SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSRS

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-05059

                                 HIGHMARK FUNDS
               (Exact name of registrant as specified in charter)

                                    --------


                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
               (Address of principal executive offices) (Zip code)

                              CT Corporation System
                               101 Federal Street
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-433-6884

                     DATE OF FISCAL YEAR END: JULY 31, 2005

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.



--------------------------------------------------------------------------------
                                                                JANUARY 31, 2005
--------------------------------------------------------------------------------




HIGHMARK
   The smarter approach to investing.





SEMI-ANNUAL
-------------------------------------------------------------
           REPORT

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
                                                            TABLE OF CONTENTS




management's discussion of fund performance
      large cap growth fund ................................................2 value momentum fund ..................................................4 large cap value fund .................................................6 core equity fund .....................................................8 balanced fund .......................................................10
      small cap growth fund ...............................................12 small cap value fund ................................................14 california intermediate tax-free bond fund ..........................16 national intermediate tax-free bond fund ............................18 bond fund ...........................................................20
      short term bond fund ................................................22 taxable money market funds ..........................................24 california tax-free money market fund ...............................25 capital growth allocation fund ......................................26 growth & income allocation fund .....................................28 income plus allocation fund .........................................30 disclosure of fund expenses ...............................................32 statements of net assets/schedule of investments ..........................35 statement of assets and liabilities .......................................83 statements of operations ..................................................84

statements of changes in net assets .......................................88 financial highlights ......................................................94

notes to financial statements ............................................102 fund information .........................................................115


[HIGHMARK FUNDS LOGO OMITTED]

This report and the financial statements contained herein are submitted for the general information of HighMark(R) Funds' shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by Union Bank of California, N.A., or any of its subsidiaries or affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in shares of mutual funds involve risk, including the possible loss of principal. SEI Investments Distribution Co., serves as Distributor for HighMark Funds and is not affiliated with the Adviser of HighMark Funds, HighMark Capital Management, Inc., or with Union Bank of California, N.A.

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                   TOP TEN HOLDINGS

     COMPANY                                % OF
                                         PORTFOLIO*

     SLM                                    2.6

     MICROSOFT                              2.2

     GOLDMAN SACHS GROUP                    1.7

     DELL                                   1.7

     WALGREEN                               1.5

     CARNIVAL                               1.4

     GENERAL ELECTRIC                       1.3

     JOHNSON & JOHNSON                      1.3

     UNITEDHEALTH GROUP                     1.3

     CHICAGO MERCANTILE
      EXCHANGE HOLDINGS                     1.2




                      FUND SECTORS

     SECTOR                                 % OF
                                         PORTFOLIO*

     INFORMATION TECHNOLOGY                21.7

     HEALTH CARE                           17.9

     FINANCIALS                            17.1

     CONSUMER DISCRETIONARY                16.1

     INDUSTRIALS                           12.4

     CONSUMER STAPLES                       6.9

     ENERGY                                 5.0

     REPURCHASE AGREEMENT                   2.9

*EXCLUDES SECURITIES PURCHASED WITH CASH
 COLLATERAL RECEIVED FROM SECURITIES LENDING.

LARGE CAP GROWTH FUND


   PERFORMANCE

   For the semi-annual period ended January 31, 2005, the HighMark Large Cap Growth Fund produced a total return of 7.01% (Fiduciary Shares). In comparison, the unmanaged Standard & Poor's 500/BARRA Growth Index returned 5.80% for the same period.

   FACTORS AFFECTING PERFORMANCE

   The fiscal year commenced against a backdrop of slowing corporate profit momentum and growing concern about the sustainability of the economic recovery. Despite significant headwinds in the form of high energy prices, ongoing geopolitical concerns, rising short-term interest rates, and the fading impact of past fiscal and monetary stimuli, 2004 came to a close with a broad and significant rally in global capital markets. This market rally was fueled in part by the removal of uncertainties regarding the U.S. Presidential election, some relief in energy prices, and encouraging evidence of job growth. Although markets gave back some of the gains in January, the semi-annual period provided positive returns for most asset classes.

   During the period, larger capitalization companies lagged their smaller capitalization counterparts and large cap growth companies once again underperformed large cap value companies. In this environment, we are pleased that the Fund outpaced its benchmark, Standard & Poor's 500/BARRA Growth Index, during the period.

   The Fund's performance benefited from strong stock selection and an overall overweight relative to the index in the consumer discretionary sector, particularly retailers and hotels. The Fund also benefited from the very strong performance of several financial companies, including the Chicago Mercantile Exchange Holdings, Sallie Mae, Goldman Sachs Group and asset managers Legg Mason and T. Rowe Price Group. Despite an underweight versus its benchmark index, information technology remained a significant contributor to the Fund's absolute performance.

   Detracting from Fund performance was our slight overweight in several oil service companies that lagged the overall market. Additionally, a lack of exposure in the relatively strong basic materials sector hindered results, as did the relatively poor performance of health care holdings Pfizer and Boston Scientific. During the period, we continued to reduce the Fund's cyclical exposure, specifically technology holdings, while increasing emphasis in the health care, consumer and financial sectors.


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2                                1.800.433.6884

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HIGHMARK LARGE CAP GROWTH FUND INVESTMENT OBJECTIVE

THE HIGHMARK LARGE CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN EQUITY SECURITIES. THE PRODUCTION OF CURRENT INCOME IS AN INCIDENTAL OBJECTIVE.

[PHOTO OMITTED]
TEAM LEADER
DAN BECKER
WADDELL & REED INVESTMENT
MANAGEMENT CO.

[PHOTO OMITTED]
TEAM LEADER
PHIL SANDERS
WADDELL & REED INVESTMENT
MANAGEMENT CO.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK LARGE CAP GROWTH FUND VERSUS THE S&P 500/ BARRA GROWTH INDEX AND THE MORNINGSTAR LARGE GROWTH CATEGORY.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

                 HighMark           HighMark           HighMark           HighMark
                Large Cap           Large Cap         Large Cap          Large Cap                            Morningstar
               Growth Fund,       Growth Fund,       Growth Fund,       Growth Fund,        S&P 500/BARRA     Large Growth
             Fiduciary Shares    Class A Shares     Class B Shares+    Class C Shares+      Growth Index        Category
7/31/94          $10,000             $ 9,450           $10,000            $10,000              $10,000          $10,000
7/95              12,523              11,822            12,523             12,523               13,072           12,815
7/96              14,116              13,345            14,116             14,116               15,379           14,207
7/97              20,968              19,815            20,968             20,968               24,068           20,573
7/98              25,704              24,226            25,593             25,704               30,064           24,329
7/99              30,136              28,325            29,755             30,136               37,342           30,300
7/00              33,490              31,404            32,784             33,309               43,679           38,517
7/01              18,182              17,012            17,628             17,930               30,807           27,162
7/02              13,678              12,784            13,157             13,367               23,965           19,426
7/03              15,198              14,128            14,465             14,717               26,095           21,616
7/04              15,722              14,603            14,844             15,103               28,473           23,096
1/05              16,824              15,606            15,814             16,066               30,124           24,921


-----------------------------------------------------------------------------------------------------------------------------------
                                                                  ANNUALIZED       ANNUALIZED        ANNUALIZED     ANNUALIZED
                                  SIX MONTH       ONE YEAR          3 YEAR           5 YEAR           10 YEAR         SINCE
                                   RETURN          RETURN           RETURN           RETURN            RETURN       INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares                  7.01%          -0.68%           -0.41%           -12.87%           4.99%           4.58%
-----------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                    6.87%          -0.78%           -0.63%           -13.08%           4.80%           4.41%+
-----------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*         0.99%          -6.20%           -2.50%           -14.06%           4.22%           3.89%+
-----------------------------------------------------------------------------------------------------------------------------------
  Class B Shares                    6.53%          -1.45%           -1.30%           -13.64%           4.34%+          4.00%+
-----------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**        1.53%          -6.37%           -2.30%           -13.94%           4.34%+          4.00%+
-----------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                    6.38%          -1.57%           -1.30%           -13.64%           4.51%+          4.15%+
-----------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***       5.38%          -2.56%           -1.30%           -13.64%           4.51%+          4.15%+
-----------------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from its inception on November 18, 1993 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *  Reflects 5.50% front-end sales charge.

 **  Reflects maximum CDSC of 5.00%.

*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004 (see note 3). Class C shares continue to be subject to a CDSC of 1.00%.

     Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

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                   TOP TEN HOLDINGS

     COMPANY                               % OF
                                         PORTFOLIO*

     CITIGROUP                              3.6

     QUESTAR                                3.4

     EXXON MOBIL                            3.3

     GENERAL ELECTRIC                       3.3

     ALTRIA GROUP                           2.8

     JPMORGAN CHASE                         2.2

     WASHINGTON MUTUAL                      2.2

     AVERY DENNISON                         2.1

     CENDANT                                2.0

     BANK OF AMERICA                        2.0




                      FUND SECTORS

     SECTOR                                % OF
                                         PORTFOLIO*

     FINANCIALS                            23.9

     INDUSTRIALS                           17.2

     ENERGY                                10.1

     CONSUMER DISCRETIONARY                 8.8

     INFORMATION TECHNOLOGY                 8.5

     MATERIALS                              8.3

     CONSUMER STAPLES                       7.1

     HEALTH CARE                            6.5

     UTILITIES                              5.5

     TELECOMMUNICATION                      2.1

     REPURCHASE AGREEMENT                   1.6

     REGULATED INVESTMENT COMPANY           0.4

     RIGHTS                                 0.0

     OPTIONS                                0.0

*EXCLUDES SECURITIES PURCHASED WITH CASH
 COLLATERAL RECEIVED FROM SECURITIES LENDING.

VALUE MOMENTUM FUND


   PERFORMANCE

   For the semi-annual period ended January 31, 2005, the HighMark Value Momentum Fund produced a total return of 9.55% (Fiduciary Shares). In comparison, the unmanaged Standard & Poor's 500 Composite Index returned 8.16% for the same period.

   FACTORS AFFECTING PERFORMANCE

   The U.S. economy remained generally healthy for the period, though investors looking for major economic recovery were likely disappointed with its quick moderation. Inflation was higher, which led the Federal Reserve to increase short-term interest rates four times during the period. The U.S. dollar fell to record lows versus the Euro. Concerns arose over the potential rising costs of imports. And yet, despite these economic challenges, equity markets performed well during the period.

   Equities closed out 2004 on a strong note before receding somewhat in January 2005. Still, most classes of stocks remained comfortably in the black and provided strong absolute results for the semi-annual period. Stocks benefited from a very strong December rally we believe to be caused by two primary factors. First, investor defensiveness gradually subsided in response to the combination of economic stabilization, a lack of terrorist attacks within the U.S. borders, Wall Street's favorable view of President Bush's re-election, and signs that the U.S. may be able to reduce its military presence in Iraq. Second, markets benefited when asset management firms put cash to work prior to the calendar year end.

   We are pleased to report that the Fund outperformed its benchmark, the Standard & Poor's 500 Composite Index, during the period. Sector weights relative to the index remained fairly stable and proved to be a positive catalyst for performance. Overweight positions in energy, materials and industrials aided the portfolio significantly as each outperformed the market. An underweight in the underperforming health care sector similarly helped. As the period drew to a close, technology and consumer discretionary recovered, and our underweighted positions in these sectors negatively impacted results. However, much more important to performance, long-time holdings in Merck, Marsh & McLennan, and Fannie Mae suffered substantially from negative headlines, potential fines, and earnings and growth rate markdowns. While each holding was above average in size, overall portfolio diversification enabled the Fund's results during the period to remain quite good.

   Overall characteristics of the Fund during the period were in line with its history and with traditional value parameters. The Fund's dividend yield was also higher than that of the index. Meanwhile, the Fund's price-to-earnings ratio and weighted average market capitalization were well below the index during the period.

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4                                1.800.433.6884

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HIGHMARK VALUE MOMENTUM FUND INVESTMENT OBJECTIVE

THE HIGHMARK VALUE MOMENTUM FUND SEEKS LONG-TERM CAPITAL GROWTH WITH A SECONDARY OBJECTIVE OF CURRENT INCOME.

[PHOTO OMITTED]
TEAM LEADER
RICHARD EARNEST
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK VALUE MOMENTUM FUND VERSUS THE S&P 500 COMPOSITE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

                    HighMark              HighMark            HighMark              HighMark
                 Value Momentum        Value Momentum      Value Momemtum        Value Momentum        S&P 500        Morningstar
                 Fund, Fiduciary        Fund, Class A       Fund, Class B            Class C          Composite       Large Value
                     Shares                Shares              Shares+               Shares+            Index          Category
7/31/94              $10,000               $ 9,450              $10,000              $10,000           $10,000          $10,000
7/95                  12,541                11,851               12,541               12,541            12,611           11,991
7/96                  14,649                13,816               14,649               14,649            14,701           13,755
7/97                  21,607                20,329               21,607               21,607            22,366           19,741
7/98                  23,600                22,151               23,494               23,600            26,680           21,656
7/99                  26,687                24,983               26,287               26,687            32,069           24,320
7/00                  27,879                26,040               27,207               27,714            34,946           23,568
7/01                  27,726                25,832               26,805               27,307            29,938           25,965
7/02                  22,164                20,601               21,253               21,630            22,864           21,037
7/03                  24,381                22,607               23,166               23,578            25,299           22,823
7/04                  28,206                26,080               26,546               27,026            28,631           26,312
1/05                  30,900                28,526               28,946               29,477            30,967           28,788


-----------------------------------------------------------------------------------------------------------------------------------
                                                               ANNUALIZED       ANNUALIZED        ANNUALIZED      ANNUALIZED
                                 SIX MONTH       ONE YEAR        3 YEAR           5 YEAR            10 YEAR          SINCE
                                  RETURN          RETURN         RETURN           RETURN            RETURN         INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares                 9.55%          9.67%           5.61%           2.84%             11.81%          11.45%
-----------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                   9.38%          9.31%           5.32%           2.57%             11.55%          11.26%+
-----------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*        3.38%          3.30%           3.35%           1.42%             10.92%          10.82%+
-----------------------------------------------------------------------------------------------------------------------------------
  Class B Shares                   9.04%          8.62%           4.66%           1.90%             11.08%+         10.93%+
-----------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**       4.04%          3.63%           3.78%           1.60%             11.08%+         10.93%+
-----------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                   9.07%          8.69%           4.65%           1.89%             11.29%+         11.08%+
-----------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***      8.07%          7.69%           4.65%           1.89%             11.29%+         11.08%+
-----------------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from February 1, 1991 with the performance of Class A Shares on April 2, 1992, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *  Reflects 5.50% front-end sales charge.

 **  Reflects maximum CDSC of 5.00%.

*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004 (see note 3). Class C shares continue to be subject to a CDSC of 1.00%.

     Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented from February 1, 1991 (commencement of operations of Fiduciary Shares) and April 2, 1992, (commencement of operations of Class A Shares) to April 25, 1997 reflects the performance of the Stepstone Value Momentum Fund.

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                   TOP TEN HOLDINGS

     COMPANY                               % OF
                                         PORTFOLIO*

     CITIGROUP                              3.2

     EXXON MOBIL                            3.1

     BANK OF AMERICA                        2.7

     WACHOVIA                               2.4

     CHEVRONTEXACO                          2.4

     VERIZON COMMUNICATIONS                 2.3

     CONOCOPHILLIPS                         2.1

     US BANCORP                             1.8

     TXU                                    1.3

     BELLSOUTH                              1.3




                      FUND SECTORS

     SECTOR                                % OF
                                         PORTFOLIO*

     FINANCIALS                            31.4

     CONSUMER DISCRETIONARY                15.4

     ENERGY                                11.7

     INDUSTRIALS                            8.8

     CONSUMER STAPLES                       6.3

     INFORMATION TECHNOLOGY                 5.8

     UTILITIES                              5.5

     TELECOMMUNICATION                      4.6

     MATERIALS                              4.6

     HEALTH CARE                            3.6

     REPURCHASE AGREEMENT                   2.3

*EXCLUDES SECURITIES PURCHASED WITH CASH
 COLLATERAL RECEIVED FROM SECURITIES LENDING.

LARGE CAP VALUE FUND


   PERFORMANCE

   For the semi-annual period ended January 31, 2005, the HighMark Large Cap Value Fund produced a total return of 12.34% (Fiduciary Shares). In comparison, the unmanaged Russell 1000 Value Index returned 11.67% for the same period.

   FACTORS AFFECTING PERFORMANCE

   Following a slow start, markets experienced a significant rally in the final quarter of 2004. Although equities gave back some gains in January, the semi-annual period provided positive returns across most asset classes. Size was a significant factor for stock performance over the period. Continuing the trend of the past several years, small capitalization companies again outpaced large capitalization companies. Even within the universe of large companies, stocks of firms on the smaller end of the spectrum generally outperformed their larger counterparts. And, as has been the case since the busting of the Internet bubble several years ago, value companies continued to outshine growth companies.

   During the period, the Fund outpaced its benchmark, the Russell 1000 Value Index. In this environment of smaller company outperformance, the Fund benefited from a slight mid-cap bias relative to its benchmark. Also contributing to the Fund's results were the relatively strong performance of TXU and an overweight relative to the index in the capital goods sector. Specifically, a significant overweight in homebuilders such as KB Home, D.R. Horton and the Ryland Group each rewarded shareholders.

   Detracting some from performance during the period was the Fund's limited exposure, or no exposure, to several of the biggest and better performing stocks in the index. For example, the Fund's underweight positions in names such as General Electric, 3M, Exxon Mobil and Comcast cost the Fund's performance relative to the index during the reporting period.



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6                                1.800.433.6884

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[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK LARGE CAP VALUE FUND INVESTMENT OBJECTIVE

THE HIGHMARK LARGE CAP VALUE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL
APPRECIATION.

[PHOTO OMITTED]
TEAM LEADER
TED ARONSON
ARONSON+JOHNSON+ORTIZ, LP

[PHOTO OMITTED]
TEAM LEADER
KEVIN JOHNSON
ARONSON+JOHNSON+ORTIZ, LP

[PHOTO OMITTED]
TEAM LEADER
MARTHA ORTIZ
ARONSON+JOHNSON+ORTIZ, LP

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK LARGE CAP VALUE FUND VERSUS THE RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

                 HighMark           HighMark           HighMark           HighMark           Russell
                Large Cap          Large Cap          Large Cap          Large Cap             1000              Morningstar
               Value Fund,        Value Fund,        Value Fund,        Value Fund,           Value              Large Value
             Fiduciary Shares    Class A Shares     Class B Shares+    Class C Shares+        Index               Category
7/31/94          $10,000            $ 9,450           $10,000             $10,000             $10,000               $10,000
7/95              11,726             11,106            11,726              11,726              12,086                11,991
7/96              13,867             13,128            13,867              13,867              14,005                13,755
7/97              19,432             18,375            19,432              19,432              20,844                19,741
7/98              21,529             20,305            21,436              21,529              24,536                21,656
7/99              24,592             23,135            24,276              24,592              28,213                24,320
7/00              22,214             20,854            21,727              22,101              26,803                23,568
7/01              21,570             20,182            20,892              21,248              29,145                25,965
7/02              16,326             15,228            15,676              15,942              24,121                21,037
7/03              17,512             16,312            16,680              16,956              26,714                22,823
7/04              21,070             19,571            19,883              20,212              31,437                26,312
1/05              23,670             21,978            22,239              22,619              35,105                28,788


------------------------------------------------------------------------------------------------------------------------------------
                                                              ANNUALIZED      ANNUALIZED       ANNUALIZED       ANNUALIZED
                                 SIX MONTH      ONE YEAR        3 YEAR          5 YEAR           10 YEAR           SINCE
                                  RETURN         RETURN         RETURN          RETURN           RETURN          INCEPTION
  Fiduciary Shares                 12.34%        14.10%          6.97%           1.00%            8.66%           11.21%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                   12.30%        13.80%          6.73%           0.75%            8.45%           11.11%+
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*         6.10%         7.55%          4.75%          -0.39%            7.84%           10.82%+
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares                   11.85%        13.07%          6.01%           0.10%            7.98%+          10.88%+
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**        6.85%         8.07%          5.11%          -0.27%            7.98%+          10.88%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                   11.91%        13.05%          6.04%           0.10%            8.17%+          10.97%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***      10.91%        12.05%          6.04%           0.10%            8.17%+          10.97%+
------------------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from February 9, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *  Reflects 5.50% front-end sales charge.

 **  Reflects maximum CDSC of 5.00%.

*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004 (see note 3). Class C shares continue to be subject to a CDSC of 1.00%.

     Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                            7

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[MOUNTAIN RANGE GRAPHIC OMITTED]




                   TOP TEN HOLDINGS

     COMPANY                                % OF
                                         PORTFOLIO*

     GENERAL ELECTRIC                       5.1

     TYCO INTERNATIONAL                     3.4

     DELL                                   3.3

     MICROSOFT                              3.0

     EXXON MOBIL                            2.8

     JPMORGAN CHASE                         2.7

     CITIGROUP                              2.6

     WAL-MART STORES                        2.5

     GOLDMAN SACHS GROUP                    2.3

     SHIRE PHARMACEUTICALS ADR              2.3




                      FUND SECTORS

     SECTOR                                 % OF
                                         PORTFOLIO*

     FINANCIALS                            19.7

     INFORMATION TECHNOLOGY                17.4

     INDUSTRIALS                           15.7

     CONSUMER DISCRETIONARY                11.5

     CONSUMER STAPLES                      11.2

     HEALTH CARE                           10.8

     ENERGY                                 7.9

     UTILITIES                              3.3

     MATERIALS                              1.8

     REPURCHASE AGREEMENT                   0.7

*EXCLUDES SECURITIES PURCHASED WITH CASH
 COLLATERAL RECEIVED FROM SECURITIES LENDING.

CORE EQUITY FUND


   PERFORMANCE

   For the semi-annual period ended January 31, 2005, the HighMark Core Equity Fund produced a total return of 6.80% (Fiduciary Shares). In comparison, the unmanaged Standard & Poor's 500 Composite Index returned 8.16% for the same period.

   FACTORS AFFECTING PERFORMANCE

   The market performed positively during the period - an impressive feat considering it happened in the face of the Federal Reserve continuing to increase short-term interest rates, the U.S. dollar plunging to record lows versus the Euro, and a rising U.S. trade deficit. The economy appeared generally healthy, marked by solid consumer spending, expanding industrial production and subdued inflation. In this environment, the best performing segments of the stock market were both smaller and value-oriented companies. Larger and growth-oriented stocks also advanced, but at a much slower pace.

   For the six-months ended January 31, 2005, the Fund underperformed its benchmark, Standard & Poor's 500 Composite Index. Underperformance is explained largely by the Fund's focus on large companies in an environment where investors preferred small and mid-sized companies. The Fund gravitated to the larger companies as their valuations, dividends and balance sheets appeared undervalued relative to their small and mid-sized counterparts. Overall, the stock prices of larger companies did rise during the period, but they did not keep up with the significant gains experienced by smaller firms.

   Another factor contributing to the Fund's underperformance was the New York Attorney General's investigation into the insurance industry. Upon announcement of this investigation, share prices of Fund holdings Marsh & McLennan and American International Group dropped dramatically. Our concern about the lingering impact of the investigation continued as the period progressed. As a result, the Fund sold its entire position in Marsh & McLennan, and significantly reduced exposure to American International Group.

   The Fund's performance benefited during the period from its exposure to energy and industrial companies. Energy companies performed well as a result of the rising price of oil. We believe the price hike was caused by an increased risk premium resulting from the combination of: instability in the Middle East; uncertainty in Venezuela; production issues in Saudi Arabia; strikes in Nigeria; and challenges towards capitalism in Russia. In this rising oil price environment, the Fund benefited particularly from holding Suncor Energy, Occidental Petroleum and Exxon Mobil. The Fund also benefited from substantial positions in industrial stocks that performed well. Specifically, the performance of Tyco International, Danaher and General Electric all positively contributed to the Fund's results during the period.



--------------------------------------------------------------------------------

8                                1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK CORE EQUITY FUND INVESTMENT OBJECTIVE

THE HIGHMARK CORE EQUITY FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]
TEAM LEADER
THOMAS ARRINGTON
HIGHMARK CAPITAL
MANAGEMENT, INC.

[PHOTO OMITTED]
TEAM LEADER
GEORGE ROKAS
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK CORE EQUITY FUND VERSUS THE S&P 500 COMPOSITE INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

                  HighMark           HighMark           HighMark            HighMark
                Core Equity        Core Equity         Core Equity         Core Equity        S&P 500       Morningstar
              Fund, Fiduciary     Fund, Class A       Fund, Class B       Fund, Class C      Composite      Large Blend
                   Shares            Shares+             Shares+             Shares+           Index         Category
5/31/00           $10,000             $9,450            $10,000             $10,000           $10,000         $10,000
7/00                9,768              9,231              9,758               9,768            10,087          10,125
7/01                8,312              7,829              8,230               8,312             8,642           8,879
7/02                6,296              5,914              6,178               6,296             6,600           6,877
7/03                6,872              6,441              6,685               6,872             7,302           7,495
7/04                7,546              7,051              7,260               7,503             8,264           8,356
1/05                8,059              7,520              7,579               7,980             8,939           9,067


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED               ANNUALIZED
                                          SIX MONTH               ONE YEAR                 3 YEAR                   SINCE
                                            RETURN                 RETURN                  RETURN                 INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares                          6.80%                   3.17%                    1.18%                  -4.52%
-----------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                            6.65%                   2.81%                    0.91%                  -4.78%+
-----------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*                 0.75%                  -2.81%                   -0.99%                  -5.92%+
-----------------------------------------------------------------------------------------------------------------------------------
  Class B Shares                            6.50%                   2.26%                    0.27%                  -5.36%+
-----------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**                1.50%                  -2.74%                   -0.74%                  -5.77%+
-----------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                            6.36%                   2.26%                    0.85%+                 -4.72%+
-----------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***               5.36%                   1.26%                    0.85%+                 -4.72%+
-----------------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from its inception on May 31, 2000 with the performance of Class A and Class B Shares on June 30, 2000 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *  Reflects 5.50% front-end sales charge.

 **  Reflects maximum CDSC of 5.00%.

*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004 (see note 3). Class C shares continue to be subject to a CDSC of 1.00%.

     Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                            9

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]




                   TOP TEN HOLDINGS*

     COMPANY                                % OF
                                         PORTFOLIO**

     GENERAL ELECTRIC                       3.3

     SPDR TRUST SERIES 1                    2.9

     TYCO INTERNATIONAL                     2.2

     DELL                                   2.2

     MICROSOFT                              2.0

     EXXON MOBIL                            1.8

     JPMORGAN CHASE                         1.7

     WAL-MART STORES                        1.7

     CITIGROUP                              1.6

     GOLDMAN SACHS GROUP                    1.5




                      FUND SECTORS

     SECTOR                                 % OF
                                         PORTFOLIO**

     FINANCIALS                            13.0

     CORPORATE OBLIGATIONS                 12.4

     INFORMATION TECHNOLOGY                11.6

     U.S. GOVERNMENT OBLIGATIONS           11.1

     INDUSTRIALS                           10.2

     CONSUMER DISCRETIONARY                 7.7

     CONSUMER STAPLES                       7.4

     HEALTH CARE                            7.1

     ENERGY                                 5.1

     U.S. TREASURY OBLIGATIONS              4.0

     REGULATED INVESTMENT COMPANY           2.9

     REPURCHASE AGREEMENT                   2.2

     UTILITIES                              2.2

     ASSET-BACKED SECURITIES                1.9

     MATERIALS                              1.2

 *EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.
**EXCLUDES SECURITIES PURCHASED WITH CASH
  COLLATERAL RECEIVED FROM SECURITIES LENDING.

BALANCED FUND


   PERFORMANCE

   For the semi-annual period ended January 31, 2005, the HighMark Balanced Fund produced a total return of 5.50% (Fiduciary Shares). In comparison, the unmanaged Standard & Poor's 500 Composite Index returned 8.16%, and the Lehman Brothers U.S. Aggregate Bond Index returned 3.81% for the same period.

   FACTORS AFFECTING PERFORMANCE

   The market performed positively during the period - an impressive feat considering it happened in the face of the Federal Reserve continuing to increase short-term interest rates, the U.S. dollar plunging to record lows versus the Euro, and a rising U.S. trade deficit. The economy appeared generally healthy, marked by solid consumer spending, expanding industrial production and subdued inflation. In this environment, the best performing segments of the stock market were both smaller and value-oriented companies. Larger and growth-oriented stocks also advanced, but at a much slower pace.

   For the six-months ended January 31, 2005, the Fund's equity portfolio underperformed its equity benchmark, Standard & Poor's 500 Composite Index, explained largely by its focus on large companies in an environment where investors preferred small and mid-sized companies. Another factor contributing to equity underperformance was the New York Attorney General's investigation into the insurance industry. Upon announcement of this investigation, share prices of Fund holdings Marsh & McLennan and American International Group dropped dramatically. Our concern about the lingering impact of the investigation continued as the period progressed. As a result, the Fund sold its entire position in Marsh & McLennan, and significantly reduced exposure to American International Group. The Fund's equity performance benefited during the period from its exposure to energy companies, which performed well as a result of the rising price of oil, and strong-performing industrial stocks such as Tyco International, Danaher and General Electric.

   With respect to fixed income securities, the Fund performed in line with the Fund's fixed income benchmark, the Lehman Brothers U.S. Aggregate Bond Index. Performance benefited from being overweight versus the index in the relatively strong performing corporate bond market. Holding Treasury Bonds of shorter duration than the index detracted from performance, as did lack of exposure in the high-flying high-yield segment of the corporate bond market.




--------------------------------------------------------------------------------

10                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK BALANCED FUND INVESTMENT OBJECTIVE

THE HIGHMARK BALANCED FUND SEEKS CAPITAL APPRECIATION AND INCOME, WITH A SECONDARY INVESTMENT OBJECTIVE OF CONSERVATION OF CAPITAL.

[PHOTO OMITTED]
TEAM LEADER
THOMAS ARRINGTON
HIGHMARK CAPITAL
MANAGEMENT, INC.

[PHOTO OMITTED]
TEAM LEADER
GEORGE ROKAS
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK BALANCED FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR BALANCED OBJECTIVE.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

                 HighMark          HighMark         HighMark          HighMark                           Lehman
                 Balanced          Balanced         Balanced          Balanced                          Brothers
                   Fund,             Fund,            Fund,             Fund,           S&P 500      U.S. Aggregate   Morningstar
                 Fiduciary          Class A          Class B           Class C         Composite          Bond         Balanced
                  Shares            Shares           Shares+           Shares+           Index           Index         Objective
7/31/94           $10,000           $ 9,450          $10,000           $10,000          $10,000          $10,000        $10,000
7/95               11,910            11,255           11,910            11,910           12,611           11,011         11,578
7/96               13,213            12,461           13,213            13,213           14,701           11,620         12,702
7/97               17,239            16,210           17,239            17,239           22,366           12,873         16,421
7/98               18,499            17,364           18,444            18,499           26,680           13,884         18,027
7/99               20,342            19,038           20,087            20,342           32,069           14,229         19,816
7/00               20,805            19,424           20,354            20,683           34,946           15,077         21,137
7/01               19,588            18,230           18,993            19,293           29,938           16,990         20,954
7/02               16,799            15,592           16,140            16,399           22,864           18,271         18,429
7/03               18,025            16,707           17,171            17,447           25,299           19,259         19,945
7/04               19,469            17,987           18,377            18,667           28,631           20,192         21,750
1/05               20,540            18,954           19,307            19,598           30,967           20,961         22,731


------------------------------------------------------------------------------------------------------------------------------------
                                                                  ANNUALIZED        ANNUALIZED       ANNUALIZED       ANNUALIZED
                                 SIX MONTH        ONE YEAR          3 YEAR            5 YEAR           10 YEAR           SINCE
                                  RETURN           RETURN           RETURN            RETURN           RETURN          INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares                  5.50%           3.05%            2.68%             0.26%            7.31%            7.67%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                    5.38%           2.80%            2.43%             0.01%            7.06%            7.49%+
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*        -0.42%          -2.84%            0.51%            -1.12%            6.45%            7.06%+
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares                    5.06%           2.14%            1.79%            -0.64%            6.65%+           7.20%+
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**        0.06%          -2.86%            0.81%            -1.00%            6.65%+           7.20%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                    4.99%           2.09%            1.76%            -0.66%            6.81%+           7.31%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***       3.99%           1.09%            1.76%            -0.66%            6.81%+           7.31%+
------------------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from February 1, 1991 with the performance of Class A Shares on November 13, 1992, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *  Reflects 5.50% front-end sales charge.

 **  Reflects maximum CDSC of 5.00%.

*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004 (see note 3). Class C shares continue to be subject to a CDSC of 1.00%.

     Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented from February 1, 1991 (commencement of operations of Fiduciary Shares) to November 13, 1992 (commencement of Class A Shares) to April 25, 1997 reflects the performance of the Stepstone Balanced Fund.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           11

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]




                   TOP TEN HOLDINGS

     COMPANY                                % OF
                                         PORTFOLIO

     IMMUCOR                                2.5

     KINDRED HEALTHCARE                     2.2

     AFFILIATED MANAGERS GROUP              2.1

     ASK JEEVES                             2.0

     FIRST MARBLEHEAD                       2.0

     HYPERION SOLUTIONS                     2.0

     MARTEK BIOSCIENCES                     1.9

     CB RICHARD ELLIS GROUP                 1.9

     RENAL CARE GROUP                       1.8

     EON LABS                               1.8




                      FUND SECTORS

     SECTOR                                 % OF
                                         PORTFOLIO

     INFORMATION TECHNOLOGY                30.8

     HEALTH CARE                           23.6

     FINANCIALS                            14.5

     INDUSTRIALS                           13.9

     CONSUMER DISCRETIONARY                10.6

     ENERGY                                 5.9

     CONSUMER STAPLES                       0.5

     REPURCHASE AGREEMENT                   0.2

SMALL CAP GROWTH FUND


   PERFORMANCE

   For the semi-annual period ended January 31, 2005, the HighMark Small Cap Growth Fund produced a total return of 15.41% (Fiduciary Shares). In comparison, the unmanaged Russell 2000 Growth Index returned 13.48% for the same period.

   FACTORS AFFECTING PERFORMANCE

   Following a slow start, markets experienced a significant rally in the final quarter of 2004. Although equities gave back some gains in January, the semi-annual period provided positive returns across most asset classes. Size was a significant factor for stock performance over the period. Continuing the trend of the past few years, stocks of small capitalization companies outpaced large capitalization companies. Additionally, as has been the case for several years, the market environment was more favorable to the value end rather than the growth end of the small cap style segment.

   During the period, the Fund outpaced its benchmark, the Russell 2000 Growth Index. Strong stock selection in the latter half of the period drove the Fund's results. Business services was clearly the best performing sector for the Fund during the period, a result of the Fund's overweighting relative to the index and strong stock selection within the sector. For example, real estate provider CB Richard Ellis Group and payment processor Global Payments both contributed significantly to the Fund's results. Improved operating trends at consulting services firms Charles River Associates and DiamondCluster International also contributed to the Fund's performance. The financial services sector also proved strong for the Fund, largely the result of the performance of money managers Affiliated Managers Group and Calamos Asset Management. The rebounding stock prices of Conseco and CapitalSource also contributed to Fund performance late in the period.

   Detracting from Fund performance during the period was the Fund's exposure to the health care sector. Underweighted positioning in strong-performing biotechnology companies and specialty pharmaceuticals firms and declines in Serologicals and Isolagen were largely at the root of this underperformance. Additionally, lack of exposure in relatively small yet positively performing consumer staples and utilities sectors also detracted from results during the reporting period.




--------------------------------------------------------------------------------

12                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK SMALL CAP GROWTH FUND INVESTMENT OBJECTIVE

THE HIGHMARK SMALL CAP GROWTH FUND SEEKS TO PROVIDE LONG TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]
TEAM LEADER
EDWARD ANTOIAN
CHARTWELL INVESTMENT
PARTNERS, L.P.

[PHOTO OMITTED]
TEAM LEADER
MICHAEL JONES
CHARTWELL INVESTMENT
PARTNERS, L.P.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK SMALL CAP GROWTH FUND VERSUS THE RUSSELL 2000 GROWTH INDEX AND THE MORNINGSTAR SMALL GROWTH CATEGORY.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

                 HighMark            HighMark             HighMark            HighMark
                 Small Cap           Small Cap            Small Cap           Small Cap
               Growth Fund,        Growth Fund,         Growth Fund,        Growth Fund,                              Morningstar
                 Fiduciary            Class A              Class B             Class C           Russell 2000        Small Growth
                  Shares              Shares               Shares              Shares            Growth Index          Category
4/30/03           $10,000             $ 9,450              $10,000             $10,000              $10,000             $10,000
7/03               11,659              11,017               11,650              11,649               12,199              11,930
7/04               11,901              11,217               11,781              11,780               13,580              13,306
1/05               13,735              12,931               13,145              13,544               15,411              14,993


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          ANNUALIZED
                                                    SIX MONTH                 ONE YEAR                      SINCE
                                                     RETURN                    RETURN                     INCEPTION+
------------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares                                   15.41%                    -0.87%                       20.29%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                     15.28%                    -1.17%                       20.04%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*                           8.90%                    -6.60%                       16.24%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares                                     14.97%                    -1.76%                       19.33%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**                          9.97%                    -6.66%                       17.33%
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                                     14.97%                    -1.76%                       19.33%
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***                        13.97%                    -2.74%                       19.33%
------------------------------------------------------------------------------------------------------------------------------------

  +  Commenced operations on April 28, 2003.

  *  Reflects 5.50% front-end sales charge.

 **  Reflects maximum CDSC of 5.00%.

*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004 (see note 3). Class C shares continue to be subject to a CDSC of 1.00%.

     Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.
--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           13

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]




                   TOP TEN HOLDINGS*

     COMPANY                               % OF
                                         PORTFOLIO**

     RYLAND GROUP                           1.6

     TORO                                   1.5

     COMMERCE GROUP                         1.5

     MDC HOLDINGS                           1.5

     TESORO PETROLEUM                       1.5

     GREIF, CL A                            1.5

     FMC                                    1.4

     HRPT PROPERTIES TRUST                  1.4

     AMERUS GROUP                           1.3

     PERKINELMER                            1.2




                      FUND SECTORS

     SECTOR                                 % OF
                                         PORTFOLIO**

     FINANCIALS                            27.1

     INDUSTRIALS                           17.9

     CONSUMER DISCRETIONARY                15.9

     INFORMATION TECHNOLOGY                10.0

     MATERIALS                              8.2

     CONSUMER STAPLES                       5.3

     UTILITIES                              5.2

     ENERGY                                 3.9

     HEALTH CARE                            3.6

     REPURCHASE AGREEMENT                   2.7

     TELECOMMUNICATION                      0.2

 *EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.
**EXCLUDES SECURITIES PURCHASED WITH CASH
  COLLATERAL RECEIVED FROM SECURITIES LENDING.

SMALL CAP VALUE FUND


   PERFORMANCE

   For the semi-annual period ended January 31, 2005, the HighMark Small Cap Value Fund produced a total return of 14.44% (Fiduciary Shares). In comparison, the unmanaged Russell 2000 Value Index returned 14.24% for the same period.

   FACTORS AFFECTING PERFORMANCE

   Following a slow start to the period, stocks staged a significant rally after the November election. Despite a set back in January, most classes of equities posted strong absolute results for the period. The best performing segment of the market was small cap stocks. At the end of 2004, growth stocks were leading the market charge. As the period came to a close in January 2005, however, value stocks had again overtaken growth stocks and were the strongest performers for the period.

   During the six months ended January 31, 2005, the Fund's performance was in line with its benchmark, the Russell 2000 Value Index. The Fund's defensive, value-oriented investment strategy worked in favor of shareholders, particularly in January 2005 when more growth-oriented stocks receded more rapidly than their value counterparts. The Fund's performance also benefited early in the period from an overweight relative to the index in the energy sector, which benefited from rising oil prices. Strong stock selection within health care and financials also contributed to the Fund's results. The biggest single contributor to performance during the period was Walter Industries, which experienced stock price appreciation in excess of 100% during the reporting period.

   The Fund maintained a substantial underweight relative to the index in Real Estate Investment Trusts (REITs). REITs performed well during the period, and the Fund's underweight detracted some from performance. Also detracting from Fund performance was the bankruptcy filing of Fund holding Interstate Bakeries.




--------------------------------------------------------------------------------

14                               1.800.433.6884

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

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HIGHMARK SMALL CAP VALUE FUND INVESTMENT OBJECTIVE

THE HIGHMARK SMALL CAP VALUE FUND SEEKS TO PROVIDE LONG TERM CAPITAL
APPRECIATION.

[PHOTO OMITTED]
TEAM LEADER
JOSEF LAKONISHOK
LSV ASSET MANAGEMENT

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK SMALL CAP VALUE FUND VERSUS THE RUSSELL 2000 VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

                 HighMark            HighMark            HighMark          HighMark
                 Small Cap           Small Cap           Small Cap         Small Cap
                Value Fund,         Value Fund,         Value Fund,       Value Fund,                           Morningstar
                 Fiduciary            Class A             Class B           Class C          Russell 2000       Small Value
                  Shares              Shares              Shares            Shares            Value Index        Category
9/30/98           $10,000             $ 9,450             $10,000           $10,000             $10,000           $10,000
7/99               12,479              11,778              12,398            12,479              11,208            11,990
7/00               14,529              13,670              14,336            14,488              11,752            12,493
7/01               14,122              13,246              13,804            13,950              14,543            15,797
7/02               14,136              13,225              13,695            13,840              13,742            14,984
7/03               17,033              15,891              16,325            16,493              16,300            17,502
7/04               20,562              19,137              19,538            19,743              20,022            21,467
1/05               23,531              21,874              22,252            22,481              22,873            24,356


------------------------------------------------------------------------------------------------------------------------------------
                                                                             ANNUALIZED          ANNUALIZED          ANNUALIZED
                                      SIX MONTH           ONE YEAR            3 YEAR              5 YEAR               SINCE
                                       RETURN              RETURN             RETURN              RETURN             INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares                      14.44%              11.93%             17.45%              11.71%              14.49%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                        14.30%              11.62%             17.11%              11.41%              14.17%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*              8.01%               5.49%             14.92%              10.17%              13.16%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares                        13.89%              10.86%             16.27%              10.70%              13.47%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**             8.89%               5.86%             15.52%              10.43%              13.47%
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                        13.87%              10.90%             16.29%              10.71%              13.67%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***           12.87%               9.90%             16.29%              10.71%              13.67%+
------------------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from its inception September 17, 1998 with the performance of Class C Shares on November 30, 1999. Fiduciary Shares performance has been adjusted for the CDSC applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With these adjustments, performance would be lower than that shown.

  *  Reflects 5.50% front-end sales charge.

 **  Reflects maximum CDSC of 5.00%.

*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004 (see note 3). Class C shares continue to be subject to a CDSC of 1.00%.

     Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.
--------------------------------------------------------------------------------

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[HIGHMARK FUNDS LOGO OMITTED]
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                   TOP TEN HOLDINGS

     HOLDING                               % OF
                                         PORTFOLIO

     LOS ANGELES, DEPARTMENT OF
       WATER & POWER, SER A-A-1
       5.250%, 07/01/11                     2.2

     LOS ANGELES COUNTY, PUBLIC
       WORKS FINANCING AUTHORITY,
       REGIONAL PARK & OPEN SPACE
       DISTRICT, SER A
       5.500%, 10/01/08                     2.0

     ORANGE COUNTY, LOCAL
       TRANSPORTATION AUTHORITY,
       MEASURE M, SECOND SENIOR,
       SER A
       5.500%, 02/15/08                     2.0

     SAN DIEGO, PUBLIC FACILITIES
       FINANCING AUTHORITY
       6.000%, 05/15/06                     1.6

     EASTERN MUNICIPAL WATER
       DISTRICT, SER A
       5.375%, 07/01/16                     1.5

     EASTERN MUNICIPAL WATER
       DISTRICT, SER A
       5.375%, 07/01/17                     1.5

     M-S-R PUBLIC POWER AUTHORITY,
       SAN JUAN PROJECT, SER I
       5.000%, 07/01/14                     1.5

     ORANGE COUNTY, LOCAL
       TRANSPORTATION AUTHORITY,
       MEASURE M, SECOND SENIOR
       6.000%, 02/15/07                     1.4

     SAN MATEO, UNIFIED HIGH
       SCHOOL DISTRICT, SER A
       5.375%, 09/01/11                     1.4

     METROPOLITAN, WATER DISTRICT OF
       SOUTHERN CALIFORNIA, SER A
       5.375%, 07/01/12                     1.4




                      FUND SECTORS

     SECTOR                                 % OF
                                         PORTFOLIO

     REVENUE BONDS                         58.6

     GENERAL OBLIGATION                    23.0

     CERTIFICATE OF PARTICIPATION          10.9

     TAX ALLOCATION                         6.8

     REGULATED INVESTMENT COMPANY           0.7

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND


   PERFORMANCE

   For the semi-annual period ended January 31, 2005, the HighMark California Intermediate Tax-Free Bond Fund produced a total return of 2.87% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers 7-Year Municipal Bond Index returned 3.52% for the same period.

   FACTORS AFFECTING PERFORMANCE

   The semi-annual period provided positive results for all maturities across the curve, with long maturities providing the strongest performance. During the period, the Federal Reserve raised the Federal funds rate, the rate at which banks lend to each other, four times, to its current level of 2.25%. Short-term municipal bond yields rose during the period while yields on longer issues remained relatively unchanged, leading to a flattening of the yield curve.

   Municipal bond issuance declined as higher tax receipts reduced borrowing needs. Despite the higher short-term rates, refunding activity remained relatively unchanged. Households continue to be the largest holders of municipal bonds, followed by money market funds and mutual funds. As for issuance by state, California remained the largest issuer, followed by New York and Texas. The percentage of bonds that are credit enhanced increased, as did the percentage of bonds with traditional insurance.

   The coupling of the economic recovery and stock market advances have led state coffers to rise and a credit recovery has started to begin. Only three states today face aggregate budget gaps. Last year at this time 10 states were facing budget gaps, and two years ago 31 states had gaps. Additionally, personal income and sales tax collections, which represent about two-thirds of state tax collections, are above target in nearly every state. California reported that personal income, sales, and corporate taxes were up $900 million through October.

   California municipal bonds performed modestly better than municipal bonds from other states during the period. The State of California's finances improved under newly elected Governor Arnold Schwarzenegger. To remedy the State's continued deficit, the governor proposed broad funding changes including education, transportation, local governments, prisons, medical, and other health and welfare programs. California's long term rating was raised by both Standard & Poor's, to A from BBB, and Fitch, to A- from BBB, during the period.

   During the reporting period, we continued to position the Fund defensively with high credit quality, shorter duration bonds. This caused the Fund to underperform its benchmark in a period when lower quality, longer term bonds outperformed their higher-quality, shorter term counterparts.




--------------------------------------------------------------------------------

16                               1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
INVESTMENT OBJECTIVE

THE HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL AND STATE OF CALIFORNIA INCOME TAXES.

[PHOTO OMITTED]
TEAM LEADER
ROBERT BIGELOW
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND VERSUS THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL CALIFORNIA INTERMEDIATE/SHORT CATEGORY.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

                 HighMark             HighMark           HighMark           HighMark
                California           California         California         California                             Morningstar
               Intermediate         Intermediate       Intermediate       Intermediate          Lehman             Municipal
               Tax-Free Bond        Tax-Free Bond      Tax-Free Bond      Tax-Free Bond     Brothers 7-Year       California
              Fund, Fiduciary       Fund, Class A      Fund, Class B      Fund, Class C        Municipal         Intermediate/
                  Shares               Shares             Shares+            Shares+          Bond Index        Short Category
7/31/94           $10,000              $ 9,775            $10,000            $10,000            $10,000             $10,000
7/95               10,727               10,487             10,727             10,727             10,811              10,598
7/96               11,442               11,176             11,442             11,442             11,360              11,198
7/97               12,449               12,161             12,449             12,449             12,342              12,046
7/98               13,041               12,728             13,041             13,041             12,991              12,584
7/99               13,502               13,180             13,502             13,502             13,418              12,928
7/00               14,134               13,798             14,033             14,134             14,034              13,496
7/01               15,254               14,881             14,997             15,254             15,324              14,506
7/02               16,152               15,761             15,723             16,152             16,417              15,321
7/03               16,654               16,140             15,971             16,564             17,049              15,620
7/04               17,174               16,696             16,398             17,102             17,928              16,251
1/05               17,667               17,156             16,788             17,516             18,559              16,773


------------------------------------------------------------------------------------------------------------------------------------
                                                                    ANNUALIZED     ANNUALIZED      ANNUALIZED      ANNUALIZED
                                   SIX MONTH       ONE YEAR           3 YEAR         5 YEAR          10 YEAR          SINCE
                                    RETURN          RETURN            RETURN         RETURN          RETURN         INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares                   2.87%           2.33%             4.15%          5.52%           5.98%           4.81%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                     2.76%           2.09%             3.99%          5.41%           5.91%           4.73%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*          0.41%          -0.19%             3.19%          4.94%           5.66%           4.52%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares                     2.38%           1.33%             3.12%          4.49%           5.44%+          4.33%+
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**        -2.62%          -3.55%             2.18%          4.15%           5.44%+          4.33%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                     2.42%           1.55%             3.85%+         5.34%+          5.89%+          4.73%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***        1.42%           0.58%             3.85%+         5.34%+          5.89%+          4.73%+
------------------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from its inception on October 15, 1993 with the performance of Class B Shares on November 30, 1999 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the CDSC applicable to Class B Shares and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *  Reflects 2.25% sales charge.

 **  Reflects maximum CDSC of 5.00%.

***  Reflects maximum CDSC of 1.00%.

     Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented from October 15, 1993 (commencement of operations of Fiduciary and Class A Shares) to April 25, 1997 reflects the performance of the Stepstone California Intermediate Tax-Free Bond Fund.
--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]




                   TOP TEN HOLDINGS

     HOLDING                                % OF
                                         PORTFOLIO

     PORTLAND, SEWER SYSTEMS,
       SER A
       5.000%, 06/01/08                     3.5

     METROPOLITAN PIER &
       EXPOSITION AUTHORITY,
       MCCORMICK PLACE EXPANSION
       PROJECT, SER A
       6.000%, 12/15/05                     3.1

     DU PAGE & WILL COUNTIES,
       COMMUNITY SCHOOL DISTRICT,
       SER B
       5.000%, 12/30/07                     2.9

     GEORGIA STATE, SER E
       5.250%, 02/01/09                     2.8

     PHOENIX
       5.000%, 07/01/09                     2.6

     CALIFORNIA STATE
       5.500%, 10/01/09                     2.3

     SEATTLE, LIMITED TAX, SER B
       5.500%, 03/01/11                     2.3

     MILWAUKEE, METROPOLITAN
       SEWAGE DISTRICT, SER A
       5.500%, 10/01/08                     2.2

     UNIVERSITY OF TEXAS, REVENUE
       FINANCING SYSTEM, SER B
       5.250%, 08/15/06                     2.1

     WASHINGTON STATE, SER A
       5.750%, 07/01/15                     2.1




                      FUND SECTORS

     SECTOR                                 % OF
                                         PORTFOLIO

     GENERAL OBLIGATIONS                   61.6

     REVENUE BONDS                         35.0

     CERTIFICATE OF PARTICIPATION           1.3

     TAX ALLOCATION                         1.2

     REGULATED INVESTMENT COMPANY           0.9

NATIONAL INTERMEDIATE TAX-FREE BOND FUND


   PERFORMANCE

   For the semi-annual period ended January 31, 2005, the HighMark National Intermediate Tax-Free Bond Fund produced a total return of 2.11% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers 7-Year Municipal Bond Index returned 3.52% for the same period.

   FACTORS AFFECTING PERFORMANCE

   The semi-annual period provided positive results for all maturities across the curve, with long maturities providing the strongest performance. During the period, the Federal Reserve raised the Federal funds rate, the rate at which banks lend to each other, four times, to its current level of 2.25%. Short-term municipal bond yields rose during the period while yields on longer issues remained relatively unchanged, leading to a flattening of the yield curve.

   Municipal bond issuance declined as higher tax receipts reduced borrowing needs. Despite the higher short-term rates, refunding activity remained relatively unchanged. Households continue to be the largest holders of municipal bonds, followed by money market funds and mutual funds. As for issuance by state, California remained the largest issuer, followed by New York and Texas. The percentage of bonds that are credit enhanced increased, as did the percentage of bonds with traditional insurance.

   The coupling of the economic recovery and stock market advances have led state coffers to rise and a credit recovery has started to begin. Only three states today face aggregate budget gaps. Last year at this time 10 states were facing budget gaps, and two years ago 31 states had gaps. Additionally, personal income and sales tax collections, which represent about two-thirds of state tax collections, are above target in nearly every state. California, for instance, reported that personal income, sales, and corporate taxes were up $900 million through October.

   During the reporting period, we continued to position the Fund defensively with high credit quality, shorter duration bonds. This caused the Fund to underperform its benchmark in a period when lower quality, longer term bonds outperformed their higher-quality, shorter term counterparts.




--------------------------------------------------------------------------------

18                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND INVESTMENT OBJECTIVE

THE HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

[PHOTO OMITTED]
TEAM LEADER
ROBERT BIGELOW
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND VERSUS THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL NATIONAL INTERMEDIATE CATEGORY.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

                    HighMark                HighMark                 HighMark               Lehman              Morningstar
                    National                National                 National              Brothers              Municipal
                  Intermediate            Intermediate             Intermediate             7-Year               National
               Tax-Free Bond Fund,     Tax-Free Bond Fund       Tax-Free Bond Fund         Municipal           Intermediate/
                Fiduciary Shares+        Class A Shares+           Class C Shares+        Bond Index          Short Category
7/31/94              $10,000                $  9,775                   $10,000              $10,000               $10,000
7/95                  10,655                  10,397                    10,636               10,811                10,673
7/96                  11,055                  10,754                    11,002               11,360                11,230
7/97                  11,855                  11,510                    11,775               12,342                12,182
7/98                  12,335                  11,937                    12,212               12,991                12,775
7/99                  12,594                  12,159                    12,439               13,418                13,025
7/00                  13,003                  12,523                    12,811               14,034                13,418
7/01                  14,066                  13,521                    13,832               15,324                14,599
7/02                  14,828                  14,205                    14,532               16,417                15,357
7/03                  15,228                  14,556                    14,891               17,049                15,695
7/04                  15,713                  14,983                    15,372               17,928                16,385
1/05                  16,044                  15,281                    15,793               18,559                16,919


------------------------------------------------------------------------------------------------------------------------------------
                                                                    ANNUALIZED     ANNUALIZED      ANNUALIZED      ANNUALIZED
                                      SIX MONTH       ONE YEAR        3 YEAR         5 YEAR          10 YEAR          SINCE
                                       RETURN          RETURN         RETURN         RETURN          RETURN         INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares                      2.11%           1.82%           3.69%+         5.10%+         4.82%+          5.23%+
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                        1.99%           1.58%           3.43%+         4.84%+         4.56%+          4.97%+
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*            -0.35%          -0.69%           2.63%+         4.36%+         4.32%+          4.82%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                        3.18%           2.55%           3.78%++        5.06%++        4.67%++         5.04%++
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load**            2.18%           1.56%           3.78%++        5.06%++        4.67%++         5.04%++
------------------------------------------------------------------------------------------------------------------------------------

 + The performance presented links the performance of the UBOC Intermediate Municipal Bond Fund, a common trust fund (the "Common Trust Fund"), for the period prior to its consolidation with the HighMark National Intermediate Tax-Free Bond Fund on October 18, 2002, as adjusted to reflect the fees and expenses associated with the HighMark National Intermediate Tax-Free Bond Fund. The Common Trust Fund was not registered under the Investment Company Act of 1940, as amended, and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by such Act and the Internal Revenue Code of 1986, as amended. If the Common Trust Fund had been registered, its performance may have been lower.

++ The performance presented links the performance of the Fiduciary Shares from its inception on October 18, 2002 with the performance of Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the CDSC applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this class. With those adjustments, performance would be lower than that shown.

 *   Reflects 2.25% sales charge.

**   Reflects maximum CDSC of 1.00%

     Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented from February 17, 1989 to October 18, 2002 (commencement of operations of Fiduciary and Class A Shares) reflects the performance of the UBOC Intermediate Municipal Bond Fund, a common trust fund.
--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]




                  TOP TEN HOLDINGS

     HOLDING                             % OF
                                      PORTFOLIO*

     FNMA
       4.500%, 04/01/18                  6.8

     U.S. TREASURY BOND
       7.250%, 05/15/16                  4.0

     U.S. TREASURY INFLATION
       INDEX NOTE
       3.000%, 07/15/12                  4.0

     U.S. TREASURY BOND
       8.125%, 08/15/19                  3.4

     BANK ONE ISSUANCE TRUST,
       SER 2002-A4, CL A4
       2.940%, 06/16/08                  3.0

     FHLMC
       4.000%, 06/01/19                  2.8

     TYCO INTERNATIONAL
       7.200%, 10/15/08                  2.0

     FNMA
       7.125%, 02/15/05                  1.9

     FHLMC, CMO REMIC,
       SER 2663, CL QK
       3.500%, 04/15/17                  1.9

     FNMA
       6.375%, 06/15/09                  1.7




                    FUND SECTORS

     SECTOR                              % OF
                                      PORTFOLIO*

     U.S. GOVERNMENT OBLIGATION         34.9
     U.S. TREASURY OBLIGATIONS          13.4
     FINANCIALS                         11.8
     CONSUMER DISCRETIONARY              8.8
     INDUSTRIALS                         7.0
     ASSET-BACKED SECURITIES             6.4
     UTILITIES                           5.6
     ENERGY                              2.5
     REAL ESTATE INVESTMENT TRUST        2.3
     TELECOMMUNICATION                   2.1
     REPURCHASE AGREEMENT                1.5
     INFORMATION TECHNOLOGY              1.2
     HEALTH CARE                         1.1
     FOREIGN GOVERNMENTS                 0.6
     CONSUMER STAPLES                    0.5
     MATERIALS                           0.3

*EXCLUDES SECURITIES PURCHASED WITH CASH
 COLLATERAL RECEIVED FROM SECURITIES LENDING.

BOND FUND


   PERFORMANCE

   For the semi-annual period ended January 31, 2005, the HighMark Bond Fund produced a total return of 3.66% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers U.S. Aggregate Bond Index returned 3.81% for the same period.

   FACTORS AFFECTING PERFORMANCE

   Despite initial expectations of a bear market as the Federal Reserve raised short-term interest rates, each of the taxable fixed income sectors finished the period in the black. While the continued rise in short-term yields came as no surprise, the strong performance of the long end of the yield curve was contrary to expectations. Treasury yields remained volatile during the period, often in response to inconsistent economic reports. However, the Federal Reserve kept a steady course, raising short-term rates four times during the period from 1.25% to 2.25%. Strong demand, largely the result of increased foreign buying, allowed the long-end of the Treasury curve to hold ground and even decline despite short-term rate increases.

   The corporate credit sector was highlighted by the performance of longer maturity and lower rated debt, and record floating rate note issuance. As with Treasuries, longer maturity issues performed significantly better than shorter maturities. Likewise, lower quality bonds dramatically outperformed higher quality bonds. With investment-grade debt yields near all-time lows, investors flocked to the high-yield bond sector, and they were rewarded as high-yield returns outpaced all other taxable fixed-income sectors.

   Mortgage-backed securities experienced higher returns compared to previous periods. The higher returns were largely the result of declining volatility. Solid consumer fundamentals, including decreasing bankruptcy filings, also contributed to the strong performance of mortgage-backed securities relative to Treasuries during the period.

   The Fund's performance benefited from being overweight versus its benchmark, the Lehman Brothers U.S. Aggregate Bond Index, in the relatively strong performing corporate bond market. Holding Treasury Bonds of shorter duration than the index detracted from performance, as did lack of exposure in the high-flying high-yield segment of the corporate bond market. As of January 31, 2005, the Fund's average credit quality was AA, compared to AAA for the benchmark. The Fund's average weighted maturity was 6.1 years and average duration was 4.0 years, compared to 6.3 and 4.3, respectively, for the index.




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20                               1.800.433.6884

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HIGHMARK BOND FUND INVESTMENT OBJECTIVE

THE HIGHMARK BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN
FIXED-INCOME SECURITIES.

[PHOTO OMITTED]
TEAM LEADER
JACK MONTGOMERY
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK BOND FUND VERSUS THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

                                                                                                                   Morningstar
              HighMark              HighMark            HighMark              HighMark         Lehman Brothers    Intermediate-
             Bond Fund,            Bond Fund            Bond Fund            Bond Fund         U.S. Aggregate         Term
          Fiduciary Shares       Class A Shares      Class B Shares+       Class C Shares+       Bond Index       Bond Category
7/31/94       $10,000               $ 9,675               $10,000               $10,000             $10,000          $10,000
7/95           10,943                10,574                10,943                10,943              11,011           10,929
7/96           11,469                11,097                11,469                11,469              11,620           11,478
7/97           12,684                12,282                12,684                12,684              12,873           12,708
7/98           13,624                13,200                13,624                13,624              13,884           13,587
7/99           13,842                13,401                13,842                13,842              14,229           13,774
7/00           14,515                14,057                14,515                14,515              15,077           14,395
7/01           16,362                15,849                16,252                16,362              16,990           16,099
7/02           17,031                16,488                16,744                17,031              18,271           16,875
7/03           18,140                17,530                17,664                18,140              19,259           17,889
7/04           18,989                18,314                18,319                18,908              20,192           18,696
1/05           19,684                18,332                18,874                19,526              20,961           19,341


------------------------------------------------------------------------------------------------------------------------------------
                                                              ANNUALIZED          ANNUALIZED           ANNUALIZED      ANNUALIZED
                                SIX MONTH     ONE YEAR          3 YEAR              5 YEAR              10 YEAR          SINCE
                                 RETURN        RETURN           RETURN              RETURN               RETURN        INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares                 3.66%        3.58%            5.62%               7.20%                6.97%           8.24%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                   3.48%        3.27%            5.43%               7.08%                6.93%           8.18%+
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*        0.10%       -0.11%            4.28%               6.37%                6.58%           8.01%+
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares                   3.03%        2.53%            4.59%               6.30%+               6.52%+          8.02%+
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**      -1.97%       -2.40%            3.67%               5.98%+               6.52%+          8.02%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                   3.27%        2.74%            5.34%+              7.02%+               6.89%+          8.20%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***      2.27%        1.75%            5.34%+              7.02%+               6.89%+          8.20%+
------------------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from February 15, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on November 30, 2000 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *  Reflects 3.25% sales charge.

 **  Reflects maximum CDSC of 5.00%.

***  Reflects maximum CDSC of 1.00%.

     Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

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                  TOP TEN HOLDINGS

     COMPANY                             % OF
                                      PORTFOLIO

     U.S. TREASURY INFLATION
       INDEX NOTE
       3.875%, 01/15/09                  7.2

     U.S. TREASURY NOTE
       2.625%, 11/15/06                  5.5

     U.S. TREASURY NOTE
       2.375%, 08/31/06                  5.5

     FHLMC
       3.000%, 05/15/23                  4.9

     FHLMC
       5.500%, 07/15/06                  4.3

     FNMA
       5.000%, 01/15/07                  4.3

     FNMA
       5.500%, 02/15/06                  4.3

     FNMA
       2.125%, 04/15/06                  4.1

     FHLMC
       4.000%, 02/15/21                  3.4

     CITIBANK CREDIT CARD
       ISSUANCE TRUST,
       SER 2001-A6, CL A6
       5.650%, 06/16/08                  2.9




                    FUND SECTORS

     SECTOR                              % OF
                                      PORTFOLIO

     U.S. GOVERNMENT OBLIGATIONS        42.1
     U.S. TREASURY OBLIGATIONS          18.3
     FINANCIALS                         12.8
     ASSET-BACKED SECURITIES            11.5
     CONSUMER DISCRETIONARY              3.1
     INDUSTRIALS                         3.0
     HEALTH CARE                         2.8
     UTILITIES                           2.1
     CONSUMER STAPLES                    2.0
     TELECOMMUNICATION                   1.0
     INFORMATION TECHNOLOGY              0.6
     FOREIGN GOVERNMENTS                 0.4
     REPURCHASE AGREEMENT                0.3

SHORT TERM BOND FUND


   PERFORMANCE

   The HighMark Short Term Bond Fund commenced operations on November 2, 2004. The Fund seeks total return through investments in short-term, fixed-income securities. For the period from the Fund's inception through January 31, 2005, the Fund produced a total return of -0.21% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers 1-3 Year U.S. Government/Credit Index returned -0.23% for the same period.

   FACTORS AFFECTING PERFORMANCE

   Despite initial expectations of a bear market as the Federal Reserve raised short-term interest rates, each of the taxable fixed income sectors finished the period in the black. While the continued rise in short-term yields came as no surprise, the strong performance of the long end of the yield curve was contrary to expectations. Treasury yields remained volatile during the period, often in response to inconsistent economic reports.

   The corporate credit sector was highlighted by the performance of longer maturity and lower rated debt, and record floating rate note issuance. As with Treasuries, longer maturity issues performed significantly better than shorter maturities. Likewise, lower quality bonds dramatically outperformed higher quality bonds. With investment-grade debt yields near all-time lows, investors flocked to the high-yield bond sector, and they were rewarded as high-yield returns outpaced all other taxable fixed-income sectors.

   Mortgage-backed securities experienced higher returns compared to previous periods. The higher returns were largely the result of declining volatility. Solid consumer fundamentals, including decreasing bankruptcy filings, also contributed to the strong performance of mortgage-backed securities relative to Treasuries during the period.

   The Fund's performance benefited from being overweight versus its benchmark, the Lehman Brothers 1-3 Year U.S. Government/Credit Index, in the relatively strong performing corporate bond market. Holding Treasury Bonds of shorter duration than the index detracted from performance, as did lack of exposure in the high-flying high-yield segment of the corporate bond market. As of January 31, 2005, the Fund's average credit quality was AA+, compared to AAA for the benchmark. The Fund's average weighted maturity was 1.9 years and average duration was 1.6 years, compared to 1.8 and 1.7, respectively, for the index.




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HIGHMARK SHORT TERM BOND FUND INVESTMENT OBJECTIVE

THE HIGHMARK SHORT TERM BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[PHOTO OMITTED]
TEAM LEADER
JACK MONTGOMERY
HIGHMARK CAPITAL
MANAGEMENT, INC.




          THIS SECTION WOULD NORMALLY INCLUDE A TOTAL RETURN TABLE AND
            COMPARISON CHART OF THE CHANGE IN THE VALUE OF A $10,000
                 INVESTMENT IN THE HIGHMARK SHORT TERM BOND FUND
                    VERSUS ITS BENCHMARK, THE LEHMAN BROTHERS
                     1-3 YEAR U.S. GOVERNMENT/CREDIT INDEX.
        BECAUSE THE FUND HAD BEEN IN OPERATION FOR LESS THAN THREE MONTHS
                  PRIOR TO THE DATE OF THIS SEMI-ANNUAL REPORT,
             NO PERFORMANCE INFORMATION FOR THAT PERIOD IS PROVIDED.




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                FUND SECTORS

     SECTOR                                 % OF
                                         PORTFOLIO

     100% U.S. TREASURY MONEY
     MARKET FUND

     U.S. TREASURY BILLS                   93.6
     U.S. TREASURY NOTE                     6.4

     U.S. GOVERNMENT MONEY
     MARKET FUND

     U.S. GOVERNMENT OBLIGATIONS           68.6
     REPURCHASE AGREEMENTS                 25.9
     VARIABLE RATE DEMAND NOTES             5.5

     DIVERSIFIED MONEY
     MARKET FUND

     COMMERCIAL PAPER                      54.2
     CERTIFICATES OF DEPOSIT               19.4
     CORPORATE OBLIGATIONS                 18.7
     BANK NOTES                             4.4
     U.S. GOVERNMENT OBLIGATION             1.3
     REPURCHASE AGREEMENT                   1.3
     VARIABLE RATE DEMAND NOTES             0.7

     CALIFORNIA TAX-FREE
     MONEY MARKET FUND

     REVENUE BONDS                         80.8
     CERTIFICATE OF PARTICIPATION          10.0
     TAX AND REVENUE ANTICIPATION
       NOTES                                3.4
     GENERAL OBLIGATION                     3.2
     SPECIAL ASSESSMENT                     2.5
     REGULATED INVESTMENT COMPANIES         0.1

HIGHMARK TAXABLE MONEY MARKET FUNDS*


   PERFORMANCE

   The HighMark Taxable Money Market Funds (Fiduciary Shares) produced the following seven-day effective yields as of January 31, 2005: HighMark 100% U.S. Treasury Money Market Fund, 1.74%; HighMark U.S. Government Money Market Fund, 1.88%; and HighMark Diversified Money Market Fund, 1.97%**.

   FACTORS AFFECTING PERFORMANCE

   After embarking upon its first rate hike program in four years on June 20, 2004, the Federal Reserve raised short-term rates four times during the six month period ended January 31, 2005, to the current target Federal funds rate of 2.25%.

   Strong demand and seasonal technical factors again played a large role in the performance of the short end of the U.S. Treasury market and therefore the performance of the 100% U.S. Treasury Money Market Fund. In the 100% U.S. Treasury Money Market Fund, we targeted a shorter average life than our peer group for August through November 2004, as we expected yields to rise. However, longer-term investors seeking a principal shelter ahead of each rate hike continually bid up prices in this sector. It became challenging to reinvest maturing assets without dramatically extending the average life of the portfolio, and consequently our performance lagged. We used a market setback in early December to extend ahead of the usual year-end positioning, thereby both locking in higher yields and recouping some performance.

   Generally, yields on money market securities trended with expected and real changes to monetary policy. Average life was kept quite short for the U.S. Government Money Market Fund, as we focused on maintaining a high degree of liquidity. Both this portfolio and the Diversified Money Market Fund have benefited from high quality London Inter-Bank Offered Rate (LIBOR) based adjustable rate instruments purchased ahead of the first tightening move last June. These securities enabled the yield on both Funds to move up as rapidly as market rates.




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HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND*


PERFORMANCE

The HighMark California Tax-Free Money Market Fund's seven-day effective yield as of January 31, 2005 (Fiduciary Shares)*** was 1.37%. Using a combined Federal and California state income tax rate of 28.3%, the seven-day effective yield is equivalent to a 1.91% taxable yield.

FACTORS AFFECTING PERFORMANCE

During the six month period ended January 31, 2005, the Federal Reserve raised short-term interest rates four times from 1.25% to 2.25%. The Federal Reserve also maintained a balanced risk assessment of sustainable growth for the economy and near equal probability of relatively low inflation. The State of California finances improved under newly elected Governor Arnold Schwarzenegger. California's long term rating was raised by both Standard & Poor's, to A from BBB, and Fitch, to A- from BBB, during the period.




  * An investment in the HighMark Money Market Funds is neither insured nor guaranteed by the U.S. Government. Although these Funds seek to maintain a stable net asset value of $1.00, there can be no assurance that they will be able to do so. Some or all of the income you receive from the California Tax-Free Money Market Fund may be subject to certain state and local taxes, and in some cases, to the federal alternative minimum tax.
 ** For the Class A Shares of the HighMark 100% U.S. Treasury, U.S. Government and Diversified Money Market Funds, the seven-day effective yield as of January 31, 2005 was 1.49%, 1.62% and 1.71%, respectively. As of January 31, 2005, seven-day effective yield for the U.S. Government Money Market Fund's Class B Shares was 0.86%. For the Class S Shares of the HighMark 100% U.S. Treasury, U.S. Government and Diversified Money Market Funds, the seven-day effective yield as of January 31, 2005 was 1.18%, 1.32% and 1.41%, respectively. The yields reflect voluntary waivers in place with the Distributor, without such waivers yields would be lower (see Note 3 in notes to financial statements).
*** The seven-day effective yield as of January 31, 2005 for the California Tax-Free Money Market Fund's Class A Shares and Class S Shares was 1.12% and 0.81%, respectively.




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                    FUND SECTORS

     SECTOR                              % OF
                                      PORTFOLIO

     EQUITY FUNDS                       86.6
     FIXED INCOME FUNDS                  9.6
     MONEY MARKET FUND                   3.8

CAPITAL GROWTH ALLOCATION FUND


   PERFORMANCE

   The HighMark Capital Growth Allocation Fund commenced operations on October 12, 2004. From its inception through January 31, 2005, the Fund produced a total return of 5.02% (Class A without sales charge). In comparison, the Fund's unmanaged blended benchmark, 80% Standard & Poor's 500 Composite Index/15% Lehman Brothers U.S. Aggregate Bond Index/5% Citigroup Bond 3-Month Treasury Bill Index, returned 4.10% for the same period.

   FACTORS AFFECTING PERFORMANCE

   The Fund seeks primarily capital appreciation by investing in a diversified group of other HighMark Mutual Funds that invest primarily in U.S. common stocks and investment grade bonds. The Fund's inception corresponded with a strong rally in equity markets. During the fourth quarter of 2004, stocks outperformed bonds by a wide margin, although stocks did retreat in January 2005. Higher inflation, higher short-term interest rates and a weak U.S. dollar should have conspired to undermine bond returns, yet Treasuries posted positive returns and long-term yields remained nearly unchanged.

   We are pleased to report that the Fund outperformed its blended benchmark during its first reporting period. Asset allocation was the primary factor driving the Fund's results, particularly an overweight to equities. Tilts toward small-cap and value stocks also benefited shareholders. Detracting slightly from performance was the Fund's shorter duration fixed income portfolio during a period when long-term bonds outperformed short-term bonds and cash. While the reversal in equities did detract some late in the period, early results were strong enough that the Fund's relative performance withstood the setback.




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[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK CAPITAL GROWTH ALLOCATION FUND INVESTMENT OBJECTIVE

THE HIGHMARK CAPITAL GROWTH ALLOCATION FUND SEEKS PRIMARILY CAPITAL
APPRECIATION.

[PHOTO OMITTED]
TEAM LEADER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.




          THIS SECTION WOULD NORMALLY INCLUDE A TOTAL RETURN TABLE AND
            COMPARISON CHART OF THE CHANGE IN THE VALUE OF A $10,000
            INVESTMENT IN THE HIGHMARK CAPITAL GROWTH ALLOCATION FUND
             VERSUS ITS BENCHMARK, AN UNMANAGED BLENDED BENCHMARK OF
                80% S&P 500 COMPOSITE INDEX, 15% LEHMAN BROTHERS
                 U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP BOND
                          3-MONTH TREASURY BILL INDEX.
        BECAUSE THE FUND HAD BEEN IN OPERATION FOR LESS THAN FOUR MONTHS
                 PRIOR TO THE DATE OF THIS SEMI-ANNUAL REPORT,
             NO PERFORMANCE INFORMATION FOR THAT PERIOD IS PROVIDED.




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                    FUND SECTORS

     SECTOR                              % OF
                                      PORTFOLIO

     EQUITY FUNDS                       67.0
     FIXED INCOME FUNDS                 28.8
     MONEY MARKET FUND                   4.2

GROWTH & INCOME ALLOCATION FUND


   PERFORMANCE

   The HighMark Growth & Income Allocation Fund commenced operations on October 12, 2004. From its inception through January 31, 2005, the Fund produced a total return of 4.00% (Class A without sales charge). In comparison, the Fund's unmanaged blended benchmark, 60% Standard & Poor's 500 Composite Index/35% Lehman Brothers U.S. Aggregate Bond Index/5% Citigroup Bond 3-Month Treasury Bill Index, returned 3.26% for the same period.

   FACTORS AFFECTING PERFORMANCE

   The Fund seeks capital appreciation and income by investing in a diversified group of other HighMark Mutual Funds that invest primarily in U.S. common stocks and investment grade bonds. The Fund's inception corresponded with a strong rally in equity markets. During the fourth quarter of 2004, stocks outperformed bonds by a wide margin, although stocks did retreat in January 2005. Higher inflation, higher short-term interest rates and a weak U.S. dollar should have conspired to undermine bond returns, yet Treasuries posted positive returns and long-term yields remained nearly unchanged.

   We are pleased to report that the Fund outperformed its blended benchmark during its first reporting period. Asset allocation was the primary factor driving the Fund's results, particularly an overweight to equities. Tilts toward small-cap and value stocks also benefited shareholders. Detracting slightly from performance was the Fund's shorter duration fixed income portfolio during a period when long-term bonds outperformed short-term bonds and cash. While the reversal in equities did detract some late in the period, early results were strong enough that the Fund's relative performance withstood the setback.




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[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK GROWTH & INCOME ALLOCATION FUND INVESTMENT OBJECTIVE

THE HIGHMARK GROWTH & INCOME ALLOCATION FUND SEEKS CAPITAL APPRECIATION AND INCOME.

[PHOTO OMITTED]
TEAM LEADER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.




          THIS SECTION WOULD NORMALLY INCLUDE A TOTAL RETURN TABLE AND
            COMPARISON CHART OF THE CHANGE IN THE VALUE OF A $10,000
           INVESTMENT IN THE HIGHMARK GROWTH & INCOME ALLOCATION FUND
            VERSUS ITS BENCHMARK, AN UNMANAGED BLENDED BENCHMARK OF
                60% S&P 500 COMPOSITE INDEX, 35% LEHMAN BROTHERS
                U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP BOND
                          3-MONTH TREASURY BILL INDEX.
        BECAUSE THE FUND HAD BEEN IN OPERATION FOR LESS THAN FOUR MONTHS
                 PRIOR TO THE DATE OF THIS SEMI-ANNUAL REPORT,
            NO PERFORMANCE INFORMATION FOR THAT PERIOD IS PROVIDED.




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                    FUND SECTORS

     SECTOR                              % OF
                                      PORTFOLIO

     FIXED INCOME FUNDS                 56.3
     EQUITY FUNDS                       38.1
     MONEY MARKET FUND                   5.6

INCOME PLUS ALLOCATION FUND


   PERFORMANCE

   The HighMark Income Plus Allocation Fund commenced operations on October 12, 2004. From its inception through January 31, 2005, the Fund produced a total return of 1.88% (Class A without sales charge). In comparison, the Fund's unmanaged blended benchmark, 30% Standard & Poor's 500 Composite Index/65% Lehman Brothers U.S. Aggregate Bond Index/5% Citigroup Bond 3-Month Treasury Bill Index returned 1.99% for the same period.

   FACTORS AFFECTING PERFORMANCE

   The Fund seeks income and secondarily seeks capital appreciation by investing in a diversified group of other HighMark Mutual Funds that invest primarily in investment grade bonds and U.S. common stocks. The Fund's inception corresponded with a strong rally in equity markets. During the fourth quarter of 2004, stocks outperformed bonds by a wide margin, although stocks did retreat in January 2005. Higher inflation, higher short-term interest rates and a weak U.S. dollar should have conspired to undermine bond returns, yet Treasuries posted positive returns and long-term yields remained nearly unchanged.

   The Fund modestly underperformed its blended benchmark during its first reporting period. Smaller tilts towards value and small-cap detracted from performance, as did the Fund's shorter duration fixed income portfolio during a period when long-term bonds outperformed short-term bonds and cash. The timing of cash flows in the first month of operations was another key factor, and the Fund's performance was closely in-line with the benchmark during the last three months of the period.




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HIGHMARK INCOME PLUS ALLOCATION FUND INVESTMENT OBJECTIVE

THE HIGHMARK INCOME PLUS ALLOCATION FUND SEEKS INCOME AND SECONDARILY CAPITAL APPRECIATION.

[PHOTO OMITTED]
TEAM LEADER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.




          THIS SECTION WOULD NORMALLY INCLUDE A TOTAL RETURN TABLE AND
            COMPARISON CHART OF THE CHANGE IN THE VALUE OF A $10,000
             INVESTMENT IN THE HIGHMARK INCOME PLUS ALLOCATION FUND
            VERSUS ITS BENCHMARK, AN UNMANAGED BLENDED BENCHMARK OF
                30% S&P 500 COMPOSITE INDEX, 65% LEHMAN BROTHERS
                U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP BOND
                          3-MONTH TREASURY BILL INDEX.
        BECAUSE THE FUND HAD BEEN IN OPERATION FOR LESS THAN FOUR MONTHS
                 PRIOR TO THE DATE OF THIS SEMI-ANNUAL REPORT,
            NO PERFORMANCE INFORMATION FOR THAT PERIOD IS PROVIDED.




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DISCLOSURE OF FUND EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in your Fund's Prospectus. If this fee were applied to your account, your costs would be higher.

                             BEGINNING      ENDING         NET        EXPENSES
                              ACCOUNT       ACCOUNT     ANNUALIZED      PAID
                               VALUE         VALUE       EXPENSE       DURING
                              8/1/04        1/31/05       RATIOS       PERIOD*
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares........     $1,000.00     $1,065.25       0.93%       $4.85
Class A Shares..........      1,000.00      1,062.55       1.18         6.15
Class B Shares..........      1,000.00      1,055.77       1.83         9.53
Class C Shares..........      1,000.00      1,054.28       1.83         9.52

HYPOTHETICAL 5% RETURN
Fiduciary Shares........      1,000.00      1,020.46       0.93         4.75
Class A Shares..........      1,000.00      1,019.18       1.18         6.02
Class B Shares..........      1,000.00      1,015.86       1.83         9.34
Class C Shares..........      1,000.00      1,015.86       1.83         9.34
--------------------------------------------------------------------------------
VALUE MOMENTUM FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares........      1,000.00      1,090.64       0.92         4.86
Class A Shares..........      1,000.00      1,087.63       1.17         6.17
Class B Shares..........      1,000.00      1,080.81       1.82         9.59
Class C Shares..........      1,000.00      1,081.11       1.82         9.59

HYPOTHETICAL 5% RETURN
Fiduciary Shares........      1,000.00      1,020.51       0.92         4.70
Class A Shares..........      1,000.00      1,019.23       1.17         5.97
Class B Shares..........      1,000.00      1,015.92       1.82         9.29
Class C Shares..........      1,000.00      1,015.92       1.82         9.29

                             BEGINNING      ENDING         NET        EXPENSES
                              ACCOUNT       ACCOUNT     ANNUALIZED      PAID
                               VALUE         VALUE       EXPENSE       DURING
                              8/1/04        1/31/05       RATIOS      PERIOD*
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares........     $1,000.00     $1,118.48       0.92%       $4.92
Class A Shares..........      1,000.00      1,116.74       1.17         6.26
Class B Shares..........      1,000.00      1,108.78       1.82         9.72
Class C Shares..........      1,000.00      1,109.38       1.82         9.72

HYPOTHETICAL 5% RETURN
Fiduciary Shares........      1,000.00      1,020.51       0.92         4.70
Class A Shares..........      1,000.00      1,019.23       1.17         5.97
Class B Shares..........      1,000.00      1,015.92       1.82         9.29
Class C Shares..........      1,000.00      1,015.92       1.82         9.29
--------------------------------------------------------------------------------
CORE EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares........      1,000.00      1,063.15       0.93         4.85
Class A Shares..........      1,000.00      1,060.35       1.18         6.15
Class B Shares..........      1,000.00      1,055.47       1.83         9.53
Class C Shares..........      1,000.00      1,054.08       1.83         9.52

HYPOTHETICAL 5% RETURN
Fiduciary Shares........      1,000.00      1,020.46       0.93         4.75
Class A Shares..........      1,000.00      1,019.18       1.18         6.02
Class B Shares..........      1,000.00      1,015.86       1.83         9.34
Class C Shares..........      1,000.00      1,015.86       1.83         9.34

--------------------------------------------------------------------------------

32                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                             BEGINNING      ENDING         NET        EXPENSES
                              ACCOUNT       ACCOUNT     ANNUALIZED      PAID
                               VALUE         VALUE       EXPENSE       DURING
                              8/1/04        1/31/05       RATIOS      PERIOD*
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares........     $1,000.00     $1,050.18       0.93%      $ 4.82
Class A Shares..........      1,000.00      1,047.69       1.18         6.11
Class B Shares..........      1,000.00      1,041.14       1.83         9.46
Class C Shares..........      1,000.00      1,040.44       1.83         9.46

HYPOTHETICAL 5% RETURN
Fiduciary Shares........      1,000.00      1,020.46       0.93         4.75
Class A Shares..........      1,000.00      1,019.18       1.18         6.02
Class B Shares..........      1,000.00      1,015.86       1.83         9.34
Class C Shares..........      1,000.00      1,015.86       1.83         9.34
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares........      1,000.00      1,146.12       1.47         7.98
Class A Shares..........      1,000.00      1,143.47       1.72         9.33
Class B Shares..........      1,000.00      1,136.86       2.37        12.84
Class C Shares..........      1,000.00      1,136.86       2.37        12.84

HYPOTHETICAL 5% RETURN
Fiduciary Shares........      1,000.00      1,017.70       1.47         7.50
Class A Shares..........      1,000.00      1,016.43       1.72         8.78
Class B Shares..........      1,000.00      1,013.11       2.37        12.10
Class C Shares..........      1,000.00      1,013.11       2.37        12.10
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares........      1,000.00      1,137.27       1.32         7.13
Class A Shares..........      1,000.00      1,134.52       1.57         8.48
Class B Shares..........      1,000.00      1,126.93       2.22        11.97
Class C Shares..........      1,000.00      1,126.73       2.22        11.97

HYPOTHETICAL 5% RETURN
Fiduciary Shares........      1,000.00      1,018.47       1.32         6.74
Class A Shares..........      1,000.00      1,017.19       1.57         8.01
Class B Shares..........      1,000.00      1,013.87       2.22        11.33
Class C Shares..........      1,000.00      1,013.87       2.22        11.33
--------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares........      1,000.00      1,026.14       0.50         2.56
Class A Shares..........      1,000.00      1,023.77       0.75         3.83
Class B Shares..........      1,000.00      1,016.15       1.50         7.65
Class C Shares..........      1,000.00      1,017.82       1.25         6.38

HYPOTHETICAL 5% RETURN
Fiduciary Shares........      1,000.00      1,022.65       0.50         2.55
Class A Shares..........      1,000.00      1,021.38       0.75         3.83
Class B Shares..........      1,000.00      1,017.55       1.50         7.66
Class C Shares..........      1,000.00      1,018.82       1.25         6.38
--------------------------------------------------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares........      1,000.00      1,019.67       0.28         1.43
Class A Shares..........      1,000.00      1,017.20       0.53         2.70
Class C Shares..........      1,000.00      1,027.81       0.78         3.99

HYPOTHETICAL 5% RETURN
Fiduciary Shares........      1,000.00      1,023.78       0.28         1.43
Class A Shares..........      1,000.00      1,022.50       0.53         2.71
Class C Shares..........      1,000.00      1,021.22       0.78         3.98

                             BEGINNING      ENDING         NET        EXPENSES
                              ACCOUNT       ACCOUNT     ANNUALIZED      PAID
                               VALUE         VALUE       EXPENSE       DURING
                              8/1/04        1/31/05       RATIOS      PERIOD*
--------------------------------------------------------------------------------
BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares........     $1,000.00     $1,032.75       0.75%       $3.85
Class A Shares..........      1,000.00      1,029.67       1.00         5.13
Class B Shares..........      1,000.00      1,021.45       1.73         8.85
Class C Shares..........      1,000.00      1,025.12       1.48         7.58

HYPOTHETICAL 5% RETURN
Fiduciary Shares........      1,000.00      1,021.38       0.75         3.83
Class A Shares..........      1,000.00      1,020.10       1.00         5.10
Class B Shares..........      1,000.00      1,016.37       1.73         8.83
Class C Shares..........      1,000.00      1,017.65       1.48         7.55
--------------------------------------------------------------------------------
SHORT TERM BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares**......      1,000.00        996.29       0.66         1.61
Class A Shares**........      1,000.00        996.21       0.94         2.29
Class C Shares***.......      1,000.00      1,002.81       0.11         0.19

HYPOTHETICAL 5% RETURN
Fiduciary Shares**......      1,000.00      1,010.57       0.66         1.62
Class A Shares**........      1,000.00      1,009.89       0.94         2.31
Class C Shares***.......      1,000.00      1,008.57       0.11         0.19
--------------------------------------------------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares........      1,000.00      1,003.17       0.52         2.63
Class A Shares..........      1,000.00      1,000.71       0.77         3.89
Class S Shares..........      1,000.00        997.60       1.07         5.40

HYPOTHETICAL 5% RETURN
Fiduciary Shares........      1,000.00      1,022.55       0.52         2.65
Class A Shares..........      1,000.00      1,021.27       0.77         3.93
Class S Shares..........      1,000.00      1,019.74       1.07         5.46
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares........      1,000.00      1,004.02       0.53         2.68
Class A Shares..........      1,000.00      1,001.46       0.78         3.94
Class B Shares..........      1,000.00        994.28       1.49         7.52
Class S Shares..........      1,000.00        998.44       1.08         5.46

HYPOTHETICAL 5% RETURN
Fiduciary Shares........      1,000.00      1,022.50       0.53         2.71
Class A Shares..........      1,000.00      1,021.22       0.78         3.98
Class B Shares..........      1,000.00      1,017.60       1.49         7.61
Class S Shares..........      1,000.00      1,019.69       1.08         5.51
--------------------------------------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares........      1,000.00      1,004.57       0.52         2.63
Class A Shares..........      1,000.00      1,002.01       0.77         3.89
Class S Shares..........      1,000.00        998.99       1.07         5.41

HYPOTHETICAL 5% RETURN
Fiduciary Shares........      1,000.00      1,022.55       0.52         2.65
Class A Shares..........      1,000.00      1,021.27       0.77         3.93
Class S Shares..........      1,000.00      1,019.74       1.07         5.46

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           33

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)

                             BEGINNING      ENDING         NET        EXPENSES
                              ACCOUNT       ACCOUNT     ANNUALIZED      PAID
                               VALUE         VALUE       EXPENSE       DURING
                              8/1/04        1/31/05       RATIOS      PERIOD*
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares........     $1,000.00     $1,003.43       0.43%       $2.17
Class A Shares..........      1,000.00      1,000.96       0.68         3.44
Class S Shares..........      1,000.00        997.95       0.98         4.95

HYPOTHETICAL 5% RETURN
Fiduciary Shares........      1,000.00      1,023.01       0.43         2.19
Class A Shares..........      1,000.00      1,021.73       0.68         3.47
Class S Shares..........      1,000.00      1,020.20       0.98         5.00
--------------------------------------------------------------------------------
CAPITAL GROWTH ALLOCATION FUND****
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares..........      1,000.00      1,047.49       0.86         2.71
Class C Shares..........      1,000.00      1,043.17       1.60         5.03

HYPOTHETICAL 5% RETURN
Class A Shares..........      1,000.00      1,012.68       0.86         2.66
Class C Shares..........      1,000.00      1,010.40       1.60         4.95

                             BEGINNING      ENDING         NET        EXPENSES
                              ACCOUNT       ACCOUNT     ANNUALIZED      PAID
                               VALUE         VALUE       EXPENSE       DURING
                              8/1/04        1/31/05       RATIOS      PERIOD*
--------------------------------------------------------------------------------
GROWTH & INCOME ALLOCATION FUND****
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares..........     $1,000.00     $1,037.40        0.83%     $2.60
Class C Shares..........      1,000.00      1,032.59        1.57       4.91

HYPOTHETICAL 5% RETURN
Class A Shares..........      1,000.00      1,012.78        0.83       2.57
Class C Shares..........      1,000.00      1,010.49        1.57       4.85
--------------------------------------------------------------------------------
INCOME PLUS ALLOCATION FUND****
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares..........      1,000.00      1,016.11        0.87       2.69
Class C Shares..........      1,000.00      1,012.22        1.61       4.98

HYPOTHETICAL 5% RETURN
Class A Shares..........      1,000.00      1,012.65        0.87       2.69
Class C Shares..........      1,000.00      1,010.36        1.61       4.98

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period), except where otherwise noted.

**Commenced operations on November 2, 2004. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 89/365 (to reflect the period since inception).

***Commenced operations on November 30, 2004. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 64/365 (to reflect the period since inception).

****Commenced operations on October 12, 2004. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 112/365 (to reflect the period since inception).




--------------------------------------------------------------------------------

34                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 97.7%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 16.2%
     Carnival                                               85,800     $  4,942
     Coach*                                                 29,000        1,627
     eBay*                                                  20,200        1,647
     Harley-Davidson (A)                                    69,022        4,149
     Harman International Industries                        24,400        2,968
     Home Depot                                             93,800        3,870
     Kohl's*                                                17,100          804
     Las Vegas Sands (A)*                                    8,750          380
     Staples                                                71,050        2,326
     Starwood Hotels & Resorts Worldwide                    46,800        2,709
                                                                       --------
                                                                         25,422
                                                                       --------
   CONSUMER STAPLES - 6.9%
     Avon Products                                          36,400        1,537
     Costco Wholesale                                       54,926        2,596
     Estee Lauder                                           34,150        1,542
     Walgreen                                              120,746        5,145
                                                                       --------
                                                                         10,820
                                                                       --------
   ENERGY - 5.0%
     Schlumberger                                           48,550        3,303
     Smith International*                                   76,750        4,544
                                                                       --------
                                                                          7,847
                                                                       --------
   FINANCIALS - 17.3%
     American Express                                       20,950        1,118
     Chicago Mercantile Exchange Holdings (A)               21,350        4,579
     Franklin Resources                                     37,500        2,545
     Goldman Sachs Group                                    49,800        5,371
     Legg Mason                                             44,050        3,402
     Moody's                                                15,500        1,299
     SLM (A)                                               129,250        6,487
     T Rowe Price Group                                     37,300        2,232
                                                                       --------
                                                                         27,033
                                                                       --------
   HEALTH CARE - 18.0%
     Alcon                                                  25,650        2,031
     Allergan (A)                                           24,500        1,861
     Biomet                                                 33,050        1,404
     Dentsply International                                 24,350        1,365
     Genentech*                                             29,044        1,386
     Gilead Sciences*                                       47,500        1,572
     Johnson & Johnson                                      73,850        4,778
     Medtronic                                              64,250        3,373
     Pfizer                                                 77,677        1,877
     UnitedHealth Group                                     52,550        4,672
     Zimmer Holdings*                                       49,400        3,895
                                                                       --------
                                                                         28,214
                                                                       --------

--------------------------------------------------------------------------------
Description                                       Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIALS - 12.4%
     3M                                                     25,100     $  2,117
     Cintas                                                 27,650        1,203
     Danaher                                                46,250        2,538
     Expeditors International Washington (A)                29,350        1,648
     FedEx                                                  24,200        2,315
     General Dynamics                                       23,600        2,436
     General Electric                                      132,404        4,784
     Robert Half International (A)                          80,750        2,450
                                                                       --------
                                                                         19,491
                                                                       --------
   INFORMATION TECHNOLOGY - 21.9%
     Apple Computer*                                        51,950        3,995
     Automatic Data Processing                              70,400        3,061
     Cisco Systems*                                         71,600        1,292
     Dell*                                                 126,300        5,274
     First Data                                             25,850        1,053
     Google, Cl A (A)*                                      11,350        2,220
     Lexmark International*                                 18,400        1,534
     Linear Technology                                      21,750          821
     Maxim Integrated Products                              18,400          718
     Microchip Technology                                   83,450        2,174
     Microsoft                                             246,700        6,483
     Oracle*                                               143,300        1,973
     Paychex                                                46,050        1,404
     SAP ADR                                                28,583        1,107
     Yahoo!*                                                32,650        1,149
                                                                       --------
                                                                         34,258
                                                                       --------
     TOTAL COMMON STOCK
       (Cost $134,743)                                                  153,085
                                                                       --------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 3.2%
--------------------------------------------------------------------------------
     Lehman Brothers, MTN (B) (C)
       2.590%, 05/16/05                                     $2,500        2,500
     Morgan Stanley (B) (C)
       2.580%, 02/18/05                                      2,500        2,500
                                                                       --------

     TOTAL CORPORATE OBLIGATIONS
       (Cost $5,000)                                                      5,000
                                                                       --------
--------------------------------------------------------------------------------
   MASTER NOTE - 1.6%
--------------------------------------------------------------------------------
     Bear Stearns (B)
       2.650%, 02/02/05                                      2,500        2,500
                                                                       --------
     TOTAL MASTER NOTE
       (Cost $2,500)                                                      2,500
                                                                       --------



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           35

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

LARGE CAP GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 9.2%
--------------------------------------------------------------------------------
     Bank of America
       2.550%, dated 01/31/05, matures on
       02/01/05, repurchase price $5,000,354
       (collateralized by various corporate
       obligations, ranging in par value
       $12,623,670-$39,130,000, 0.000%-
       5.000%, 09/15/14-09/29/14, total
       market value $5,250,000) (B)                         $5,000     $  5,000
     Deutsche Bank
       2.450%, dated 01/31/05, matures on
       02/01/05, repurchase price $4,659,740
       (collateralized by a U.S. Treasury obligation,
       par value $4,670,000, 4,250%, 11/15/14,
       total market value $4,753,080)                        4,659        4,659
     Lehman Brothers
       2.570%, dated 01/31/05, matures on
       02/01/05, repurchase price $4,680,938
       (collateralized by various collateralized
       mortgage obligations, ranging in par
       value $19,520,000-$80,000,000,
       0.000%, 08/25/34-02/20/38, total
       market value $4,914,571) (B)                          4,681        4,681
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $14,340)                                                    14,340
                                                                       --------
  TOTAL INVESTMENTS - 111.7%
     (Cost $156,583)                                                    174,925
                                                                       --------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (11.0)%                (17,181)
     OTHER ASSETS AND LIABILITIES, NET -- (0.7)%                         (1,193)
                                                                       --------
   TOTAL OTHER ASSETS AND LIABILITIES - (11.7)%                         (18,374)
                                                                       --------
   NET ASSETS - 100.0%                                                 $156,551
                                                                       ========

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized -- no par value)                          $302,910
     Undistributed net investment income                                    217
     Accumulated net realized loss on investments                      (164,918)
     Net unrealized appreciation on investments                          18,342
                                                                       --------
     NET ASSETS                                                        $156,551
                                                                       ========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($127,382,543 / 15,914,411 SHARES)                                   $8.00
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (D)
     ($17,977,288 / 2,278,352 SHARES)                                     $7.89
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($7.89 / 94.5%)                                       $8.35
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (D)
     ($9,598,363 / 1,279,691 SHARES)                                      $7.50
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (D)
     ($1,592,760 / 212,230 SHARES)                                        $7.50
                                                                       ========

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2005 (SEE NOTE 6). THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2005 WAS $16,759,442.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES
    LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2005.
(D) CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE NOTE
    2). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3). ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
MTN -- MEDIUM TERM NOTE

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

36                               1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]


STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 98.2%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 8.8%
     Black & Decker                                         55,000     $  4,532
     Comcast*                                              175,500        5,548
     Federated Department Stores                            75,000        4,260
     Harrah's Entertainment                                 20,000        1,265
     Hasbro (A)                                            135,000        2,646
     Leggett & Platt                                       143,000        4,075
     Lennar                                                 38,500        2,174
     McGraw-Hill (D)                                        55,000        4,978
     Pulte Homes (A)                                        37,500        2,478
     Target (D)                                            100,000        5,077
     Toys "R" Us (A)*                                      125,000        2,681
                                                                       --------
                                                                         39,714
                                                                       --------
   CONSUMER STAPLES - 7.1%
     Altria Group                                          195,900       12,504
     Archer-Daniels-Midland (A)                            120,000        2,904
     Cadbury Schweppes ADR (A)                             120,000        4,356
     Kimberly-Clark                                         60,000        3,931
     Nestle ADR                                             67,500        4,430
     Universal (A)                                          83,000        3,922
                                                                       --------
                                                                         32,047
                                                                       --------
   ENERGY - 10.1%
     BP ADR*                                               100,000        5,962
     ChevronTexaco                                         120,000        6,528
     ConocoPhillips                                         46,000        4,268
     Exxon Mobil                                           290,000       14,964
     Halliburton (A)                                       130,400        5,363
     Marathon Oil                                           61,000        2,363
     Suncor Energy                                         133,300        4,266
     Williams                                              120,000        2,017
                                                                       --------
                                                                         45,731
                                                                       --------
   FINANCIALS - 23.9%
     Allstate                                              104,752        5,284
     AMB Property                                          183,800        6,843
     Bank of America                                       190,000        8,810
     Bank of New York (A)                                   68,000        2,020
     Citigroup                                             335,800       16,471
     Countrywide Credit Industry                            64,700        2,394
     Fannie Mae (A)                                         65,000        4,198
     Franklin Resources                                     40,000        2,715
     Freddie Mac                                            56,000        3,656
     Goldman Sachs Group                                    44,400        4,789
     JPMorgan Chase                                        272,070       10,156
     Marsh & McLennan (A)                                  120,000        3,900
     Metlife                                                97,000        3,856
     Morgan Stanley                                        100,000        5,596
     Principal Financial Group                             104,000        4,220

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
     Prudential Financial                                   75,000     $  4,043
     St Paul Travelers                                      60,000        2,252
     Washington Mutual                                     247,705        9,995
     Wells Fargo                                            39,500        2,421
     XL Capital, Cl A                                       56,100        4,195
                                                                       --------
                                                                        107,814
                                                                       --------
   HEALTH CARE - 6.5%
     Abbott Laboratories                                   130,000        5,853
     Applera Corp - Applied Biosystems Group (A)           130,500        2,617
     Baxter International                                  135,000        4,558
     GlaxoSmithKline (A)                                    97,000        4,323
     HCA (A)                                                67,100        2,987
     Merck                                                  85,000        2,384
     Pfizer                                                141,840        3,427
     Wyeth                                                  80,500        3,190
                                                                       --------
                                                                         29,339
                                                                       --------
   INDUSTRIALS - 17.2%
     Avery Dennison                                        157,600        9,470
     Boeing                                                 47,500        2,403
     Burlington Northern Santa Fe (D)                       60,000        2,891
     Cendant                                               374,779        8,826
     General Electric                                      408,700       14,766
     Honeywell International                                72,500        2,609
     Manpower                                               60,000        2,919
     Masco                                                 175,000        6,440
     Parker Hannifin (D)                                   125,000        8,145
     Pitney Bowes                                           40,000        1,790
     Tyco International                                    183,300        6,624
     United Technologies                                    60,000        6,041
     Waste Management                                      158,000        4,582
                                                                       --------
                                                                         77,506
                                                                       --------
   INFORMATION TECHNOLOGY - 8.5%
     Agilent Technologies*                                 103,100        2,280
     Applied Materials (A)*                                140,000        2,226
     Cabot Microelectronics (A)*                            35,896        1,092
     Comdisco Holding (A)*                                 173,800           65
     CTS (A)                                               290,000        3,860
     Diebold (A)                                            36,500        1,965
     Electronic Data Systems                               112,000        2,399
     First Data                                             94,200        3,838
     Hewlett-Packard (A)                                   100,900        1,977
     International Business Machines                        70,000        6,539
     Microsoft                                             242,000        6,360
     Nokia ADR (A)*                                        200,000        3,056
     Tektronix                                              90,000        2,594
                                                                       --------
                                                                         38,251
                                                                       --------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

VALUE MOMENTUM FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                       Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   MATERIALS - 8.4%
     Alcoa                                                 173,100     $  5,108
     BHP Billiton ADR                                      165,000        4,211
     Cabot                                                 178,500        6,247
     Ecolab (A)                                            180,200        6,064
     Engelhard                                             195,400        5,872
     Monsanto                                               65,000        3,518
     Peabody Energy                                         18,000        1,526
     Weyerhaeuser                                           82,200        5,129
                                                                       --------
                                                                         37,675
                                                                       --------
   TELECOMMUNICATION - 2.1%
     AT&T (A)                                               58,160        1,116
     Verizon Communications                                235,000        8,364
                                                                       --------
                                                                          9,480
                                                                       --------
   UTILITIES - 5.6%
     Equitable Resources                                    64,500        3,679
     Oneok (A)                                             222,500        6,163
     Questar (D)                                           299,800       15,230
                                                                       --------
                                                                         25,072
                                                                       --------
     TOTAL COMMON STOCK
       (Cost $297,522)                                                  442,629
                                                                       --------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 2.2%
--------------------------------------------------------------------------------
     Bear Stearns (B) (C)
       2.600%, 01/12/06                                    $ 5,000        5,005
     Lehman Brothers, MTN (B) (C)
       2.590%, 05/16/05                                      2,500        2,500
     Morgan Stanley (B) (C)
       2.580%, 02/18/05                                      2,500        2,500
                                                                       --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $10,005)                                                    10,005
                                                                       --------
--------------------------------------------------------------------------------
   MASTER NOTE - 1.1%
--------------------------------------------------------------------------------
     Bear Stearns (B)
       2.650%, 02/02/05                                      5,000        5,000
                                                                       --------
     TOTAL MASTER NOTE
       (Cost $5,000)                                                      5,000
                                                                       --------
--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANY - 0.4%
--------------------------------------------------------------------------------
     Templeton Dragon Fund (A)*                            111,000        1,850
                                                                       --------
     TOTAL REGULATED INVESTMENT COMPANY
       (Cost $990)                                                        1,850
                                                                       --------

--------------------------------------------------------------------------------
Description                             Contracts/Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   EQUITY OPTIONS - 0.1%
--------------------------------------------------------------------------------
     Burlington Northern Santa Fe
       February 2005 45 Put                                    300     $      6
     McGraw-Hill May 2005 85 Put                               200           25
     McGraw-Hill August 2005 85 Put                            100           21
     Parker-Hannifin May 2005 70 Put                           200          130
     Questar April 2005 45 Put                                 250           11
     Target April 2005 47.50 Put                               750           56
                                                                       --------
     TOTAL EQUITY OPTIONS
       (Cost $265)                                                          249
                                                                       --------
--------------------------------------------------------------------------------
   RIGHTS - 0.0%
--------------------------------------------------------------------------------
     Bank United*                                          118,300           --
                                                                       --------
     TOTAL RIGHTS
       (Cost $19)                                                            --
                                                                       --------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 9.3%
--------------------------------------------------------------------------------
     Bank of America
       2.550%, dated 01/31/05, matures on
       02/01/05, repurchase price $10,000,708
       (collateralized by various corporate
       obligations, ranging in par value
       $12,623,670-$39,130,000, 0.000%-
       5.000%, 09/15/14-09/29/14, total
       market value $10,500,000) (B)                       $10,000       10,000
     Deutsche Bank
       2.450%, dated 01/31/05, matures on
       02/01/05, repurchase price $7,193,207
       (collateralized by a U.S. Treasury obligation,
       par value $7,209,000, 4.250%, 11/15/14,
       total market value $7,337,249)                        7,193        7,193
     Dresdner Securities
       2.550%, dated 01/31/05, matures on
       02/01/05, repurchase price $20,001,417
       (collateralized by various collateralized
       mortgage obligations, ranging in par
       value $190,000-$29,385,000, 0.000%-
       2.603%, 10/25/34-12/25/34, total
       market value $21,000,550) (B)                        20,000       20,000
     Lehman Brothers
       2.570%, dated 01/31/05, matures on
       02/01/05, repurchase price $4,835,285
       (collateralized by various collateralized
       mortgage obligations, ranging in par
       value $19,520,000-$80,000,000,
       0.000%, 08/25/34-02/20/38, total
       market value $5,076,622) (B)                          4,835        4,835
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $42,028)                                                    42,028
                                                                       --------
   TOTAL INVESTMENTS - 111.3%
     (Cost $355,829)                                                    501,761
                                                                       --------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

38                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

VALUE MOMENTUM FUND (CONCLUDED)

--------------------------------------------------------------------------------
                                                         Contracts   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   WRITTEN OPTIONS - (0.1)%
--------------------------------------------------------------------------------
     Burlington Northern Santa Fe
       February 2005 50 Calls                                 (300)    $     (9)
     Manpower June 2005  50 Calls                             (600)        (159)
     McGraw-Hill May 2005 95 Calls                            (100)         (13)
     McGraw-Hill August 2005 100 Calls                        (100)         (11)
     Parker-Hannifin May 2005 75 Calls                        (200)         (15)
     Parker-Hannifin May 2005 80 Calls                        (200)          (7)
     Questar April 2005 50 Calls                               (75)         (18)
     Questar April 2005 55 Calls                               (25)          (1)
     Target April 2005 50 Calls                               (250)         (56)
     Target April 2005 55 Calls                               (250)         (10)
                                                                       --------
     WRITTEN OPTIONS
       (Proceeds $(498))                                                   (299)
                                                                       --------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (11.1)%                (49,840)
     OTHER ASSETS AND LIABILITIES, NET -- (0.1)%                           (289)
                                                                       --------
   TOTAL OTHER ASSETS AND LIABILITIES - (11.2)%                         (50,129)
                                                                       --------
   NET ASSETS - 100.0%                                                 $451,333
                                                                       ========
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized -- no par value)                          $293,125
     Distributions in excess of net investment income                       (69)
     Accumulated net realized gain on investments
       and options                                                       12,146
     Net unrealized appreciation on investments
       and options                                                      146,131
                                                                       --------
   NET ASSETS                                                          $451,333
                                                                       ========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($412,326,832 / 18,167,241 SHARES)                                  $22.70
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (E)
     ($28,666,273 / 1,264,311 SHARES)                                    $22.67
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($22.67 / 94.5%)                                     $23.99
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (E)
     ($9,356,826 / 417,065 SHARES)                                       $22.43
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (E)
     ($983,509 / 43,913 SHARES)                                          $22.40
                                                                       ========

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2005 (SEE NOTE 6). THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2005 WAS $47,804,513.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES
    LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2005.
(D) SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN EQUITY OPTION COMTRACTS.
(E) CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE NOTE
    2). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3). ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
MTN -- MEDIUM TERM NOTE
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           39

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]


STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 98.1%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 15.5%
     Abercrombie & Fitch (A)                                23,900     $  1,198
     Aeropostale (A)*                                       31,100          864
     American Eagle Outfitters (A)                          26,800        1,362
     Autoliv                                                27,500        1,297
     D.R. Horton                                            39,500        1,571
     Dana                                                   23,200          368
     Darden Restaurants (A)                                 47,300        1,398
     Federated Department Stores                            26,300        1,494
     Ford Motor (A)                                         72,200          951
     Fortune Brands                                          8,300          697
     KB Home (A)                                            12,200        1,326
     Liz Claiborne                                          16,300          684
     McDonald's                                             23,300          755
     McGraw-Hill                                            14,800        1,339
     MDC Holdings                                           15,730        1,145
     NVR*                                                    1,800        1,424
     Polaris Industries (A)                                 19,500        1,316
     Ryland Group                                           11,700          759
     Standard-Pacific                                        9,800          652
     Timberland, Cl A*                                      15,400        1,012
     Time Warner*                                           28,500          513
     Toll Brothers*                                         17,100        1,335
                                                                       --------
                                                                         23,460
                                                                       --------
   CONSUMER STAPLES - 6.3%
     7-Eleven*                                               7,800          186
     Altria Group                                           11,300          721
     Archer-Daniels-Midland                                 28,500          690
     BJ's Wholesale Club (A)*                               19,300          552
     Clorox (A)                                             21,800        1,295
     Kroger (A)*                                            75,300        1,288
     Reynolds American (A)                                  20,000        1,608
     Smithfield Foods*                                      41,900        1,268
     Supervalu                                              36,300        1,148
     Tyson Foods, Cl A                                       7,700          132
     UST                                                    12,900          654
                                                                       --------
                                                                          9,542
                                                                       --------
   ENERGY - 11.7%
     Amerada Hess (A)                                       11,200          970
     Burlington Resources                                   10,200          446
     ChevronTexaco                                          66,800        3,634
     ConocoPhillips                                         34,300        3,183
     Exxon Mobil                                            90,700        4,680
     Petrokazakhstan, Cl A                                  29,200        1,051
     Sunoco                                                 20,200        1,767
     Tesoro Petroleum*                                      21,700          691
     Valero Energy                                          26,000        1,353
                                                                       --------
                                                                         17,775
                                                                       --------

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - 31.5%
     AG Edwards                                             27,300     $  1,165
     Allstate                                               34,600        1,745
     Astoria Financial                                       8,900          335
     Bank of America                                        88,000        4,081
     Bank of Hawaii                                         11,200          537
     Bear Stearns                                           13,800        1,395
     Brascan, Cl A (A)                                      31,700        1,079
     CIT Group                                              35,800        1,445
     Citigroup                                              98,967        4,854
     Comerica                                               23,200        1,342
     Doral Financial                                        25,050        1,083
     Everest Re Group                                       10,900          947
     First American                                         23,000          850
     First Bank of Puerto Rico                               9,900          535
     Freddie Mac                                             6,200          405
     Fremont General (A)                                    34,200          838
     Hibernia, Cl A                                         43,500        1,145
     IPC Holdings                                           26,800        1,131
     JPMorgan Chase                                         26,900        1,004
     Keycorp                                                46,900        1,567
     Lehman Brothers Holdings                               13,100        1,195
     LNR Property                                           16,900        1,065
     Loews                                                  10,200          694
     MBNA                                                   35,200          936
     Mercury General                                         5,900          336
     Merrill Lynch                                          28,200        1,694
     Metlife                                                17,500          696
     PMI Group                                              27,300        1,086
     Principal Financial Group                              35,400        1,436
     Providian Financial (A)*                               44,200          737
     R & G Financial, Cl B                                  16,000          590
     Radian Group                                           23,900        1,146
     StanCorp Financial Group*                              14,700        1,249
     US Bancorp                                             93,100        2,798
     Wachovia                                               67,700        3,713
     Webster Financial                                      20,700          928
                                                                       --------
                                                                         47,782
                                                                       --------
   HEALTH CARE - 3.6%
     Aetna                                                  13,900        1,766
     Bausch & Lomb (A)                                      10,700          780
     Cardinal Health                                        10,600          597
     Dade Behring Holdings*                                  8,500          486
     Humana (A)*                                            13,300          456
     Johnson & Johnson                                       9,000          582
     Merck                                                  27,200          763
                                                                       --------
                                                                          5,430
                                                                       --------
   INDUSTRIALS - 8.9%
     Brink's                                                26,700          946
     Burlington Northern Santa Fe                           14,100          679
     Cendant                                                46,500        1,095

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

40                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

LARGE CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIALS - (CONTINUED)
     Cummins (A)                                             8,000     $    621
     Deluxe (A)                                             23,200          888
     Eaton                                                   9,500          646
     Harsco                                                 10,600          579
     Honeywell International                                14,700          529
     Northrop Grumman                                       30,000        1,556
     Paccar                                                 20,200        1,427
     Ryder System                                           23,300        1,061
     Teekay Shipping (A)                                    28,600        1,269
     Terex*                                                  7,800          336
     United Defense Industries*                             26,000        1,246
     W.W. Grainger                                           9,500          582
                                                                       --------
                                                                         13,460
                                                                       --------
   INFORMATION TECHNOLOGY - 5.8%
     Activision*                                            47,550        1,075
     Apple Computer*                                         8,400          646
     Avnet*                                                 36,100          647
     Cisco Systems*                                         47,200          851
     Earthlink*                                             29,500          296
     Hewlett-Packard                                        88,100        1,726
     Ingram Micro, Cl A*                                    54,500        1,007
     International Business Machines                         7,800          729
     Microsoft                                              18,800          494
     Oracle*                                                43,800          603
     Qualcomm                                               12,900          480
     TIBCO Software*                                        21,100          232
                                                                       --------
                                                                          8,786
                                                                       --------
   MATERIALS - 4.6%
     Agrium                                                 56,400          910
     Ball                                                   30,000        1,282
     Eastman Chemical (A)                                   16,400          888
     NOVA Chemicals Corporation (A)                         13,900          628
     Nucor                                                  26,600        1,494
     PPG Industries                                          9,600          660
     Southern Peru Copper (A)                               14,100          664
     Steel Dynamics                                         14,100          533
                                                                       --------
                                                                          7,059
                                                                       --------
   TELECOMMUNICATION - 4.7%
     BellSouth                                              74,100        1,944
     SBC Communications                                     44,000        1,045
     Telephone & Data Systems                                7,200          593
     Verizon Communications                                 98,700        3,513
                                                                       --------
                                                                          7,095
                                                                       --------
   UTILITIES - 5.5%
     Constellation Energy Group                             32,500        1,625
     Edison International                                   53,100        1,724
     Energy East                                            31,800          833

--------------------------------------------------------------------------------
Description                                       Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   UTILITIES - (CONTINUED)
     Pepco Holdings                                         57,200     $  1,250
     Sempra Energy (A)                                      24,100          897
     TXU                                                    29,400        2,035
                                                                       --------
                                                                          8,364
                                                                       --------
     TOTAL COMMON STOCK
       (Cost $122,375)                                                  148,753
                                                                       --------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATION - 1.6%
--------------------------------------------------------------------------------
     Morgan Stanley (B) (C)
       2.580%, 02/18/05                                    $ 2,500        2,500
                                                                       --------
     TOTAL CORPORATE OBLIGATION
       (Cost $2,500)                                                      2,500
                                                                       --------
--------------------------------------------------------------------------------
   MASTER NOTE - 1.7%
--------------------------------------------------------------------------------
     Bear Stearns (B)
       2.650%, 02/02/05                                      2,500        2,500
                                                                       --------
     TOTAL MASTER NOTE
       (Cost $2,500)                                                      2,500
                                                                       --------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 13.5%
--------------------------------------------------------------------------------
     Bank of America
       2.550%, dated 01/31/05, matures on 02/01/05,
       repurchase price $15,001,063 (collateralized
       by various corporate obligations, ranging
       in par value $12,623,670-$39,
       130,000, 0.000%- 5.000%,
       09/15/14-09/29/14, total
       market value $15,750,000) (B)                        15,000       15,000
     Deutsche Bank
       2.450%, dated 01/31/05, matures on
       02/01/05, repurchase price $3,541,106
       (collateralized by a U.S. Treasury obligation,
       par value $3,549,000, 4.250%, 11/15/14,
       total market value $3,612,137)                        3,541        3,541
     Lehman Brothers
       2.570%, dated 01/31/05, matures on
       02/01/05, repurchase price $1,978,146
       (collateralized by various collateralized
       mortgage obligations, ranging in par value
       $19,520,000-$80,000,000, 0.000%,
       08/25/34-02/20/38, total
       market value $2,076,879) (B)                          1,978        1,978
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $20,519)                                                    20,519
                                                                       --------
   TOTAL INVESTMENTS - 114.9%
     (Cost $147,894)                                                    174,272
                                                                       --------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           41

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

LARGE CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
                                                                     Value (000)
--------------------------------------------------------------------------------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (14.5)%               $(21,978)
     OTHER ASSETS AND LIABILITIES, NET -- (0.4)%                           (642)
                                                                       --------
   TOTAL OTHER ASSETS AND LIABILITIES - (14.9)%                         (22,620)
                                                                       --------
   NET ASSETS - 100.0%                                                 $151,652
                                                                       ========
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized - no par value)                           $170,016
     Distributions in excess of net investment income                       (55)
     Accumulated net realized loss on investments                       (44,687)
     Net unrealized appreciation on investments                          26,378
                                                                       --------
   NET ASSETS                                                          $151,652
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($96,636,794 / 8,312,956 SHARES)                                    $11.62
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (D)
     ($47,667,799 / 4,092,916 SHARES)                                    $11.65
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($11.65 / 94.5%)                                     $12.33
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (D)
     ($4,067,507 / 353,792 SHARES)                                       $11.50
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (D)
     ($3,279,408 / 285,897 SHARES)                                       $11.47
                                                                       ========

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2005 (SEE NOTE 6). THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2005 WAS $21,263,808.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES
    LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2005.
(D) CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE
    (SEE NOTE 2). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3).
CL -- CLASS

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

42                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

CORE EQUITY FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 99.4%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 11.5%
     Comcast, Cl A*                                         45,103     $  1,452
     Dollar General                                         28,315          572
     Harrah's Entertainment                                 12,915          817
     Hilton Hotels                                          25,070          558
     Home Depot                                             53,890        2,223
     Kohl's*                                                14,055          661
     Lennar, Cl A                                           11,045          624
     McDonald's                                             17,625          571
     Nike, Cl B                                             12,985        1,125
     Sears Roebuck                                          10,995          552
     Target                                                 29,880        1,517
     Time Warner*                                           59,040        1,063
     Viacom, Cl B                                           18,685          697
     Walt Disney                                            20,360          583
                                                                       --------
                                                                         13,015
                                                                       --------
   CONSUMER STAPLES - 11.2%
     Altria Group                                           27,040        1,726
     CVS                                                    46,950        2,176
     Kellogg                                                27,610        1,233
     Kimberly-Clark                                         14,670          961
     PepsiCo                                                35,925        1,929
     Procter & Gamble                                       36,165        1,925
     Wal-Mart Stores                                        53,180        2,787
                                                                       --------
                                                                         12,737
                                                                       --------
   ENERGY - 7.9%
     BP ADR*                                                20,230        1,206
     ConocoPhillips                                         11,240        1,043
     Exxon Mobil                                            61,503        3,174
     Halliburton (A)                                        32,640        1,342
     Occidental Petroleum                                    8,585          501
     Suncor Energy                                          51,600        1,651
                                                                       --------
                                                                          8,917
                                                                       --------
   FINANCIALS - 19.7%
     Allstate                                               34,430        1,737
     American Express                                       28,025        1,495
     American International Group                           16,040        1,063
     Bank of America                                        52,055        2,414
     Citigroup                                              59,303        2,909
     Countrywide Credit Industry                            18,525          685
     Goldman Sachs Group                                    24,555        2,648
     JPMorgan Chase                                         80,760        3,015
     Keycorp                                                25,075          838
     Merrill Lynch                                          32,745        1,967
     National City                                          22,650          805
     SLM                                                    34,130        1,713
     Wells Fargo                                            17,945        1,100
                                                                       --------
                                                                         22,389
                                                                       --------

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   HEALTH CARE - 10.8%
     Abbott Laboratories                                    25,005     $  1,126
     Boston Scientific*                                     27,610          913
     Gilead Sciences*                                       16,020          530
     Johnson & Johnson                                      37,520        2,428
     Medtronic                                              23,175        1,216
     Pfizer                                                 17,374          420
     Shire Pharmaceuticals ADR (A)                          74,930        2,623
     UnitedHealth Group                                      6,670          593
     WellPoint*                                              4,950          601
     Wyeth                                                  13,905          551
     Zimmer Holdings*                                       15,485        1,221
                                                                       --------
                                                                         12,222
                                                                       --------
   INDUSTRIALS - 15.7%
     3M                                                     19,460        1,642
     Cendant                                                75,110        1,769
     Danaher                                                32,525        1,785
     Emerson Electric                                       12,735          856
     General Electric                                      160,230        5,789
     Honeywell International                                30,195        1,086
     Northrop Grumman                                       19,680        1,021
     Tyco International                                    107,900        3,900
                                                                       --------
                                                                         17,848
                                                                       --------
   INFORMATION TECHNOLOGY - 17.4%
     Accenture*                                             74,540        1,942
     Automatic Data Processing                              12,555          546
     Cisco Systems*                                         64,565        1,165
     Citrix Systems*                                        47,190        1,012
     Corning*                                               47,825          523
     Dell*                                                  89,960        3,757
     EMC*                                                   39,005          511
     Intel                                                  49,390        1,109
     International Business Machines                        12,905        1,205
     Microsoft                                             129,085        3,392
     Nokia ADR (A)*                                         72,780        1,112
     Oracle*                                                81,600        1,124
     Qualcomm                                               20,000          745
     Texas Instruments                                      70,575        1,638
                                                                       --------
                                                                         19,781
                                                                       --------
   MATERIALS - 1.9%
     Alcoa                                                  20,165          595
     BHP Billiton ADR (A)                                   36,280          926
     Dow Chemical                                           11,655          579
                                                                       --------
                                                                          2,100
                                                                       --------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           43

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]


STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

CORE EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                       Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   UTILITIES - 3.3%
     Constellation Energy Group                             35,415     $  1,771
     Exelon                                                 25,910        1,146
     PG&E*                                                  25,080          878
                                                                       --------
                                                                          3,795
                                                                       --------
     TOTAL COMMON STOCK
       (Cost $102,495)                                                  112,804
                                                                       --------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATION - 2.2%
--------------------------------------------------------------------------------
     Morgan Stanley (B) (C)
       2.580%, 02/18/05                                     $2,500        2,500
                                                                       --------
     TOTAL CORPORATE OBLIGATION
       (Cost $2,500)                                                      2,500
                                                                       --------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 2.6%
--------------------------------------------------------------------------------
     Deutsche Bank
       2.450%, dated 01/31/05, matures on
       02/01/05, repurchase price $778,313
       (collateralized by a U.S. Treasury obligation,
       par value $780,000, 4.250%, 11/15/14,
       total market value $793,876)                            778          778
     Lehman Brothers
       2.570%, dated 01/31/05, matures on
       02/01/05, repurchase price $2,194,125
       (collateralized by various collateralized
       mortgage obligations, ranging in par
       value $19,520,000-$80,000,000,
       0.000%, 08/25/34-02/20/38, total
       market value $2,303,637) (B)                          2,194        2,194
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $2,972)                                                      2,972
                                                                       --------
   TOTAL INVESTMENTS - 104.2%
     (Cost $107,967)                                                    118,276
                                                                       --------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (4.1)%                  (4,694)
     OTHER ASSETS AND LIABILITIES, NET -- (0.1)%                            (68)
                                                                       --------
   TOTAL OTHER ASSETS AND LIABILITIES - (4.2)%                           (4,762)
                                                                       --------
   NET ASSETS - 100.0%                                                 $113,514
                                                                       ========

--------------------------------------------------------------------------------
                                                                     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized - no par value)                           $132,009
     Distributions in excess of net investment income                       (50)
     Accumulated net realized loss on investments                       (28,754)
     Net unrealized appreciation on investments                          10,309
                                                                       --------
   NET ASSETS                                                          $113,514
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($107,017,879 / 13,736,021 SHARES)                                   $7.79
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (D)
     ($2,976,903 / 382,988 SHARES)                                        $7.77
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($7.77 / 94.5%)                                       $8.22
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (D)
     ($3,219,772 / 420,468 SHARES)                                        $7.66
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (D)
     ($299,781 / 39,137 SHARES)                                           $7.66
                                                                       ========
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2005. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2005 IS $4,551,370.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES
    LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2005.
(D) CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE
    (SEE NOTE 2). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3).
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

44                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

BALANCED FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 65.7%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 7.7%
     Comcast, Cl A*                                         33,579     $  1,081
     Dollar General                                         20,630          417
     Harrah's Entertainment                                  9,410          595
     Hilton Hotels                                          18,270          407
     Home Depot                                             38,345        1,582
     Kohl's*                                                 9,935          467
     Lennar, Cl A                                            7,810          441
     McDonald's                                             12,840          416
     Nike, Cl B                                              9,055          784
     Sears Roebuck                                           8,010          402
     Target                                                 20,810        1,057
     Time Warner*                                           43,020          774
     Viacom, Cl A                                           13,405          501
     Walt Disney                                            14,835          425
                                                                       --------
                                                                          9,349
                                                                       --------
   CONSUMER STAPLES - 7.4%
     Altria Group                                           19,735        1,260
     CVS                                                    33,170        1,537
     Kellogg                                                19,525          872
     Kimberly-Clark                                         10,080          660
     PepsiCo                                                24,250        1,302
     Procter & Gamble                                       25,300        1,347
     Wal-Mart Stores                                        39,290        2,059
                                                                       --------
                                                                          9,037
                                                                       --------
   ENERGY - 5.2%
      BP ADR*                                               14,310          853
      ConocoPhillips                                         7,930          736
      Exxon Mobil                                           42,718        2,204
      Halliburton (A)                                       23,105          950
      Occidental Petroleum                                   6,100          356
      Suncor Energy                                         36,490        1,168
                                                                       --------
                                                                          6,267
                                                                       --------
   FINANCIALS - 13.0%
     Allstate                                               24,355        1,228
     American Express                                       20,410        1,089
     American International Group                           11,612          770
     Bank of America                                        36,810        1,707
     Citigroup                                              40,436        1,983
     Countrywide Credit Industry                            13,115          485
     Goldman Sachs Group                                    17,295        1,865
     JPMorgan Chase                                         56,358        2,104
     Keycorp                                                18,270          611
     Merrill Lynch                                          23,255        1,397
     National City                                          16,505          587
     SLM                                                    24,040        1,207
     Wells Fargo                                            12,890          790
                                                                       --------
                                                                         15,823
                                                                       --------
   HEALTH CARE - 7.1%
     Abbott Laboratories                                    17,950          808
     Boston Scientific*                                     19,535          646

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
     Gilead Sciences*                                       11,670     $    386
     Johnson & Johnson                                      26,580        1,720
     Medtronic                                              16,405          861
     Pfizer                                                 11,229          271
     Shire Pharmaceuticals ADR (A)                          52,900        1,852
     UnitedHealth Group                                      4,860          432
     WellPoint*                                              3,605          438
     Wyeth                                                   9,845          390
     Zimmer Holdings*                                       10,190          804
                                                                       --------
                                                                          8,608
                                                                       --------
   INDUSTRIALS - 10.2%
     3M                                                     13,955        1,177
     Cendant                                                53,140        1,251
     Danaher                                                23,005        1,263
     Emerson Electric                                        8,825          593
     General Electric                                      111,725        4,037
     Honeywell International                                20,930          753
     Northrop Grumman                                       13,285          689
     Tyco International                                     74,170        2,681
                                                                       --------
                                                                         12,444
                                                                       --------
   INFORMATION TECHNOLOGY - 11.7%
     Accenture*                                             52,745        1,374
     Automatic Data Processing                               8,130          353
     Cisco Systems*                                         47,045          849
     Citrix Systems*                                        34,650          743
     Corning*                                               34,845          381
     Dell*                                                  63,845        2,666
     EMC Corp/Massachusetts*                                28,420          372
     Intel                                                  34,960          785
     International Business Machines                        10,330          965
     Microsoft                                              90,625        2,382
     Nokia ADR*                                             52,270          799
     Oracle*                                                59,670          822
     Qualcomm                                               13,520          503
     Texas Instruments                                      50,445        1,171
                                                                       --------
                                                                         14,165
                                                                       --------
   MATERIALS - 1.2%
     Alcoa                                                  15,045          444
     BHP Billiton ADR                                       25,640          654
     Dow Chemical                                            8,245          410
                                                                       --------
                                                                          1,508
                                                                       --------
   UTILITIES - 2.2%
     Constellation Energy Group                             24,855        1,243
     Exelon                                                 17,585          778
     PG&E*                                                  18,555          649
                                                                       --------
                                                                          2,670
                                                                       --------
     TOTAL COMMON STOCK
       (Cost $71,957)                                                    79,871
                                                                       --------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           45

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 14.5%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 1.5%
     TCI Communications
       6.875%, 02/15/06                                     $  430     $    444
     Time Warner
       7.480%, 01/15/08                                        500          546
     Time Warner Entertainment (A)
       8.375%, 03/15/23                                        350          447
     Walt Disney Company, MTN
       5.620%, 12/01/08                                        430          436
                                                                       --------
                                                                          1,873
                                                                       --------
   CONSUMER STAPLES - 1.2%
     Safeway
       7.500%, 09/15/09                                        700          785
     Wal-Mart Stores
       5.875%, 10/15/05                                        600          612
                                                                       --------
                                                                          1,397
                                                                       --------
   ENERGY - 0.3%
     Pemex Project Funding Master Trust
       9.125%, 10/13/10                                        350          417
                                                                       --------
   FINANCIALS - 5.6%
     Associates
       6.950%, 11/01/18                                        275          322
     Bank of America
       5.250%, 02/01/07                                        400          412
     Citigroup
       6.500%, 01/18/11                                        500          560
     GE Global Insurance
       7.750%, 06/15/30                                        300          365
     HSBC Bank USA
       3.875%, 09/15/09                                        300          297
     Mellon Bank
       7.000%, 03/15/06                                        400          415
     Morgan Stanley (A)
       6.750%, 04/15/11                                        550          618
     Morgan Stanley (B) (C)
       2.580%, 02/18/05                                      2,500        2,500
     Norwest
       6.550%, 12/01/06                                        400          422
     U.S. Bancorp
       6.875%, 09/15/07                                        600          645
     Wells Fargo Bank
       6.450%, 02/01/11                                        200          222
                                                                       --------
                                                                          6,778
                                                                       --------
   FOREIGN GOVERNMENTS - 1.2%
     Hydro Quebec, Ser HY
       8.400%, 01/15/22                                        450          629
     Hydro Quebec, Ser IO
       8.050%, 07/07/24                                        150          209
     Province of Ontario
       5.500%, 10/01/08                                        600          634
                                                                       --------
                                                                          1,472
                                                                       --------

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   HEALTH CARE - 0.6%
     HCA
       7.875%, 02/01/11                                     $  300     $    329
     Pharmacia
       5.875%, 12/01/08                                        325          348
                                                                       --------
                                                                            677
                                                                       --------
   INDUSTRIALS - 1.9%
     General Electric
       5.000%, 02/01/13                                        300          309
     General Motors
       8.950%, 07/02/09                                         34           37
     McDonnell Douglas
       6.875%, 11/01/06                                        300          316
     Raytheon
       6.550%, 03/15/10                                        600          659
     Tyco International
       8.200%, 10/15/08                                        325          367
     Waste Management
       7.000%, 10/15/06                                        550          580
                                                                       --------
                                                                          2,268
                                                                       --------
   INFORMATION TECHNOLOGY - 0.3%
     International Business Machines
       8.375%, 11/01/19                                        100          133
     International Business Machines (Unsecured)
       6.500%, 01/15/28                                        250          291
                                                                       --------
                                                                            424
                                                                       --------
   REAL ESTATE INVESTMENT TRUST - 0.6%
     Boston Properties
       5.000%, 06/01/15                                        350          347
     EOP Operating
       6.800%, 01/15/09                                        375          408
                                                                       --------
                                                                            755
                                                                       --------
   TELECOMMUNICATION - 0.3%
     Bell Atlantic of Maryland
       8.000%, 10/15/29                                        175          219
     New England Telephone & Telegraph
       7.875%, 11/15/29                                        150          186
                                                                       --------
                                                                            405
                                                                       --------
   UTILITIES - 1.0%
     FPL Group Capital
       7.625%, 09/15/06                                        350          371
     Kinder Morgan (A)
       7.250%, 03/01/28                                        375          438
     Virginia Electric & Power, Ser A
       4.750%, 03/01/13                                        350          352
                                                                       --------
                                                                          1,161
                                                                       --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $17,168)                                                    17,627
                                                                       --------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

46                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.8%
--------------------------------------------------------------------------------
     FHLMC
       6.500%, 11/01/09                                     $  275     $    287
       6.000%, 12/15/08                                        341          351
       6.000%, 09/01/17                                        450          470
       6.000%, 02/01/28                                        209          216
       3.500%, 04/15/17                                        649          649
     FNMA
       8.000%, 08/01/24                                         16           17
       8.000%, 05/01/25                                         53           58
       8.000%, 07/01/26                                         21           23
       7.500%, 09/01/26                                         19           20
       7.000%, 09/01/25                                         38           40
       7.000%, 07/01/26                                         81           86
       7.000%, 09/01/26                                         33           35
       7.000%, 12/01/27                                         80           85
       6.500%, 05/01/14                                        203          215
       6.500%, 03/01/24                                         23           24
       6.500%, 01/01/28                                         97          101
       6.500%, 05/01/29                                         90           94
       6.000%, 08/01/14                                        471          494
       6.000%, 03/01/28                                        253          261
       6.000%, 05/01/28                                         77           79
       5.500%, 12/01/17                                        375          388
       5.000%, 04/01/18                                        591          601
       5.000%, 05/01/18                                      1,400        1,424
       4.500%, 09/01/18                                      1,332        1,333
       4.500%, 05/01/19                                        918          918
       4.000%, 05/01/19                                        940          921
     FNMA (A)
       5.000%, 01/15/07                                        400          412
     GNMA
       7.500%, 05/15/24                                         21           23
       7.500%, 09/15/25                                         31           34
       7.500%, 09/15/26                                         55           59
       7.500%, 01/15/27                                         18           19
       7.000%, 02/15/26                                         83           88
       7.000%, 08/15/26                                         47           50
       7.000%, 10/15/27                                        106          113
       7.000%, 03/15/29                                        123          131
       6.500%, 09/15/08                                        132          138
       6.500%, 06/15/23                                         14           15
       6.500%, 02/15/24                                          9            9
       6.500%, 04/15/26                                         61           65
       6.500%, 05/15/28                                         71           74
       6.500%, 01/15/29                                        151          160
       6.000%, 11/15/08                                        141          146
       6.000%, 12/15/28                                        308          321
       6.000%, 02/15/29                                        432          450
       6.000%, 04/15/29                                        385          401
                                                                       --------
     TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
       BACKED OBLIGATIONS
       (Cost $11,712)                                                    11,898
                                                                       --------

--------------------------------------------------------------------------------
Description                                       Par (000)/Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - 4.0%
--------------------------------------------------------------------------------
     U.S. Treasury Bonds (A)
       8.125%, 08/15/19                                     $1,160     $  1,608
       7.250%, 05/15/16                                      1,170        1,478
     U.S. Treasury Bonds
       7.125%, 02/15/23                                        300          392
     U.S. Treasury Inflation Index Note (A)
       3.000%, 07/15/12                                      1,301        1,446
                                                                       --------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $4,387)                                                      4,924
                                                                       --------
--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANY - 2.9%
--------------------------------------------------------------------------------
     SPDR Trust Ser 1 (A)*                                  29,855        3,528
                                                                       --------

     TOTAL REGULATED INVESTMENT COMPANY
       (Cost $3,422)                                                      3,528
                                                                       --------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 1.9%
--------------------------------------------------------------------------------
     Bank One Issuance Trust,
       Ser 2002-A4, Cl A4
       2.940%, 06/16/08                                     $1,000          998
     Capital Auto Receivables Asset Trust,
       Ser 2002-3, Cl A3
       3.580%, 10/16/06                                        616          617
     Pacific Gas, Ser 1997-1, Cl A7
        6.420%, 09/25/08                                       350          359
     USAA Auto Owner Trust,
       Ser 2004-1, Cl A3
       2.060%, 04/15/08                                        350          345
                                                                       --------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $2,344)                                                      2,319
                                                                       --------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.4%
--------------------------------------------------------------------------------
     FNMA
       6.375%, 06/15/09                                        600          658
       5.750%, 06/15/05                                      1,000        1,011
                                                                       --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $1,695)                                                      1,669
                                                                       --------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 10.0%
--------------------------------------------------------------------------------
     Bank of America
       2.550%, dated 01/31/05, matures on
       02/01/05, repurchase price $5,000,354
       (collateralized by various corporate
       obligations, ranging in par value
       $12,623,670-$39,130,000, 0.000%-
       5.000%, 09/15/14-09/29/14, total
       market value $5,250,000) (B)                          5,000        5,000

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                 WWW.HIGHMARKFUNDS.COM                        47

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

BALANCED FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
     Deutsche Bank
       2.450%, dated 01/31/05, matures on
       02/01/05, repurchase price $2,683,065
       (collateralized by a U.S. Treasury obligation,
       par value $2,689,000, 4.250%, 11/15/14,
       total market value $2,736,837)                       $2,683     $  2,683
     Lehman Brothers Inc
       2.570%, dated 01/31/05, matures on
       02/01/05, repurchase price $4,535,585
       (collateralized by various collateralized
       mortgage obligations, ranging in par
       value $19,520,000-$80,000,000,
       0.000%, 08/25/34-02/20/38, total
       market value $4,761,963) (B)                          4,535        4,535
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $12,218)                                                    12,218
                                                                       --------
   TOTAL INVESTMENTS - 110.2%
     (Cost $124,903)                                                    134,054
                                                                       --------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (9.9)%                 (12,035)
     OTHER ASSETS AND LIABILITIES, NET -- (0.3)%                           (355)
                                                                       --------
   TOTAL OTHER ASSETS AND LIABILITIES - (10.2)%                         (12,390)
                                                                       --------
   NET ASSETS - 100.0%                                                 $121,664
                                                                       ========
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
       Paid-in-Capital
         (unlimited authorized - no par value)                         $115,903
       Undistributed net investment income                                   11
       Accumulated net realized loss on investments                      (3,401)
       Net unrealized appreciation on investments                         9,151
                                                                       --------
   NET ASSETS                                                          $121,664
                                                                       ========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE - FIDUCIARY SHARES
       ($110,109,108 / 8,184,393 SHARES)                                 $13.45
                                                                       ========
     NET ASSET VALUE AND REDEMPTION
       PRICE PER SHARE - CLASS A SHARES (D)
       ($7,211,752 / 536,888 SHARES)                                     $13.43
                                                                       ========
     MAXIMUM OFFERING PRICE PER SHARE -
       CLASS A SHARES ($13.43 / 94.5%)                                   $14.21
                                                                       ========
     NET ASSET VALUE AND OFFERING
       PRICE PER SHARE - CLASS B SHARES (D)
       ($3,980,529 / 297,131 SHARES)                                     $13.40
                                                                       ========
     NET ASSET VALUE AND OFFERING
       PRICE PER SHARE - CLASS C SHARES (D)
       ($362,200 / 27,068 SHARES)                                        $13.38
                                                                       ========
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2005. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2005 IS $11,764,845.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES
    LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2005.
(D) CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE
    (SEE NOTE 2). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3).
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPT

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

48                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 98.0%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 10.4%
     Aztar*                                                  5,425     $    175
     Champion Enterprises*                                  15,275          165
     Design Within Reach*                                    7,225          115
     Gaylord Entertainment*                                 12,325          484
     Insight Enterprises*                                   14,650          283
     La Quinta*                                             45,200          393
     Petco Animal Supplies*                                 13,775          523
     Priceline.com*                                         20,525          464
     Rare Hospitality International*                         5,125          161
     Skechers U.S.A.*                                        1,900           28
     Sports Authority*                                       7,050          179
     WMS Industries*                                        10,800          338
                                                                       --------
                                                                          3,308
                                                                       --------
   CONSUMER STAPLES - 0.5%
     Central Garden and Pet*                                 3,700          152
                                                                       --------
   ENERGY - 5.8%
     National-Oilwell*                                      12,750          470
     Pioneer Drilling*                                      23,800          245
     Range Resources                                        15,300          340
     Spinnaker Exploration*                                  8,735          287
     Superior Energy Services*                              17,100          272
     Willbros Group*                                        10,550          226
                                                                       --------
                                                                          1,840
                                                                       --------
   FINANCIALS - 14.2%
     ACE Cash Express*                                      11,425          302
     Affiliated Managers Group*                             10,250          650
     American Capital Strategies                            14,625          497
     Boston Private Financial Holdings                      11,600          323
     Calamos Asset Management*                              10,575          267
     CapitalSource*                                         22,125          522
     CB Richard Ellis Group*                                17,250          604
     Conseco*                                               16,700          318
     First Marblehead*                                       9,815          631
     Piper Jaffray*                                          4,500          178
     Signature Bank/New York NY*                             8,150          248
                                                                       --------
                                                                          4,540
                                                                       --------
   HEALTH CARE - 23.2%
     Advanced Medical Optics*                                6,700          286
     American Retirement*                                   11,100          139
     Chemed                                                  6,150          440
     Covance*                                                4,500          191
     Eon Labs*                                              21,400          549
     Immucor*                                               25,675          786
     Impax Laboratories*                                    27,225          467

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
     Intuitive Surgical*                                    11,125     $    444
     Kindred Healthcare*                                    25,575          700
     Martek Biosciences*                                    11,555          610
     MGI Pharma*                                            16,270          369
     Renal Care Group*                                      14,400          550
     Serologicals*                                          22,150          524
     Sybron Dental Specialties*                              9,350          353
     Symmetry Medical*                                      12,650          255
     Telik*                                                 12,675          241
     WellCare Health Plans*                                 13,935          491
                                                                       --------
                                                                          7,395
                                                                       --------
   INDUSTRIALS - 13.6%
     Advance America Cash Advance Centers*                   4,575          102
     BE Aerospace*                                          28,050          303
     Corporate Executive Board                               4,500          287
     Delta Air Lines*                                       11,525           62
     DiamondCluster International*                          36,075          539
     Engineered Support Systems                              5,200          302
     Gevity HR                                              13,675          282
     Harsco                                                  5,150          281
     IDEX                                                    7,025          271
     Knoll*                                                  1,725           29
     Landstar System*                                        8,500          296
     MSC Industrial Direct                                  15,150          524
     Navigant Consulting*                                   18,085          433
     US Xpress Enterprises*                                 10,000          299
     UTI Worldwide                                           4,875          336
                                                                       --------
                                                                          4,346
                                                                       --------
   INFORMATION TECHNOLOGY - 30.3%
     Aeroflex*                                              21,175          204
     Agile Software*                                        17,100          125
     Anteon International*                                  10,775          370
     aQuantive*                                             26,575          246
     ARGON ST*                                               4,400          144
     Arris Group*                                           39,575          245
     Ask Jeeves*                                            22,405          635
     Avid Technology*                                        2,775          175
     Benchmark Electronics*                                  6,050          193
     Brocade Communications Systems*                        43,145          268
     Brooks Automation*                                     12,175          186
     Digitas*                                               18,702          195
     Epicor Software*                                       22,950          310
     F5 Networks*                                            4,075          195
     Global Payments                                         8,315          476
     Hyperion Solutions*                                    12,880          619

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                          49

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

SMALL CAP GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                       Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
     Infospace*                                              5,075     $    240
     Integrated Device Technology*                          12,125          142
     Internet Security Systems*                              7,475          167
     Interwoven*                                            17,800          162
     Kanbay International*                                  18,900          509
     Kronos*                                                 4,775          257
     Lam Research*                                           5,975          160
     Microsemi*                                             14,450          223
     Monolithic Power Systems*                              17,500          129
     MPS Group*                                             24,850          281
     Nice Systems ADR*                                       8,630          262
     Niku*                                                   8,350          165
     Openwave Systems*                                      15,575          212
     Quest Software*                                        19,875          282
     Scansource*                                             4,300          276
     Sigmatel*                                               4,235          167
     Silicon Image*                                         12,350          147
     Stellent*                                              16,950          145
     Synaptics*                                              4,500          167
     Tekelec*                                               10,175          186
     TIBCO Software*                                        27,725          305
     Trimble Navigation*                                     5,075          180
     Varian Semiconductor
       Equipment Associates*                                 6,600          226
     Witness Systems*                                        4,200           75
                                                                       --------
                                                                          9,651
                                                                       --------
     TOTAL COMMON STOCK
       (Cost $27,268)                                                    31,232
                                                                       --------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 0.2%
--------------------------------------------------------------------------------
     Deutsche Bank
       2.450%, dated 01/31/05, matures on
       02/01/05, repurchase price $54,377
       (collateralized by a U.S. Treasury obligation,
       par value $55,000, 4.250%, 11/15/14,
       total market value $55,978)                             $54           54
                                                                       --------
     TOTAL REPURCHASE AGREEMENT
       (Cost $54)                                                            54
                                                                       --------
   TOTAL INVESTMENTS - 98.2%
     (Cost $27,322)                                                      31,286
                                                                       --------
     INVESTMENT SECURITIES SOLD -- 5.2%                                   1,652
     OTHER ASSETS AND LIABILITIES, NET - (3.4)%                          (1,066)
                                                                       --------
   TOTAL OTHER ASSETS AND LIABILITIES - 1.8%                                586
                                                                       --------
   NET ASSETS - 100.0%                                                 $ 31,872
                                                                       ========

--------------------------------------------------------------------------------
                                                                     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized -- no par value)                          $ 28,267
     Accumulated net investment loss                                       (215)
     Accumulated net realized loss on investments                          (144)
     Net unrealized appreciation on investments                           3,964
                                                                       --------
     NET ASSETS                                                        $ 31,872
                                                                       ========
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE - FIDUCIARY SHARES
       ($26,347,822 / 1,935,606 SHARES)                                  $13.61
                                                                       ========
     NET ASSET VALUE AND REDEMPTION
       PRICE PER SHARE - CLASS A SHARES (A)
       ($3,990,070 / 294,250 SHARES)                                     $13.56
                                                                       ========
     MAXIMUM OFFERING PRICE PER SHARE -
       CLASS A SHARES ($13.56 / 94.5%)                                   $14.35
                                                                       ========
     NET ASSET VALUE AND OFFERING
       PRICE PER SHARE - CLASS B SHARES (A)
       ($518,076 / 38,611 SHARES)                                        $13.42
                                                                       ========
     NET ASSET VALUE AND OFFERING
       PRICE PER SHARE - CLASS C SHARES (A)
       ($1,015,926 / 75,716 SHARES)                                      $13.42
                                                                       ========

--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY.
(A) CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE
    (SEE NOTE 2). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3).
ADR -- AMERICAN DEPOSITARY RECEIPT
NY -- NEW YORK

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

50                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 97.3%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 15.9%
     Action Performance (A)                                 12,700     $    133
     American Axle & Manufacturing
       Holdings                                             27,300          733
     American Greetings, Cl A (A)                           61,500        1,485
     BorgWarner                                             41,000        2,201
     Brown Shoe                                             44,800        1,297
     Burlington Coat Factory Warehouse                      56,300        1,453
     Culp*                                                  65,400          412
     Dave & Buster's*                                       48,100          903
     Electronics Boutique Holdings (A)*                     56,500        1,983
     Handleman                                              46,000          895
     Landry's Restaurants                                   26,900          759
     Levitt, Cl A*                                          15,250          448
     Lone Star Steakhouse & Saloon                          45,300        1,246
     M/I Homes                                              20,000        1,136
     MDC Holdings                                           39,276        2,859
     Movado Group                                           55,000        1,003
     Rent-A-Center (A)*                                     47,750        1,169
     Rex Stores*                                            63,200          920
     Ryland Group (A)                                       46,400        3,010
     Sonic Automotive                                       35,800          836
     Stage Stores*                                          40,600        1,605
     Stride Rite                                            70,400          862
     Trans World Entertainment (A)*                         82,000        1,029
     Zale*                                                  70,400        1,870
                                                                       --------
                                                                         30,247
                                                                       --------
   CONSUMER STAPLES - 5.3%
     BJ's Wholesale Club (A)*                               73,000        2,089
     Chiquita Brands International*                         62,600        1,437
     DIMON (A)*                                             57,200          377
     Lance                                                  58,500        1,014
     Longs Drug Stores (A)                                  69,200        1,817
     Ruddick                                                65,900        1,390
     Standard Commercial (A)                                47,600          916
     Universal (A)*                                         22,900        1,082
                                                                       --------
                                                                         10,122
                                                                       --------
   ENERGY - 3.9%
     Holly (A)                                              67,600        2,046
     Offshore Logistics*                                    29,600          945
     Stone Energy*                                          35,100        1,502
     Tesoro Petroleum*                                      89,300        2,843
                                                                       --------
                                                                          7,336
                                                                       --------
   FINANCIALS - 27.1%
     Agree Realty                                           24,500          708
     AmerUs Group (A)                                       54,024        2,408
     Banner                                                 19,700          583

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
     Bedford Property Investors                             29,900     $    751
     Boykin Lodging*                                       147,000        1,348
     Ceres Group*                                          211,100        1,108
     City Holding                                           26,000          856
     Commerce Group (A)                                     44,600        2,913
     Commercial Federal                                     43,900        1,233
     Community Bank System                                  27,800          663
     Crescent Real Estate Equity (A)                       110,600        1,833
     Dime Community Bancshares                              45,225          744
     First Charter                                          47,375        1,087
     First Community Bancorp/
       Rancho Santa Fe                                      46,300        1,971
     Flagstar Bancorp                                       82,600        1,736
     Fremont General (A)                                    85,300        2,089
     GATX (A)                                               77,900        2,320
     Greater Bay Bancorp (A)                                69,600        1,898
     Highwoods Properties                                   33,500          821
     Horace Mann Educators                                  62,800        1,157
     HRPT Properties Trust                                 217,900        2,595
     Independence Community Bank                            39,600        1,556
     Independent Bank MI                                    53,361        1,642
     IndyMac Bancorp (A)                                    53,300        1,970
     LandAmerica Financial Group                            43,100        2,217
     Mission West Properties                                41,400          429
     NBT Bancorp                                            55,200        1,287
     New Century Financial                                  38,200        2,288
     Novastar Financial (A)                                 22,800        1,050
     Oriental Financial Group                               35,816        1,010
     Presidential Life                                      23,900          395
     Provident Bankshares                                   49,200        1,627
     Scottish Re Group                                      73,200        1,689
     Stancorp Financial Group                               22,900        1,946
     Webster Financial                                      28,100        1,260
     Westcorp                                               11,500          524
                                                                       --------
                                                                         51,712
                                                                       --------
   HEALTH CARE - 3.6%
     Alpharma, Cl A                                         86,400        1,300
     HealthTronics*                                         53,500          543
     Lumenis Limited (A)*                                       13           --
     PerkinElmer                                           103,100        2,370
     Sola International*                                    32,400          895
     West Pharmaceutical Services                           70,200        1,832
                                                                       --------
                                                                          6,940
                                                                       --------
   INDUSTRIALS - 17.5%
     Alaska Air Group*                                      30,700          915
     Albany International, Cl A                             37,700        1,287


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           51

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

SMALL CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------
   INDUSTRIALS - (CONTINUED)
     Applied Industrial Technologies                        66,150     $  1,914
     Banta                                                  31,000        1,343
     Brink's                                                36,000        1,275
     Dollar Thrifty Automotive Group*                       42,300        1,320
     EnPro Industries*                                      39,500        1,053
     Griffon*                                               68,300        1,839
     Harsco                                                 30,400        1,660
     Integrated Electrical Services (A)*                   111,200          443
     Jacuzzi Brands*                                       198,300        2,003
     John H Harland                                         47,500        1,729
     NACCO Industries, Cl A                                 13,100        1,309
     Ryder System                                           45,100        2,054
     Sourcecorp*                                            72,600        1,307
      Standex International                                 27,400          790
     Timken                                                 47,100        1,213
     Toro                                                   35,000        2,914
     United Rentals*                                       111,900        1,903
     URS*                                                   43,400        1,224
     USF                                                    21,300          702
     Walter Industries                                      61,800        2,164
     York International (A)                                 28,700        1,042
                                                                       --------
                                                                         33,403
                                                                       --------
   INFORMATION TECHNOLOGY - 10.0%
     Arris Group*                                          131,500          814
     Aspect Communications*                                 79,100          883
     Aspen Technology (A)*                                 157,800          805
     Black Box                                              25,220        1,173
     Brightpoint*                                           50,300          901
     BroadVision (A)*                                       73,300          178
     Checkpoint Systems*                                    47,600          741
     DocuCorp International*                               108,200        1,059
     Earthlink*                                            180,900        1,814
     Gerber Scientific*                                     73,200          528
     IKON Office Solutions                                 119,300        1,282
     Methode Electronics                                    59,500          746
     Photronics (A)*                                       118,500        1,777
     Register.com*                                          97,500          601
     Silicon Storage Technology*                           270,700        1,243
     Storage Technology*                                    55,400        1,745
     Sybase*                                                81,300        1,583
     Western Digital*                                      114,200        1,230
                                                                       --------
                                                                         19,103
                                                                       --------
   MATERIALS - 8.6%
     Albemarle                                              39,200        1,376
     Ameron International                                   22,900          829
     FMC*                                                   57,200        2,699
     Greif, Cl A                                            47,900        2,775

--------------------------------------------------------------------------------
Description                                       Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   MATERIALS - (CONTINUED)
     HB Fuller                                              42,600     $  1,136
     NS Group*                                              73,300        2,212
     OM Group*                                              59,000        1,913
     Quanex                                                 43,950        2,317
     Schulman A                                             63,000        1,115
                                                                       --------
                                                                         16,372
                                                                       --------
   TELECOMMUNICATION - 0.2%
     Talk America Holdings (A)*                             62,200          407
                                                                       --------
   UTILITIES - 5.2%
     Avista                                                 61,900        1,094
     Duquesne Light Holdings (A)                           103,200        1,915
     Nicor (A)                                              42,900        1,584
     PNM Resources                                          46,050        1,162
     UGI                                                    42,200        1,759
     UIL Holdings                                           17,900          883
     Unisource Energy                                       52,600        1,604
                                                                       --------
                                                                         10,001
                                                                       --------
     TOTAL COMMON STOCK
       (Cost $137,571)                                                  185,643
                                                                       --------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 4.0%
--------------------------------------------------------------------------------
     First Tennessee Bank, MTN (B) (C)
       2.330%, 06/07/05                                    $ 2,500        2,500
     Lehman Brothers, MTN (B) (C)
       2.590%, 05/16/05                                      2,500        2,500
     Morgan Stanley (B) (C)
       2.580%, 02/18/05                                      2,500        2,500
                                                                       --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $7,500)                                                      7,500
                                                                       --------
--------------------------------------------------------------------------------
   MASTER NOTE - 2.6%
--------------------------------------------------------------------------------
     Bear Stearns (B)
       2.650%, 02/02/05                                      5,000        5,000
                                                                       --------
     TOTAL MASTER NOTE
       (Cost $5,000)                                                      5,000
                                                                       --------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

52                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

SMALL CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 14.4%
--------------------------------------------------------------------------------
     Bank of America
       2.550%, dated 01/31/05, matures on
       02/01/05, repurchase price $10,000,708
       (collateralized by various corporate
       obligations, ranging in par value
       $12,623,670-$39,130,000, 0.000%-
       5.000%, 09/15/14-09/29/14, total
       market value $10,500,000) (B)                       $10,000     $ 10,000
     Deutsche Bank
       2.450%, dated 01/31/05, matures on
       02/01/05, repurchase price $5,128,440
       (collateralized by a U.S. Treasury obligation,
       par value $5,140,000, 4.250%, 11/15/14,
       total market value $5,231,441)                        5,128        5,128
     Dresdner Securities
       2.550%, dated 01/31/05, matures on
       02/01/05, repurchase price $10,000,708
       (collateralized by various collateralized
       mortgage obligations, ranging in par
       value $190,000-$29,385,000, 0.000%-
       2.603%, 10/25/34-12/25/34, total
       market value $10,500,275) (B)                        10,000       10,000
     Lehman Brothers
       2.570%, dated 01/31/05, matures on
       02/01/05, repurchase price $2,536,211
       (collateralized by various collateralized
       mortgage obligations, ranging in par
       value $19,520,000-$80,000,000,
       0.000%, 08/25/34-02/20/38, total
       market value $2,662,797) (B)                          2,536        2,536
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $27,664)                                                    27,664
                                                                       --------
   TOTAL INVESTMENTS - 118.3%
     (Cost $177,735)                                                    225,807
                                                                       --------
     Payable Upon Return of Securities Loaned -- (18.3)%                (35,036)
     OTHER ASSETS AND LIABILITIES, NET - 0.0%                               126
                                                                       --------
   TOTAL OTHER ASSETS AND LIABILITIES - (18.3)%                         (34,910)
                                                                       --------
   NET ASSETS - 100.0%                                                 $190,897
                                                                       ========
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized - no par value)                           $137,822
     Undistributed net investment income                                    141
     Accumulated net realized gain on investments                         4,862
     Net unrealized appreciation on investments                          48,072
                                                                       --------
   NET ASSETS                                                          $190,897
                                                                       ========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($117,627,140 / 6,788,509 SHARES)                                   $17.33
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (D)
     ($41,787,236 / 2,451,160 SHARES)                                    $17.05
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($17.05 / 94.5%)                                     $18.04
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (D)
     ($15,032,892 / 912,620 SHARES)                                      $16.47
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (D)
     ($16,449,893 / 1,002,486 SHARES)                                    $16.41
                                                                       ========
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2005. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2005 IS $33,614,503.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES
    LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2005.
(D) CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE
    (SEE NOTE 2). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3).
CL -- CLASS
MTN -- MEDIUM TERM NOTE

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 98.4%
--------------------------------------------------------------------------------
     Atascadero, Unified School District,
       Measure B, Capital Projects,
       Ser A, COP, MBIA Insured
       Callable 08/01/06 @ 102
       5.200%, 08/01/08                                     $1,000     $  1,061
     Berryessa, Unified School District,
       GO, MBIA Insured
       5.375%, 03/01/12                                        460          526
     Brentwood, Unified School District,
       Ser B, GO, FGIC Insured
       Callable 08/01/10 @ 101
       4.850%, 08/01/14                                        410          443
     Burlingame, Elementary School District,
       GO, FSA Insured
       5.250%, 07/15/16                                        795          912
     California State, Department of
       Transportation, Federal Highway
       Grant Anticipation Bonds, Ser A,
       RB, FGIC Insured
       5.000%, 02/01/14                                      2,000        2,241
     California State, Department of
       Water Resources, Central Valley
       Project, Water System, Ser J-2, RB
       6.000%, 12/01/06                                      1,400        1,494
     California State, Department of
       Water Resources, Central Valley
       Project, Water System,
       Ser Q, ETM, RB
       6.000%, 12/01/09                                        215          247
     California State, Department of
       Water Resources, Central Valley
       Project, Water System, Ser Q, RB
       6.000%, 12/01/07                                      1,500        1,646
       6.000%, 12/01/09                                        285          327
     California State, Department of
       Water Resources, Central Valley
       Project, Water System, Ser W, RB,
       FSA Insured
       5.500%, 12/01/14                                      1,315        1,537
     California State, Department of
       Water Resources, Central Valley
       Project, Water System, Ser Z, RB,
       FGIC Insured
       5.000%, 12/01/12                                      1,000        1,127

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     California State, Department of Water
       Resources Power Supply, Ser A,
       RB, AMBAC Insured
       Callable 05/01/12 @ 101
       5.500%, 05/01/15                                     $1,225     $  1,391
     California State, Educational Facilities
       Authority, Loyola-Marymount University,
       Ser A, RB, MBIA Insured
       Callable 10/01/11 @ 101
       4.500%, 10/01/12                                      1,560        1,697
     California State, Educational Facilities
       Authority, Stanford University,
       Ser P, RB
       5.250%, 12/01/13                                        800          922
     California State, Educational Facilities
       Authority, Stanford University,
       Ser R, RB
       5.000%, 11/01/11                                        610          690
     California State, GO
       7.000%, 08/01/07                                      1,000        1,105
       6.250%, 04/01/08                                      1,000        1,107
       6.250%, 09/01/08                                        695          776
     California State, GO, AMBAC Insured
       6.500%, 09/01/06                                      1,000        1,066
     California State, GO, FGIC Insured
       4.500%, 09/01/10                                      1,000        1,084
     California State, Public Works Board
       Lease, Department of Corrections,
       State Prison Project, Ser E, RB,
       FSA Insured
       6.000%, 06/01/08                                      1,165        1,295
     California State, Public Works Board
       Lease, Various University of California
       Projects, Ser A, RB, AMBAC Insured
       Callable 12/01/07 @ 102
       5.100%, 12/01/10                                      1,000        1,092
     Central Coast, Water Authority,
       Water Project Regional Facilities,
       Ser A, RB, AMBAC Insured
       Callable 10/01/06 @ 102
       5.000%, 10/01/07                                      2,250        2,392
     Coast Community College, Coastline
       Community College Center Project,
       COP, MBIA Insured
       Callable 02/01/06 @ 102
       5.500%, 02/01/11                                        640          673
       5.200%, 02/01/08                                        500          524

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

54                               1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Conejo Valley, Unified School District, GO
       5.000%, 08/01/09                                     $1,250     $  1,371
     Contra Costa County, Merrithew
       Memorial Hospital Project,
       COP, MBIA Insured
       Callable 11/01/07 @ 102
       5.500%, 11/01/12                                      2,160        2,389
       5.200%, 11/01/09                                      2,000        2,188
     Contra Costa, Transportation Authority,
       Sales Tax, Ser A, ETM, RB
       Callable 03/14/05 @ 100
       6.875%, 03/01/07                                        500          521
     Contra Costa, Transportation Authority,
       Sales Tax, Ser A, RB, FGIC Insured
       6.000%, 03/01/09                                      1,000        1,133
     Contra Costa, Water District Authority,
       Ser K, RB, FSA Insured
       Callable 10/01/11 @ 100
       5.500%, 10/01/13                                        350          399
     Cupertino, Unified School District,
       GO, FSA Insured
       Callable 08/01/11 @ 100
       5.250%, 08/01/13                                        595          668
     East Bay, Municipal Utility District,
       Water System Project, RB, MBIA Insured
       Callable 06/01/11 @ 100
       5.250%, 06/01/13                                        500          560
       5.250%, 06/01/14                                      1,250        1,393
     Eastern Municipal Water District,
       Ser A, COP, FGIC Insured
       Callable 07/01/11 @ 100
       5.375%, 07/01/16                                      2,500        2,825
       5.375%, 07/01/17                                      2,410        2,712
       5.250%, 07/01/12                                        300          337
       5.250%, 07/01/13                                      1,000        1,121
     Escondido, Unified High School District,
       ETM, GO, MBIA Insured
       Callable 11/01/06 @ 102
       5.600%, 11/01/09                                      1,000        1,076
     Escondido, Unified School District,
       Ser A, GO, FGIC Insured
       Callable 09/01/07 @ 102
       5.000%, 09/01/08                                        500          542
     Fallbrook, Unified High School District,
       GO, FGIC Insured
       5.375%, 09/01/12                                        250          287
     Fremont, Unified High School District,
       Ser B, GO
       5.000%, 09/01/10                                        600          666

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Fresno, Joint Powers Financing Authority,
       Fresno City Hall, RB, AMBAC Insured
       Callable 08/01/10 @ 100
       4.600%, 08/01/11                                     $  500     $    541
     Glendale, Unified School District,
       Ser B, GO, FSA Insured
       Callable 09/01/08 @ 101
       4.625%, 09/01/09                                        670          722
     Hollister, Redevelopment Agency,
       Community Development Project,
       TA, AMBAC Insured
       Callable 10/01/07 @ 102
       5.000%, 10/01/08                                        740          802
     Joshua Basin-Hi Desert Financing Authority,
       Water District Project, RB, AMBAC Insured
       4.900%, 05/01/09                                        465          512
       4.800%, 05/01/08                                        445          480
     Kings River, Conservation District,
       Pine Flat Power, Ser F, RB
       4.625%, 01/01/11                                        500          543
     Livermore-Amador Valley, Water
       Management Authority,
       Ser A, RB, AMBAC Insured
       Callable 08/01/11 @ 100
       5.250%, 08/01/14                                        750          836
       5.000%, 08/01/13                                        400          439
     Los Angeles County, Metropolitan
       Transportation Authority, Sales Tax Project,
       A-1st Ser, Ser B, RB, FSA Insured
       5.250%, 07/01/11                                      1,550        1,756
     Los Angeles County, Metropolitan
       Transportation Authority, Sales Tax
       Project, C-2nd Ser, Ser A, RB,
       AMBAC Insured
       5.500%, 07/01/10                                      1,050        1,194
     Los Angeles County, Metropolitan
       Transportation Authority, Sales Tax
       Project, C-2nd Ser, Ser A, RB, FGIC Insured
       5.000%, 07/01/10                                      2,000        2,224
     Los Angeles County, Public Works
       Financing Authority, Regional Park
       & Open Space District, Ser A, RB
       Callable 10/01/07 @ 101
       5.500%, 10/01/08                                      3,445        3,761
     Los Angeles, Department of Water & Power,
       Ser A-A-1, RB, MBIA Insured
       5.250%, 07/01/10                                      1,710        1,923
       5.250%, 07/01/11                                      3,485        3,948

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Los Angeles, Department of Water & Power,
       Ser A-A-1, RB, MBIA Insured
       Callable 07/01/11 @ 100
       5.250%, 07/01/13                                     $2,025     $  2,264
     Los Angeles, Department of Water & Power,
       Ser B, RB, MBIA Insured
       5.000%, 07/01/13                                        430          482
     Los Angeles, Ser A, GO, FGIC Insured
       5.250%, 09/01/09                                        600          668
       5.250%, 09/01/10                                        350          394
     Los Angeles, Ser A, GO, MBIA Insured
       5.250%, 09/01/11                                        250          283
     Los Angeles, Unified School District,
       GO, MBIA Insured
       5.500%, 07/01/12                                        755          871
     Los Angeles, Unified School District,
       Ser A, GO, FGIC Insured
       6.000%, 07/01/07                                      1,300        1,413
       6.000%, 07/01/10                                        850          985
       6.000%, 07/01/11                                      1,385        1,625
     Los Angeles, Unified School District,
       Ser D, GO, FGIC Insured
       Prerefunded @ 100 (A)
       5.500%, 07/01/10                                      2,000        2,270
     Los Angeles, Unified School District,
       Ser E, GO, MBIA Insured
       Prerefunded @ 100  (A)
       5.500%, 07/01/12                                      1,390        1,610
     Los Angeles, Waste Water Systems,
       Ser B, RB, FGIC Insured
       5.250%, 06/01/07                                      1,000        1,068
     Los Angeles, Waste Water Systems,
       Ser C, RB, MBIA Insured
       5.375%, 06/01/12                                      1,145        1,314
     Los Gatos-Saratoga, Joint Unified High
       School, Ser B, GO
       Callable 12/01/10 @ 101
       4.750%, 12/01/13                                        365          395
       4.600%, 12/01/12                                        875          949
     M-S-R Public Power Authority,
       San Juan Project, Ser I, RB, MBIA Insured
       Callable 07/01/11 @ 100
       5.000%, 07/01/14                                      2,440        2,666
     Menlo Park, Community Development
       Agency, Las Pulgas Community
       Development Project, TA, AMBAC Insured
       Callable 06/01/10 @ 102
       4.650%, 06/01/11                                        520          570

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Merced County, Construction & Equipment
       Project, CSAC Lease, ETM, COP, FSA Insured
       Callable 03/14/05 @ 100
       6.000%, 10/01/05                                     $  640     $    644
     Metropolitan, Water District of
       Southern California, Ser A, ETM, RB
       5.250%, 07/01/11                                        380          431
     Metropolitan, Water District of
       Southern California, Ser A, RB
       5.250%, 07/01/11                                      1,045        1,182
     Metropolitan, Water District of
       Southern California, Ser A, RB
       Callable 07/01/11 @ 101
       5.375%, 07/01/12                                      2,185        2,495
     Metropolitan, Water District of
       Southern California, Ser B,
       RB, MBIA Insured
       Callable 07/01/06 @ 102
       5.250%, 07/01/07                                      1,080        1,147
     Metropolitan, Water District of
       Southern California, Ser C, RB
       Callable 01/01/07 @ 102
       6.000%, 07/01/07                                      1,900        2,065
     Metropolitan, Water District of
       Southern California, Waterworks Project,
       Ser B, GO
       4.000%, 03/01/11                                      1,000        1,063
     Mountain View, Los Altos High School
       District, Ser B, GO
       Prerefunded @ 102 (A)
       5.650%, 05/01/07                                        585          640
     Mountain View, Shoreline Regional Park
       Community, Ser A, TA, MBIA Insured
       Callable 08/01/06 @ 102
       5.600%, 08/01/10                                        500          535
       5.400%, 08/01/08                                        700          744
     Norwalk, La Mirada Unified School District,
       Ser A, GO, FGIC Insured
       Callable 08/01/13 @ 100
       5.000%, 08/01/16                                      1,800        1,984
     Oak Park, Unified School District,
       GO, MBIA Insured
       5.250%, 05/01/08                                      1,250        1,363
     Orange County, Local Transportation
       Authority, Measure M, First Senior, RB
       6.000%, 02/15/07                                      2,040        2,192
     Orange County, Local Transportation
       Authority, Measure M, Second Senior,
       RB, FGIC Insured
       6.000%, 02/15/07                                      2,345        2,519

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

56                               1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Orange County, Local Transportation
       Authority, Measure M, Second Senior,
       Ser A, RB, MBIA Insured
       5.500%, 02/15/08                                     $3,300     $  3,604
       5.500%, 02/15/10                                      1,200        1,357
       5.500%, 02/15/11                                        250          286
     Orange County, Water District,
       Ser A, COP, MBIA Insured
       Callable 08/15/07 @ 101
       4.875%, 08/15/10                                      2,000        2,124
     Port Oakland, Ser M, RB, FGIC Insured
       Callable 11/01/12 @ 100
       5.250%, 11/01/13                                      1,000        1,132
     Redwood City, Elementary School District,
       GO, FGIC Insured
       5.500%, 08/01/10                                      1,140        1,298
       5.500%, 08/01/14                                        900        1,048
     Riverside County, Transportation
       Commission, Sales Tax Revenue,
       Ser A, RB, AMBAC Insured
       5.750%, 06/01/09                                        740          838
     Sacramento, Municipal Utility District,
       Electric, Ser C, ETM, RB, FGIC Insured
       Callable 03/14/05 @ 100
       5.750%, 11/15/08                                        570          573
     Sacramento, Municipal Utility District,
       Ser O, RB, MBIA Insured
       5.250%, 08/15/10                                        500          563
     Sacramento, Municipal Utility District,
       Ser P, RB, FSA Insured
       Callable 08/15/11 @ 100
       5.250%, 08/15/13                                      1,585        1,780
     Sacramento, Municipal Utility District,
       Ser R, RB, MBIA Insured
       Callable 08/15/13 @ 100
       5.000%, 08/15/16                                      1,000        1,103
     San Bernardino County, Transportation
       Authority, Ser A, ETM, RB, FGIC Insured
       Callable 03/14/05 @ 100
       6.000%, 03/01/06                                        685          693
     San Bernardino County, Transportation
       Authority, Ser A, RB, FSA Insured
       5.250%, 03/01/07                                      2,000        2,122
     San Bernardino County, Transportation
       Authority, Ser A, RB, FSA Insured
       Callable 03/01/08 @ 101
       5.000%, 03/01/09                                      1,000        1,083
       4.500%, 02/01/09                                      1,025        1,102

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     San Bernardino County, Transportation
       Authority, Ser A, RB, MBIA Insured
       6.250%, 03/01/10                                     $2,000     $  2,329
     San Bernardino, Municipal Water Department,
       Sewer Authority, COP, FGIC Insured
       Callable 02/01/09 @ 101
       5.000%, 02/01/11                                      1,130        1,237
     San Diego County, Regional Transportation
       Commission, Second Senior,
       Ser A, RB, AMBAC Insured
       Callable 04/01/06 @ 102
       5.000%, 04/01/08                                      1,995        2,096
     San Diego, Public Facilities Financing
       Authority, RB, FGIC Insured
       6.000%, 05/15/06                                      2,800        2,935
       6.000%, 05/15/07                                      2,000        2,165
     San Diego, Public Facilities Financing
       Authority, RB, MBIA Insured
       Callable 08/01/12 @ 100
       5.000%, 08/01/14                                      1,100        1,217
     San Diego, Water Utility System, RB,
       FGIC Insured
       4.400%, 08/01/08                                      1,100        1,174
     San Diego-Metropolitan Transit
       Development Board Authority, Lease, RB
       Callable 03/14/05 @ 102
       5.500%, 09/01/07                                        450          460
     San Francisco City & County, Airport
       Commission, International Airport,
       Second Senior, Issue 20, RB, MBIA Insured
       Callable 05/01/08 @ 101
       4.250%, 05/01/09                                      1,000        1,060
     San Francisco City & County, Public
       Utilities Commission, Water Revenue,
       Ser A, RB, FSA Insured
       5.000%, 11/01/10                                      1,000        1,115
       5.000%, 11/01/11                                      1,500        1,681
     San Francisco City & County, Public
       Utilities Commission, Water Revenue,
       Ser B, RB, MBIA Insured
       Callable 11/01/12 @ 100
       5.000%, 11/01/15                                      1,250        1,375
     San Francisco, Bay Area Rapid Transit
       District, RB, AMBAC Insured
       Callable 07/01/11 @ 100
       5.250%, 07/01/14                                      1,150        1,284

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     San Joaquin County, Capital Facilities
       Project, COP, MBIA Insured
       4.800%, 11/15/07                                     $1,000     $  1,068
     San Jose, Financing Authority,
       Convention Center Project, Ser F, RB,
       MBIA Insured
       4.250%, 09/01/11                                      1,765        1,895
     San Jose, Libraries & Parks Project, GO
       4.750%, 09/01/09                                      1,000        1,092
     San Jose, Redevelopment Agency, Merged
       Area Redevelopment Project, ETM, TA,
       MBIA Insured
       6.000%, 08/01/08                                        690          772
       6.000%, 08/01/09                                        500          572
       6.000%, 08/01/10                                        330          384
     San Jose, Redevelopment Agency,
       Merged Area Redevelopment
       Project, TA, AMBAC Insured
       Callable 08/01/08 @ 102
       5.000%, 08/01/09                                      1,500        1,647
     San Jose, Redevelopment Agency,
       Merged Area Redevelopment
       Project, TA, MBIA Insured
       6.000%, 08/01/07                                      1,800        1,957
       6.000%, 08/01/08                                      1,410        1,575
       6.000%, 08/01/09                                      1,000        1,141
       6.000%, 08/01/10                                        670          776
     San Jose, Unified School District,
       Ser B, GO, MBIA Insured
       Callable 08/01/08 @ 102
       4.000%, 08/01/09                                        800          847
     San Juan, Unified School District,
       GO, FSA Insured
       5.250%, 08/01/08                                        500          548
       5.250%, 08/01/10                                      1,150        1,295
     San Luis, Obispo County Financing
       Authority, Lopez Dam Improvement,
       Ser A, RB, MBIA Insured
       Callable 08/01/10 @ 100
       4.600%, 08/01/11                                        470          509
     San Mateo County, Transit District,
       Ser A, RB, MBIA Insured
       5.250%, 06/01/16                                      2,000        2,291
     San Mateo, Unified High School District,
       Ser A, GO, FGIC Insured
       Prerefunded @ 100 (A)
       5.375%, 09/01/11                                      2,195        2,513

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     San Ramon Valley California, Uni School
       District, GO FSA Insured,
       Callable 08/01/14 @ 100
       5.250%, 08/01/18                                     $1,000     $  1,126
     Santa Ana, Community Redevelopment
       Agency, Mainplace Project,
       Ser E, ETM, RB
       6.400%, 12/15/10                                        465          526
     Santa Maria, JT. Unified High School District,
       Ser A, GO, FSA Insured
       5.500%, 08/01/15                                        510          596
     Solano County, Community College,
       Ser A, GO, MBIA Insured
       Callable 08/01/13 @ 100
       5.000%, 08/01/15                                      1,865        2,068
     South Orange County, Public Financing
       Authority, Foothill Area,
       Ser C, RB, FGIC Insured
       7.500%, 08/15/07                                      1,000        1,124
     South Placer, Waste Water Authority,
       Ser A, RB, FGIC Insured
       4.500%, 11/01/10                                      1,000        1,089
     Southern California, Public Power Authority,
       Ser A, RB, FSA Insured
       5.375%, 01/01/09                                      1,610        1,781
     Turlock, Irrigation District, Ser A, RB,
       MBIA Insured
       6.000%, 01/01/07                                      1,000        1,070
       6.000%, 01/01/08                                      1,425        1,567
       6.000%, 01/01/11                                        500          580
     Upland, Community Redevelopment Agency,
       Merged Project, Ser A, TA, AMBAC Insured
       Callable 09/01/08 @ 102
       4.200%, 09/01/09                                        860          919
     West Basin, Municipal Water District,
       1992 Project, Ser A, COP, AMBAC Insured
       Callable 08/01/07 @ 101
       5.000%, 08/01/08                                        425          455
     West Hollywood, COP, MBIA Insured
       Callable 02/01/08 @ 102
       4.550%, 02/01/09                                        665          715
     Wiseburn, School District,
       Ser A, GO, FGIC Insured
       Callable 08/01/10 @ 100
       4.900%, 08/01/15                                        500          535
       4.500%, 08/01/11                                        330          356
                                                                       --------
     TOTAL MUNICIPAL BONDS
       (Cost $172,324)                                                  182,298
                                                                       --------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

58                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANY - 0.7%
--------------------------------------------------------------------------------
     BlackRock Provident California Tax Free
       Money Market                                      1,263,235     $  1,263
                                                                       --------
     TOTAL REGULATED INVESTMENT COMPANY
       (Cost $1,263)                                                      1,263
                                                                       --------
   TOTAL INVESTMENTS - 99.1%
     (Cost $173,587)                                                    183,561
                                                                       --------
   OTHER ASSETS AND LIABILITIES, NET - 0.9%                               1,579
                                                                       --------
   NET ASSETS - 100.0%                                                 $185,140
                                                                       ========
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of
       (unlimited authorized - no par value)                           $174,646
     Undistributed net investment income                                    165
     Accumulated net realized gain on investments                           355
     Net unrealized appreciation on investments                           9,974
                                                                       --------
   NET ASSETS                                                          $185,140
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($117,381,341 / 11,369,522 SHARES)                                  $10.32
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (B)
     ($60,187,964 / 5,852,971 SHARES)                                    $10.28
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($10.28 / 97.75%)                                    $10.52
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (B)
     ($6,908,594 / 672,098 SHARES)                                       $10.28
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (B)
     ($662,191 / 64,510 SHARES)                                          $10.26
                                                                       ========

(A) PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(B) CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE
    NOTE 2). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES
    (SEE NOTE 3).
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATES OF PARTICIPATION
CSAC -- CALIFORNIA STATE ASSOCIATION OF COUNTIES
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           59

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 98.3%
--------------------------------------------------------------------------------
   ARIZONA - 6.9%
     Arizona State, Transportation Board
       & Highway Revenue, Ser A, RB
       Callable 07/01/12 @ 102
       5.250%, 07/01/17                                     $1,000     $  1,125
     Mesa, Street & Highway Authority, RB,
       FSA Insured
       6.500%, 07/01/10                                        750          859
     Phoenix, GO, Prerefunded @ 101 (A)
       5.000%, 07/01/09                                      2,370        2,612
     Phoenix, Ser A, GO
       6.250%, 07/01/17                                      1,000        1,254
     Tempe, Unified High School District,
       Ser B, GO, FGIC Insured
       5.125%, 07/01/07                                      1,000        1,061
                                                                       --------
                                                                          6,911
                                                                       --------
   CALIFORNIA - 14.1%
     California State, Department of
       Transportation, Federal Highway
       Grant Anticipation Bond Note,
       Ser A, RB, FGIC Insured
       5.000%, 02/01/14                                      1,000        1,121
     California State, Department of Water
       Resources, Central Valley Project,
       Water System, Ser Z, RB, FGIC Insured
       5.000%, 12/01/12                                        500          563
     California State, Department of Water
       Resources, Ser X, RB, FGIC Insured
       5.500%, 12/01/15                                        600          704
     California State, Educational Facilities
       Authority, Loyola-Marymount University,
       RB, MBIA Insured
       Callable 10/01/11 @ 101
       4.500%, 10/01/12                                      1,000        1,088
     California State, GO, AMBAC Insured
       5.500%, 10/01/09                                      2,000        2,248
     California State, GO, FGIC Insured
       5.750%, 02/01/11                                      1,100        1,268
     Contra Costa, Water District, Ser E, RB,
       AMBAC Insured
       6.250%, 10/01/12                                      1,000        1,137
     East Bay, Municipal Utility District, Water
       System Project, RB, MBIA Insured
       Callable 06/01/11 @ 100
       5.250%, 06/01/13                                        800          896

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
     Eastern Municipal Water District,
       Ser A, COP, FGIC Insured
       Callable 07/01/11 @ 100
       5.375%, 07/01/16                                     $  620     $    701
     Elsinore Valley, Municipal Water District,
       COP, FGIC Insured
       5.375%, 07/01/18                                        500          580
     Los Angeles, Ser A, GO, MBIA Insured
       5.250%, 09/01/12                                        375          427
     San Jose, Redevelopment Agency, ETM,
       TA, MBIA Insured
       6.000%, 08/01/15                                        330          405
     San Jose, Redeveopment Agency, TA,
       MBIA Insured
       6.000%, 08/01/15                                        670          809
     San Ramon Valley, Uni School District,
       GO, FSA Insured
       Callable  08/01/14 @ 100
       5.250%, 08/01/18                                      1,670        1,881
     Southern California Public Power
       Authority, Hydroelectric Power,
       Ser A, RB, FSA Insured
       Callable 10/01/11 @ 100
       5.250%, 10/01/12                                        245          276
                                                                       --------
                                                                         14,104
                                                                       --------
   COLORADO - 1.4%
     Denver City & County, Ser A, GO
       5.250%, 08/01/06                                      1,000        1,043
     Regional Transportation District, Sales Tax,
       Ser B, RB, AMBAC Insured
       5.250%, 11/01/12                                        350          395
                                                                       --------
                                                                          1,438
                                                                       --------
   DELAWARE - 1.4%
     Delaware River & Bay Authority,
       RB, FGIC Insured
       Callable 01/01/06 @ 102
       5.000%, 01/01/07                                      1,340        1,399
                                                                       --------
   FLORIDA - 2.0%
     Florida State, Board of Education, Public
       Education Capital Outlay, Ser A, GO
       5.000%, 06/01/08                                      1,300        1,399
     Jacksonville, Local Government, Sales Tax
       Revenue, RB, FGIC Insured
       5.500%, 10/01/13                                        500          577
                                                                       --------
                                                                          1,976
                                                                       --------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

60                              1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)  Value  (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   GEORGIA - 3.9%
     Atlanta, Water & Wastewater Revenue,
       Ser A, RB, FGIC Insured
       5.500%, 11/01/13                                     $1,000     $  1,157
     Georgia State, Ser E, GO
       5.250%, 02/01/09                                      2,525        2,766
                                                                       --------
                                                                          3,923
                                                                       --------
   HAWAII - 5.9%
     Hawaii County, Ser A, GO, FGIC Insured
       Callable 07/15/11 @ 100
       5.500%, 07/15/13                                        635          717
     Hawaii State, Ser CS, GO, MBIA Insured
       5.000%, 04/01/08                                      1,000        1,071
     Honolulu City & County, Ser A, GO,
       FSA Insured
       Prerefunded @ 100 (A)
       5.375%, 09/01/11                                      1,000        1,135
     Honolulu City & County, Ser C, GO,
       FGIC Insured
       5.500%, 11/01/05                                      1,000        1,025
     Kauai County, Ser A, GO, MBIA Insured
       Callable 08/01/11 @ 100
       5.625%, 08/01/13                                        500          571
     Maui County, Ser A, GO, FGIC Insured
       5.250%, 03/01/07                                      1,285        1,357
                                                                       --------
                                                                          5,876
                                                                       --------
   ILLINOIS - 10.4%
     Chicago, Equipment Notes, GO,
       FGIC Insured
       5.000%, 01/01/06                                      1,200        1,230
     Chicago, O'Hare International Airport,
       2nd Lien, Ser C, RB, MBIA Insured
       5.000%, 01/01/08                                      1,000        1,066
       5.000%, 01/01/10                                      1,000        1,086
     Cook County, Ser A, GO, FGIC Insured
       Callable 11/15/08 @ 101
       4.500%, 11/15/09                                      1,000        1,065
     Du Page & Will Counties, Community
       School District, Ser B, GO, FGIC Insured
       5.000%, 12/30/07                                      2,700        2,886
     Metropolitan Pier & Exposition Authority,
       McCormick Place Expansion Project,
       Ser A, RB, AMBAC Insured
       6.000%, 12/15/05                                      3,000        3,099
                                                                       --------
                                                                         10,432
                                                                       --------

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   MASSACHUSETTS - 2.1%
     Massachusetts State, Consolidated Loan,
       Ser A, GO, AMBAC Insured,
       Prerefunded @ 101 (A)
       5.000%, 03/01/07                                     $1,000     $  1,063
     Massachusetts State, Consolidated Loan,
       Ser C, GO
       5.250%, 08/01/08                                      1,000        1,084
                                                                       --------
                                                                          2,147
                                                                       --------
   MICHIGAN - 2.1%
     Huron Valley, School District, GO,
       FGIC Insured
       4.350%, 05/01/08                                      1,000        1,054
     Michigan State, GO
       Callable 12/01/05 @ 102
       5.125%, 12/01/06                                      1,000        1,041
                                                                       --------
                                                                          2,095
                                                                       --------
   MINNESOTA - 1.0%
     Minneapolis, Ser B, GO
       Callable 09/01/05 @ 100
       5.050%, 09/01/06                                      1,000        1,016
                                                                       --------
   MISSOURI - 0.8%
     Kansas City, Streetlight Project, Ser B, GO
       Callable 02/01/07 @ 101
       6.000%, 02/01/08                                        750          807
                                                                       --------
   NEBRASKA - 1.0%
     Omaha Public Power District,
       Electric Revenue, Ser D, RB
       5.000%, 02/01/07                                      1,000        1,049
                                                                       --------
   NEVADA - 1.5%
     Clark County, School District,
       Ser A, GO, FSA Insured
       Callable 12/15/12 @ 103
       5.500%, 06/15/16                                        500          580
     Las Vegas, Water District Revenue,
       Ser B, GO, MBIA Insured
       Callable 12/01/12 @ 100
       5.250%, 06/01/14                                        300          337
     Nevada State, Capital Improvements,
       Ser A, GO, MBIA Insured
       Callable 05/01/12 @ 100
       5.000%, 11/01/16                                        500          541
                                                                       --------
                                                                          1,458
                                                                       --------


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   NEW JERSEY - 1.1%
     New Jersey State, GO
       5.250%, 03/01/08                                     $1,000     $  1,076
                                                                       --------
   NEW YORK - 1.1%
     New York State Thruway Authority, Highway
       & Board, Ser B, RB, FGIC Insured
       5.000%, 04/01/08                                      1,000        1,074
                                                                       --------
   OREGON - 8.7%
     Chemeketa, Community College
       District, ETM, GO, FGIC Insured
       5.500%, 06/01/12                                      1,060        1,219
     Jackson County, Juvenile Services Center,
       GO, FSA Insured
       5.000%, 06/01/10                                      1,000        1,101
     McMinnville, School District No. 40,
       GO, FSA Insured
       5.000%, 06/15/11                                      1,620        1,800
     Portland, Sewer Systems,
       Ser A, RB, FGIC Insured
       Callable 06/01/07 @ 100
       5.000%, 06/01/08                                      3,300        3,488
     Washington, Multnomah & Yamill Counties,
       School District Authority, GO, MBIA Insured
       5.000%, 06/01/11                                      1,000        1,110
                                                                       --------
                                                                          8,718
                                                                       --------
   PENNSYLVANIA - 2.5%
     Pennsylvania State, First Ser, GO,
       MBIA Insured
       5.000%, 06/01/09                                      1,100        1,200
     Pennsylvania State, Second Ser, GO
       5.250%, 10/01/09                                      1,155        1,275
                                                                       --------
                                                                          2,475
                                                                       --------
   TENNESSEE - 1.1%
     Johnson City, Water & Sewer System, GO,
       FGIC Insured
       5.250%, 06/01/08                                      1,000        1,080
                                                                       --------
   TEXAS - 5.4%
     Houston, Water & Sewer System Revenue,
       Ser A, RB, FSA Insured
       Prerefunded @ 100 (A)
       5.250%, 12/01/11                                        680          768
     Texas State, University Systems, Revenue
       Financing System, RB, FSA Insured
       Callable 03/15/10 @ 100
       4.800%, 03/15/11                                      1,170        1,254

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   TEXAS - (CONTINUED)
     University of Texas, Revenue Financing
       System, Ser B, RB
       5.250%, 08/15/06                                     $2,000     $  2,085
     University of Texas, Revenue Financing
       System, Ser B, RB
       Prerefunded @ 102 (A)
       4.800%, 08/15/06                                      1,200        1,269
                                                                       --------
                                                                          5,376
                                                                       --------
   VIRGINIA - 1.0%
     Virginia State, Northern Virginia
       Transportation Board, Ser A, RB
       Callable 05/15/06 @ 101
       5.000%, 05/15/08                                      1,000        1,043
                                                                       --------
   WASHINGTON - 19.5%
     King & Snohomish Counties, School District
       Authority, GO, FGIC Insured
       Callable 12/01/07 @ 100
       5.250%, 12/01/08                                      1,110        1,188
       5.250%, 12/01/09                                      1,125        1,201
     King & Snohomish Counties, School District
       Authority, GO, FGIC Insured
       Prerefunded @ 100 (A)
       5.250%, 12/01/07                                      1,610        1,732
     King County, Lease Revenue Authority,
       King Street Center Project,
       RB, MBIA Insured
       Callable 06/01/07 @ 101
       5.000%, 06/01/08                                      1,000        1,064
       5.000%, 06/01/09                                      1,000        1,065
     King County, School District No. 408,
       GO, AMBAC Insured
       6.000%, 12/01/08                                      1,000        1,115
     King County, School District No. 410,
       GO, FGIC Insured
       5.500%, 12/01/10                                      1,285        1,379
     King County, School District No. 415,
       GO, MBIA Insured
       4.650%, 12/01/06                                      1,000        1,040
     Port of Seattle, Ser A, RB, FGIC Insured
       6.000%, 10/01/06                                      1,000        1,058
     Seattle, Limited Tax, Ser B, GO
       5.500%, 03/01/11                                      2,000        2,246


        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

62                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                       Par (000)/Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WASHINGTON - (CONTINUED)
     Seattle, Municipal Light & Power Revenue
       Authority, Ser B, RB, MBIA Insured
       Callable 06/01/08 @ 101
       4.750%, 06/01/09                                     $1,000     $  1,068
     Skagit County, School District No. 103,
       GO, FGIC Insured
       6.250%, 12/01/06                                      1,000        1,068
       6.250%, 12/01/07                                      1,000        1,098
     Snohomish County, School District No. 6,
       GO, FGIC Insured
       5.550%, 12/01/07                                      1,000        1,081
     Washington State, Ser A, GO
       Callable 07/01/06 @ 100
       5.750%, 07/01/15                                      2,000        2,085
                                                                       --------
                                                                         19,488
                                                                       --------
   WISCONSIN - 3.4%
     Milwaukee, Metropolitan Sewage District,
       Ser A, GO
       5.500%, 10/01/08                                      2,000        2,188
     Wisconsin State, Ser 2, GO
       5.125%, 11/01/08                                      1,125        1,220
                                                                       --------
                                                                          3,408
                                                                       --------
     TOTAL MUNICIPAL BONDS
       (Cost $93,204)                                                    98,369
                                                                       --------

--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANY - 0.9%
--------------------------------------------------------------------------------
     BlackRock Provident California
       Tax Free Money Market                               856,825          857
                                                                       --------
     TOTAL REGULATED INVESTMENT COMPANY
       (Cost $857)                                                          857
                                                                       --------
   TOTAL INVESTMENTS - 99.2%
     (Cost $94,061)                                                      99,226
                                                                       --------
   OTHER ASSETS AND LIABILITIES, NET - 0.8%                                 815
                                                                       --------
   NET ASSETS - 100.0%                                                 $100,041
                                                                       ========

--------------------------------------------------------------------------------
                                                                     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized - no par value)                           $ 94,651
     Undistributed net investment income                                    159
     Accumulated net realized gain on investments                            66
     Net unrealized appreciation on investments                           5,165
                                                                       --------
   NET ASSETS                                                          $100,041
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
      PRICE PER SHARE - FIDUCIARY SHARES
      ($95,446,801 / 8,340,451 SHARES)                                   $11.44
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
      PRICE PER SHARE - CLASS A SHARES (B)
      ($4,594,549 / 401,716 SHARES)                                      $11.44
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
      CLASS A SHARES ($11.44 / 97.75%)                                   $11.70
                                                                       ========
   NET ASSET VALUE AND OFFERING
      PRICE PER SHARE - CLASS C SHARES (B)
      ($122 / 11 SHARES)                                                 $11.63
                                                                       ========

(A) PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(B) CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE
    NOTE 2). CLASS C HAS A CONTINGENT DEFERRED SALES CHARGE (SEE NOTE 3). AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATES OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION




The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           63

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 47.7%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 8.8%
     Continental Cablevision
       9.500%, 08/01/13                                    $ 4,500     $  4,843
     Hertz
       6.625%, 05/15/08                                      8,200        8,507
     News America Holdings
       7.750%, 02/01/24                                      1,000        1,211
     Staples
       7.125%, 08/15/07                                      4,000        4,280
     TCI Communications
       6.875%, 02/15/06                                      5,000        5,169
     Time Warner
       7.480%, 01/15/08                                      7,100        7,748
     Time Warner Entertainment (A)
       8.375%, 03/15/23                                      5,000        6,379
     Walt Disney, MTN
       5.620%, 12/01/08                                      6,500        6,598
                                                                       --------
                                                                         44,735
                                                                       --------
   CONSUMER STAPLES - 0.5%
     Safeway
       7.500%, 09/15/09                                      2,468        2,767
                                                                       --------
   ENERGY - 2.5%
     ConocoPhillips
       7.125%, 03/15/28                                      3,000        3,300
     El Paso CGP
       9.625%, 05/15/12                                      2,000        2,217
     Pemex Project
       9.125%, 10/13/10                                      5,000        5,963
     Union Oil of California
       9.125%, 02/15/06                                      1,000        1,055
                                                                       --------
                                                                         12,535
                                                                       --------
   FINANCIALS - 15.7%
     Associates Corporation
       6.950%, 11/01/18                                      4,000        4,690
     Bank of America
       5.250%, 02/01/07                                      5,600        5,771
     Bank One
       6.000%, 08/01/08                                        500          532
     Bear Stearns, MTN (B) (C)
       2.600%, 01/12/06                                      5,000        5,005
     Citicorp
       6.750%, 08/15/05                                      4,075        4,156
     First Tennessee Bank, MTN (B) (C)
       2.330%, 06/07/05                                      2,500        2,499

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
     FleetBoston Financial
       7.125%, 04/15/06                                    $   500     $    522
     GE Global Insurance
       7.750%, 06/15/30                                      5,000        6,087
     HSBC Americas
       3.875%, 09/15/09                                      4,200        4,153
     John Hancock Financial Services
       5.625%, 12/01/08                                      5,000        5,279
     Lehman Brothers, MTN (B) (C)
       2.590%, 05/16/05                                      2,500        2,500
     Mellon Bank
       7.000%, 03/15/06                                      4,945        5,130
     Morgan Stanley
       6.750%, 04/15/11                                      5,500        6,176
     Morgan Stanley (B) (C)
       2.580%, 02/18/05                                      5,000        5,000
       2.580%, 08/19/05                                      5,000        5,000
     Popular
       6.750%, 12/15/05                                      2,000        2,048
     U.S. Bancorp
       6.875%, 09/15/07                                      7,500        8,063
     Wells Fargo, MTN, Ser J
       6.550%, 12/01/06                                      5,600        5,908
     Wells Fargo Capital I
       7.960%, 12/15/26                                      1,000        1,108
                                                                       --------
                                                                         79,627
                                                                       --------
   FOREIGN GOVERNMENTS - 0.6%
     Hydro Quebec, Ser IO
       8.050%, 07/07/24                                      1,125        1,564
     Province of Saskatchewan
       9.375%, 12/15/20                                      1,000        1,492
                                                                       --------
                                                                          3,056
                                                                       --------
   HEALTH CARE - 1.1%
     HCA
       7.875%, 02/01/11                                      5,000        5,494
                                                                       --------
   INDUSTRIALS - 7.0%
     AMR
       10.000%, 04/15/21                                     1,500          937
     Continental Airlines, Ser 98-1B
       6.748%, 03/15/17                                      2,834        2,280
     General Electric
       5.000%, 02/01/13                                      5,000        5,153
     General Motors, Ser 91-A2
       8.950%, 07/02/09                                      1,407        1,512
     McDonnell Douglas
       6.875%, 11/01/06                                      4,125        4,341

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

64                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIALS - (CONTINED)
     Raytheon
       6.150%, 11/01/08                                    $ 2,668     $  2,855
     Tyco International (D)
       7.200%, 10/15/08                                      9,000       10,170
     Waste Management
       7.000%, 10/15/06                                      7,800        8,221
                                                                       --------
                                                                         35,469
                                                                       --------
   INFORMATION TECHNOLOGY - 1.2%
     International Business Machines
       6.500%, 01/15/28                                      5,000        5,819
                                                                       --------
   MATERIALS - 0.3%
     Potash
       7.125%, 06/15/07                                      1,500        1,609
                                                                       --------
   REAL ESTATE INVESTMENT TRUST - 2.3%
     Boston Properties
       5.000%, 06/01/15                                      5,500        5,445
     EOP Operating
       6.800%, 01/15/09                                      5,500        5,988
                                                                       --------
                                                                         11,433
                                                                       --------
   TELECOMMUNICATION - 2.1%
     New England Telephone & Telegraph
       7.875%, 11/15/29                                      5,625        6,960
     Verizon of Maryland
       8.000%, 10/15/29                                      2,980        3,732
                                                                       --------
                                                                         10,692
                                                                       --------
   UTILITIES - 5.6%
     Arkansas Electric Cooperative
       7.330%, 06/30/08                                      2,840        3,028
     Baltimore Gas & Electric, MTN, Ser G
       5.780%, 10/01/08                                      4,000        4,215
     Consolidated Edison of New York, Ser G
       7.000%, 03/01/29                                      1,250        1,355
     FPL Group Capital
       7.625%, 09/15/06                                      5,000        5,306
     Kinder Morgan (A)
       7.250%, 03/01/28                                      5,600        6,538
     Oklahoma Gas & Electric
       6.650%, 07/15/27                                      2,500        2,894
     Virginia Electric & Power, Ser A
       4.750%, 03/01/13                                      5,000        5,032
                                                                       --------
                                                                         28,368
                                                                       --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $228,288)                                                  241,604
                                                                       --------

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 31.2%
--------------------------------------------------------------------------------
     FHLMC
       6.500%, 11/01/09                                    $ 2,176     $  2,276
       6.000%, 10/01/09                                      2,817        2,924
       6.000%, 06/01/13                                      2,870        3,005
       6.000%, 09/01/13                                      2,487        2,603
       6.000%, 09/01/17                                      6,405        6,696
       6.000%, 11/01/17                                      1,735        1,814
       5.500%, 03/01/17                                      1,545        1,594
       4.000%, 04/01/18                                      6,699        6,568
       4.000%, 06/01/19                                     14,305       14,010
     FHLMC CMO REMIC, Ser 1531, Cl H
       6.000%, 04/15/08                                      1,729        1,747
     FHLMC CMO REMIC, Ser 1666, Cl J
       6.250%, 01/15/24                                      2,000        2,112
     FHLMC CMO REMIC, Ser 2663, Cl QK
       3.500%, 04/15/17                                      9,392        9,383
     FNMA
       8.500%, 05/01/25                                         56           61
       8.000%, 08/01/24                                          8            9
       8.000%, 09/01/24                                          1            1
       8.000%, 07/01/26                                         71           77
       8.000%, 06/01/30                                         60           65
       7.500%, 12/01/26                                        467          502
       7.000%, 02/01/09                                      1,108        1,150
       7.000%, 12/01/10                                      2,450        2,566
       7.000%, 05/01/30                                        236          250
       6.500%, 12/01/07                                        177          183
       6.500%, 04/01/14                                      1,581        1,672
       6.500%, 03/01/24                                        146          153
       6.500%, 01/01/26                                        168          176
       6.500%, 05/01/26                                         74           77
       6.500%, 01/01/28                                         58           61
       6.500%, 03/01/28                                         74           77
       6.500%, 04/01/28                                        395          414
       6.500%, 01/01/29                                      1,642        1,721
       6.500%, 06/01/29                                      1,913        2,004
       6.500%, 07/01/29                                        948          994
       6.500%, 08/01/29                                        453          474
       6.500%, 05/01/30                                      1,301        1,362
       6.000%, 05/01/09                                         90           94
       6.000%, 09/01/10                                        205          213
       6.000%, 05/01/11                                        180          188
       6.000%, 01/01/12                                        133          140
       6.000%, 03/01/13                                        347          364
       6.000%, 08/01/14                                      7,434        7,793
       6.000%, 10/01/16                                      2,107        2,206
       6.000%, 11/01/17                                      4,932        5,164
       6.000%, 12/01/27                                        156          162

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           65

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
     FNMA -- (continued)
       6.000%, 07/01/28                                    $   789     $    815
       6.000%, 08/01/28                                        187          194
       6.000%, 10/01/28                                        606          626
       6.000%, 12/01/28                                      4,369        4,515
       5.500%, 01/01/17                                      1,024        1,057
       5.500%, 02/01/17                                        713          737
       5.500%, 12/01/17                                      5,200        5,370
       5.000%, 01/01/09                                      2,101        2,139
       5.000%, 11/01/17                                      6,318        6,427
       5.000%, 02/01/18                                      6,758        6,872
       4.500%, 04/01/18                                     34,161       34,192
     FNMA (A)
       5.000%, 01/15/07                                      1,500        1,543
     FNMA CMO REMIC, Ser 1993-140, Cl H
       6.500%, 03/25/13                                        478          484
     FNMA CMO REMIC, Ser 1996-54, Cl C
       6.000%, 09/25/08                                        829          831
     GNMA
       8.000%, 04/15/17                                         44           48
       8.000%, 05/15/17                                         21           23
       8.000%, 11/15/26                                        666          725
       8.000%, 12/15/26                                        182          198
       7.500%, 05/15/23                                        214          231
       7.500%, 01/15/24                                        189          204
       7.500%, 02/15/24                                        123          133
       7.500%, 09/15/25                                         46           49
       7.500%, 02/15/27                                         37           40
       7.500%, 06/15/27                                         59           63
       7.500%, 07/15/27                                         61           66
       7.500%, 08/15/27                                        115          126
       7.000%, 01/15/24                                         66           71
       7.000%, 04/15/24                                         88           94
       6.500%, 06/15/23                                        226          239
       6.500%, 12/15/23                                        180          191
       6.500%, 01/15/24                                         45           48
       6.500%, 02/15/24                                        151          160
       6.500%, 10/15/25                                         66           69
       6.500%, 04/15/26                                        176          186
       6.500%, 01/15/29                                        498          524
       6.500%, 05/15/29                                      1,792        1,889
       6.500%, 06/15/29                                        142          150
       6.500%, 11/15/29                                         22           23
       6.000%, 07/15/28                                        308          320
       6.000%, 08/15/28                                        233          243
       6.000%, 09/15/28                                        891          929
                                                                       --------
     TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
       BACKED OBLIGATIONS
       (Cost $155,915)                                                  157,949
                                                                       --------

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS - 13.4%
--------------------------------------------------------------------------------
     U.S. Treasury Bonds (A)
       8.750%, 08/15/20                                    $ 3,300     $  4,850
       8.125%, 08/15/19                                     12,500       17,330
       7.250%, 05/15/16                                     16,100       20,339
       7.125%, 02/15/23                                      4,000        5,219
     U.S. Treasury Inflation Index Note (A)
       3.000%, 07/15/12                                     18,059       20,070
                                                                       --------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $59,276)                                                    67,808
                                                                       --------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 6.4%
--------------------------------------------------------------------------------
     Bank One Issuance Trust,
       Ser 2002-A4, Cl A4
       2.940%, 06/16/08                                     15,000       14,973
     MBNA Master Credit Card Trust,
       Ser 2000-L, Cl A
       6.500%, 04/15/10                                      7,000        7,530
     Pacific Gas, Ser 1997-1, Cl A7
       6.420%, 09/25/08                                      4,999        5,130
     USAA Auto Owner Trust,
       Ser 2004-1, Cl A3
       2.060%, 04/15/08                                      5,000        4,929
                                                                       --------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $32,405)                                                    32,562
                                                                       --------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.6%
--------------------------------------------------------------------------------
     FNMA (A)
       7.125%, 02/15/05                                      9,650        9,666
     FNMA
       6.375%, 06/15/09                                      8,000        8,776
                                                                       --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $17,457)                                                    18,442
                                                                       --------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER - 1.4%
--------------------------------------------------------------------------------
     Alcoa (B)
       2.600%, 02/01/05                                      7,412        7,411
                                                                       --------
     TOTAL COMMERCIAL PAPER
       (Cost $7,411)                                                      7,411
                                                                       --------
--------------------------------------------------------------------------------
   MASTER NOTE - 1.0%
--------------------------------------------------------------------------------
     Bear Stearns (B)
       2.650%, 02/02/05                                      5,000        5,000
                                                                       --------
     TOTAL MASTER NOTE
       (Cost $5,000)                                                      5,000
                                                                       --------


        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

66                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                       Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 0.0%
--------------------------------------------------------------------------------
   RETAIL - 0.0%
     Kmart Holding Corporation
       (Escrow Cusip)                                   10,000,000     $     --
                                                                       --------
     TOTAL COMMON STOCK
       (Cost $--)                                                            --
                                                                       --------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 12.3%
--------------------------------------------------------------------------------
     Bank of America
       2.550%, dated 01/31/05, matures on
       02/01/05, repurchase price $5,000,354
       (collateralized by various corporate
       obligations, ranging in par value
       $12,623,670-$39,130,000, 0.000%-
       5.000%,09/15/14-09/29/14, total
       market value $5,250,000) (B)                        $ 5,000        5,000
     Deutsche Bank
       2.450%, dated 01/31/05, matures on
       02/01/05, repurchase price $7,379,345
       (collateralized by a U.S. Treasury obligation,
       par value $7,395,000, 4.250%, 11/15/14,
       total market value $7,526,557)                        7,379        7,379
     Dresdner Securities
       2.550%, dated 01/31/05, matures on
       02/01/05, repurchase price $20,001,417
       (collateralized by various collateralized
       mortgage obligations, ranging in par
       value $190,000-$29,385,000, 0.000%-
       2.603%,10/25/34-12/25/34,total
       market value $21,000,550) (B)                        20,000       20,000
     Lehman Brothers
       2.570%, dated 01/31/05, matures on
       02/01/05, repurchase price $29,252,861
       (collateralized by various collateralized
       mortgage obligations,ranging in par
       value $19,520,000-$80,000,000,
       0.000%, 08/25/34-02/20/38, total
       market value $30,712,919) (B)                        29,251       29,251
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $61,630)                                                    61,630
                                                                       --------
   TOTAL INVESTMENTS - 117.0%
     (Cost $567,382)                                                    592,406
                                                                       --------
   PAYABLE UPON RETURN OF SECURITIES LOANED -- (17.1)%                  (86,666)
   OTHER ASSETS AND LIABILITIES, NET -- 0.1%                                445
                                                                       --------
   TOTAL OTHER ASSETS AND LIABILITIES - (17.0)%                         (86,221)
                                                                       --------
   NET ASSETS - 100.0%                                                 $506,185
                                                                       ========

--------------------------------------------------------------------------------
                                                                     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized - no par value)                           $492,373
     Undistributed net investment income                                    110
     Accumulated net realized loss on investments                       (11,322)
     Net unrealized appreciation on investments                          25,024
                                                                       --------
   NET ASSETS                                                          $506,185
                                                                       ========

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($450,131,165 / 41,224,264 SHARES)                                  $10.92
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (E)
     ($47,122,401 / 4,366,994 SHARES)                                    $10.79
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($10.79 / 96.75%)                                    $11.15
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (E)
     ($8,908,885 / 828,434 SHARES)                                       $10.75
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (E)
     ($22,337 / 2,081 SHARES)                                            $10.74
                                                                       ========
--------------------------------------------------------------------------------
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2005 (SEE NOTE 6). THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2005 WAS $84,869,148.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES
    LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2005.
(D) COUPON RATE INCREASES IN INCREMENTS TO MATURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2005.
(E) CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE
    (SEE NOTE 2). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3).
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL
MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKSFUNDS.COM                          67

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

SHORT TERM BOND FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 26.5%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 2.9%
     TCI Communications
       6.875%, 02/15/06                                    $   179     $    185
     Time Warner
       6.125%, 04/15/06                                        175          180
     Walt Disney, Ser B
       6.750%, 03/30/06                                        175          182
                                                                       --------
                                                                            547
                                                                       --------
   CONSUMER STAPLES - 1.9%
     Safeway
       6.150%, 03/01/06                                        175          180
     Wal-Mart Stores
       5.450%, 08/01/06                                        175          180
                                                                       --------
                                                                            360
                                                                       --------
   FINANCIALS - 12.2%
     Banc One
       7.625%, 08/01/05                                        124          127
     Bank of America, MTN
       7.125%, 05/12/05                                         25           25
     Cigna
       6.375%, 01/15/06                                        175          179
     Citigroup
       5.750%, 05/10/06                                        175          180
     Fleetboston Financial
       4.875%, 12/01/06                                        175          179
     Housing Finance
       6.500%, 01/24/06                                        175          180
     John Deere Capital, MTN, Ser D
       3.125%, 12/15/05                                        220          219
     Lehman Brothers Holdings
       8.500%, 05/01/07                                        175          193
     Mellon Bank
       7.000%, 03/15/06                                        175          182
     SLM, MTN, Ser A
       3.500%, 09/30/06                                        215          215
     U.S. Bancorp
       6.875%, 09/15/07                                        227          244
     Wachovia
       4.950%, 11/01/06                                        175          179
     Wells Fargo
       5.125%, 02/15/07                                        175          180
                                                                       --------
                                                                          2,282
                                                                       --------
   FOREIGN GOVERNMENTS - 0.4%
     Province of Ontario
       7.000%, 08/04/05                                         66           67
                                                                       --------
--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
   HEALTH CARE - 2.6%
     Bristol-Myers Squibb
       4.750%, 10/01/06                                    $   175     $    178
     Merck
       5.250%, 07/01/06                                        125          128
     United Healthcare Group
       7.500%, 11/15/05                                        185          190
                                                                       --------
                                                                            496
                                                                       --------
   INDUSTRIALS - 2.9%
     McDonnell Douglas
       6.875%, 11/01/06                                        175          184
     Union Pacific
       6.400%, 02/01/06                                        166          171
     Waste Management
       7.000%, 10/15/06                                        175          184
                                                                       --------
                                                                            539
                                                                       --------
   INFORMATION TECHNOLOGY - 0.6%
     International Business Machines, MTN
       4.125%, 06/30/05                                        115          116
                                                                       --------
   TELECOMMUNICATION - 1.0%
     SBC Communications
       5.750%, 05/02/06                                        175          180
                                                                       --------
   UTILITIES - 2.0%
     FPL Group Capital
       7.625%, 09/15/06                                        180          191
     Virginia Electric & Power, Ser A
       5.750%, 03/31/06                                        175          180
                                                                       --------
                                                                            371
                                                                       --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $4,977)                                                      4,958
                                                                       --------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 23.5%
--------------------------------------------------------------------------------
     FHLMC
       5.500%, 12/01/17                                         50           51
       5.500%, 02/01/18                                        490          506
       5.500%, 11/01/18                                         41           43
       5.000%, 10/01/18                                        420          427
       4.000%, 02/15/21                                        600          600
       3.000%, 05/15/23                                        892          878
     FNMA
       8.000%, 06/01/30                                         19           21
       8.000%, 11/01/30                                         11           12
       6.000%, 06/01/16                                        111          116
       5.500%, 09/01/17                                         80           82
       5.500%, 11/01/17                                        159          164

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

68                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

SHORT TERM BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -
   (CONTINUED)
--------------------------------------------------------------------------------
     FNMA (continued)
       5.500%, 12/01/17                                    $   125     $    129
       5.500%, 02/01/18                                         35           37
       5.500%, 04/01/18                                         74           76
       5.500%, 10/01/18                                         99          102
       5.000%, 01/15/07                                        750          772
       5.000%, 05/01/18                                         80           81
       5.000%, 06/01/18                                        295          300
                                                                       --------
     TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
       BACKED OBLIGATIONS
       (Cost $4,413)                                                      4,397
                                                                       --------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - 17.5%
--------------------------------------------------------------------------------
     U.S. Treasury Inflation Index Note
       3.875%, 01/15/09                                      1,165        1,291
     U.S. Treasury Notes
       2.625%, 11/15/06                                      1,000          989
       2.375%, 08/31/06                                      1,000          988
                                                                       --------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $3,291)                                                      3,268
                                                                       --------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.8%
--------------------------------------------------------------------------------
     FHLMC
       6.375%, 08/01/11                                        100          103
       5.500%, 07/15/06                                        750          773
       3.500%, 09/15/07                                        500          499
     FNMA
       6.220%, 03/13/06                                        250          258
       5.500%, 02/15/06                                        750          767
       2.125%, 04/15/06                                        750          740
                                                                       --------

     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $3,151)                                                      3,140
                                                                       --------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 11.0%
--------------------------------------------------------------------------------
     American Express Credit Account
       Master Trust, Ser 2003-4, Cl A
       1.690%, 01/15/09                                        500          488
     Citibank Credit Card Issuance Trust,
       Ser 2001-A6, Cl A6
       5.650%, 06/16/08                                        500          515
     Citibank Credit Card Issuance Trust,
       Ser 2004-A4, Cl A4
       3.200%, 08/24/09                                        200          197
     Comed Transitional Funding Trust,
       Ser 1998-1, Cl A6
       5.630%, 06/25/09                                        500          515

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
     MBNA Master Credit Card Trust,
       Ser 2001-A1, Cl A1
       5.750%, 10/15/08                                    $   325      $   335
                                                                       --------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $2,055)                                                      2,050
                                                                       --------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 0.3%
--------------------------------------------------------------------------------
     Deutsche Bank
       2.450%, dated 01/31/05, matures on
       02/01/05, repurchase price $64,735
       (collateralized by a U.S. Treasury obligation,
       par value $65,000, 4.250%, 11/15/14,
       total market value $66,156)                              65           65
                                                                       --------
     TOTAL REPURCHASE AGREEMENT
       (Cost $65)                                                            65
                                                                       --------
   TOTAL INVESTMENTS - 95.6%
     (Cost $17,952)                                                      17,878
                                                                       --------
   OTHER ASSETS AND LIABILITIES, NET - 4.4%                                 818
                                                                       --------
   NET ASSETS - 100.0%                                                 $ 18,696
                                                                       ========
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized - no par value)                           $ 18,761
     Undistributed net investment income                                     12
     Accumulated net realized loss on investments                            (3)
     Net unrealized depreciation on investments                             (74)
                                                                       --------
   NET ASSETS                                                          $ 18,696
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($18,599,559 / 1,873,407 SHARES)                                     $9.93
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (A)
     ($95,987 / 9,660 SHARES)                                             $9.94
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($9.94 / 96.75%)                                     $10.27
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (A)
     ($100 / 10 SHARES)                                                   $9.99
                                                                       ========

(A) CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE NOTE
    2). CLASS C HAS A CONTINGENT DEFERRED SALES CHARGE (SEE NOTE 3).
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

100% U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. TREASURY BILLS* - 93.7%
--------------------------------------------------------------------------------
     U.S. Treasury Bills
       2.147%, 02/17/05                                   $ 31,075     $ 31,046
       2.168%, 02/24/05                                    121,040      120,875
       2.212%, 03/03/05                                     26,448       26,400
       2.190%, 03/10/05                                     12,578       12,550
       2.190%, 03/17/05                                     84,838       84,615
       2.211%, 03/24/05                                     93,835       93,546
       2.276%, 03/31/05                                     75,854       75,581
       2.256%, 04/07/05                                     75,000       74,700
       2.345%, 04/21/05                                    166,480      165,641
       2.557%, 06/30/05                                     50,000       49,485
                                                                       --------
     TOTAL U.S. TREASURY BILLS
       (Cost $734,439)                                                  734,439
                                                                       --------
--------------------------------------------------------------------------------
   U.S. TREASURY NOTE - 6.4%
--------------------------------------------------------------------------------
     U.S. Treasury Note
       1.625%, 03/31/05                                     50,000       49,951
                                                                       ---------
     TOTAL U.S. TREASURY NOTE
       (Cost $49,951)                                                    49,951
                                                                       ---------
   TOTAL INVESTMENTS - 100.1%
     (Cost $784,390)                                                    784,390
                                                                       --------
   OTHER ASSETS AND LIABILITIES, NET -- (0.1)%                             (677)
                                                                       --------
   NET ASSETS - 100.0%                                                 $783,713
                                                                       ========

--------------------------------------------------------------------------------
                                                                     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized - no par value)                           $783,861
     Accumulated net realized loss on investments                          (148)
                                                                       --------
   NET ASSETS                                                          $783,713
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($371,551,503 / 371,635,492 SHARES)                                  $1.00
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($159,148,712 / 159,167,047 SHARES)                                  $1.00
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS S SHARES
     ($253,012,360 / 253,058,405 SHARES)                                  $1.00
                                                                       ========
--------------------------------------------------------------------------------
* RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT DATE OF
  PURCHASE.




        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

70                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 53.7%
--------------------------------------------------------------------------------
     FHLB
       1.500%, 03/01/05,
       Callable 02/06/05 @ 100                             $10,600     $ 10,594
       1.625%, 04/15/05                                     25,000       24,958
       2.510%, 11/04/05,
       Callable 04/14/05 @ 100                              25,000       24,970
     FHLB (A)
       2.380%, 09/16/05                                     25,000       24,994
       2.280%, 06/02/06                                     25,000       24,978
       2.633%, 08/02/06                                     20,000       19,982
     FNMA (A)
       2.555%, 10/21/05                                     25,000       24,988
       2.464%, 12/29/05                                     35,000       34,982
       2.080%, 02/06/06                                     20,000       19,986
                                                                       --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $210,432)                                                   210,432
                                                                       --------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - DISCOUNTED * - 18.4%
--------------------------------------------------------------------------------
     FNMA
       2.013%,02/02/05                                      22,000       21,999
       2.308%, 02/07/05                                     50,000       49,981
                                                                       --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -
       DISCOUNTED
       (Cost $71,980)                                                    71,980
                                                                       --------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 5.9%
--------------------------------------------------------------------------------
   California, Statewide Community
     Development, Palms Apartments,
     Ser C, RB, Guarantee FNMA (A) (B)
     2.430%, 05/15/35                                        5,055        5,055
   New York City, Multi-Family Housing
     Development Authority, Ser B, RB,
     Guarantee FNMA (A) (B)
     2.350%, 08/15/32                                        1,800        1,800
   New York City, Multi-Family Housing
     Development Authority, Westport
     Development, Ser B, RB,
     Guarantee FNMA (A) (B)
     2.350%, 06/15/34                                       14,000       14,000
   New York State, Housing Finance Agency
     Revenue, South Cove, Ser B, RB,
     Guarantee FHLMC (A) (B)
     2.380%, 11/01/30                                        2,000        2,000
                                                                       --------
   TOTAL VARIABLE RATE DEMAND NOTES
     (Cost $22,855)                                                      22,855
                                                                       --------

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 27.1%
--------------------------------------------------------------------------------
     Barclays Capital, Inc.
       2.490%, dated 01/31/05, matures on
       02/01/05, repurchase price $19,001,314
       (collateralized by a U.S. Government
       obligation, par value $19,402,000,
       3.125%, 07/15/08, total market value
       $19,380,442)                                        $19,000     $ 19,000
     Deutsche Bank Securities, Inc.
       2.490%, dated 01/31/05, matures on
       02/01/05, repurchase price $87,538,984
       (collateralized by various U.S. Government
       obligations, ranging in par value
       $424,000-$48,000,000, 0.000%-7.125%,
       03/01/05-01/05/30, total market value
       $89,283,957)                                         87,533       87,533
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
      (Cost $106,533)                                                   106,533
                                                                       --------
   TOTAL INVESTMENTS - 105.1%
     (Cost $411,800)                                                    411,800
                                                                       --------
     Investment Securities Purchased -- (5.1)%                          (19,982)
     OTHER ASSETS AND LIABILITIES, NET - 0.0%                               (33)
                                                                       --------
   TOTAL OTHER ASSETS AND LIABILITIES - (5.1)%                          (20,015)
                                                                       --------
   NET ASSETS - 100.0%                                                 $391,785
                                                                       ========
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized - no par value)                           $391,821
     Distributions in excess of net investment income                        (1)
     Accumulated net realized loss on investments                           (35)
                                                                       --------
   NET ASSETS                                                          $391,785
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($320,381,224 / 320,443,901 SHARES)                                  $1.00
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($34,840,674 / 34,846,681 SHARES)                                    $1.00
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (C)
     ($1,232,942 / 1,233,187 SHARES)                                      $1.00
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS S SHARES
     ($35,330,066 / 35,295,970 SHARES)                                    $1.00
                                                                       ========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)


* RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT DATE OF PURCHASE.
(A) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 2005.
(B) DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY , NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.
(C) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE (SEE NOTE 3).
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA --FEDERAL NATIONAL MORTGAGE ASSOCIATION
RB -- REVENUE BOND
SER -- SERIES

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

72                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED * - 49.6%
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS - 13.9%
     Bavaria Trr Corp. (B)
       2.560%, 02/01/05                                   $ 42,070  $    42,070
       2.365%, 02/03/05                                     50,000       49,993
       2.354%, 02/04/05                                     45,000       44,991
     Giro Balanced Funding Corp. (B)
       2.390%, 02/14/05                                     90,000       89,923
       2.424%, 03/07/05                                     17,337       17,298
     Ivory Funding Corp. (B)
       2.460%, 03/15/05                                     23,307       23,241
       2.460%, 03/16/05                                     28,125       28,043
     Lake Constance Funding LLC (B)
       2.385%, 02/14/05                                     20,000       19,983
       2.405%, 02/15/05                                     54,800       54,749
       2.435%, 02/16/05                                     50,000       49,949
     Sigma Finance, Inc. (B)
       2.363%, 02/22/05                                     50,000       49,931
                                                                    -----------
                                                                        470,171
                                                                    -----------
   ASSET-BACKED SECURITY - GOVERNMENT - 1.5%
     Govco, Inc. (B)
       2.404%, 03/07/05                                     50,000       49,887
                                                                    -----------
   ASSET-BACKED SECURITY - TRADE RECEIVABLES - 22.0%
     Atlantic Asset Securitization Corp. (B)
       2.364%, 02/07/05                                     35,520       35,506
       2.445%, 02/15/05                                     25,000       24,976
     Cedar Springs Capital Co. (B)
       2.414%, 03/03/05                                     40,648       40,567
       2.495%, 03/16/05                                     45,377       45,243
       2.556%, 04/04/05                                     19,650       19,564
       2.627%, 04/14/05                                     36,089       35,901
     Clipper Receivables Corp. (B)
       2.550%, 02/01/05                                    112,257      112,257
     Compass Securitization Corp. (B)
       2.474%, 03/15/05                                     29,000       28,917
     Concord Minutemen Capital Co., Ser A (B)
       2.586%, 04/11/05                                     45,884       45,658
     Crown Point Capital Co. (B)
       2.292%, 02/08/05                                     26,800       26,788
     Legacy Capital Co. LLC (B)
       2.302%, 02/15/05                                     50,000       49,955
     Lexington Parker Capital Co. (B)
       2.317%, 03/08/05                                     33,125       33,051
       2.587%, 04/11/05                                     60,000       59,704
     Mont Blanc Capital Corp. (B)
       2.460%, 03/15/05                                     50,000       49,857

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED * - (CONTINUED)
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITY - TRADE RECEIVABLES - (CONTINUED)
     Ranger Funding Co. LLC (B)
       2.404%, 02/11/05                                   $ 50,000  $    49,967
       2.399%, 02/16/05                                     48,190       48,142
     Thunder Bay Funding, Inc. (B)
       2.406%, 02/18/05                                     41,536       41,489
                                                                    -----------
                                                                        747,542
                                                                    -----------
   AUTOMOTIVE - 2.1%
     BMW US Capital LLC (B)
       2.550%, 02/01/05                                     71,490       71,490
                                                                    -----------
   BANKING - 8.2%
     PB Finance (Delaware), Inc.
       2.408%, 02/04/05                                     78,273       78,257
       2.414%, 02/10/05                                     25,000       24,985
       2.505%, 03/21/05                                     50,000       49,834
     Rabobank USA Finance Corp.
       2.550%, 02/01/05                                     15,000       15,000
     Ticonderoga Funding LLC (B) (E)
       2.340%, 02/09/05                                     35,149       35,131
       2.380%, 02/14/05                                     75,000       74,936
                                                                    -----------
                                                                        278,143
                                                                    -----------
   INSURANCE - 0.4%
     Aquinas Funding LLC, Guarantee MBIA (B)
       2.451%, 03/10/05                                     15,000       14,962
                                                                    -----------
   OIL - INTEGRATED COMPANIES - 1.5%
     BP Trinindad & Tobago LLC (B) (D)
       2.360%, 02/07/05                                     50,000       49,980
                                                                    -----------
     TOTAL COMMERCIAL PAPER - DISCOUNTED
       (Cost $1,682,175)                                              1,682,175
                                                                    -----------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS (MEDIUM TERM NOTES) - 18.7%
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS - 7.4%
     Liberty Lighthouse U.S. Capital Corp. (A) (B)
       2.543%, 03/29/05                                     50,000       49,999
       2.680%, 05/13/05                                    100,000      100,028
     Sigma Finance, Inc. (A) (B)
       2.450%, 05/17/05                                     50,000       49,997
       2.528%, 12/28/05                                     50,000       49,986
                                                                    -----------
                                                                        250,010
                                                                    -----------
   BANKING - 5.7%
     HBOS Treasury Services PLC (A) (B)
       2.530%, 03/14/05                                     25,000       25,002
     Nationwide Building Society (A) (B)
       2.743%, 07/22/05                                     78,000       78,028

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS (MEDIUM TERM NOTES) - (CONTINUED)
--------------------------------------------------------------------------------
   BANKING - (CONTINUED)
     Nationwide Building Society (A) (B) (C)
       2.579%, 01/27/06                                   $ 50,000  $    50,000
       2.400%, 01/06/06                                     40,000       40,000
                                                                    -----------
                                                                        193,030
                                                                    -----------
   BROKERAGE - 1.4%
     Morgan Stanley & Co. (A) (C)
       2.590%, 02/27/06                                     50,000       50,000
                                                                    -----------
   FINANCIAL SERVICES - 0.9%
     American Express Credit Corp. (A) (B) (C)
       2.530%, 02/17/06                                     30,000       30,000
                                                                    -----------
   INSURANCE - 0.8%
     Meridian Funding Co. LLC,
       Guarantee MBIA (A) (B) (C) (D)
       2.679%, 02/28/06                                     28,115       28,115
                                                                    -----------
   MULTIPLE INDUSTRY - 2.5%
     General Electric Capital Corp. (A) (C)
       2.520%, 02/09/06                                     60,000       60,000
       2.580%, 02/17/06                                     24,000       24,000
                                                                    -----------
                                                                         84,000
                                                                    -----------
     TOTAL CORPORATE OBLIGATIONS (MEDIUM TERM NOTES)
       (Cost $635,155)                                                  635,155
                                                                    -----------
--------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - DOMESTIC - 9.8%
--------------------------------------------------------------------------------
     Bank of New York (A)
       2.430%, 05/20/05                                     50,000       49,999
     Citibank N.A.
       2.250%, 02/15/05                                     75,000       75,000
     National Bank of Commerce, Tennessee (A)
       2.504%, 04/28/05                                     55,000       54,998
       2.443%, 07/13/05                                     12,250       12,250
     Regions Bank
       2.330%, 02/03/05                                     50,000       50,000
     Wilmington Trust Company
       2.560%, 04/01/05                                     89,000       89,002
                                                                    -----------
     TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC
       (Cost $331,249)                                                  331,249
                                                                    -----------
--------------------------------------------------------------------------------
   EURODOLLAR CERTIFICATES OF DEPOSIT - 5.9%
--------------------------------------------------------------------------------
     Chase Manhattan Bank USA N.A.
       (Grand Cayman)
       2.531%, 02/01/05                                    100,000      100,000
     Wells Fargo Bank N.A. (Grand Cayman)
       2.531%, 02/01/05                                    100,000      100,000
                                                                    -----------
     TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
       (Cost $200,000)                                                  200,000
                                                                    -----------

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMERCIAL PAPER - INTEREST BEARING - 4.6%
--------------------------------------------------------------------------------
   BROKERAGE - 4.6%
     Goldman Sachs Group, Inc. (A) (B) (D)
       2.493%, 06/13/05                                   $ 35,000  $    35,000
       2.300%, 06/13/05                                     30,000       30,000
       2.421%, 09/26/05                                     50,000       50,000
       2.770%, 02/27/06                                     40,000       40,000
                                                                    -----------
     TOTAL COMMERCIAL PAPER - INTEREST BEARING
       (Cost $155,000)                                                  155,000
                                                                    -----------
--------------------------------------------------------------------------------
   BANK NOTES - 4.4%
--------------------------------------------------------------------------------
     American Express Centurion Bank (A)
       2.440%, 04/15/05                                     20,000       19,999
       2.460%, 09/20/05                                     40,000       40,000
     Bank of America N.A.
       2.380%, 03/07/05                                     50,000       50,000
     First Tennessee Bank (A)
       2.461%, 09/22/05                                     40,000       39,991
                                                                    -----------
     TOTAL BANK NOTES
       (Cost $149,990)                                                  149,990
                                                                    -----------
--------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - YANKEE - 3.7%
--------------------------------------------------------------------------------
     Credit Suisse First Boston NY (A)
       2.519%, 09/29/05                                     25,000       25,000
     Natexis Banques Populares, NY Branch (A)
       2.600%, 05/25/05                                     50,000       50,003
       2.430%, 06/17/05                                     50,000       49,997
                                                                    -----------
     TOTAL CERTIFICATES OF DEPOSIT - YANKEE
       (Cost $125,000)                                                  125,000
                                                                    -----------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATION - 1.3%
--------------------------------------------------------------------------------
     FNMA (A)
       2.555%, 10/21/05                                     45,380       45,359
                                                                    -----------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
       (Cost $45,359)                                                    45,359
                                                                    -----------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 0.7%
--------------------------------------------------------------------------------
     Alaska State, Four Dam Pool, Ser B, RB (A) (E) (F)
       2.470%, 07/01/26                                      4,250        4,250
     California State, Statewide Community
       Development Authority, RB (A) (E) (F)
       2.480%, 12/01/37                                      6,000        6,000

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

74                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
     D&I Properties LLC (A) (E) (F)
       2.570%, 11/01/34                                    $ 1,265  $     1,265
     New Belgium Brewery Co. (A) (E) (F)
       2.620%, 07/01/15                                      3,350        3,350
     New York State, Housing Finance Agency
       Revenue, Archstone, Ser B, RB (A) (E) (F)
       2.350%, 11/01/36                                      5,000        5,000
     Stephens & Stephens XI LLC (A) (E) (F)
       2.570%, 11/01/34                                      2,500        2,500
     Stephens & Stephens XII LLC (A) (E) (F)
       2.570%, 01/01/35                                      2,700        2,700
                                                                    -----------
     TOTAL VARIABLE RATE DEMAND NOTES
       (Cost $25,065)                                                    25,065
                                                                    -----------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.3%
--------------------------------------------------------------------------------
     Deutsche Bank Securities, Inc.
       2.450%, dated 01/31/05, matures on
       02/01/05, repurchase price $42,475,745
       (collateralized by a U.S. Treasury obligation,
       par value $42,566,000, 4.250%, 11/15/14,
       total market value $43,329,251)                      42,473       42,473
                                                                    -----------
     TOTAL REPURCHASE AGREEMENT
       (Cost $42,473)                                                    42,473
                                                                    -----------
   TOTAL INVESTMENTS - 100.0%
     (Cost $3,391,466)                                                3,391,466
                                                                    -----------
   OTHER ASSETS AND LIABILITIES -- 0.0%                                  (1,483)
                                                                    -----------
   NET ASSETS - 100.0%                                              $ 3,389,983
                                                                    ===========

--------------------------------------------------------------------------------
                                                                     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in Capital
       (unlimited authorization - no par value)                     $ 3,390,118
     Distributions in excess of net investment income                        (1)
     Accumulated net realized loss on investments                          (134)
                                                                    -----------
   NET ASSETS                                                       $ 3,389,983
                                                                    ===========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($2,231,147,928 / 2,231,839,169 SHARES)                              $1.00
                                                                    ===========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A
     ($519,501,423 / 519,593,587 SHARES)                                  $1.00
                                                                    ===========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS S
     ($639,333,621 / 638,683,130 SHARES)                                  $1.00
                                                                    ===========
--------------------------------------------------------------------------------
* RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT DATE OF PURCHASE.
(A) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 2005.
(B) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS."
(C) EXTENDABLE SECURITY -- THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH PRINCIPAL CAN BE RECOVERED.
(D) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2005 WAS $233,095,000.
(E) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(F) DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC -- LIMITED LIABILITY COMPANY
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
N.A. -- NORTH AMERICA
PLC -- PUBLIC LIABILITY COMPANY
SER -- SERIES
RB -- REVENUE BOND
NY -- NEW YORK

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - 104.2%
--------------------------------------------------------------------------------
   Berkeley, YMCA, RB (A) (B) (C)
       1.830%, 06/01/23                                    $ 6,655     $  6,655
     California Community College Funding
       Authority, Ser A, TRAN, FSA Insured
       3.000%, 06/30/05                                      6,000        6,034
     California Infrastructure & Economic
       Development, J Paul Getty, Ser A,
       RB, TECP (A)
       2.250%, 02/02/06                                      4,000        4,000
       1.620%, 10/01/23                                      5,000        5,000
     California Infrastructure & Economic
       Development, J Paul Getty, Ser B, RB (A)
       1.170%, 02/02/05                                      2,000        2,000
       2.250%, 02/02/06                                      4,000        4,000
       1.620%, 10/01/23                                      3,000        3,000
     California Infrastructure & Economic
       Development, J Paul Getty, Ser D, RB
       1.170%, 02/02/05                                      2,000        2,000
       2.250%, 02/02/06                                      7,500        7,500
     California School Cash Reserve Program,
       Ser A, TRAN, AMBAC Insured
       3.000%, 07/06/05                                      2,000        2,012
     California State, Department of Water
       & Power, Ser B-3, RB (A) (B) (C)
       1.900%, 05/01/22                                     10,000       10,000
     California State, Department of Water
       & Power, Ser C-1, RB (A) (B) (C)
       1.820%, 05/01/22                                     10,000       10,000
     California State, Department of Water
       & Power, Ser C-14, RB (A) (B) (C)
       1.830%, 05/01/22                                      6,750        6,750
     California State, Department of Water
       & Power, Ser C-18, RB (A) (B) (C)
       1.850%, 05/01/22                                     19,000       19,000
     California State, Department of Water
       & Power, Ser C-3, RB,
       AMBAC Insured (A) (B)
       1.820%, 05/01/22                                      6,900        6,900
     California State, Department of Water
       & Power, Ser C-7, RB,
       FSA Insured (A) (B)
       1.820%, 05/01/22                                      5,000        5,000
     California State, Economic Recovery,
       Ser C-13, RB, XLCA State Insured
       (A) (B) (C)
       1.830%, 07/01/23                                     15,950       15,950

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     California State, Economic Recovery, Ser C-16,
       RB, FSA Insured (A) (B) (C)
       1.830%, 07/01/23                                    $10,100     $ 10,100
     California State, Educational Facilities
       Authority, California Institute of
       Technology, RB (A) (B)
       1.820%, 01/01/24                                     19,000       19,000
     California State, Educational Facilities
       Authority, Carnegie Institute of
       Washington, Ser B, RB, TECP
       1.700%, 02/03/05                                      2,500        2,500
       1.850%, 02/10/05                                      5,000        5,000
     California State, Housing Finance Agency,
       Multi-Family Home Mortgage,
       Ser C, RB, AMT (A) (B) (C)
       1.900%, 08/01/27                                      5,605        5,605
     California State, Pollution Control
       Financing Authority, Browning Project,
       RB, AMT (A) (B) (C)
       1.840%, 09/01/17                                     10,000       10,000
     California State, Pollution Control
       Financing Authority, Chevron
       USA Project, Ser B, RB (A)
       1.600%, 06/15/05                                      4,235        4,235
     California State, Pollution Control
       Financing Authority, Pacific Gas &
       Electric Project, Ser B, RB, AMT
       (A) (B) (C)
       1.960%, 11/01/26                                     19,000       19,000
     California State, Ser C-1, GO (A) (B) (C)
       1.850%, 05/01/33                                      4,300        4,300
     California State, University Public Authority,
       Kindergarten Project, Ser B-4, GO
       (A) (B) (C)
       1.830%, 05/01/34                                      2,700        2,700
     California State, University Public Authority,
       Kindergarten Project, Ser B-5, GO
       (A) (B) (C)
       1.830%, 05/01/34                                      4,000        4,000
     California Statewide, Communities
       Development Authority, Fairfax
       Towers Apartments, Ser A, RB,
       FNMA Insured (A) (B)
       1.810%, 09/15/30                                      1,000        1,000
     CSUCI Financing Revenue Authority,
       Rental Housing, RB, AMT (B) (C)
       1.600%, 08/01/05                                      1,000        1,000

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Desert Sands, Unified School District,
       Election 2001, GO, FSA Insured
       3.000%, 06/01/05                                    $ 2,100     $  2,107
     East Bay, Municipal Water System, TECP (C)
       1.800%, 02/11/05                                      9,000        9,000
     Escondido Community Development
       Commission, COP, AMT (A) (B) (C)
       1.870%, 10/12/16                                      3,500        3,500
     Fremont, Unified School District, GO,
       FGIC Insured
       3.000%, 09/01/05                                      4,810        4,837
     Irvine County, Improvement Bond Act
       of 1915, Special Public Assessment
       District #85-7-I, SA, FSA Insured (A) (B) (C)
       1.830%, 09/02/11                                     10,500       10,500
     Livermore, Mutli-Family Housing Authority,
       RB, FNMA Collateralized (A) (B) (C)
       1.830%, 07/15/18                                      1,600        1,600
     Los Angeles County, Department of Housing
       Authority, Rowland Heights Apartments,
       Ser A, RB, AMT (A) (B) (C)
       1.880%, 08/01/30                                      6,590        6,590
     Los Angeles County, Public Water Works,
       Regional Park & Open Space, Special
       Public Assessment, SA
       3.000%, 10/01/05                                      3,505        3,525
     Los Angeles County, Ser A, TRAN
       3.000%, 06/30/05                                      5,640        5,672
     Los Angeles, Department of Airports,
       Ser A, RB, FGIC Insured (B)
       5.500%, 05/15/09                                     10,000       10,200
     Los Angeles, Department of Airports,
       Ser C2, RB (A) (B) (C)
       1.830%, 05/15/20                                      6,000        6,000
     Los Angeles, Department of Water & Power
       Revenue, Ser B-2, RB (A) (B) (C)
       1.820%, 07/01/34                                     25,000       25,000
     Los Angeles, Department of Water & Power
       Revenue, Sub-Ser B-5, RB (A) (B) (C)
       1.820%, 07/01/34                                     15,000       15,000
     Los Angeles, Property Improvements Program,
       COP, AMBAC Insured
       2.000%, 04/01/05                                        605          606
     Los Angeles, Waste Water Authority,
       Sub-Ser A, RB, FGIC Insured (A) (B)
       2.150%, 12/01/31                                      8,000        8,000

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Los Angeles, Waste Water Authority,
       Sub-Ser B, RB, FGIC Insured (A) (B)
       2.150%, 12/01/31                                    $ 7,500     $  7,500
     Metropolitan, Water District of Southern
       California, Ser A, RB (A) (B) (C)
       1.800%, 07/01/25                                     17,000       17,000
     Metropolitan, Water District of Southern
       California, Ser A-2, RB (A) (B) (C)
       1.800%, 07/01/23                                      7,500        7,500
     Metropolitan, Water District of Southern
       California, Ser B1, RB (B) (C)
       1.820%, 07/01/20                                      2,500        2,500
     Metropolitan, Water District of Southern
       California, Ser C, RB (A) (B) (C)
       1.830%, 07/01/28                                      9,900        9,900
     Residential Park Centre Project,
       Ser A, RB (A) (B) (C)
       1.830%, 08/01/07                                     21,150       21,150
     Orange County, Apartment Development
       Revenue, Authority, Villas La Paz Project,
       Ser F, RB, FNMA Collateralized (A) (B) (C)
       1.830%, 08/15/28                                      1,100        1,100
     Orange County, Apartment Development
       Revenue, WLCO LF Partners, Ser G-1,
       RB, FNMA Collateralized (A) (B) (C)
       1.840%, 11/15/28                                      8,900        8,900
     Orange County, Apartment Development
       Revenue, WLCO LF Partners, Ser G-2,
       RB,FNMA Collateralized (A) (B) (C)
       1.840%, 11/15/28                                      4,100        4,100
     Orange County, Apartment Development
       Revenue, WLCO LF Partners, Ser G-3,
       RB,FNMA Collateralized (A) (B) (C)
       1.840%, 11/15/28                                      1,800        1,800
     Orange County, Special Financing Authority,
       Ser B, RB, AMBAC Insured (A) (B) (C)
       1.810%, 11/01/14                                      1,525        1,525
     Orange County, Special Financing Authority,
       Teeter Plan, Ser C, RB, AMBAC Insured
       (A) (B) (C)
       1.810%, 11/01/14                                      1,300        1,300
     Oxnard, Multi-Family Housing Authority,
       RB, AMT, FNMA Insured (A) (B) (C)
       1.920%, 12/01/20                                      3,175        3,175
     Redondo Beach, Multi-Family Housing
       Authority, McCandless Senior Housing
       Project, Ser A, RB (A) (B) (C)
       1.930%, 12/01/25                                      7,295        7,295

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Riverside County, Public Facilities Authority,
       Ser A, COP (A) (B) (C)
       1.850%, 12/01/15                                    $18,500     $ 18,500
     Riverside County, Public Facilities Authority,
       Ser D, COP (A) (B) (C)
       1.850%, 12/01/15                                      5,000        5,000
     Sacramento, City Financing Authority,
       Ser G, RB, AMBAC Insured (A) (B) (C) (D)
       1.880%, 05/01/16                                      5,700        5,700
     Sacramento, Unified School District, COP,
       FSA Insured (A) (B)
       1.820%, 07/01/31                                     10,100       10,100
     San Diego County, RB, TECP (C)
       1.730%, 02/24/05                                      4,000        4,000
     San Diego, Unified School District, TRAN
       3.000%, 07/25/05                                      5,200        5,234
     San Francisco City & County, Redevelopment
       Authority, Carter Terrace Apartments,
       Ser B, RB, AMT (A) (B) (C)
       1.880%, 03/01/36                                      7,000        7,000
     San Francisco City & County,
       Redevelopment Authority, Derek
       Silva Community Project,
       Ser D, RB, AMT (A) (B) (C)
       1.880%, 12/01/19                                      6,000        6,000
     San Francisco City & County, Redevelopment
       Authority, Fillmore Housing Center Project,
       Ser A-1, RB, FHLMC Insured (A) (B) (C)
       1.860%, 12/01/17                                     11,900       11,900
     San Francisco City & County, Redevelopment
       Authority, Folsom-Dore Apartment Project,
       RB, AMT (A) (B) (C)
       1.940%, 12/01/34                                      3,000        3,000
     San Francisco City & County, Redevelopment
       Authority, Leland Polk Senior Community,
       Ser A, RB, AMT (A) (B) (C)
       1.880%, 12/01/19                                      3,000        3,000
     Simi Valley, Multi-Family Housing Authority,
       Ser A, RB (A) (B) (C)
       1.840%, 07/01/23                                     10,545       10,545
     Southern California, Public Power Authority,
       Southern Transmission Project, Ser A, RB,
       FSA Insured (A) (B) (C)
       1.830%, 07/01/21                                      2,800        2,800
     Southern California, Public Power Authority,
       Southern Transmission Project, Ser B, RB,
       FSA Insured (A) (B) (C)
       1.820%, 07/01/23                                     10,000       10,000

--------------------------------------------------------------------------------
Description                                       Par (000)/Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------

     University of California, RB, TECP
       1.780%, 02/09/05                                    $ 8,500     $  8,500
       1.840%, 02/15/05                                     13,000       13,000
       1.800%, 02/16/05                                      5,000        5,000
     Val Verde, Unified School District, Land Bank
       Program, Ser A, COP (A) (B) (C)
       1.830%, 09/01/24                                      2,600        2,600
     Vallejo, Capital Improvement Project,
       COP (A) (B) (C)
       1.950%, 09/01/40                                     15,800       15,800
                                                                       --------
     TOTAL MUNICIPAL BONDS
       (Cost $558,802)                                                  558,802
                                                                       --------
--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANIES - 0.1%
--------------------------------------------------------------------------------
     Blackrock Provident California
       Tax Free Money Market                               151,659          152
     Goldman Sachs California
       Tax Free Money Market                               157,860          158
                                                                       --------
     TOTAL REGULATED INVESTMENT COMPANIES
       (Cost $310)                                                          310
                                                                       --------
   TOTAL INVESTMENTS - 104.3%
     (Cost $559,112)                                                    559,112
                                                                       --------
   OTHER ASSETS AND LIABILITIES, NET -- (4.3)%                          (22,887)
                                                                       --------
   NET ASSETS - 100.0%                                                 $536,225
                                                                       ========
 -------------------------------------------------------------------------------
   NET ASSETS:
 -------------------------------------------------------------------------------
     Paid-in-Capital
         (unlimited authorized - no par value)                         $536,232
     Undistributed net investment income                                      2
     Accumulated net realized loss on investments                            (9)
                                                                       --------
   NET ASSETS                                                          $536,225
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($219,225,468 / 219,241,698 SHARES)                                  $1.00
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($281,240,220 / 281,240,821 SHARES)                                  $1.00
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS S SHARES
     ($35,758,978 / 35,753,416 SHARES)                                    $1.00
                                                                       ========

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

78                               1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)

(A) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2005.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER"ACCREDITED INVESTORS."
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT-- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATES OF PARTICIPATION
CSUCI --CALIFORNIA STATE UNIVERSITY CHANNEL ISLANDS
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
RB -- REVENUE BOND
SA -- SPECIAL ASSESSMENT
SER -- SERIES
TECP --TAX-EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
XLCA -- XL CAPITAL ASSURANCE

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

CAPITAL GROWTH ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   EQUITY FUNDS - 86.4%
--------------------------------------------------------------------------------
     HighMark Core Equity Fund,
       Fiduciary Shares                                    108,454       $  845
     HighMark Large Cap Growth Fund,
       Fiduciary Shares*                                    34,234          274
     HighMark Large Cap Value Fund,
       Fiduciary Shares                                     59,405          690
     HighMark Small Cap Growth Fund,
       Fiduciary Shares                                     15,558          212
     HighMark Small Cap Value Fund,
       Fiduciary Shares                                     23,250          403
     HighMark Value Momentum Fund,
       Fiduciary Shares                                     55,890        1,268
                                                                         ------
     TOTAL EQUITY FUNDS
       (Cost $3,721)                                                      3,692
                                                                         ------
--------------------------------------------------------------------------------
   FIXED INCOME FUNDS - 9.6%
--------------------------------------------------------------------------------
     HighMark Bond Fund,
       Fiduciary Shares                                     21,106          230
     Highmark Short Term Bond Fund,
       Fidiciary Shares                                     18,000          179
                                                                         ------
     TOTAL FIXED INCOME FUNDS
       (Cost $409)                                                          409
                                                                         ------
--------------------------------------------------------------------------------
   MONEY MARKET FUND - 3.7%
--------------------------------------------------------------------------------
     HighMark Diversified Money Market Fund,
       Fiduciary Shares                                    160,590          161
                                                                         ------
     TOTAL MONEY MARKET FUND
      (Cost $161)                                                           161
                                                                         ------
   TOTAL INVESTMENTS - 99.7%
     (Cost $4,291)                                                        4,262
                                                                         ------
   OTHER ASSETS AND LIABILITIES, NET -- 0.3%                                 11
                                                                         ------
   NET ASSETS - 100.0%                                                   $4,273
                                                                         ======

--------------------------------------------------------------------------------
Description                                                          Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized - no par value)                             $4,230
     Distributions in excess of net investment income                        (2)
     Accumulated net realized gain on investments                            74
     Net unrealized depreciation on investments                             (29)
                                                                         ------
   NET ASSETS                                                            $4,273
                                                                         ======
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (A)
     ($3,193,659 / 152,422 SHARES)                                       $20.95
                                                                         ======
   MAXIMUM OFFERING PRICE
     PER SHARE - CLASS A SHARES
     ($20.95 / 94.5%)                                                    $22.17
                                                                         ======
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS C SHARES (A)
     ($1,079,498 / 51,605 SHARES)                                        $20.92
                                                                         ======

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
(A) CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE NOTE
    2). CLASS C HAS A CONTINGENT DEFERRED SALES CHARGE (SEE NOTE 3).

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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STATEMENT OF NET ASSETS
JANUARY 31, 2005 (UNAUDITED)

GROWTH & INCOME ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   EQUITY FUNDS - 66.3%
--------------------------------------------------------------------------------
     HighMark Core Equity Fund,
       Fiduciary Shares                                     82,872       $  646
     HighMark Large Cap Growth Fund,
       Fiduciary Shares*                                    33,830          271
     HighMark Large Cap Value Fund,
       Fiduciary Shares                                     65,782          764
     HighMark Small Cap Growth Fund,
       Fiduciary Shares                                     12,682          173
     HighMark Small Cap Value Fund,
       Fiduciary Shares                                     18,540          321
     HighMark Value Momentum Fund,
       Fiduciary Shares                                     42,707          969
                                                                         ------
     TOTAL EQUITY FUNDS
       (Cost $3,166)                                                      3,144
                                                                         ------
--------------------------------------------------------------------------------
   FIXED INCOME FUNDS - 28.5%
--------------------------------------------------------------------------------
     HighMark Bond Fund,
       Fiduciary Shares                                     74,373          812
     Highmark Short Term Bond Fund,
       Fidiciary Shares                                     54,170          538
                                                                         ------
     TOTAL FIXED INCOME FUNDS
       (Cost $1,351)                                                      1,350
                                                                         ------
--------------------------------------------------------------------------------
   MONEY MARKET FUND - 4.1%
--------------------------------------------------------------------------------
     HighMark Diversified Money Market Fund,
       Fiduciary Shares                                    196,800          197
                                                                         ------
     TOTAL MONEY MARKET FUND
       (Cost $197)                                                          197
                                                                         ------
   TOTAL INVESTMENTS - 98.9%
    (Cost $4,714)                                                         4,691
                                                                         ------
   OTHER ASSETS AND LIABILITIES -- 1.1%                                      53
                                                                         ------
   NET ASSETS - 100.0%                                                   $4,744
                                                                         ======

--------------------------------------------------------------------------------
Description                                                          Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized - no par value)                             $4,718
     Undistributed net investment income                                      1
     Accumulated net realized gain on investments                            48
     Net unrealized depreciation on investments                            (23)
                                                                         ------
   NET ASSETS                                                            $4,744
                                                                         ======
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (A)
     ($3,322,722 / 160,315 SHARES)                                       $20.73
                                                                         ======
   MAXIMUM OFFERING PRICE
     PER SHARE - CLASS A SHARES
     ($20.73 / 94.5%)                                                    $21.94
                                                                         ======
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS C SHARES (A)
     ($1,421,516 / 68,719 SHARES)                                        $20.69
                                                                         ======
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
(A) CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE NOTE
    2). CLASS C HAS A CONTINGENT DEFERRED SALES CHARGE (SEE NOTE 3).

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)

INCOME PLUS ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   FIXED INCOME FUNDS - 51.6%
--------------------------------------------------------------------------------
     HighMark Bond Fund,
       Fiduciary Shares                                      8,085  $        88
     Highmark Short Term Bond Fund,
       Fidiciary Shares                                      6,333           63
                                                                    -----------
     TOTAL FIXED INCOME FUNDS
       (Cost $151)                                                          151
                                                                    -----------
--------------------------------------------------------------------------------
   EQUITY FUNDS - 34.8%
--------------------------------------------------------------------------------
     HighMark Core Equity Fund,
       Fiduciary Shares                                      2,553           20
     HighMark Large Cap Growth Fund,
       Fiduciary Shares*                                     1,347           11
     HighMark Large Cap Value Fund,
       Fiduciary Shares                                      2,460           29
     HighMark Small Cap Growth Fund,
       Fiduciary Shares                                        330            4
     HighMark Small Cap Value Fund,
       Fiduciary Shares                                        488            8
     HighMark Value Momentum Fund,
       Fiduciary Shares                                      1,312           30
                                                                    -----------
     TOTAL EQUITY FUNDS
       (Cost $103)                                                          102
                                                                    -----------
--------------------------------------------------------------------------------
   MONEY MARKET FUND - 5.1%
--------------------------------------------------------------------------------
     HighMark Diversified Money Market Fund,
       Fiduciary Shares                                     14,740           15
                                                                    -----------
     TOTAL MONEY MARKET FUND
       (Cost $15)                                                            15
                                                                    -----------
   TOTAL INVESTMENTS - 91.5%
     (Cost $269)                                                            268
                                                                    -----------
   OTHER ASSETS AND LIABILITIES -- 8.5%                                      25
                                                                    -----------
   NET ASSETS - 100.0%                                              $       293
                                                                    ===========
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY




        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

82                               1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF ASSETS AND LIABILITIES (000)
JANUARY 31, 2005 (UNAUDITED)

                                                                                                               INCOME
                                                                                                                PLUS
                                                                                                             ALLOCATION
                                                                                                                FUND
                                                                                                             ----------
 ASSETS:
    Investment Securities (Cost $269)...............................................................         $      268
    Capital Shares Purchased .......................................................................                 26
                                                                                                             ----------
          TOTAL ASSETS..............................................................................                294
                                                                                                             ----------
 LIABILITIES:
    Accrued Expenses ...............................................................................                  1
                                                                                                             ----------
          TOTAL LIABILITIES.........................................................................                  1
                                                                                                             ----------
                   NET ASSETS.......................................................................         $      293
                                                                                                             ==========
 NET ASSETS:
    Paid-in-Capital (unlimited authorized -- no par value)..........................................         $      291
    Accumulated net realized gain on investments ...................................................                  3
    Net unrealized depreciation on investments .....................................................                 (1)
                                                                                                             ----------
                   NET ASSETS.......................................................................         $      293
                                                                                                             ==========
    NET ASSET VALUE AND REDEMPTION PRICE PER SHARE -- CLASS A SHARES (A)
          ($278,372 / 13,711 SHARES)................................................................         $    20.30
                                                                                                             ==========

    MAXIMUM OFFERING PRICE PER SHARE -- CLASS A SHARES
          ($20.30 / 95.5%)..........................................................................         $    21.26
                                                                                                             ==========

    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE -- CLASS C SHARES (A)
          ($14,391 / 710 SHARES)....................................................................         $    20.28
                                                                                                             ==========

(A) CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE NOTE
    2). CLASS C HAS A CONTINGENT DEFERRED SALES CHARGE (SEE NOTE 3).

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF OPERATIONS (000)
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED)

                                                                    LARGE CAP         VALUE          LARGE CAP
                                                                     GROWTH          MOMENTUM          VALUE
                                                                      FUND             FUND            FUND
                                                                    ---------        --------        ---------
Dividend Income ...............................................     $   1,437        $  5,237        $   1,432
Interest Income ...............................................            62+            134+              39+
Less: Foreign Taxes Withheld, Net of Reclaims .................            (1)             --               (6)
                                                                    ---------        --------        ---------
           Total Investment Income ............................         1,498           5,371            1,465
                                                                    ---------        --------        ---------
Expenses:
   Investment Adviser Fee .....................................           496           1,340              420
   Shareholder Servicing Fees Fiduciary Shares ................           169             509              117
   Shareholder Servicing Fees Class A Shares ..................            23              36               50
   Shareholder Servicing Fees Class B Shares ..................            12              12                5
   Administrative Fee .........................................           169             447              140
   Custodian Fees .............................................             8              22                7
   Trustees Fees ..............................................             3               7                2
   Transfer Agent Fees ........................................            46              50               42
   Distribution Fees Class A Shares ...........................            23              36               50
   Distribution Fees Class B Shares ...........................            37              35               14
   Distribution Fees Class C Shares ...........................             8               4               13
   Printing Fees ..............................................             8              20                6
   Professional Fees ..........................................             7              18                5
   Registration Fees ..........................................             6              14                3
   Insurance Fees .............................................            --              --               --
   Miscellaneous Fees .........................................             6              15                4
                                                                    ---------        --------        ---------
           Total Expenses .....................................         1,021           2,565              878
                                                                    ---------        --------        ---------
   Less: Waivers and Reduction of Expenses
           Investment Adviser Fees ............................            --              --               --
           Shareholder Servicing Fees .........................          (115)           (327)            (100)
           Administrative Fees ................................           (21)            (56)             (17)
           Reduction of Expenses (1) ..........................           (42)            (40)             (39)
                                                                    ---------        --------        ---------
   Total Waivers and Reduction of Expenses ....................          (178)           (423)            (156)
                                                                    ---------        --------        ---------
   Total Net Expenses .........................................           843           2,142              722
                                                                    ---------        --------        ---------
Net Investment Income (Loss) ..................................           655           3,229              743
                                                                    ---------        --------        ---------
Net Realized Gain (Loss) on Investments .......................         1,868          13,840            6,095
Net Realized Gain on Options ..................................            --             100               --
Change in Unrealized Appreciation (Depreciation) on Investments
    and Options ...............................................         8,722          23,357            9,253
                                                                    ---------        --------        ---------
Net Realized and Unrealized Gain on Investments ...............        10,590          37,297           15,348
                                                                    ---------        --------        ---------
Increase in Net Assets Resulting from Operations ..............     $  11,245        $ 40,526        $  16,091
                                                                    =========        ========        =========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. + INCLUDES INCOME FROM SECURITIES LENDING PROGRAM (SEE NOTE 6).
(1) SEE NOTE 3.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

84                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                      CORE                           SMALL CAP        SMALL CAP
                                                                     EQUITY          BALANCED         GROWTH            VALUE
                                                                      FUND             FUND            FUND             FUND
                                                                    ---------        --------        ---------        ---------
Dividend Income ...............................................     $   1,519        $  1,098        $      27        $   1,543
Interest Income ...............................................            60+            941+               6              127+
Less: Foreign Taxes Withheld, Net of Reclaims .................            (1)             (1)              --               (1)
                                                                    ---------        --------        ---------        ---------
           Total Investment Income ............................         1,578           2,038               33            1,669
                                                                    ---------        --------        ---------        ---------
Expenses:
   Investment Adviser Fee .....................................           358             381              185              895
   Shareholder Servicing Fees Fiduciary Shares ................           140             144               34              139
   Shareholder Servicing Fees Class A Shares ..................             4               9                5               49
   Shareholder Servicing Fees Class B Shares ..................             4               5                1               18
   Administrative Fee .........................................           119             127               32              179
   Custodian Fees .............................................             6               6                2                9
   Trustees Fees ..............................................             2               2               --                2
   Transfer Agent Fees ........................................            37              40               24               49
   Distribution Fees Class A Shares ...........................             4               9                5               49
   Distribution Fees Class B Shares ...........................            12              16                2               55
   Distribution Fees Class C Shares ...........................             1               2                5               70
   Printing Fees ..............................................             6               6                1                7
   Professional Fees ..........................................             5               5                1                7
   Registration Fees ..........................................             4               4                1                5
   Insurance Fees .............................................            --              --               --               --
   Miscellaneous Fees .........................................             4               9                1                7
                                                                    ---------        --------        ---------        ---------
           Total Expenses .....................................           706             765              299            1,540
                                                                    ---------        --------        ---------        ---------
   Less: Waivers and Reduction of Expenses
           Investment Adviser Fees ............................            --              --               --               --
           Shareholder Servicing Fees .........................           (86)            (91)             (23)            (113)
           Administrative Fees ................................           (15)            (16)              (4)             (22)
           Reduction of Expenses (1) ..........................           (33)            (37)             (24)             (45)
                                                                    ---------        --------        ---------        ---------
   Total Waivers and Reduction of Expenses ....................          (134)           (144)             (51)            (180)
                                                                    ---------        --------        ---------        ---------
   Total Net Expenses .........................................           572             621              248            1,360
                                                                    ---------        --------        ---------        ---------
Net Investment Income (Loss) ..................................         1,006           1,417             (215)             309
                                                                    ---------        --------        ---------        ---------
Net Realized Gain (Loss) on Investments .......................         2,347           1,633              (77)           4,864
Net Realized Gain on Options ..................................            --              --               --               --
Change in Unrealized Appreciation (Depreciation) on Investments
   and Options ................................................         4,542           3,619            4,887           18,769
                                                                    ---------        --------        ---------        ---------
Net Realized and Unrealized Gain on Investments ...............         6,889           5,252            4,810           23,633
                                                                    ---------        --------        ---------        ---------
Increase in Net Assets Resulting from Operations ..............     $   7,895        $  6,669        $   4,595        $  23,942
                                                                    =========        ========        =========        =========


                                                                     CALIFORNIA        NATIONAL
                                                                    INTERMEDIATE     INTERMEDIATE
                                                                      TAX-FREE         TAX-FREE
                                                                     BOND FUND        BOND FUND
                                                                    ------------     ------------
Dividend Income ...............................................       $     --         $     --
Interest Income ...............................................          4,040            2,195
Less: Foreign Taxes Withheld, Net of Reclaims .................             --               --
                                                                      --------         --------
           Total Investment Income ............................          4,040            2,195
                                                                      --------         --------
Expenses:
   Investment Adviser Fee .....................................            481              256
   Shareholder Servicing Fees Fiduciary Shares ................            153              122
   Shareholder Servicing Fees Class A Shares ..................             77                6
   Shareholder Servicing Fees Class B Shares ..................              9               --
   Administrative Fee .........................................            192              102
   Custodian Fees .............................................             10                5
   Trustees Fees ..............................................              3                2
   Transfer Agent Fees ........................................             39               26
   Distribution Fees Class A Shares ...........................             77                6
   Distribution Fees Class B Shares ...........................             28               --
   Distribution Fees Class C Shares ...........................              2               --
   Printing Fees ..............................................             10                5
   Professional Fees ..........................................              8                4
   Registration Fees ..........................................              8                4
   Insurance Fees .............................................             --               --
   Miscellaneous Fees .........................................             21               10
                                                                      --------         --------
           Total Expenses .....................................          1,118              548
                                                                      --------         --------
   Less: Waivers and Reduction of Expenses
           Investment Adviser Fees ............................           (231)            (234)
           Shareholder Servicing Fees .........................           (230)            (128)
           Administrative Fees ................................            (24)             (13)
           Reduction of Expenses (1) ..........................            (34)             (23)
                                                                      --------         --------
   Total Waivers and Reduction of Expenses ....................           (519)            (398)
                                                                      --------         --------
   Total Net Expenses .........................................            599              150
                                                                      --------         --------
Net Investment Income (Loss) ..................................          3,441            2,045
                                                                      --------         --------
Net Realized Gain (Loss) on Investments .......................            488              129
Net Realized Gain on Options ..................................             --               --
Change in Unrealized Appreciation (Depreciation) on Investments
   and Options ................................................          1,415              (44)
                                                                      --------         --------
Net Realized and Unrealized Gain on Investments ...............          1,903               85
                                                                      --------         --------
Increase in Net Assets Resulting from Operations ..............       $  5,344         $  2,130
                                                                      ========         ========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           85

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

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF OPERATIONS (000)
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED)

                                                                                                         100%
                                                                                     SHORT TERM      U.S. TREASURY
                                                                      BOND              BOND         MONEY MARKET
                                                                      FUND            FUND (2)           FUND
                                                                    ---------        ----------      -------------
Interest Income ...............................................     $  13,693+         $   84           $ 7,237
Income from Investments in Affiliated Funds ...................            --              --                --
                                                                    ---------          ------           -------
           Total Investment Income ............................        13,693              84             7,237
                                                                    ---------          ------           -------
Expenses:
   Investment Adviser Fee .....................................         1,281              11             1,309
   Shareholder Servicing Fees Fiduciary Shares ................           569               7               554
   Shareholder Servicing Fees Class A Shares ..................            60              --               207
   Shareholder Servicing Fees Class B Shares ..................            12              --                --
   Administrative Fee .........................................           512              18               873
   Custodian Fees .............................................            26              --                44
   Trustees Fees ..............................................             8              --                14
   Distribution Fees Class A Shares ...........................            60              --               207
   Distribution Fees Class B Shares ...........................            35              --                --
   Distribution Fees Class C Shares ...........................            --              --                --
   Distribution Fees Class S Shares ...........................            --              --               728
   Transfer Agent Fees ........................................            57              --                41
   Printing Fees ..............................................            25               1                42
   Professional Fees ..........................................            22               1                36
   Registration Fees ..........................................            20              --                32
   Insurance Fees .............................................            --              --                --
   Miscellaneous Fees .........................................            29               5                26
                                                                    ---------          ------           -------
           Total Expenses .....................................         2,716              43             4,113
                                                                    ---------          ------           -------
   Less: Waivers and Reduction of Expenses
           Investment Adviser Fees ............................            --              (1)               --
           Reimbursement by Adviser ...........................            --              --                --
           Shareholder Servicing Fees .........................          (578)             (7)             (760)
           Administrative Fees ................................           (64)            (18)             (109)
           Reduction of Expenses (1) ..........................           (45)             --               (20)
                                                                    ---------          ------           -------
   Total Waivers and Reduction of Expenses ....................          (687)            (26)             (889)
                                                                    ---------          ------           -------
Total Net Expenses ............................................         2,029              17             3,224
                                                                    ---------          ------           -------
Net Investment Income .........................................        11,664              67             4,013
                                                                    ---------          ------           -------
Net Realized Gain (Loss) on Investments .......................         1,599              (3)               52
Change in Unrealized Appreciation (Depreciation) on Investments         4,658             (74)               --
                                                                    ---------          ------           -------
Net Realized and Unrealized Gain (Loss) on Investments ........         6,257             (77)               52
                                                                    ---------          ------           -------
Increase (Decrease) in Net Assets Resulting from Operations ...     $  17,921          $  (10)          $ 4,065
                                                                    =========          ======           =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  + INCLUDES INCOME FROM SECURITIES LENDING PROGRAM (SEE NOTE 6).
(1) SEE NOTE 3.
(2) COMMENCED OPERATIONS ON NOVEMBER 2, 2004.
(3) COMMENCED OPERATIONS ON OCTOBER 12, 2004.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

86                               1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                                                            CALIFORNIA
                                                                    U.S. GOVERNMENT      DIVERSIFIED         TAX-FREE
                                                                     MONEY MARKET       MONEY MARKET       MONEY MARKET
                                                                         FUND               FUND               FUND
                                                                    ---------------     --------------     --------------
Interest Income ...............................................         $ 4,007            $32,251            $ 3,996
Income from Investments in Affiliated Funds ...................              --                 --                 --
                                                                        -------            -------            -------
           Total Investment Income ............................           4,007             32,251              3,996
                                                                        -------            -------            -------
Expenses:
   Investment Adviser Fee .....................................             655              4,957                774
   Shareholder Servicing Fees Fiduciary Shares ................             452              2,563                273
   Shareholder Servicing Fees Class A Shares ..................              48                674                329
   Shareholder Servicing Fees Class B Shares ..................               2                 --                 --
   Administrative Fee .........................................             436              3,305                516
   Custodian Fees .............................................              22                165                 26
   Trustees Fees ..............................................               8                 51                  9
   Distribution Fees Class A Shares ...........................              48                674                329
   Distribution Fees Class B Shares ...........................               5                 --                 --
   Distribution Fees Class C Shares ...........................              --                 --                 --
   Distribution Fees Class S Shares ...........................              96              1,968                 93
   Transfer Agent Fees ........................................              41                 95                 34
   Printing Fees ..............................................              23                151                 36
   Professional Fees ..........................................              20                128                 22
   Registration Fees ..........................................              18                114                 17
   Insurance Fees .............................................              --                 --                 --
   Miscellaneous Fees .........................................              14                101                 19
                                                                        -------            -------            -------
           Total Expenses .....................................           1,888             14,946              2,477
                                                                        -------            -------            -------
    Less: Waivers and Reduction of Expenses
           Investment Adviser Fees ............................              --                 --               (253)
           Reimbursement by Adviser ...........................              --                 --                 --
           Shareholder Servicing Fees .........................            (500)            (3,236)              (602)
           Administrative Fees ................................             (55)              (413)               (64)
           Reduction of Expenses (1) ..........................             (29)               (20)               (20)
                                                                        -------            -------            -------
   Total Waivers and Reduction of Expenses ...................             (584)            (3,669)              (939)
                                                                        -------            -------            -------
Total Net Expenses ............................................           1,304             11,277              1,538
                                                                        -------            -------            -------
Net Investment Income .........................................           2,703             20,974              2,458
                                                                        -------            -------            -------
Net Realized Gain (Loss) on Investments .......................              (1)                (2)                --
Change in Unrealized Appreciation (Depreciation) on Investments              --                 --                 --
                                                                        -------            -------            -------
Net Realized and Unrealized Gain (Loss) on Investments ........              (1)                (2)                --
                                                                        -------            -------            -------
Increase (Decrease) in Net Assets Resulting from Operations ...         $ 2,702            $20,972            $ 2,458
                                                                        =======            =======            =======


                                                                     CAPITAL         GROWTH &        INCOME
                                                                      GROWTH          INCOME          PLUS
                                                                    ALLOCATION      ALLOCATION     ALLOCATION
                                                                     FUND (3)        FUND (3)       FUND (3)
                                                                    ----------      ------------   ------------
Interest Income ...............................................       $   --          $   --         $   --
Income from Investments in Affiliated Funds ...................           13              17              1
                                                                      ------          ------         ------
           Total Investment Income ............................           13              17              1
                                                                      ------          ------         ------
Expenses:
   Investment Adviser Fee .....................................            4               4             --
   Shareholder Servicing Fees Fiduciary Shares ................           --              --             --
   Shareholder Servicing Fees Class A Shares ..................            1               1             --
   Shareholder Servicing Fees Class B Shares ..................           --              --             --
   Administrative Fee .........................................           18              18             17
   Custodian Fees .............................................           --              --             --
   Trustees Fees ..............................................           --              --             --
   Distribution Fees Class A Shares ...........................            1               1             --
   Distribution Fees Class B Shares ...........................           --              --             --
   Distribution Fees Class C Shares ...........................            1               2             --
   Distribution Fees Class S Shares ...........................           --              --             --
   Transfer Agent Fees ........................................            1              --             --
   Printing Fees ..............................................            1               1              1
   Professional Fees ..........................................            1               1              1
   Registration Fees ..........................................           --              --             --
   Insurance Fees .............................................           --              --             --
   Miscellaneous Fees .........................................            1               1              1
                                                                      ------          ------         ------
           Total Expenses .....................................           29              29             20
                                                                      ------          ------         ------
   Less: Waivers and Reduction of Expenses
           Investment Adviser Fees ............................           (3)             (4)            --
           Reimbursement by Adviser ...........................           --              --             (3)
           Shareholder Servicing Fees .........................           (1)             (1)            --
           Administrative Fees ................................          (18)            (18)           (17)
           Reduction of Expenses (1) ..........................           --              --             --
                                                                      ------          ------         ------
   Total Waivers and Reduction of Expenses ....................          (22)            (23)           (20)
                                                                      ------          ------         ------
Total Net Expenses ............................................            7               6             --
                                                                      ------          ------         ------
Net Investment Income .........................................            6              11              1
                                                                      ------          ------         ------
Net Realized Gain (Loss) on Investments .......................           74              48              3
Change in Unrealized Appreciation (Depreciation) on Investments          (29)            (23)            (1)
                                                                      ------          ------         ------
Net Realized and Unrealized Gain (Loss) on Investments ........           45              25              2
                                                                      ------          ------         ------
Increase (Decrease) in Net Assets Resulting from Operations ...       $   51          $   36         $    3
                                                                      ======          ======         ======

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED) AND FOR THE YEAR OR PERIOD ENDED JULY 31, 2004

                                                                      LARGE CAP GROWTH              VALUE MOMENTUM
                                                                            FUND                         FUND
                                                                  -------------------------    -------------------------
                                                                    08/01/04     08/01/03        08/01/04      08/01/03
                                                                  TO 01/31/05   TO 07/31/04    TO 01/31/05   TO 07/31/04
                                                                  -------------------------    -------------------------
Investment Activities:
    Net Investment Income (Loss) ..............................   $       655   $      (465)   $     3,229   $     5,090
    Net Realized Gain (Loss) on Investments ...................         1,868        12,900         13,840        40,668
    Net Realized Gain on Option Contracts .....................            --            --            100           136
    Net Realized Loss on Foreign Currency Transactions ........            --            --             --            --
    Change in Unrealized Appreciation (Depreciation) on
       Investments and Options ................................         8,722        (4,253)        23,357        13,554
                                                                  -----------   -----------    -----------   -----------
Net Increase (Decrease) in Net Assets Resulting From Operations        11,245         8,182         40,526        59,448
                                                                  -----------   -----------    -----------   -----------

Dividends and Distributions to Shareholders:
    Net Investment Income:
       Fiduciary Shares .......................................          (420)           --         (3,192)       (4,871)
       Class A Shares .........................................           (18)           --           (191)         (305)
       Class B Shares .........................................            --            --            (37)          (39
       Class C Shares .........................................            --            --             (4)           (4
    Capital Gains:
       Fiduciary Shares .......................................            --            --        (31,807)      (17,256
       Class A Shares .........................................            --            --         (2,244)       (1,354
       Class B Shares .........................................            --            --           (724)         (409
       Class C Shares .........................................            --            --            (76)          (42
                                                                  -----------   -----------    -----------   -----------
          Total Dividends and Distributions ...................          (438)           --        (38,275)      (24,280)
                                                                  -----------   -----------    -----------   -----------
Change in Net Assets ..........................................        10,807         8,182          2,251        35,168
                                                                  -----------   -----------    -----------   -----------

Share Transactions: (1)
    Fiduciary Shares:
       Proceeds from Shares Issued ............................         6,899        28,888+        29,267        75,281
       Reinvestment of Dividends, Distributions and
          Return of Capital ...................................           285            --         32,696        19,803
       Cost of Shares Redeemed ................................       (26,336)      (60,165)       (41,362)      (87,468)
       Redemption Fees ........................................            --           553             --            --
                                                                  -----------   -----------    -----------   -----------
          Total Fiduciary Share Transactions ..................       (19,152)      (30,724)        20,601         7,616
                                                                  -----------   -----------    -----------   -----------

    Class A Shares:
       Proceeds from Shares Issued ............................           664         5,356+         1,932         5,126
       Reinvestment of Dividends, Distributions and
          Return of Capital ...................................            16            --          2,192         1,464
       Cost of Shares Redeemed ................................        (2,786)       (6,096)        (4,072)       (7,809)
       Redemption Fees ........................................             1            76              8            --
                                                                  -----------   -----------    -----------   -----------
          Total Class A Share Transactions ....................        (2,105)         (664)            60        (1,219)
                                                                  -----------   -----------    -----------   -----------

    Class B Shares:
       Proceeds from Shares Issued ............................            65         1,269+            82         1,118
       Reinvestment of Dividends and Distributions ............            --            --            733           435
       Cost of Shares Redeemed ................................        (1,086)       (2,162)          (709)       (1,220)
       Redemption Fees ........................................            --            40             --            --
                                                                  -----------   -----------    -----------   -----------
          Total Class B Share Transactions ....................        (1,021)         (853)           106           333
                                                                  -----------   -----------    -----------   -----------

    Class C Shares (2):
       Proceeds from Shares Issued ............................           153           639+           184           195
       Reinvestment of Dividends and Distributions ............            --            --             64            33
       Cost of Shares Redeemed ................................          (204)         (333)           (48)         (285)
       Redemption Fees ........................................            --             6             --            --
                                                                  -----------   -----------    -----------   -----------
          Total Class C Share Transactions ....................           (51)          312            200           (57)
                                                                  -----------   -----------    -----------   -----------
Net Increase (Decrease) in Net Assets From Share Transactions .       (22,329)      (31,929)        20,967         6,673
                                                                  -----------   -----------    -----------   -----------
          Total Increase (Decrease) in Net Assets .............       (11,522)      (23,747)        23,218        41,841
                                                                  -----------   -----------    -----------   -----------

Net Assets:
    Beginning of Period .......................................       168,073       191,820        428,115       386,274
                                                                  -----------   -----------    -----------   -----------
    End of Period .............................................   $   156,551   $   168,073    $   451,333   $   428,115
                                                                  ===========   ===========    ===========   ===========
Undistributed Net Investment Income
    (Distributions in Excess of Net Investment Income) ........   $       217   $        --    $       (69)  $       126
                                                                  ===========   ===========    ===========   ===========


                                                                       LARGE CAP VALUE
                                                                            FUND
                                                                  -------------------------
                                                                   08/01/04      08/01/03
                                                                  TO 01/31/05   TO 07/31/04
                                                                  -------------------------
Investment Activities:
    Net Investment Income (Loss) ..............................   $       743   $     1,039
    Net Realized Gain (Loss) on Investments ...................         6,095        13,762
    Net Realized Gain on Option Contracts .....................            --            --
    Net Realized Loss on Foreign Currency Transactions ........            --            --
    Change in Unrealized Appreciation (Depreciation) on
       Investments and Options ................................         9,253         5,516
                                                                  -----------   -----------
Net Increase (Decrease) in Net Assets Resulting From Operations        16,091        20,317
                                                                  -----------   -----------

Dividends and Distributions to Shareholders:
    Net Investment Income:
       Fiduciary Shares .......................................          (607)         (798)
       Class A Shares .........................................          (222)         (245)
       Class B Shares .........................................           (11)           (7)
       Class C Shares .........................................            (9)           (3)
    Capital Gains:
       Fiduciary Shares .......................................            --            --
       Class A Shares .........................................            --            --
       Class B Shares .........................................            --            --
       Class C Shares .........................................            --            --
                                                                  -----------   -----------
          Total Dividends and Distributions ...................          (849)       (1,053)
                                                                  -----------   -----------
Change in Net Assets ..........................................        15,242        19,264
                                                                  -----------   -----------

Share Transactions: (1)
    Fiduciary Shares:
       Proceeds from Shares Issued ............................         9,051        23,702
       Reinvestment of Dividends, Distributions and
          Return of Capital ...................................           378           462
       Cost of Shares Redeemed ................................       (10,216)      (15,593)
       Redemption Fees ........................................            --            --
                                                                  -----------   -----------
          Total Fiduciary Share Transactions ..................          (787)        8,571
                                                                  -----------   -----------

    Class A Shares:
       Proceeds from Shares Issued ............................        13,241         4,381
       Reinvestment of Dividends, Distributions and
          Return of Capital ...................................           207           235
       Cost of Shares Redeemed ................................        (3,532)       (5,709)
       Redemption Fees ........................................             6            --
                                                                  -----------   -----------
          Total Class A Share Transactions ....................         9,922        (1,093)
                                                                  -----------   -----------

    Class B Shares:
       Proceeds from Shares Issued ............................           199         1,455
       Reinvestment of Dividends and Distributions ............             9             6
       Cost of Shares Redeemed ................................          (199)         (264)
       Redemption Fees ........................................            --            --
                                                                  -----------   -----------
          Total Class B Share Transactions ....................             9         1,197
                                                                  -----------   -----------

    Class C Shares (2):
       Proceeds from Shares Issued ............................         1,361         1,531
       Reinvestment of Dividends and Distributions ............             8             3
       Cost of Shares Redeemed ................................          (135)          (13)
       Redemption Fees ........................................            --            --
                                                                  -----------   -----------
          Total Class C Share Transactions ....................         1,234         1,521
                                                                  -----------   -----------
Net Increase (Decrease) in Net Assets From Share Transactions .        10,378        10,196
                                                                  -----------   -----------
          Total Increase (Decrease) in Net Assets .............        25,620        29,460
                                                                  -----------   -----------

Net Assets:
    Beginning of Period .......................................       126,032        96,572
                                                                  -----------   -----------
    End of Period .............................................   $   151,652   $   126,032
                                                                  ===========   ===========
Undistributed Net Investment Income
    (Distributions in Excess of Net Investment Income) ........   $       (55)  $        51
                                                                  ===========   ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  + SUBSCRIPTIONS INCLUDE A CAPITAL INFUSION OF $99,244 FROM THE ADMINISTRATOR
    (SEE NOTE 3).
(1) FOR SHARE TRANSACTIONS, SEE NOTE 11.
(2) CLASS C SHARES COMMENCED OPERATIONS ON NOVEMBER 28, 2003 FOR THE CORE EQUITY FUND.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

88                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                         CORE EQUITY                   BALANCED
                                                                            FUND                         FUND
                                                                  -------------------------    -------------------------
                                                                   08/01/04      08/01/03       08/01/04      08/01/03
                                                                  TO 01/31/05   TO 07/31/04    TO 01/31/05   TO 07/31/04
                                                                  -------------------------    -------------------------
Investment Activities:
    Net Investment Income (Loss) ..............................   $     1,006   $       460    $     1,417   $     1,709
    Net Realized Gain (Loss) on Investments ...................         2,347         4,005          1,633         9,876
    Net Realized Gain on Option Contracts .....................            --            --             --            --
    Net Realized Loss on Foreign Currency Transactions ........            --            --             --            --
    Change in Unrealized Appreciation (Depreciation) on
       Investments and Options ................................         4,542         7,362          3,619        (1,341)
                                                                  -----------   -----------    -----------   -----------
Net Increase (Decrease) in Net Assets Resulting From Operations         7,895        11,827          6,669        10,244
                                                                  -----------   -----------    -----------   -----------

Dividends and Distributions to Shareholders:
    Net Investment Income:
       Fiduciary Shares .......................................        (1,009)         (479)        (1,343)       (1,582)
       Class A Shares .........................................           (23)           (8)           (76)          (78)
       Class B Shares .........................................           (17)           (1)           (31)          (20)
       Class C Shares .........................................            (2)           --             (2)           (1)
    Capital Gains:
       Fiduciary Shares .......................................            --            --             --            --
       Class A Shares .........................................            --            --             --            --
       Class B Shares .........................................            --            --             --            --
       Class C Shares .........................................            --            --             --            --
                                                                  -----------   -----------    -----------   -----------
          Total Dividends and Distributions ...................        (1,051)         (488)        (1,452)       (1,681)
                                                                  -----------   -----------    -----------   -----------
Change in Net Assets ..........................................         6,844        11,339          5,217         8,563
                                                                  -----------   -----------    -----------   -----------

Share Transactions: (1)
    Fiduciary Shares:
       Proceeds from Shares Issued ............................         4,586        19,620          6,775        25,365
       Reinvestment of Dividends, Distributions and
          Return of Capital ...................................           216           131          1,302         1,538
       Cost of Shares Redeemed ................................       (17,579)      (32,197)       (21,254)      (31,206)
       Redemption Fees ........................................            --            --             --            --
                                                                  -----------   -----------    -----------   -----------
          Total Fiduciary Share Transactions ..................       (12,777)      (12,446)       (13,177)       (4,303)
                                                                  -----------   -----------    -----------   -----------

    Class A Shares:
       Proceeds from Shares Issued ............................           149         1,390            188           966
       Reinvestment of Dividends, Distributions and
          Return of Capital ...................................            21             8             73            76
       Cost of Shares Redeemed ................................        (1,030)       (1,305)          (521)       (1,633)
       Redemption Fees ........................................            --            --             --            --
                                                                  -----------   -----------    -----------   -----------
          Total Class A Share Transactions ....................          (860)           93           (260)         (591)
                                                                  -----------   -----------    -----------   -----------

    Class B Shares:
       Proceeds from Shares Issued ............................             5           299             85           432
       Reinvestment of Dividends and Distributions ............            17             1             29            19
       Cost of Shares Redeemed ................................          (238)         (422)          (669)         (601)
       Redemption Fees ........................................            --            --             --            --
                                                                  -----------   -----------    -----------   -----------
          Total Class B Share Transactions ....................          (216)         (122)          (555)         (150)
                                                                  -----------   -----------    -----------   -----------

    Class C Shares (2):
       Proceeds from Shares Issued ............................             5           283             46           210
       Reinvestment of Dividends and Distributions ............             1            --              3             1
       Cost of Shares Redeemed ................................            --            (1)           (28)          (31)
       Redemption Fees ........................................            --            --             --            --
                                                                  -----------   -----------    -----------   -----------
          Total Class C Share Transactions ....................             6           282             21           180
                                                                  -----------   -----------    -----------   -----------
Net Increase (Decrease) in Net Assets From Share Transactions .       (13,847)      (12,193)       (13,971)       (4,864)
                                                                  -----------   -----------    -----------   -----------
          Total Increase (Decrease) in Net Assets .............        (7,003)         (854)        (8,754)        3,699
                                                                  -----------   -----------    -----------   -----------

Net Assets:
    Beginning of Period .......................................       120,517       121,371        130,418       126,719
                                                                  -----------   -----------    -----------   -----------
    End of Period .............................................   $   113,514   $   120,517    $   121,664   $   130,418
                                                                  ===========   ===========    ===========   ===========
Undistributed Net Investment Income
    (Distributions in Excess of Net Investment Income) ........   $       (50)  $        (5)   $        11   $        46
                                                                  ===========   ===========    ===========   ===========


                                                                        SMALL CAP GROWTH            SMALL CAP VALUE
                                                                             FUND                          FUND
                                                                  -------------------------    -------------------------
                                                                    08/01/04      08/01/03       08/01/04     08/01/03
                                                                  TO 01/31/05   TO 07/31/04    TO 01/31/05   TO 07/31/04
                                                                  -------------------------    -------------------------
Investment Activities:
    Net Investment Income (Loss) ..............................   $      (215)  $      (428)   $       309   $        71
    Net Realized Gain (Loss) on Investments ...................           (77)          724          4,864        13,910
    Net Realized Gain on Option Contracts .....................            --            --             --            --
    Net Realized Loss on Foreign Currency Transactions ........            --            --             --            (2)
    Change in Unrealized Appreciation (Depreciation) on
       Investments and Options ................................         4,887        (1,690)        18,769        10,458
                                                                  -----------   -----------    -----------   -----------
Net Increase (Decrease) in Net Assets Resulting From Operations         4,595        (1,394)        23,942        24,437
                                                                  -----------   -----------    -----------   -----------

Dividends and Distributions to Shareholders:
    Net Investment Income:
       Fiduciary Shares .......................................            --            --           (126)         (448)
       Class A Shares .........................................            --            --            (31)         (118)
       Class B Shares .........................................            --            --             (5)          (23)
       Class C Shares .........................................            --            --             (6)          (10)
    Capital Gains:
       Fiduciary Shares .......................................           (40)         (343)        (6,654)       (1,235)
       Class A Shares .........................................            (6)          (80)        (2,402)         (403)
       Class B Shares .........................................            (1)           (5)          (900)         (194)
       Class C Shares .........................................            (2)          (13)          (907)          (71)
                                                                  -----------   -----------    -----------   -----------
          Total Dividends and Distributions ...................           (49)         (441)       (11,031)       (2,502)
                                                                  -----------   -----------    -----------   -----------
Change in Net Assets ..........................................         4,546        (1,835)        12,911        21,935
                                                                  -----------   -----------    -----------   -----------

Share Transactions: (1)
    Fiduciary Shares:
       Proceeds from Shares Issued ............................         2,249        25,907         18,291        31,292
       Reinvestment of Dividends, Distributions and
          Return of Capital ...................................            37           319          6,181         1,367
       Cost of Shares Redeemed ................................        (6,722)       (4,665)       (16,729)      (25,050)
       Redemption Fees ........................................            --            --             --            --
                                                                  -----------   -----------    -----------   -----------
          Total Fiduciary Share Transactions ..................        (4,436)       21,561          7,743         7,609
                                                                  -----------   -----------    -----------   -----------

    Class A Shares:
       Proceeds from Shares Issued ............................           239         2,364          7,144        21,489
       Reinvestment of Dividends, Distributions and
          Return of Capital ...................................             6            75          2,052           423
       Cost of Shares Redeemed ................................          (424)       (2,978)        (6,398)      (13,603)
       Redemption Fees ........................................            --            --             --            --
                                                                  -----------   -----------    -----------   -----------
          Total Class A Share Transactions ....................          (179)         (539)         2,798         8,309
                                                                  -----------   -----------    -----------   -----------

    Class B Shares:
       Proceeds from Shares Issued ............................            --           520            179         2,612
       Reinvestment of Dividends and Distributions ............             1             5            833           197
       Cost of Shares Redeemed ................................           (71)          (45)        (1,050)       (2,273)
       Redemption Fees ........................................            --            --             --            --
                                                                  -----------   -----------    -----------   -----------
          Total Class B Share Transactions ....................           (70)          480            (38)          536
                                                                  -----------   -----------    -----------   -----------

    Class C Shares (2):
       Proceeds from Shares Issued ............................            74           572          3,654         8,447
       Reinvestment of Dividends and Distributions ............             1            12            683            77
       Cost of Shares Redeemed ................................          (141)          (55)          (701)         (564)
       Redemption Fees ........................................            --            --             --            --
                                                                  -----------   -----------    -----------   -----------
          Total Class C Share Transactions ....................           (66)          529          3,636         7,960
                                                                  -----------   -----------    -----------   -----------
Net Increase (Decrease) in Net Assets From Share Transactions .        (4,751)       22,031         14,139        24,414
                                                                  -----------   -----------    -----------   -----------
          Total Increase (Decrease) in Net Assets .............          (205)       20,196         27,050        46,349
                                                                  -----------   -----------    -----------   -----------

Net Assets:
    Beginning of Period .......................................        32,077        11,881        163,847       117,498
                                                                  -----------   -----------    -----------   -----------
    End of Period .............................................   $    31,872   $    32,077    $   190,897   $   163,847
                                                                  ===========   ===========    ===========   ===========
Undistributed Net Investment Income
    (Distributions in Excess of Net Investment Income) ........   $      (215)  $        --    $       141   $        --
                                                                  ===========   ===========    ===========   ===========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           89

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED) AND FOR THE YEAR OR PERIOD ENDED JULY 31, 2004

                                                                       CALIFORNIA INTERMEDIATE        NATIONAL INTERMEDIATE
                                                                            TAX-FREE BOND                 TAX-FREE BOND
                                                                                 FUND                          FUND
                                                                      --------------------------    --------------------------
                                                                       08/01/04       08/01/03       08/01/04       08/01/03
                                                                      TO 01/31/05    TO 07/31/04    TO 01/31/05    TO 07/31/04
                                                                      -----------    -----------    -----------    -----------
Investment Activities:
    Net Investment Income .........................................   $     3,441    $     7,831    $     2,045    $     4,348
    Net Realized Gain (Loss) on Investments .......................           488          2,002            129            740
    Change in Unrealized Appreciation (Depreciation) on Investments         1,415         (1,701)           (44)        (2,268)
                                                                      -----------    -----------    -----------    -----------
Net Increase (Decrease) in Net Assets Resulting From Operations ...         5,344          8,132          2,130          2,820
                                                                      -----------    -----------    -----------    -----------
Dividends and Distributions to Shareholders:
    Net Investment Income:
       Fiduciary Shares ...........................................        (2,275)        (4,960)        (1,966)        (4,146)
       Class A Shares .............................................        (1,079)        (2,670)           (89)          (127)
       Class B Shares .............................................          (101)          (241)            --             --
       Class C Shares .............................................            (9)            (4)            --             --
       Class S Shares .............................................            --             --             --             --
    Capital Gains:
       Fiduciary Shares ...........................................        (1,140)          (252)          (729)           (10)
       Class A Shares .............................................          (583)          (153)           (36)            --
       Class B Shares .............................................           (70)           (17)            --             --
       Class C Shares .............................................            (6)            --             --             --
                                                                      -----------    -----------    -----------    -----------
          Total Dividends and Distributions .......................        (5,263)        (8,297)        (2,820)        (4,283)
                                                                      -----------    -----------    -----------    -----------
Change in Net Assets ..............................................            81           (165)          (690)        (1,463)
                                                                      -----------    -----------    -----------    -----------
Share Transactions: (1)
    Fiduciary Shares:
       Conversion of the:
          UBOC Municipal Bond Fund (2) ............................            --             --             --         47,618
       Proceeds from Shares Issued ................................         8,764         21,780          2,167          4,710
       Reinvestment of Dividends and Distributions ................         1,271          1,036            705             23
       Cost of Shares Redeemed ....................................       (13,193)       (41,139)        (4,488)       (25,916)
                                                                      -----------    -----------    -----------    -----------
          Total Fiduciary Share Transactions ......................        (3,158)       (18,323)        (1,616)        26,435
                                                                      -----------    -----------    -----------    -----------
    Class A Shares:
       Proceeds from Shares Issued ................................         2,994          7,985            740          3,688
       Reinvestment of Dividends and Distributions ................         1,203          2,059             74             72
       Cost of Shares Redeemed ....................................        (6,807)       (38,988)          (886)        (1,705)
                                                                      -----------    -----------    -----------    -----------
          Total Class A Share Transactions ........................        (2,610)       (28,944)           (72)         2,055
                                                                      -----------    -----------    -----------    -----------
    Class B Shares:
       Proceeds from Shares Issued ................................            --            464             --             --
       Reinvestment of Dividends and Distributions ................           131            190             --             --
       Cost of Shares Redeemed ....................................          (671)        (2,852)            --             --
                                                                      -----------    -----------    -----------    -----------
          Total Class B Share Transactions ........................          (540)        (2,198)            --             --
                                                                      -----------    -----------    -----------    -----------
    Class C Shares (3):
       Proceeds from Shares Issued ................................           100            543             --             --
       Reinvestment of Dividends ..................................            15              4             --             --
       Cost of Shares Redeemed ....................................            --             --             --             --
                                                                      -----------    -----------    -----------    -----------
          Total Class C Share Transactions ........................           115            547             --             --
                                                                      -----------    -----------    -----------    -----------
    Class S Shares:
       Proceeds from Shares Issued ................................            --             --             --             --
       Reinvestment of Dividends ..................................            --             --             --             --
       Cost of Shares Redeemed ....................................            --             --             --             --
                                                                      -----------    -----------    -----------    -----------
          Total Class S Share Transactions ........................            --             --             --             --
                                                                      -----------    -----------    -----------    -----------
Net Increase (Decrease) in Net Assets From Share Transactions .....        (6,193)       (48,918)        (1,688)        28,490
                                                                      -----------    -----------    -----------    -----------
          Total Increase (Decrease) in Net Assets .................        (6,112)       (49,083)        (2,378)        27,027
                                                                      -----------    -----------    -----------    -----------
Net Assets:
    Beginning of Period ...........................................       191,252        240,335        102,419         75,392
                                                                      -----------    -----------    -----------    -----------
    End of Period .................................................   $   185,140    $   191,252    $   100,041    $   102,419
                                                                      ===========    ===========    ===========    ===========
Undistributed Net Investment Income (Distributions in Excess of
   Net Investment Income) .........................................   $       165    $       188    $       159    $       169
                                                                      ===========    ===========    ===========    ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) FOR SHARE TRANSACTIONS, SEE NOTE 11.
(2) SEE NOTE 9.
(3) CLASS C SHARES COMMENCED OPERATIONS ON NOVEMBER 28, 2003 FOR THE CALIFORNIA INTERMEDIATE TAX-FREE BOND, THE NATIONAL INTERMEDIATE TAX-FREE BOND, AND THE BOND FUND. CLASS C SHARES COMMENCED OPERATIONS ON NOVEMBER 30, 2004 FOR THE SHORT TERM BOND FUND.
(4) COMMENCEMENT OF OPERATIONS.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

90                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]


                                                                                                    SHORT TERM
                                                                                 BOND                  BOND
                                                                                 FUND                  FUND
                                                                      --------------------------    ------------
                                                                       08/01/04       08/01/03      11/02/04 (4)
                                                                      TO 01/31/05    TO 07/31/04     TO 1/31/05
                                                                      --------------------------    ------------
Investment Activities:
    Net Investment Income .........................................   $    11,664    $    24,458    $         67
    Net Realized Gain (Loss) on Investments .......................         1,599          2,539              (3)
    Change in Unrealized Appreciation (Depreciation) on Investments         4,658         (1,153)            (74)
                                                                      -----------    -----------    ------------
Net Increase (Decrease) in Net Assets Resulting From Operations ...        17,921         25,844             (10)
                                                                      -----------    -----------    ------------
Dividends and Distributions to Shareholders:
    Net Investment Income:
       Fiduciary Shares ...........................................       (10,835)       (22,544)            (55)
       Class A Shares .............................................        (1,093)        (2,334)             --
       Class B Shares .............................................          (182)          (418)             --
       Class C Shares .............................................            --             --              --
       Class S Shares .............................................            --             --              --
    Capital Gains:
       Fiduciary Shares ...........................................            --             --              --
       Class A Shares .............................................            --             --              --
       Class B Shares .............................................            --             --              --
       Class C Shares .............................................            --             --              --
                                                                      -----------    -----------    ------------
          Total Dividends and Distributions .......................       (12,110)       (25,296)            (55)
                                                                      -----------    -----------    ------------
Change in Net Assets ..............................................         5,811            548             (65)
                                                                      -----------    -----------    ------------
Share Transactions: (1)
    Fiduciary Shares:
       Conversion of the:
          UBOC Municipal Bond Fund (2) ............................            --             --              --
       Proceeds from Shares Issued ................................        33,526         76,226          18,776
       Reinvestment of Dividends and Distributions ................         5,418         11,296              13
       Cost of Shares Redeemed ....................................       (45,379)      (142,334)           (124)
                                                                      -----------    -----------    ------------
          Total Fiduciary Share Transactions ......................        (6,435)       (54,812)         18,665
                                                                      -----------    -----------    ------------
    Class A Shares:
       Proceeds from Shares Issued ................................         2,623          7,568              96
       Reinvestment of Dividends and Distributions ................           728          1,526              --
       Cost of Shares Redeemed ....................................        (3,791)       (18,662)             --
                                                                      -----------    -----------    ------------
          Total Class A Share Transactions ........................          (440)        (9,568)             96
                                                                      -----------    -----------    ------------
    Class B Shares:
       Proceeds from Shares Issued ................................           127            714              --
       Reinvestment of Dividends and Distributions ................           142            308              --
       Cost of Shares Redeemed ....................................        (1,068)        (3,606)             --
                                                                      -----------    -----------    ------------
          Total Class B Share Transactions ........................          (799)        (2,584)             --
                                                                      -----------    -----------    ------------
    Class C Shares (3):
       Proceeds from Shares Issued ................................            10             38              --
       Reinvestment of Dividends ..................................            --             --              --
       Cost of Shares Redeemed ....................................            (1)           (24)             --
                                                                      -----------    -----------    ------------
          Total Class C Share Transactions ........................             9             14              --
                                                                      -----------    -----------    ------------
    Class S Shares:
       Proceeds from Shares Issued ................................            --             --              --
       Reinvestment of Dividends ..................................            --             --              --
       Cost of Shares Redeemed ....................................            --             --              --
                                                                      -----------    -----------    ------------
          Total Class S Share Transactions ........................            --             --              --
                                                                      -----------    -----------    ------------
Net Increase (Decrease) in Net Assets From Share Transactions .....        (7,665)       (66,950)         18,761
                                                                      -----------    -----------    ------------
          Total Increase (Decrease) in Net Assets .................        (1,854)       (66,402)         18,696
                                                                      -----------    -----------    ------------
Net Assets:
    Beginning of Period ...........................................       508,039        574,441              --
                                                                      -----------    -----------    ------------
    End of Period .................................................   $   506,185    $   508,039    $     18,696
                                                                      ===========    ===========    ============
Undistributed Net Investment Income (Distributions in Excess of
   Net Investment Income) .........................................   $       110    $       556    $         12
                                                                      ===========    ===========    ============


                                                                          100% U.S. TREASURY             U.S. GOVERNMENT
                                                                             MONEY MARKET                  MONEY MARKET
                                                                                 FUND                          FUND
                                                                      --------------------------    --------------------------
                                                                       08/01/04       08/01/03       08/01/04       08/01/03
                                                                      TO 01/31/05    TO 07/31/04    TO 01/31/05    TO 07/31/04
                                                                      -----------    -----------    -----------    -----------
Investment Activities:
    Net Investment Income .........................................   $     4,013    $     2,810    $     2,703    $     2,736
    Net Realized Gain (Loss) on Investments .......................            52             21             (1)            --
    Change in Unrealized Appreciation (Depreciation) on Investments            --             --             --             --
                                                                      -----------    -----------    -----------    -----------
Net Increase (Decrease) in Net Assets Resulting From Operations ...         4,065          2,831          2,702          2,736
                                                                      -----------    -----------    -----------    -----------
Dividends and Distributions to Shareholders:
    Net Investment Income:
       Fiduciary Shares ...........................................        (2,465)        (2,379)        (2,366)        (2,584)
       Class A Shares .............................................          (749)          (445)          (200)          (123)
       Class B Shares .............................................            --             --             (2)            (1)
       Class C Shares .............................................            --             --             --             --
       Class S Shares .............................................          (800)          (250)          (135)           (28)
    Capital Gains:
       Fiduciary Shares ...........................................            --             --             --             --
       Class A Shares .............................................            --             --             --             --
       Class B Shares .............................................            --             --             --             --
       Class C Shares .............................................            --             --             --             --
                                                                      -----------    -----------    -----------    -----------
          Total Dividends and Distributions .......................        (4,014)        (3,074)        (2,703)        (2,736)
                                                                      -----------    -----------    -----------    -----------
Change in Net Assets ..............................................            51           (243)            (1)            --
                                                                      -----------    -----------    -----------    -----------
Share Transactions: (1)
    Fiduciary Shares:
       Conversion of the:
          UBOC Municipal Bond Fund (2) ............................            --             --             --             --
       Proceeds from Shares Issued ................................     1,553,657      2,040,049      1,356,862      2,781,841
       Reinvestment of Dividends and Distributions ................           115            105             59             52
       Cost of Shares Redeemed ....................................    (1,597,629)    (2,153,114)    (1,423,200)    (2,966,230)
                                                                      -----------    -----------    -----------    -----------
          Total Fiduciary Share Transactions ......................       (43,857)      (112,960)       (66,279)      (184,337)
                                                                      -----------    -----------    -----------    -----------
    Class A Shares:
       Proceeds from Shares Issued ................................       182,826        457,861         20,728         53,832
       Reinvestment of Dividends and Distributions ................           748            445            199            123
       Cost of Shares Redeemed ....................................      (188,660)      (480,928)       (28,220)       (46,334)
                                                                      -----------    -----------    -----------    -----------
          Total Class A Share Transactions ........................        (5,086)       (22,622)        (7,293)         7,621
                                                                      -----------    -----------    -----------    -----------
    Class B Shares:
       Proceeds from Shares Issued ................................            --             --            154            671
       Reinvestment of Dividends and Distributions ................            --             --              2              1
       Cost of Shares Redeemed ....................................            --             --           (608)        (1,243)
                                                                      -----------    -----------    -----------    -----------
          Total Class B Share Transactions ........................            --             --           (452)          (571)
                                                                      -----------    -----------    -----------    -----------
    Class C Shares (3):
       Proceeds from Shares Issued ................................            --             --             --             --
       Reinvestment of Dividends ..................................            --             --             --             --
       Cost of Shares Redeemed ....................................            --             --             --             --
                                                                      -----------    -----------    -----------    -----------
          Total Class C Share Transactions ........................            --             --             --             --
                                                                      -----------    -----------    -----------    -----------
    Class S Shares:
       Proceeds from Shares Issued ................................       440,625      1,047,322        149,927        296,462
       Reinvestment of Dividends ..................................           800            249            135             28
       Cost of Shares Redeemed ....................................      (453,625)    (1,165,831)      (147,654)      (324,807)
                                                                      -----------    -----------    -----------    -----------
          Total Class S Share Transactions ........................       (12,200)      (118,260)         2,408        (28,317)
                                                                      -----------    -----------    -----------    -----------
Net Increase (Decrease) in Net Assets From Share Transactions .....       (61,143)      (253,842)       (71,616)      (205,604)
                                                                      -----------    -----------    -----------    -----------
          Total Increase (Decrease) in Net Assets .................       (61,092)      (254,085)       (71,617)      (205,604)
                                                                      -----------    -----------    -----------    -----------
Net Assets:
    Beginning of Period ...........................................       844,805      1,098,890        463,402        669,006
                                                                      -----------    -----------    -----------    -----------
    End of Period .................................................   $   783,713    $   844,805    $   391,785    $   463,402
                                                                      ===========    ===========    ===========    ===========
Undistributed Net Investment Income (Distributions in Excess of
   Net Investment Income) .........................................   $        --    $         1    $        (1)   $        (1)
                                                                      ===========    ===========    ===========    ===========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED) AND FOR THE YEAR OR PERIOD ENDED JULY 31, 2004

                                                                                DIVERSIFIED               CALIFORNIA TAX-FREE
                                                                                MONEY MARKET                 MONEY MARKET
                                                                                    FUND                         FUND
                                                                         --------------------------    --------------------------
                                                                          08/01/04       08/01/03       08/01/04       08/01/03
                                                                         TO 01/31/05    TO 07/31/04    TO 01/31/05    TO 07/31/04
                                                                         -----------    -----------    -----------    -----------
Investment Activities:
    Net Investment Income ............................................   $    20,974    $    15,770    $     2,458    $     2,180
    Net Realized Gain (Loss) on Investments ..........................            (2)            13             --              2
    Change in Unrealized Depreciation on Investments .................            --             --             --             --
                                                                         -----------    -----------    -----------    -----------
Net Increase in Net Assets Resulting From Operations .................        20,972         15,783          2,458          2,182
                                                                         -----------    -----------    -----------    -----------
Dividends to Shareholders:
    Net Investment Income:
       Fiduciary Shares ..............................................       (14,659)       (12,892)        (1,219)        (1,314)
       Class A Shares ................................................        (3,178)        (2,283)        (1,140)          (834)
       Class C Shares ................................................            --             --             --             --
       Class S Shares ................................................        (3,138)          (728)           (99)           (30)
                                                                         -----------    -----------    -----------    -----------
          Total Dividends ............................................       (20,975)       (15,903)        (2,458)        (2,178)
                                                                         -----------    -----------    -----------    -----------
Change in Net Assets .................................................            (3)          (120)            --              4
                                                                         -----------    -----------    -----------    -----------
Share Transactions: (1)
    Fiduciary Shares:
       Proceeds from Shares Issued ...................................     2,688,769      4,737,665        262,985        338,586
       Reinvestment of Dividends and Distributions ...................         2,771          2,530             --             --
       Cost of Shares Redeemed .......................................    (2,499,886)    (4,580,627)      (249,335)      (386,378)
                                                                         -----------    -----------    -----------    -----------
          Total Fiduciary Share Transactions .........................       191,654        159,568         13,650        (47,792)
                                                                         -----------    -----------    -----------    -----------
    Class A Shares:
       Proceeds from Shares Issued ...................................       271,668        458,464        172,106        392,111
       Reinvestment of Dividends and Distributions ...................         3,138          2,263          1,185            833
       Cost of Shares Redeemed .......................................      (298,624)      (551,831)      (166,454)      (389,632)
                                                                         -----------    -----------    -----------    -----------
          Total Class A Share Transactions ...........................       (23,818)       (91,104)         6,837          3,312
                                                                         -----------    -----------    -----------    -----------
    Class C Shares:
       Proceeds from Shares Issued ...................................            --             --             --             --
       Reinvestment of Dividends .....................................            --             --             --             --
       Cost of Shares Redeemed .......................................            --             --             --             --
                                                                         -----------    -----------    -----------    -----------
          Total Class C Share Transactions ...........................            --             --             --             --
                                                                         -----------    -----------    -----------    -----------
    Class S Shares:
       Proceeds from Shares Issued ...................................     1,353,342      2,518,055         77,984        211,746
       Reinvestment of Dividends .....................................         3,138            728             99             30
       Cost of Shares Redeemed .......................................    (1,467,867)    (2,753,599)       (75,415)      (222,556)
                                                                         -----------    -----------    -----------    -----------
          Total Class S Share Transactions ...........................      (111,387)      (234,816)         2,668        (10,780)
                                                                         -----------    -----------    -----------    -----------
Net Increase (Decrease) in Net Assets From Share Transactions ........        56,449       (166,352)        23,155        (55,260)
                                                                         -----------    -----------    -----------    -----------
    Total Increase (Decrease) in Net Assets ..........................        56,446       (166,472)        23,155        (55,256)
                                                                         -----------    -----------    -----------    -----------
Net Assets:
    Beginning of Period ..............................................     3,333,537      3,500,009        513,070        568,326
                                                                         -----------    -----------    -----------    -----------
    End of Period ....................................................   $ 3,389,983    $ 3,333,537    $   536,225    $   513,070
                                                                         ===========    ===========    ===========    ===========
       Undistributed Net Investment Income (Distributions in Excess of
          Net Investment Income) .....................................   $        (1)   $        --    $         2    $         2
                                                                         ===========    ===========    ===========    ===========

       AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
       (1) FOR SHARE TRANSACTIONS, SEE NOTE 11.
       (2) COMMENCEMENT OF OPERATIONS.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

92                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                         CAPITAL GROWTH    GROWTH & INCOME    INCOME PLUS
                                                                           ALLOCATION        ALLOCATION        ALLOCATION
                                                                              FUND              FUND              FUND
                                                                          -------------    ---------------    ------------
                                                                          10/12/04 (2)      10/12/04 (2)      10/12/04 (2)
                                                                          TO 01/31/05        TO 01/31/05      TO 01/31/05
                                                                          -------------    ---------------    ------------
Investment Activities:
    Net Investment Income ............................................   $            6    $            11    $          1
    Net Realized Gain (Loss) on Investments ..........................               74                 48               3
    Change in Unrealized Depreciation on Investments .................              (29)               (23)             (1)
                                                                          -------------    ---------------    ------------
Net Increase in Net Assets Resulting From Operations .................               51                 36               3
                                                                          -------------    ---------------    ------------
Dividends to Shareholders:
    Net Investment Income:
       Fiduciary Shares ..............................................               --                 --              --
       Class A Shares ................................................               (6)                (8)             (1)
       Class C Shares ................................................               (2)                (2)             --
       Class S Shares ................................................               --                 --              --
                                                                          -------------    ---------------    ------------
          Total Dividends ............................................               (8)               (10)             (1)
                                                                          -------------    ---------------    ------------
Change in Net Assets .................................................               43                 26               2
                                                                          -------------    ---------------    ------------
Share Transactions: (1)
    Fiduciary Shares:
       Proceeds from Shares Issued ...................................               --                 --              --
       Reinvestment of Dividends and Distributions ...................               --                 --              --
       Cost of Shares Redeemed .......................................               --                 --              --
                                                                          -------------    ---------------    ------------
          Total Fiduciary Share Transactions .........................               --                 --              --
                                                                          -------------    ---------------    ------------
    Class A Shares:
       Proceeds from Shares Issued ...................................            3,149              3,295             277
       Reinvestment of Dividends and Distributions ...................                5                  7              --
       Cost of Shares Redeemed .......................................               --                 --              --
                                                                          -------------    ---------------    ------------
          Total Class A Share Transactions ...........................            3,154              3,302             277
                                                                          -------------    ---------------    ------------
    Class C Shares:
       Proceeds from Shares Issued ...................................            1,075              1,415              14
       Reinvestment of Dividends .....................................                1                  2              --
       Cost of Shares Redeemed .......................................               --                 (1)             --
                                                                          -------------    ---------------    ------------
          Total Class C Share Transactions ...........................            1,076              1,416              14
                                                                          -------------    ---------------    ------------
    Class S Shares:
       Proceeds from Shares Issued ...................................               --                 --              --
       Reinvestment of Dividends .....................................               --                 --              --
       Cost of Shares Redeemed .......................................               --                 --              --
                                                                          -------------    ---------------    ------------
          Total Class S Share Transactions ...........................               --                 --              --
                                                                          -------------    ---------------    ------------
Net Increase (Decrease) in Net Assets From Share Transactions ........            4,230              4,718             291
                                                                          -------------    ---------------    ------------
    Total Increase (Decrease) in Net Assets ..........................            4,273              4,744             293
                                                                          -------------    ---------------    ------------
Net Assets:
    Beginning of Period ..............................................               --                 --              --
                                                                          -------------    ---------------    ------------
    End of Period ....................................................   $        4,273    $         4,744    $        293
                                                                         ==============    ===============    ============
       Undistributed Net Investment Income (Distributions in Excess of
          Net Investment Income) .....................................   $           (2)   $             1    $         --
                                                                         ==============    ===============    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31,

                                                                     DIVIDENDS AND
                          INVESTMENT ACTIVITIES                      DISTRIBUTIONS
                      -----------------------------              ----------------------
              NET
             ASSET                    NET REALIZED                                           TOTAL
             VALUE,       NET        AND UNREALIZED    TOTAL        NET                      FROM
           BEGINNING  INVESTMENT     GAIN (LOSS) ON     FROM     INVESTMENT    CAPITAL   DIVIDENDS AND  REDEMPTION
           OF PERIOD  INCOME (LOSS)   INVESTMENTS    OPERATIONS    INCOME       GAINS    DISTRIBUTIONS     FEES
------------------------------------------------------------------------------------------------------------------
---------------------
LARGE CAP GROWTH FUND
---------------------

  FIDUCIARY SHARES
  2005+*    $  7.50      $ 0.034        $  0.492      $  0.526    $ (0.026)    $    --      $(0.026)      $   --
  2004+        7.25       (0.012)          0.236         0.224          --          --           --        0.026
  2003+        6.53        0.003           0.722         0.725      (0.005)++       --       (0.005)          --
  2002+        8.68       (0.004)         (2.146)       (2.150)         --          --           --           --
  2001        18.62       (0.061)         (7.684)       (7.745)         --      (2.195)      (2.195)          --
  2000        18.39           --           2.030         2.030          --      (1.800)      (1.800)          --

  CLASS A SHARES
  2005+*    $  7.39      $ 0.024        $  0.484      $  0.508    $ (0.008)    $    --      $(0.008)      $   --
  2004+        7.15       (0.031)          0.243         0.212          --          --           --        0.028
  2003+        6.47       (0.014)          0.694         0.680          --++        --           --           --
  2002+        8.61       (0.022)         (2.118)       (2.140)         --          --           --           --
  2001        18.53       (0.093)         (7.632)       (7.725)         --      (2.195)      (2.195)          --
  2000        18.35           --           1.980         1.980          --      (1.800)      (1.800)          --

  CLASS B SHARES
  2005+*    $  7.04      $(0.001)       $  0.461      $  0.460    $     --     $    --      $    --       $   --
  2004+        6.86       (0.077)          0.231         0.154          --          --           --        0.026
  2003+        6.24       (0.053)          0.673         0.620          --          --           --           --
  2002+        8.36       (0.069)         (2.051)       (2.120)         --          --           --           --
  2001        18.19       (0.168)         (7.467)       (7.635)         --      (2.195)      (2.195)          --
  2000        18.15           --           1.840         1.840          --      (1.800)      (1.800)          --

  CLASS C SHARES
  2005+*    $  7.05      $(0.001)       $  0.451      $  0.450    $     --     $    --      $    --       $   --
  2004+        6.87       (0.078)          0.227         0.149          --          --           --        0.031
  2003+        6.24       (0.055)          0.685         0.630          --          --           --           --
  2002+        8.37       (0.069)         (2.061)       (2.130)         --          --           --           --
  2001        18.19       (0.160)         (7.465)       (7.625)         --      (2.195)      (2.195)          --
  2000 (1)    19.43           --           0.560         0.560          --      (1.800)      (1.800)          --

-------------------
VALUE MOMENTUM FUND
-------------------

  FIDUCIARY SHARES
  2005+*    $ 22.58      $ 0.173        $  1.992      $  2.165    $ (0.183)    $(1.862)     $(2.045)      $   --
  2004+       20.72        0.277           2.899         3.176      (0.284)     (1.032)      (1.316)          --
  2003+       20.05        0.273           1.583         1.856      (0.264)     (0.922)      (1.186)          --
  2002+       27.00        0.254          (5.404)       (5.150)     (0.247)     (1.553)      (1.800)          --
  2001        29.10        0.245          (0.411)       (0.166)     (0.252)     (1.682)      (1.934)          --
  2000        29.56        0.256           1.002         1.258      (0.255)     (1.463)      (1.718)          --

  CLASS A SHARES
  2005+*    $ 22.56      $ 0.143        $  1.984      $  2.127    $ (0.155)    $(1.862)     $(2.017)      $   --
  2004+       20.71        0.221           2.890         3.111      (0.229)     (1.032)      (1.261)          --
  2003+       20.04        0.225           1.584         1.809      (0.217)     (0.922)      (1.139)          --
  2002+       26.99        0.195          (5.401)       (5.206)     (0.191)     (1.553)      (1.744)          --
  2001        29.09        0.160          (0.394)       (0.234)     (0.184)     (1.682)      (1.866)          --
  2000        29.55        0.196           0.993         1.189      (0.186)     (1.463)      (1.649)          --

  CLASS B SHARES
  2005+*    $ 22.35      $ 0.066        $  1.969      $  2.035    $ (0.093)    $(1.862)     $(1.955)      $   --
  2004+       20.54        0.076           2.862         2.938      (0.096)     (1.032)      (1.128)          --
  2003+       19.90        0.101           1.565         1.666      (0.104)     (0.922)      (1.026)          --
  2002+       26.81        0.038          (5.341)       (5.303)     (0.054)     (1.553)      (1.607)          --
  2001        28.95       (0.013)         (0.411)       (0.424)     (0.034)     (1.682)      (1.716)          --
  2000        29.46        0.032           0.950         0.982      (0.029)     (1.463)      (1.492)          --

  CLASS C SHARES
  2005+*    $ 22.32      $ 0.065        $  1.973      $  2.038    $ (0.096)    $(1.862)     $(1.958)      $   --
  2004+       20.51        0.077           2.862         2.939      (0.097)     (1.032)      (1.129)          --
  2003+       19.87        0.102           1.563         1.665      (0.103)     (0.922)      (1.025)          --
  2002+       26.80        0.037          (5.359)       (5.322)     (0.055)     (1.553)      (1.608)          --
  2001        28.94       (0.093)         (0.329)       (0.422)     (0.036)     (1.682)      (1.718)          --
  2000 (1)    29.50        0.128           0.819         0.947      (0.044)     (1.463)      (1.507)          --


                                                                RATIO
                                                             OF EXPENSES
                                                             TO AVERAGE       RATIO OF
                NET                    NET                   NET ASSETS         NET
               ASSET                 ASSETS,      RATIO       EXCLUDING      INVESTMENT
              VALUE,                   END     OF EXPENSES   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
                END       TOTAL     OF PERIOD  TO AVERAGE   AND REDUCTION    TO AVERAGE   TURNOVER
             OF PERIOD  RETURN***     (000)    NET ASSETS    OF EXPENSES     NET ASSETS     RATE
---------------------------------------------------------------------------------------------------
---------------------
LARGE CAP GROWTH FUND
---------------------

  FIDUCIARY SHARES
  2005+*      $  8.00       7.01%   $ 127,383     0.93%         1.15%          0.88%          42%
  2004+          7.50       3.45      137,682     0.94          1.13          (0.15)          93
  2003+          7.25      11.11      161,181     0.94          1.12           0.05           57
  2002+          6.53     (24.77)     156,663     0.93          1.10          (0.05)         105
  2001           8.68     (45.71)     279,625     0.92          1.11          (0.46)          26
  2000          18.62      11.13      722,376     0.92          1.09          (0.32)          67

  CLASS A SHARES
  2005+*      $  7.89       6.87%   $  17,977     1.18%         1.40%          0.63%          42%
  2004+          7.39       3.36       18,845     1.19          1.38          (0.40)          93
  2003+          7.15      10.51       18,858     1.20          1.37          (0.22)          57
  2002+          6.47     (24.85)      12,214     1.18          1.35          (0.28)         105
  2001           8.61     (45.83)      24,223     1.17          1.36          (0.71)          26
  2000          18.53      10.87       54,199     1.17          1.34          (0.60)          67

  CLASS B SHARES
  2005+*      $  7.50       6.53%     $ 9,598     1.83%         1.90%         (0.03)%         42%
  2004+          7.04       2.62       10,003     1.84          1.88          (1.05)          93
  2003+          6.86       9.94       10,558     1.85          1.87          (0.85)          57
  2002+          6.24     (25.36)      10,322     1.83          1.86          (0.94)         105
  2001           8.36     (46.23)      14,450     1.82          1.86          (1.35)          26
  2000          18.19      10.18       24,407     1.82          1.84          (1.26)          67

  CLASS C SHARES
  2005+*      $  7.50       6.38%     $ 1,593     1.83%         1.90%         (0.01)%         42%
  2004+          7.05       2.62        1,543     1.84          1.88          (1.05)          93
  2003+          6.87      10.10        1,223     1.85          1.87          (0.87)          57
  2002+          6.24     (25.45)         736     1.83          1.86          (0.94)         105
  2001           8.37     (46.17)         817     1.82          1.86          (1.35)          26
  2000 (1)      18.19       2.92          817     1.82**        1.84**        (1.46)**        67

-------------------
VALUE MOMENTUM FUND
-------------------

  FIDUCIARY SHARES
  2005+*      $ 22.70       9.55%   $ 412,327     0.92%         1.12%          1.48%           6%
  2004+         22.58      15.69      389,658     0.92          1.11           1.25           20
  2003+         20.72      10.00      350,151     0.94          1.11           1.44            6
  2002+         20.05     (20.06)     355,004     0.93          1.10           1.06           12
  2001          27.00      (0.55)     482,337     0.92          1.10           0.85            3
  2000          29.10       4.47      619,618     0.90          1.09           0.88            3

  CLASS A SHARES
  2005+*      $ 22.67       9.38%   $  28,666     1.17%         1.37%          1.22%           6%
  2004+         22.56      15.36       28,461     1.17          1.36           1.00           20
  2003+         20.71       9.74       27,208     1.19          1.36           1.18            6
  2002+         20.04     (20.25)      26,595     1.18          1.35           0.81           12
  2001          26.99      (0.80)      42,466     1.17          1.35           0.59            3
  2000          29.09       4.23       40,930     1.15          1.34           0.62            3

  CLASS B SHARES
  2005+*      $ 22.43       9.04%   $   9,357     1.82%         1.87%          0.58%           6%
  2004+         22.35      14.59        9,208     1.82          1.86           0.35           20
  2003+         20.54       9.00        8,139     1.84          1.86           0.54            6
  2002+         19.90     (20.71)       8,427     1.83          1.85           0.16           12
  2001          26.81      (1.48)      10,292     1.82          1.85          (0.05)           3
  2000          28.95       3.50        8,336     1.82          1.84          (0.06)           3

  CLASS C SHARES
  2005+*      $ 22.40       9.07%   $     983     1.82%         1.87%          0.56%           6%
  2004+         22.32      14.62          788     1.82          1.86           0.35           20
  2003+         20.51       9.01          776     1.84          1.86           0.54            6
  2002+         19.87     (20.79)         845     1.83          1.85           0.15           12
  2001          26.80      (1.47)       1,038     1.82          1.85          (0.06)           3
  2000 (1)      28.94       3.37          568     1.82**        1.84**        (0.21)**         3

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

94                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                       DIVIDENDS AND
                            INVESTMENT ACTIVITIES                      DISTRIBUTIONS
                        -----------------------------              --------------------
                NET
               ASSET                    NET REALIZED                                          TOTAL
              VALUE,         NET       AND UNREALIZED    TOTAL        NET                     FROM
             BEGINNING   INVESTMENT    GAIN (LOSS) ON     FROM     INVESTMENT   CAPITAL   DIVIDENDS AND
             OF PERIOD  INCOME (LOSS)   INVESTMENTS    OPERATIONS    INCOME      GAINS    DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------
--------------------
LARGE CAP VALUE FUND
--------------------

  FIDUCIARY SHARES
  2005+*      $ 10.41      $ 0.066        $  1.216      $ 1.282     $(0.072)    $    --     $ (0.072)
  2004+          8.74        0.100           1.670        1.770      (0.100)         --       (0.100)
  2003+          8.25        0.105           0.484        0.589      (0.099)         --       (0.099)
  2002+         11.04        0.123          (2.790)      (2.667)     (0.123)         --       (0.123)
  2001          12.35        0.129          (0.438)      (0.309)     (0.127)     (0.874)      (1.001)
  2000          17.78        0.227          (1.864)      (1.637)     (0.228)     (3.565)      (3.793)

  CLASS A SHARES
  2005+*      $ 10.43      $ 0.051        $  1.230      $ 1.281     $(0.061)    $    --     $ (0.061)
  2004+          8.76        0.075           1.671        1.746      (0.076)         --       (0.076)
  2003+          8.26        0.085           0.495        0.580      (0.080)         --       (0.080)
  2002+         11.06        0.096          (2.796)      (2.700)     (0.100)         --       (0.100)
  2001          12.38        0.097          (0.445)      (0.348)     (0.098)     (0.874)      (0.972)
  2000          17.81        0.210          (1.882)      (1.672)     (0.193)     (3.565)      (3.758)

  CLASS B SHARES
  2005+*      $ 10.31      $ 0.015        $  1.207      $ 1.222     $(0.032)    $    --     $ (0.032)
  2004+          8.67        0.010           1.653        1.663      (0.023)         --       (0.023)
  2003+          8.19        0.032           0.488        0.520      (0.040)         --       (0.040)
  2002+         10.97        0.032          (2.764)      (2.732)     (0.048)         --       (0.048)
  2001          12.30        0.020          (0.442)      (0.422)     (0.034)     (0.874)      (0.908)
  2000          17.74        0.101          (1.864)      (1.763)     (0.112)     (3.565)      (3.677)

  CLASS C SHARES
  2005+*      $ 10.28      $ 0.014        $  1.210      $ 1.224     $(0.034)    $    --     $ (0.034)
  2004+          8.65        0.010           1.649        1.659      (0.029)         --       (0.029)
  2003+          8.18        0.035           0.480        0.515      (0.045)         --       (0.045)
  2002+         10.96        0.028          (2.757)      (2.729)     (0.051)         --       (0.051)
  2001          12.29        0.004          (0.428)      (0.424)     (0.032)     (0.874)      (0.906)
  2000 (1)      16.51        0.062          (0.643)      (0.581)     (0.074)     (3.565)      (3.639)

----------------
CORE EQUITY FUND
----------------

  FIDUCIARY SHARES
  2005+*      $  7.36      $ 0.066        $  0.433      $ 0.499     $(0.069)    $    --     $ (0.069)
  2004+          6.73        0.029           0.630        0.659      (0.029)         --       (0.029)
  2003+          6.22        0.055           0.508        0.563      (0.053)         --       (0.053)
  2002+          8.26        0.045          (2.042)      (1.997)     (0.043)         --       (0.043)
  2001           9.76        0.044          (1.495)      (1.451)     (0.047)     (0.002)      (0.049)
  2000 (2)      10.00        0.012          (0.243)      (0.231)     (0.009)         --       (0.009)

  CLASS A SHARES
  2005+*      $  7.34      $ 0.051        $  0.437      $ 0.488     $(0.058)    $    --     $ (0.058)
  2004+          6.72        0.010           0.626        0.636      (0.016)         --       (0.016)
  2003+          6.21        0.037           0.512        0.549      (0.039)         --       (0.039)
  2002+          8.25        0.027          (2.041)      (2.014)     (0.026)         --       (0.026)
  2001           9.76        0.028          (1.507)      (1.479)     (0.029)     (0.002)      (0.031)
  2000 (3)       9.88        0.006          (0.119)      (0.113)     (0.007)         --       (0.007)

  CLASS B SHARES
  2005+*      $  7.23      $ 0.031        $  0.439      $ 0.470     $(0.040)    $    --     $ (0.040)
  2004+          6.66       (0.037)          0.609        0.572      (0.002)         --       (0.002)
  2003+          6.17       (0.001)          0.505        0.504      (0.014)         --       (0.014)
  2002+          8.22       (0.021)         (2.028)      (2.049)     (0.001)         --       (0.001)
  2001           9.75       (0.013)         (1.513)      (1.526)     (0.002)     (0.002)      (0.004)
  2000 (3)       9.88        0.004          (0.127)      (0.123)     (0.007)         --       (0.007)

  CLASS C SHARES
  2005+*      $  7.24      $ 0.031        $  0.429      $ 0.460     $(0.040)    $    --     $ (0.040)
  2004+ (4)      7.16       (0.030)          0.112        0.082      (0.002)         --       (0.002)

                                                               RATIO
                                                            OF EXPENSES
                                                            TO AVERAGE      RATIO OF
                NET                   NET                   NET ASSETS         NET
               ASSET                ASSETS,      RATIO       EXCLUDING     INVESTMENT
              VALUE,                  END     OF EXPENSES   FEE WAIVERS   INCOME (LOSS)   PORTFOLIO
                END       TOTAL    OF PERIOD  TO AVERAGE   AND REDUCTION   TO AVERAGE     TURNOVER
             OF PERIOD  RETURN***    (000)    NET ASSETS    OF EXPENSES    NET ASSETS       RATE
---------------------------------------------------------------------------------------------------
--------------------
LARGE CAP VALUE FUND
--------------------

  FIDUCIARY SHARES
  2005+*      $ 11.62     12.34%   $  96,637      0.92%        1.15%          1.18%           39%
  2004+         10.41     20.32       87,181      0.93         1.12           1.00            86
  2003+          8.74      7.26       65,363      0.93         1.11           1.30           337
  2002+          8.25    (24.31)      78,479      0.92         1.09           1.24           226
  2001          11.04     (2.90)     189,327      0.91         1.06           1.08           138
  2000          12.35     (9.67)     290,327      0.89         1.10           1.61            97

  CLASS A SHARES
  2005+*      $ 11.65     12.30%   $  47,668      1.17%        1.40%          0.92%           39%
  2004+         10.43     19.98       33,442      1.18         1.37           0.75            86
  2003+          8.76      7.12       29,036      1.18         1.36           1.05           337
  2002+          8.26    (24.55)      31,773      1.17         1.34           0.98           226
  2001          11.06     (3.22)      50,776      1.16         1.31           0.81           138
  2000          12.38     (9.86)      63,180      1.16         1.37           1.17            97

  CLASS B SHARES
  2005+*      $ 11.50     11.85%   $   4,068      1.82%        1.90%          0.27%           39%
  2004+         10.31     19.20        3,640      1.83         1.87           0.10            86
  2003+          8.67      6.41        2,005      1.83         1.86           0.40           337
  2002+          8.19    (24.97)       2,164      1.82         1.85           0.32           226
  2001          10.97     (3.84)       3,521      1.81         1.83           0.16           138
  2000          12.30    (10.50)       3,786      1.80         1.86           0.66            97

  CLASS C SHARES
  2005+*      $ 11.47     11.91%   $   3,279      1.82%        1.90%          0.26%           39%
  2004+         10.28     19.20        1,769      1.85         1.90           0.10            86
  2003+          8.65      6.36          168      1.83         1.86           0.43           337
  2002+          8.18    (24.97)          46      1.82         1.85           0.29           226
  2001          10.96     (3.86)          16      1.81         1.83           0.18           138
  2000 (1)      12.29     (4.10)          38      1.80**       1.86**         0.08**          97

----------------
CORE EQUITY FUND
----------------

  FIDUCIARY SHARES
  2005+*      $  7.79      6.80%   $ 107,018      0.93%        1.16%          1.73%           47%
  2004+          7.36      9.80      113,334      0.92         1.10           0.38           119
  2003+          6.73      9.15      115,045      0.92         1.09           0.89            71
  2002+          6.22    (24.25)     114,854      0.93         1.10           0.61            11
  2001           8.26    (14.91)      96,112      0.92         1.12           0.49            14
  2000 (2)       9.76     (2.31)      34,210      0.92**       1.09**         1.21**           3

  CLASS A SHARES
  2005+*      $  7.77      6.65%   $   2,977      1.18%        1.41%          1.34%           47%
  2004+          7.34      9.47        3,657      1.17         1.35           0.13           119
  2003+          6.72      8.91        3,233      1.16         1.34           0.61            71
  2002+          6.21    (24.46)       1,729      1.18         1.35           0.36            11
  2001           8.25    (15.19)       1,870      1.17         1.37           0.23            14
  2000 (3)       9.76     (1.14)          27      1.17**       1.34**         0.90**           3

  CLASS B SHARES
  2005+*      $  7.66      6.50%   $   3,219      1.83%        1.91%          0.84%           47%
  2004+          7.23      8.60        3,249      1.82         1.85          (0.52)          119
  2003+          6.66      8.20        3,093      1.82         1.84          (0.01)           71
  2002+          6.17    (24.93)       2,701      1.83         1.85          (0.29)           11
  2001           8.22    (15.66)       1,883      1.82         1.87          (0.44)           14
  2000 (3)       9.75     (1.24)         140      1.82**       1.84**         0.72**           3

  CLASS C SHARES
  2005+*      $  7.66      6.36%   $     300      1.83%        1.91%          0.83%           47%
  2004+ (4)      7.24      1.14          277      1.83**       1.88**        (0.60)**        119

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
   * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
  **  ANNUALIZED.
 *** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
   +  PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
  ++ FOR THE FIDUCIARY SHARES, REPRESENTS A $0.005 RETURN OF CAPITAL FOR TAX PURPOSES. FOR CLASS A, REPRESENTS A $0.0002 RETURN OF CAPITAL FOR TAX PURPOSES.
  (1) COMMENCED OPERATIONS ON NOVEMBER 30, 1999.
  (2) COMMENCED OPERATIONS ON MAY 31, 2000.
  (3) COMMENCED OPERATIONS ON JUNE 30, 2000.
  (4) COMMENCED OPERATIONS ON NOVEMBER 28, 2003.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           95

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31,

                                                                      DIVIDENDS AND
                            INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                        -----------------------------              --------------------
                NET
               ASSET                    NET REALIZED                                         TOTAL
              VALUE,         NET       AND UNREALIZED    TOTAL        NET                    FROM
             BEGINNING   INVESTMENT    GAIN (LOSS) ON     FROM     INVESTMENT  CAPITAL    DIVIDENDS AND
             OF PERIOD  INCOME (LOSS)   INVESTMENTS    OPERATIONS    INCOME     GAINS     DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

  FIDUCIARY SHARES
  2005+*      $ 12.90      $ 0.151        $  0.555      $ 0.706     $(0.156)   $     --     $ (0.156)
  2004+         12.10        0.171           0.796        0.967      (0.167)         --       (0.167)
  2003+         11.53        0.262           0.563        0.825      (0.255)         --       (0.255)
  2002+         14.03        0.296          (2.237)      (1.941)     (0.301)     (0.258)      (0.559)
  2001          15.74        0.331          (1.224)      (0.893)     (0.346)     (0.471)      (0.817)
  2000          17.21        0.431          (0.077)       0.354      (0.426)     (1.398)      (1.824)

  CLASS A SHARES
  2005+*      $ 12.88      $ 0.135        $  0.555      $ 0.690     $(0.140)   $     --     $ (0.140)
  2004+         12.09        0.138           0.787        0.925      (0.135)         --       (0.135)
  2003+         11.51        0.227           0.581        0.808      (0.228)         --       (0.228)
  2002+         14.01        0.262          (2.234)      (1.972)     (0.270)     (0.258)      (0.528)
  2001          15.73        0.290          (1.229)      (0.939)     (0.310)     (0.471)      (0.781)
  2000          17.20        0.391          (0.077)       0.314      (0.386)     (1.398)      (1.784)

  CLASS B SHARES
  2005+*      $ 12.85      $ 0.092        $  0.556      $ 0.648     $(0.098)   $     --     $ (0.098)
  2004+         12.06        0.054           0.791        0.845      (0.055)         --       (0.055)
  2003+         11.49        0.152           0.573        0.725      (0.155)         --       (0.155)
  2002+         13.99        0.177          (2.229)      (2.052)     (0.190)     (0.258)      (0.448)
  2001          15.70        0.200          (1.222)      (1.022)     (0.217)     (0.471)      (0.688)
  2000          17.18        0.288          (0.086)       0.202      (0.284)     (1.398)      (1.682)

  CLASS C SHARES
  2005+*      $ 12.84      $ 0.092        $  0.547      $ 0.639     $(0.099)   $     --     $ (0.099)
  2004+         12.06        0.053           0.789        0.842      (0.062)         --       (0.062)
  2003+         11.49        0.154           0.571        0.725      (0.155)         --       (0.155)
  2002+         13.99        0.175          (2.224)      (2.049)     (0.193)     (0.258)      (0.451)
  2001          15.71        0.210          (1.238)      (1.028)     (0.221)     (0.471)      (0.692)
  2000 (1)      17.07        0.153           0.042        0.195      (0.157)     (1.398)      (1.555)

---------------------
SMALL CAP GROWTH FUND
---------------------

  FIDUCIARY SHARES
  2005+*      $ 11.81      $(0.080)       $  1.900      $ 1.820     $    --    $ (0.020)    $ (0.020)
  2004+         11.74       (0.177)          0.439        0.262          --      (0.192)      (0.192)
  2003+ (2)     10.00       (0.034)          1.774        1.740          --          --           --

  CLASS A SHARES
  2005+*      $ 11.78      $(0.096)       $  1.896      $ 1.800     $    --    $ (0.020)    $ (0.020)
  2004+         11.74       (0.209)          0.441        0.232          --      (0.192)      (0.192)
  2003+ (2)     10.00       (0.040)          1.780        1.740          --          --           --

  CLASS B SHARES
  2005+*      $ 11.69      $(0.135)       $  1.885      $ 1.750     $    --    $ (0.020)    $ (0.020)
  2004+         11.73       (0.294)          0.446        0.152          --      (0.192)      (0.192)
  2003+ (2)     10.00       (0.056)          1.786        1.730          --          --           --

  CLASS C SHARES
  2005+*      $ 11.69      $(0.135)       $  1.885      $ 1.750     $    --    $ (0.020)    $ (0.020)
  2004+         11.73       (0.292)          0.444        0.152          --      (0.192)      (0.192)
  2003+ (2)     10.00       (0.058)          1.788        1.730          --          --           --


                                                              RATIO
                                                           OF EXPENSES
                                                            TO AVERAGE      RATIO OF
                NET                   NET                   NET ASSETS         NET
               ASSET                ASSETS,      RATIO       EXCLUDING     INVESTMENT
              VALUE,                  END     OF EXPENSES   FEE WAIVERS   INCOME (LOSS)   PORTFOLIO
                END       TOTAL    OF PERIOD  TO AVERAGE   AND REDUCTION   TO AVERAGE     TURNOVER
             OF PERIOD  RETURN***    (000)    NET ASSETS    OF EXPENSES    NET ASSETS       RATE
---------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

  FIDUCIARY SHARES
  2005+*      $ 13.45      5.50%   $ 110,109      0.93%        1.16%          2.27%          37%
  2004+         12.90      8.01      118,555      0.94         1.12           1.32           97
  2003+         12.10      7.30      115,067      0.94         1.12           2.29           55
  2002+         11.53    (14.24)     180,217      0.93         1.10           2.27           12
  2001          14.03     (5.85)     321,263      0.92         1.10           2.24           11
  2000          15.74      2.28      401,742      0.92         1.09           2.65           25
  CLASS A SHARES
  2005+*      $ 13.43      5.38%   $   7,212      1.18%        1.41%          2.04%          37%
  2004+         12.88      7.66        7,172      1.19         1.37           1.07           97
  2003+         12.09      7.15        7,280      1.20         1.37           1.98           55
  2002+         11.51    (14.47)       7,222      1.18         1.35           2.02           12
  2001          14.01     (6.15)       9,106      1.17         1.35           1.99           11
  2000          15.73      2.03       10,588      1.17         1.34           2.39           25

  CLASS B SHARES
  2005+*      $ 13.40      5.06%   $   3,981      1.83%        1.91%          1.39%          37%
  2004+         12.85      7.02        4,364      1.84         1.87           0.42           97
  2003+         12.06      6.39        4,235      1.85         1.87           1.33           55
  2002+         11.49    (15.02)       4,295      1.83         1.85           1.37           12
  2001          13.99     (6.69)       5,218      1.82         1.85           1.34           11
  2000          15.70      1.33        4,681      1.82         1.84           1.72           25

  CLASS C SHARES
  2005+*      $ 13.38      4.99%   $     362      1.83%        1.91%          1.39%          37%
  2004+         12.84      6.99          327      1.84         1.87           0.42           97
  2003+         12.06      6.39          137      1.85         1.87           1.35           55
  2002+         11.49    (15.00)         151      1.83         1.85           1.36           12
  2001          13.99     (6.72)         103      1.82         1.85           1.33           11
  2000 (1)      15.71      1.29           46      1.82**       1.84**         1.39**         25

---------------------
SMALL CAP GROWTH FUND
---------------------

  FIDUCIARY SHARES
  2005+*      $ 13.61     15.41%   $  26,348      1.47%        1.79%         (1.26)%         95%
  2004+         11.81      2.08       26,971      1.47         1.66          (1.35)         125
  2003+ (2)     11.74     17.40        7,238      1.49**       1.67**        (1.15)**        25

  CLASS A SHARES
  2005+*      $ 13.56     15.28%   $   3,990      1.72%        2.04%         (1.51)%         95%
  2004+         11.78      1.82        3,647      1.72         1.91          (1.60)         125
  2003+ (2)     11.74     17.40        4,097      1.75**       1.93**        (1.33)**        25

  CLASS B SHARES
  2005+*      $ 13.42     14.97%   $     518      2.37%        2.54%         (2.16)%         95%
  2004+         11.69      1.13          518      2.37         2.41          (2.25)         125
  2003+ (2)     11.73     17.30           90      2.40**       2.43**        (1.81)**        25

  CLASS C SHARES
  2005+*      $ 13.42     14.97%   $   1,016      2.37%        2.54%         (2.16)%         95%
  2004+         11.69      1.13          941      2.37         2.41          (2.25)         125
  2003+ (2)     11.73     17.30          456      2.40**       2.43**        (1.90)**        25

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

96                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]


                                                                      DIVIDENDS AND
                            INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                        -----------------------------              --------------------
                NET
               ASSET                    NET REALIZED                                            TOTAL
               VALUE,         NET      AND UNREALIZED     TOTAL       NET                        FROM
             BEGINNING   INVESTMENT    GAIN (LOSS) ON     FROM     INVESTMENT    CAPITAL    DIVIDENDS AND
             OF PERIOD  INCOME (LOSS)   INVESTMENTS    OPERATIONS    INCOME       GAINS     DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------
--------------------
SMALL CAP VALUE FUND
--------------------

  FIDUCIARY SHARES
  2005+*      $ 16.05      $ 0.052        $  2.280      $ 2.332     $ (0.019)    $(1.033)     $ (1.052)
  2004+         13.53        0.037           2.758        2.795       (0.072)     (0.203)       (0.275)
  2003+         11.25        0.074           2.227        2.301       (0.021)         --        (0.021)
  2002+         11.85        0.006          (0.022)      (0.016)          --      (0.584)       (0.584)
  2001          13.61        0.063          (0.536)      (0.473)      (0.047)     (1.240)       (1.287)
  2000          12.55        0.202           1.746        1.948       (0.251)++   (0.637)       (0.888)

  CLASS A SHARES
  2005+*      $ 15.82      $ 0.030        $  2.246      $ 2.276     $ (0.013)    $(1.033)     $ (1.046)
  2004+         13.36       (0.005)          2.726        2.721       (0.058)     (0.203)       (0.261)
  2003+         11.13        0.047           2.194        2.241       (0.011)         --        (0.011)
  2002+         11.76       (0.023)         (0.023)      (0.046)          --      (0.584)       (0.584)
  2001          13.53        0.138          (0.645)      (0.507)      (0.023)     (1.240)       (1.263)
  2000          12.52        0.222           1.677        1.899       (0.252)++   (0.637)       (0.889)

  CLASS B SHARES
  2005+*      $ 15.36      $(0.024)       $  2.173      $ 2.149     $ (0.006)    $(1.033)     $ (1.039)
  2004+         13.03       (0.101)          2.658        2.557       (0.024)     (0.203)       (0.227)
  2003+         10.93       (0.027)          2.127        2.100           --          --            --
  2002+         11.63       (0.095)         (0.021)      (0.116)          --      (0.584)       (0.584)
  2001          13.45        0.091          (0.671)      (0.580)          --      (1.240)       (1.240)
  2000          12.46        0.169           1.672        1.841       (0.214)++   (0.637)       (0.851)

  CLASS C SHARES
  2005+*      $ 15.31      $(0.022)       $  2.161      $ 2.139     $ (0.006)    $(1.033)     $ (1.039)
  2004+         12.99       (0.111)          2.662        2.551       (0.028)     (0.203)       (0.231)
  2003+         10.90       (0.026)          2.116        2.090           --          --            --
  2002+         11.60       (0.087)         (0.029)      (0.116)          --      (0.584)       (0.584)
  2001          13.43        0.043          (0.625)      (0.582)      (0.008)     (1.240)       (1.248)
  2000 (1)      12.48        0.325           1.516        1.841       (0.254)++   (0.637)       (0.891)

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

  FIDUCIARY SHARES
  2005+*      $ 10.32      $ 0.194        $  0.101      $ 0.295     $ (0.195)    $ (0.100)    $ (0.295)
  2004+         10.35        0.386          (0.006)       0.380       (0.390)      (0.020)      (0.410)
  2003+         10.48        0.387          (0.119)       0.268       (0.386)      (0.012)      (0.398)
  2002+         10.32        0.402           0.192        0.594       (0.400)      (0.034)      (0.434)
  2001           9.97        0.429           0.345        0.774       (0.424)          --       (0.424)
  2000           9.96        0.441           0.008        0.449       (0.439)          --       (0.439)

  CLASS A SHARES
  2005+*      $ 10.28      $ 0.180        $  0.102      $ 0.282     $ (0.182)    $ (0.100)    $ (0.282)
  2004+         10.31        0.358          (0.004)       0.354       (0.364)      (0.020)      (0.384)
  2003+         10.44        0.371          (0.118)       0.253       (0.371)      (0.012)      (0.383)
  2002+         10.28        0.401           0.193        0.594       (0.400)      (0.034)      (0.434)
  2001           9.94        0.422           0.342        0.764       (0.424)          --       (0.424)
  2000           9.93        0.426           0.023        0.449       (0.439)          --       (0.439)

  CLASS B SHARES
  2005+*      $ 10.28      $ 0.141        $  0.103      $ 0.244     $ (0.144)    $ (0.100)    $ (0.244)
  2004+         10.31        0.280          (0.004)       0.276       (0.286)      (0.020)      (0.306)
  2003+         10.44        0.280          (0.113)       0.167       (0.285)      (0.012)      (0.297)
  2002+         10.29        0.297           0.192        0.489       (0.305)      (0.034)      (0.339)
  2001           9.95        0.338           0.335        0.673       (0.333)          --       (0.333)
  2000 (1)       9.84        0.225           0.128        0.353       (0.243)          --       (0.243)

  CLASS C SHARES
  2005+*      $ 10.27      $ 0.154        $ 0.094       $ 0.248      $(0.158)    $(0.100)     $ (0.258)
  2004+ (3)     10.50        0.209         (0.201)        0.008       (0.218)     (0.020)       (0.238)


                                                               RATIO
                                                            OF EXPENSES
                                                            TO AVERAGE      RATIO OF
                NET                   NET                   NET ASSETS         NET
               ASSET                ASSETS,      RATIO       EXCLUDING     INVESTMENT
              VALUE,                  END     OF EXPENSES   FEE WAIVERS   INCOME (LOSS)   PORTFOLIO
                END       TOTAL    OF PERIOD  TO AVERAGE   AND REDUCTION   TO AVERAGE     TURNOVER
             OF PERIOD  RETURN***    (000)    NET ASSETS    OF EXPENSES    NET ASSETS       RATE
---------------------------------------------------------------------------------------------------
--------------------
SMALL CAP VALUE FUND
--------------------

  FIDUCIARY SHARES
  2005+*      $ 17.33     14.44%   $ 117,627      1.32%        1.54%          0.61%           13%
  2004+         16.05     20.72      101,687      1.32         1.50           0.23            20
  2003+         13.53     20.49       79,222      1.25         1.43           0.64            24
  2002+         11.25      0.10       63,399      1.35         1.52           0.05            99
  2001          11.85     (2.80)      78,869      1.44         1.55           0.27           215
  2000          13.61     16.43      134,616      1.34         1.51           0.69            57

  CLASS A SHARES
  2005+*      $ 17.05     14.30%   $  41,787      1.57%        1.79%          0.36%           13%
  2004+         15.82     20.43       36,155      1.57         1.75          (0.02)           20
  2003+         13.36     20.16       23,436      1.48         1.66           0.41            24
  2002+         11.13     (0.16)      15,708      1.60         1.77          (0.19)           99
  2001          11.76     (3.10)       9,496      1.69         1.80          (0.06)          215
  2000          13.53     16.06        8,280      1.55         1.71           0.53            57

  CLASS B SHARES
  2005+*      $ 16.47     13.89%   $  15,033      2.22%        2.29%         (0.29)%          13%
  2004+         15.36     19.68       14,079      2.22         2.25          (0.67)           20
  2003+         13.03     19.21       11,367      2.15         2.18          (0.24)           24
  2002+         10.93     (0.79)       9,047      2.25         2.27          (0.82)           99
  2001          11.63     (3.71)       6,081      2.29         2.31          (0.55)          215
  2000          13.45     15.63        4,477      2.22         2.24          (0.15)           57

  CLASS C SHARES
  2005+*      $ 16.41     13.87%   $  16,450      2.22%        2.29%         (0.27)%          13%
  2004+         15.31     19.70       11,926      2.26         2.30          (0.73)           20
  2003+         12.99     19.17        3,473      2.13         2.16          (0.23)           24
  2002+         10.90     (0.79)       2,007      2.25         2.23          (0.76)           99
  2001          11.60     (3.71)         671      2.29         2.31          (0.66)          215
  2000 (1)      13.43     15.64          362      2.22**       2.24**         0.07**          57

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

  FIDUCIARY SHARES
  2005+*      $ 10.32      2.87%   $ 117,381      0.50%        1.05%          3.69%            2%
  2004+         10.32      3.68      120,494      0.50         1.02           3.68             1
  2003+         10.35      2.55      139,051      0.49         1.02           3.65             3
  2002+         10.48      5.89      123,702      0.47         0.99           3.88             2
  2001          10.32      7.92      123,568      0.46         0.97           4.20            12
  2000           9.97      4.68      139,098      0.44         1.01           4.45            10

  CLASS A SHARES
  2005+*      $ 10.28      2.76%   $  60,188      0.75%        1.30%          3.44%            2%
  2004+         10.28      3.44       62,762      0.75         1.27           3.43             1
  2003+         10.31      2.41       91,632      0.64         1.27           3.51             3
  2002+         10.44      5.91       99,166      0.47         1.25           3.88             2
  2001          10.28      7.85       68,797      0.46         1.22           4.20            12
  2000           9.94      4.69       31,261      0.44         1.26           4.46            10

  CLASS B SHARES
  2005+*      $ 10.28      2.38%   $   6,909      1.50%        1.80%          2.69%            2%
  2004+         10.28      2.67        7,448      1.50         1.77           2.68             1
  2003+         10.31      1.58        9,652      1.49         1.77           2.65             3
  2002+         10.44      4.84        7,419      1.47         1.76           2.88             2
  2001          10.29      6.87        3,349      1.46         1.73           3.20            12
  2000 (1)       9.95      3.65          425      1.44**       1.76**         3.50**          10

  CLASS C SHARES
  2005+*      $ 10.26      2.42%   $     662      1.25%        1.55%          2.95%            2%
  2004+ (3)     10.27      0.07          548      1.25**       1.53**         3.00**           1

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 ** ANNUALIZED.
*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS
    FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
 ++ INCLUDES A $0.037 DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME.
(1) COMMENCED OPERATIONS ON NOVEMBER 30, 1999.
(2) COMMENCED OPERATIONS ON APRIL 28, 2003.
(3) COMMENCED OPERATIONS ON NOVEMBER 28, 2003.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                HIGHMARKFUNDS.COM                             97

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31,

                                                                                 DIVIDENDS AND
                                    INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                 --------------------------                ------------------------
                       NET
                      ASSET                   NET REALIZED                                                 TOTAL
                     VALUE,          NET     AND UNREALIZED     TOTAL          NET                         FROM
                    BEGINNING    INVESTMENT  GAIN (LOSS) ON     FROM       INVESTMENT      CAPITAL     DIVIDENDS AND
                    OF PERIOD      INCOME      INVESTMENTS    OPERATIONS     INCOME         GAINS      DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------
----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------

  FIDUCIARY SHARES
  2005+*             $11.52        $0.233       $ 0.010       $ 0.243      $(0.235)       $(0.088)      $(0.323)
  2004+               11.61         0.474        (0.106)        0.368       (0.457)        (0.001)       (0.458)
  2003+ (2)           11.56         0.357         0.040         0.397       (0.347)         --           (0.347)

  CLASS A SHARES
  2005+*             $11.52        $0.218       $ 0.010       $ 0.229      $(0.221)       $(0.088)      $(0.309)
  2004+               11.61         0.444        (0.104)        0.340       (0.429)        (0.001)       (0.430)
  2003+ (2)           11.56         0.334         0.037         0.371       (0.321)         --           (0.321)

  CLASS C SHARES
  2005+*             $11.54        $0.308       $ 0.059       $ 0.367      $(0.189)       $(0.088)      $(0.277)
  2004+ (4)           11.78         0.343        (0.315)        0.028       (0.267)        (0.001)       (0.268)

---------
BOND FUND
---------

  FIDUCIARY SHARES
  2005+*             $10.79        $0.252       $ 0.140       $ 0.392      $(0.262)       $    --       $(0.262)
  2004+               10.80         0.492         0.009         0.501       (0.511)            --        (0.511)
  2003+               10.68         0.566         0.124         0.690       (0.570)            --        (0.570)
  2002+               10.88         0.638        (0.204)        0.434       (0.634)            --        (0.634)
  2001                10.25         0.641         0.629         1.270       (0.640)            --        (0.640)
  2000                10.39         0.625        (0.139)        0.486       (0.626)            --        (0.626)

  CLASS A SHARES
  2005+*             $10.67        $0.236       $ 0.133       $ 0.369      $(0.249)       $    --       $(0.249)
  2004+               10.68         0.459         0.015         0.474       (0.484)            --        (0.484)
  2003+               10.57         0.541         0.122         0.663       (0.553)            --        (0.553)
  2002+               10.78         0.626        (0.202)        0.424       (0.634)            --        (0.634)
  2001                10.16         0.639         0.621         1.260       (0.640)            --        (0.640)
  2000                10.30         0.630        (0.144)        0.486       (0.626)            --        (0.626)
  CLASS B SHARES
  2005+*             $10.64        $0.196       $ 0.125       $ 0.321      $(0.211)       $    --       $(0.211)
  2004+               10.65         0.379         0.015         0.394       (0.404)            --        (0.404)
  2003+               10.54         0.449         0.127         0.576       (0.466)            --        (0.466)
  2002+               10.76         0.528        (0.209)        0.319       (0.539)            --        (0.539)
  2001 (1)            10.39         0.361         0.389         0.750       (0.380)            --        (0.380)
  CLASS C SHARES
  2005+*             $10.62        $0.211       $ 0.134       $ 0.345      $(0.225)       $    --       $(0.225)
  2004+ (4)           10.80         0.288        (0.158)        0.130       (0.310)            --        (0.310)

--------------------
SHORT TERM BOND FUND
--------------------

  FIDUCIARY SHARES
  2005+* (5)         $10.00        $0.061       $(0.082)      $(0.021)     $(0.049)       $    --       $(0.049)

  CLASS A SHARES
  2005+* (5)         $10.00        $0.055       $(0.070)      $(0.015)     $(0.045)       $    --       $(0.045)

  CLASS C SHARES
  2005+* (6)         $ 9.95        $0.071       $(0.031)      $ 0.040      $    --        $    --       $    --


                                                                              RATIO
                                                                           OF EXPENSES
                                                                           TO AVERAGE     RATIO OF
                        NET                        NET                     NET ASSETS        NET
                       ASSET                     ASSETS,       RATIO        EXCLUDING     INVESTMENT
                      VALUE,                       END      OF EXPENSES    FEE WAIVERS      INCOME     PORTFOLIO
                        END          TOTAL      OF PERIOD    TO AVERAGE   AND REDUCTION   TO AVERAGE   TURNOVER
                     OF PERIOD     RETURN***      (000)      NET ASSETS    OF EXPENSES    NET ASSETS     RATE
------------------------------------------------------------------------------------------------------------------
----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------

   FIDUCIARY SHARES
   2005+*              $11.44         2.11%      $ 95,447       0.28%         1.06%          3.99%          2%
   2004+                11.52         3.18         97,721       0.28          1.02           4.04           2
   2003+ (2)            11.61         3.42         72,718       0.28**        1.01**         3.85**         4

   CLASS A SHARES
   2005+*              $11.44         1.99%      $  4,594       0.53%         1.31%          3.74%          2%
   2004+                11.52         2.93          4,698       0.53          1.27           3.79           2
   2003+ (2)            11.61         3.20          2,674       0.53**        1.26**         3.59**         4

   CLASS C SHARES
   2005+*              $11.63         3.18%      $     --++     0.78%         0.83%          5.22%          2%
   2004+ (4)            11.54         0.23             --++     0.67**        0.67**         4.30**         2

---------
BOND FUND
---------

   FIDUCIARY SHARES
   2005+*              $10.92         3.66%      $450,131       0.75%         1.02%          4.58%          8%
   2004+                10.79         4.68        451,384       0.75          1.01           4.49          45
   2003+                10.80         6.51        505,755       0.74          0.99           5.15          58
   2002+                10.68         4.09        485,274       0.75          1.00           5.89          18
   2001                 10.88        12.73        533,310       0.75          0.98           6.05          19
   2000                 10.25         4.86        342,388       0.75          1.01           6.06          27

   CLASS A SHARES
   2005+*              $10.79         3.48%      $ 47,123       1.00%         1.27%          4.33%          8%
   2004+                10.67         4.47         47,039       1.00          1.26           4.24          45
   2003+                10.68         6.32         56,529       0.91          1.24           4.98          58
   2002+                10.57         4.03         52,683       0.75          1.25           5.86          18
   2001                 10.78        12.75         15,316       0.75          1.23           5.98          19
   2000                 10.16         4.90          6,183       0.75          1.26           6.11          27
   CLASS B SHARES
   2005+*              $10.75         3.03%      $  8,909       1.73%         1.77%          3.61%          8%
   2004+                10.64         3.71          9,603       1.73          1.76           3.51          45
   2003+                10.65         5.49         12,157       1.72          1.74           4.14          58
   2002+                10.54         3.03          8,209       1.73          1.75           4.95          18
   2001 (1)             10.76         7.32          2,278       1.73**        1.75**         4.29**        19
   CLASS C SHARES
   2005+*              $10.74         3.27%      $     22       1.48%         1.53%          3.89%          8%
   2004+ (4)            10.62         1.21             13       1.53**        1.58**         3.99**        45

--------------------
SHORT TERM BOND FUND
--------------------

   FIDUCIARY SHARES
   2005+* (5)           $9.93        (0.21)%     $ 18,600       0.66%**      1.62%**        2.51%**        1%

   CLASS A SHARES
   2005+* (5)           $9.94        (0.15)%     $     96       0.94%**      2.50%**        2.27%**        1%

   CLASS C SHARES
   2005+* (6)           $9.99         0.30%      $     --++     0.11%**      0.11%**        4.04%**        1%

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

98                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                                 DIVIDENDS AND
                                    INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                 --------------------------                ------------------------
                      NET
                     ASSET                     NET REALIZED                                               TOTAL
                     VALUE,         NET       AND UNREALIZED   TOTAL         NET                           FROM
                   BEGINNING     INVESTMENT      GAIN ON        FROM      INVESTMENT      CAPITAL     DIVIDENDS AND
                   OF PERIOD       INCOME      INVESTMENTS   OPERATIONS     INCOME         GAINS      DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------
------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------

   FIDUCIARY SHARES
   2005+*            $1.00         $0.006        $   --        $0.006       $(0.006)       $  --          $(0.006)
   2004+              1.00          0.005            --         0.005        (0.005)          --           (0.005)
   2003+              1.00          0.009            --         0.009        (0.009)          --           (0.009)
   2002+              1.00          0.019            --         0.019        (0.019)          --           (0.019)
   2001               1.00          0.050            --         0.050        (0.050)          --           (0.050)
   2000               1.00          0.049            --         0.049        (0.049)          --           (0.049)
   CLASS A SHARES
   2005+*            $1.00         $0.005        $   --        $0.005       $(0.005)       $  --          $(0.005)
   2004+              1.00          0.002            --         0.002        (0.002)          --           (0.002)
   2003+              1.00          0.006            --         0.006        (0.006)          --           (0.006)
   2002+              1.00          0.017            --         0.017        (0.017)          --           (0.017)
   2001               1.00          0.047            --         0.047        (0.047)          --           (0.047)
   2000               1.00          0.047            --         0.047        (0.047)          --           (0.047)
   CLASS S SHARES
   2005+*            $1.00         $0.003        $   --        $0.003       $(0.003)       $  --          $(0.003)
   2004+              1.00          0.001            --         0.001        (0.001)          --           (0.001)
   2003+              1.00          0.004            --         0.004        (0.004)          --           (0.004)
   2002+              1.00          0.014            --         0.014        (0.014)          --           (0.014)
   2001               1.00          0.044            --         0.044        (0.044)          --           (0.044)
   2000 (3)           1.00          0.037            --         0.037        (0.037)          --           (0.037)

---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------

   FIDUCIARY SHARES
   2005+*            $1.00         $0.007        $   --        $0.007       $(0.007)       $  --          $(0.007)
   2004+              1.00          0.006            --         0.006        (0.006)          --           (0.006)
   2003+              1.00          0.009            --         0.009        (0.009)          --           (0.009)
   2002+              1.00          0.019            --         0.019        (0.019)          --           (0.019)
   2001               1.00          0.051            --         0.051        (0.051)          --           (0.051)
   2000               1.00          0.053            --         0.053        (0.053)          --           (0.053)
   CLASS A SHARES
   2005+*            $1.00         $0.005        $   --        $0.005       $(0.005)       $  --          $(0.005)
   2004+              1.00          0.003            --         0.003        (0.003)          --           (0.003)
   2003+              1.00          0.007            --         0.007        (0.007)          --           (0.007)
   2002+              1.00          0.017            --         0.017        (0.017)          --           (0.017)
   2001               1.00          0.049            --         0.049        (0.049)          --           (0.049)
   2000               1.00          0.050            --         0.050        (0.050)          --           (0.050)
   CLASS B SHARES
   2005+*            $1.00         $0.002        $   --        $0.002       $(0.002)       $  --          $(0.002)
   2004+              1.00          0.001            --         0.001        (0.001)          --           (0.001)
   2003+              1.00          0.001            --         0.001        (0.001)          --           (0.001)
   2002+              1.00          0.009            --         0.009        (0.009)          --           (0.009)
   2001               1.00          0.041            --         0.041        (0.041)          --           (0.041)
   2000               1.00          0.043            --         0.043        (0.043)          --           (0.043)
   CLASS S SHARES
   2005+*            $1.00         $0.004        $   --        $0.004       $(0.004)       $  --          $(0.004)
   2004+              1.00          0.001            --         0.001        (0.001)          --           (0.001)
   2003+              1.00          0.004            --         0.004        (0.004)          --           (0.004)
   2002+              1.00          0.014            --         0.014        (0.014)          --           (0.014)
   2001               1.00          0.046            --         0.046        (0.046)          --           (0.046)
   2000 (3)           1.00          0.040            --         0.040        (0.040)          --           (0.040)


                                                                                  RATIO
                                                                               OF EXPENSES
                                                                                TO AVERAGE      RATIO OF
                         NET                         NET                        NET ASSETS        NET
                        ASSET                      ASSETS,        RATIO         EXCLUDING      INVESTMENT
                        VALUE,                       END        OF EXPENSES    FEE WAIVERS       INCOME
                         END          TOTAL       OF PERIOD     TO AVERAGE    AND REDUCTION    TO AVERAGE
                      OF PERIOD     RETURN***       (000)       NET ASSETS     OF EXPENSES     NET ASSETS
----------------------------------------------------------------------------------------------------------
------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------

   FIDUCIARY SHARES
   2005+*               $1.00         0.58%        $371,552        0.52%          0.80%           1.11%
   2004+                 1.00         0.50          415,385        0.52           0.81            0.47
   2003+                 1.00         0.89          528,462        0.53           0.80            0.88
   2002+                 1.00         1.92          485,283        0.49           0.80            1.89
   2001                  1.00         5.09          366,161        0.47           0.79            4.94
   2000                  1.00         5.05          380,496        0.47           0.79            4.95
   CLASS A SHARES
   2005+*               $1.00         0.46%        $159,149        0.77%          1.05%           0.90%
   2004+                 1.00         0.25          164,225        0.77           1.06            0.22
   2003+                 1.00         0.64          186,891        0.78           1.05            0.65
   2002+                 1.00         1.67          226,456        0.74           1.05            1.69
   2001                  1.00         4.83          252,535        0.72           1.04            4.70
   2000                  1.00         4.79          275,433        0.72           1.04            4.49
   CLASS S SHARES
   2005+*               $1.00         0.30%        $253,012        1.07%          1.10%           0.60%
   2004+                 1.00         0.08          265,195        0.94           1.11            0.05
   2003+                 1.00         0.36          383,537        1.06           1.10            0.40
   2002+                 1.00         1.36          639,187        1.04           1.09            1.37
   2001                  1.00         4.52          810,796        1.02           1.09            4.42
   2000 (3)              1.00         3.81          693,771        1.02**         1.09**          4.55**

---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------

   FIDUCIARY SHARES
   2005+*               $1.00         0.67%        $320,381        0.53%          0.81%           1.30%
   2004+                 1.00         0.57          386,661        0.53           0.82            0.57
   2003+                 1.00         0.92          570,998        0.53           0.80            0.91
   2002+                 1.00         1.93          575,014        0.52           0.80            1.89
   2001                  1.00         5.24          403,244        0.52           0.80            4.99
   2000                  1.00         5.38          329,922        0.52           0.79            5.22
   CLASS A SHARES
   2005+*               $1.00         0.54%        $ 34,841        0.78%          1.06%           1.04%
   2004+                 1.00         0.32           42,134        0.78           1.07            0.32
   2003+                 1.00         0.67           34,513        0.78           1.05            0.68
   2002+                 1.00         1.67           43,701        0.77           1.05            1.68
   2001                  1.00         4.97           47,058        0.77           1.05            4.79
   2000                  1.00         5.12           48,138        0.77           1.04            4.74
   CLASS B SHARES
   2005+*               $1.00         0.18%         $ 1,233        1.49%          1.53%           0.33%
   2004+                 1.00         0.05            1,684        1.05           1.57            0.05
   2003+                 1.00         0.12            2,255        1.32           1.55            0.11
   2002+                 1.00         0.92            2,020        1.52           1.55            0.84
   2001                  1.00         4.20              963        1.52           1.55            3.72
   2000                  1.00         4.34              391        1.52           1.54            4.31
   CLASS S SHARES
   2005+*               $1.00         0.39%        $ 35,330        1.08%          1.11%           0.77%
   2004+                 1.00         0.06           32,923        1.04           1.12            0.06
   2003+                 1.00         0.38           61,240        1.07           1.10            0.42
   2002+                 1.00         1.37          101,192        1.07           1.09            1.44
   2001                  1.00         4.66          161,498        1.07           1.10            4.54
   2000 (3)              1.00         4.09          120,125        1.07**         1.09**          4.85**

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 ** ANNUALIZED.
*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS
    FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
 ++ AMOUNT REPRESENTS LESS THAN $1,000.
(1) COMMENCED OPERATIONS ON NOVEMBER 30, 2000.
(2) COMMENCED OPERATIONS ON OCTOBER 18, 2002.
(3) COMMENCED OPERATIONS ON SEPTEMBER 30, 1999.
(4) COMMENCED OPERATIONS ON NOVEMBER 28, 2003.
(5) COMMENCED OPERATIONS ON NOVEMBER 2, 2004.
(6) COMMENCED OPERATIONS ON NOVEMBER 30, 2004.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           99

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31,

                                                                                 DIVIDENDS AND
                                    INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                 --------------------------                ------------------------
                        NET
                       ASSET                    NET REALIZED                                             TOTAL
                      VALUE,           NET     AND UNREALIZED     TOTAL         NET                       FROM
                     BEGINNING     INVESTMENT     GAIN ON         FROM      INVESTMENT    CAPITAL    DIVIDENDS AND
                     OF PERIOD       INCOME     INVESTMENTS    OPERATIONS     INCOME       GAINS     DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------
-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

   FIDUCIARY SHARES
   2005+*              $1.00         $0.007       $   --          $0.007     $(0.007)     $   --        $(0.007)
   2004+                1.00          0.006           --           0.006      (0.006)         --         (0.006)
   2003+                1.00          0.010           --           0.010      (0.010)         --         (0.010)
   2002+                1.00          0.021           --           0.021      (0.021)         --         (0.021)
   2001                 1.00          0.053           --           0.053      (0.053)         --         (0.053)
   2000                 1.00          0.054           --           0.054      (0.054)         --         (0.054)

   CLASS A SHARES
   2005+*              $1.00         $0.006       $   --          $0.006     $(0.006)     $   --        $(0.006)
   2004+                1.00          0.004           --           0.004      (0.004)         --         (0.004)
   2003+                1.00          0.007           --           0.007      (0.007)         --         (0.007)
   2002+                1.00          0.018           --           0.018      (0.018)         --         (0.018)
   2001                 1.00          0.051           --           0.051      (0.051)         --         (0.051)
   2000                 1.00          0.051           --           0.051      (0.051)         --         (0.051)

   CLASS S SHARES
   2005+*              $1.00         $0.004       $   --          $0.004     $(0.004)     $   --        $(0.004)
   2004+                1.00          0.001           --           0.001      (0.001)         --         (0.001)
   2003+                1.00          0.004           --           0.004      (0.004)         --         (0.004)
   2002+                1.00          0.015           --           0.015      (0.015)         --         (0.015)
   2001                 1.00          0.048           --           0.048      (0.048)         --         (0.048)
   2000 (1)             1.00          0.041           --           0.041      (0.041)         --         (0.041)

-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------

   FIDUCIARY SHARES
   2005+*              $1.00         $0.006       $   --          $0.006     $(0.006)     $   --        $(0.006)
   2004+                1.00          0.006           --           0.006      (0.006)         --         (0.006)
   2003+                1.00          0.008           --           0.008      (0.008)         --         (0.008)
   2002+                1.00          0.013           --           0.013      (0.013)         --         (0.013)
   2001                 1.00          0.029           --           0.029      (0.029)         --         (0.029)
   2000                 1.00          0.030           --           0.030      (0.030)         --         (0.030)

   CLASS A SHARES
   2005+*              $1.00         $0.004       $   --          $0.004     $(0.004)     $   --        $(0.004)
   2004+                1.00          0.003           --           0.003      (0.003)         --         (0.003)
   2003+                1.00          0.006           --           0.006      (0.006)         --         (0.006)
   2002+                1.00          0.010           --           0.010      (0.010)         --         (0.010)
   2001                 1.00          0.027           --           0.027      (0.027)         --         (0.027)
   2000                 1.00          0.027           --           0.027      (0.027)         --         (0.027)

   CLASS S SHARES
   2005+*              $1.00         $0.003       $   --          $0.003     $(0.003)     $   --        $(0.003)
   2004+                1.00          0.001           --           0.001      (0.001)         --         (0.001)
   2003+                1.00          0.003           --           0.003      (0.003)         --         (0.003)
   2002+                1.00          0.007           --           0.007      (0.007)         --         (0.007)
   2001                 1.00          0.024           --           0.024      (0.024)         --         (0.024)
   2000 (1)             1.00          0.021           --           0.021      (0.021)         --         (0.021)


                                                                                RATIO
                                                                             OF EXPENSES
                                                                             TO AVERAGE        RATIO
                       NET                        NET                         NET ASSETS         OF
                      ASSET                     ASSETS,         RATIO         EXCLUDING      INVESTMENT
                     VALUE,                       END         OF EXPENSES    FEE WAIVERS       INCOME
                       END        TOTAL        OF PERIOD     TO AVERAGE     AND REDUCTION    TO AVERAGE
                    OF PERIOD    RETURN***       (000)        NET ASSETS     OF EXPENSES     NET ASSETS
--------------------------------------------------------------------------------------------------------
-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

   FIDUCIARY SHARES
   2005+*             $1.00       0.72%       $ 2,231,148        0.52%          0.80%           1.43%
   2004+               1.00       0.64          2,039,495        0.52           0.81            0.63
   2003+               1.00       1.00          1,880,002        0.53           0.80            1.01
   2002+               1.00       2.08          2,135,421        0.52           0.80            2.07
   2001                1.00       5.45          2,058,393        0.52           0.80            5.26
   2000                1.00       5.51          1,728,388        0.52           0.79            5.39

   CLASS A SHARES
   2005+*             $1.00       0.59%       $   519,501        0.77%          1.05%           1.18%
   2004+               1.00       0.39            543,320        0.77           1.06            0.38
   2003+               1.00       0.75            634,443        0.78           1.05            0.76
   2002+               1.00       1.83            724,983        0.77           1.05            1.85
   2001                1.00       5.19            863,773        0.77           1.05            4.98
   2000                1.00       5.24            626,011        0.77           1.04            4.92

   CLASS S SHARES
   2005+*             $1.00       0.44%       $   639,334        1.07%          1.10%           0.87%
   2004+               1.00       0.09            750,722        1.07           1.11            0.08
   2003+               1.00       0.45            985,564        1.08           1.10            0.47
   2002+               1.00       1.52          1,337,571        1.07           1.10            1.55
   2001                1.00       4.88          1,584,325        1.07           1.10            4.78
   2000 (1)            1.00       4.21          1,575,659        1.07**         1.09**          5.02**

-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------

   FIDUCIARY SHARES
   2005+*             $1.00       0.56%       $   219,226        0.43%          0.81%           1.11%
   2004+               1.00       0.58            205,576        0.42           0.81            0.57
   2003+               1.00       0.81            253,367        0.42           0.79            0.80
   2002+               1.00       1.27            275,530        0.42           0.79            1.28
   2001                1.00       2.95            313,573        0.42           0.80            2.89
   2000                1.00       3.00            269,121        0.40           0.79            2.96

   CLASS A SHARES
   2005+*             $1.00       0.44%       $   281,240        0.68%          1.06%           0.86%
   2004+               1.00       0.33            274,403        0.67           1.06            0.32
   2003+               1.00       0.56            271,089        0.67           1.04            0.55
   2002+               1.00       1.02            244,693        0.67           1.04            1.01
   2001                1.00       2.70            257,735        0.67           1.05            2.65
   2000                1.00       2.74            206,252        0.65           1.04            2.61

   CLASS S SHARES
   2005+*             $1.00       0.29%       $    35,759        0.98%          1.11%           0.58%
   2004+               1.00       0.07             33,091        0.92           1.11            0.07
   2003+               1.00       0.29             43,870        0.94           1.09            0.29
   2002+               1.00       0.72             65,360        0.97           1.09            0.75
   2001                1.00       2.39            122,194        0.97           1.10            2.38
   2000 (1)            1.00       2.09             88,098        0.96**         1.09**          2.48**

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

100                             1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                                 DIVIDENDS AND
                                    INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                 --------------------------                ------------------------
                       NET
                      ASSET           NET       NET REALIZED                                             TOTAL
                      VALUE,       INVESTMENT   AND UNREALIZED    TOTAL         NET                       FROM
                    BEGINNING       INCOME         GAIN ON         FROM      INVESTMENT    CAPITAL   DIVIDENDS AND
                    OF PERIOD       (LOSS)       INVESTMENTS    OPERATIONS     INCOME       GAINS    DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------
------------------------------
CAPITAL GROWTH ALLOCATION FUND
------------------------------

   CLASS A SHARES
   2005+* (2)         $20.00        $ 0.084         $0.920         $1.004      $(0.054)    $    --     $(0.054)

   CLASS C SHARES
   2005+* (2)         $20.00        $(0.031)        $0.996         $0.965      $(0.045)    $    --     $(0.045)

-------------------------------
GROWTH & INCOME ALLOCATION FUND
-------------------------------

   CLASS A SHARES
   2005+* (2)         $20.00        $ 0.116         $0.684         $0.800      $(0.070)    $    --     $(0.070)

   CLASS C SHARES
   2005+* (2)         $20.00        $ 0.044         $0.707         $0.751      $(0.061)    $    --     $(0.061)

---------------------------
INCOME PLUS ALLOCATION FUND
---------------------------

   CLASS A SHARES
   2005+* (2)         $20.00        $ 0.128         $0.249         $0.377      $(0.077)    $    --     $(0.077)

   CLASS C SHARES
   2005+* (2)         $20.00        $ 0.098         $0.246         $0.344      $(0.064)    $    --     $(0.064)


                                                                                    RATIO
                                                                                 OF EXPENSES       RATIO OF
                                                                                  TO AVERAGE         NET
                             NET                       NET                        NET ASSETS      INVESTMENT
                            ASSET                    ASSETS,        RATIO         EXCLUDING         INCOME
                            VALUE,                     END       OF EXPENSES     FEE WAIVERS        (LOSS)       PORTFOLIO
                             END         TOTAL      OF PERIOD     TO AVERAGE    AND REDUCTION     TO AVERAGE      TURNOVER
                          OF PERIOD    RETURN***      (000)       NET ASSETS     OF EXPENSES      NET ASSETS        RATE
---------------------------------------------------------------------------------------------------------------------------
------------------------------
CAPITAL GROWTH ALLOCATION FUND
------------------------------

   CLASS A SHARES
   2005+* (2)               $20.95       5.02%       $3,194         0.86%**          4.22%**        1.31%**          49%

   CLASS C SHARES
   2005+* (2)               $20.92       4.82%       $1,079         1.60%**          5.49%**       (0.49)%**         49%

-------------------------------
GROWTH & INCOME ALLOCATION FUND
-------------------------------

   CLASS A SHARES
   2005+* (2)               $20.73       4.00%       $3,323         0.83%**          4.22%**        1.84%**          54%

   CLASS C SHARES
   2005+* (2)               $20.69       3.75%       $1,421         1.57%**          5.23%**        0.70%**          54%

---------------------------
INCOME PLUS ALLOCATION FUND
---------------------------

   CLASS A SHARES
   2005+* (2)               $20.30       1.88%       $  279         0.87%**         54.64%**        2.07%**         189%

   CLASS C SHARES
   2005+* (2)               $20.28       1.72%       $   14         1.61%**        108.17%**        1.57%**         189%

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 ** ANNUALIZED.
*** TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
(1) COMMENCED OPERATIONS ON SEPTEMBER 30, 1999.
(2) COMMENCED OPERATIONS ON OCTOBER 12, 2004.

The accompanying notes are an integral part of the financial statements.

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NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2005 (UNAUDITED)

1. ORGANIZATION

HighMark Funds ("HighMark") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987.

HighMark is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified open-end investment company with eighteen funds: the Large Cap Growth Fund, the Value Momentum Fund, the Large Cap Value Fund, the Core Equity Fund, the Balanced Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the Bond Fund and the Short Term Bond Fund (collectively the "Non-Money Market Funds"), the 100% U.S. Treasury Money Market Fund, the U.S. Government Money Market Fund, the Diversified Money Market Fund and the California Tax-Free Money Market Fund (collectively the "Money Market Funds"), the Capital Growth Allocation Fund, the Growth & Income Allocation Fund and the Income Plus Allocation Fund, (collectively the "Asset Allocation Funds") (the Non-Money Market Funds, Money Market Funds and the Asset Allocation Funds are collectively the "Funds" and each is a "Fund"). Pursuant to HighMark's multiclass plan, the Funds may offer up to six classes of shares, Class A, Class B and Class C shares (collectively called the "Retail Shares"), Fiduciary Shares, Class I Shares and Class S Shares. Class I Shares are not currently being offered. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

On January 31, 2004, the Class B Shares of the HighMark Funds were closed to purchases by new and existing investors. Existing investors, however, may still exchange Shares and reinvest distributions in Class B Shares of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from estimates.

SECURITY VALUATION -- Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available," of which there were none as of January 31, 2005, are valued in accordance with Fair Value Procedures established by the Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

The closing prices of securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc. (the "Adviser") a wholly owned subsidiary of Union Bank of California, N.A. (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has

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occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the "Administrator") monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Adviser or sub-adviser makes the determination whether a Committee meeting should be called based on the information provided.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser, are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

OPTIONS TRANSACTIONS -- In order to produce incremental earnings and protect gains, certain Funds, as described in their prospectuses, may participate in options transactions including writing covered call options. A risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the underlying security increases. Also, certain Funds may purchase call or put options with respect to securities that are permitted investments. The risk in purchasing options is limited to the premium paid.

A Fund realizes a gain upon the expiration of a written call option. When a written call option is closed prior to expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

When a purchased put option is closed prior to expiration by being exercised, the cost of investments sold is increased by the amount of original premium paid.

A Fund records unrealized depreciation when the underlying security's market price rises (in case of a written call) and unrealized appreciation when the underlying securities market price falls (in case of a purchased put) to the extent sufficient to cover the option premium and transaction costs (see Note
8).

DISCOUNTS AND PREMIUMS -- Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method that approximates the effective interest method.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses, realized/unrealized gains and losses and redemption fees are allocated to the respective classes on the basis of the relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Money Market Funds are declared daily and paid monthly. Each of the Non-Money Market Funds may periodically declare and pay dividends separately for each class of shares from net investment income. Each of the Asset Allocation Funds may declare and pay dividends from net investment income quarterly. None of the Funds has a targeted dividend rate and none of them guarantee that it will pay any dividends or other distributions. Any net realized capital gains will be distributed at least annually by all Funds.

REDEMPTION FEES -- Effective after December 10, 2004, each of the Non-Money Market Funds and the Asset Allocation Funds imposes a 2% redemption fee on the value of Class A Shares redeemed 5 days or less after their purchase. Each of the Non-Money Market Funds and the Asset Allocation Funds also imposes an exchange fee on Class A Shares exchanged 5 days or less after their purchase. The redemption fee and the exchange fee are designed to discourage short-term trading and any proceeds of the fees will be recorded as an increase to paid-in-capital of the applicable Fund. The redemption fee is not imposed on shares:

    o held in omnibus accounts of a financial intermediary, including but not limited to a broker-dealer or a retirement plan fiduciary, however, shares held in retirement plans that are not in omnibus accounts, such as IRAs and 403(b)(7) plans, are subject to the fee;

    o  redeemed through systematic withdrawal plans;

    o  purchased through reinvested dividends or capital gains;

    o  redeemed pursuant to Fund reorganizations;

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)

    o redeemed to pay fees assessed by a Fund or the Transfer Agent against the account; and

    o  involuntary redemptions resulting from failure to meet account minimums.

Prior to December 13, 2004, the Large Cap Growth Fund imposed a 2.00% redemption fee on the value of Class A Shares redeemed 30 days or less after their purchase. For the six months ended January 31, 2005, the Large Cap Growth Fund, the Value Momentum Fund, the Large Cap Value Fund and the Bond Fund imposed redemption fees of $1,427, $7,502, $6,036 and $120, respectively.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

HighMark and the Adviser are parties to an Advisory Agreement. For its services, the Adviser is entitled to receive a fee with respect to each Fund, that is calculated daily and paid monthly, based on the average daily net assets of each Fund, at an annual rate of 0.60% for the Large Cap Growth Fund, the Value Momentum Fund, the Large Cap Value Fund, the Core Equity Fund, and the Balanced Fund; 1.15% for the Small Cap Growth Fund; 1.00% for the Small Cap Value Fund; 0.50% for the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, and the Bond Fund; 0.40% for the Short Term Bond Fund; 0.30% for the 100% U.S. Treasury Money Market Fund, the U.S. Government Money Market Fund, the Diversified Money Market Fund, and the California Tax-Free Money Market Fund; and 0.65% for the Capital Growth Allocation Fund, the Growth & Income Allocation Fund and the Income Plus Allocation Fund. The Adviser has contractually agreed to reduce its fees throughout the six month period ended January 31, 2005 and for the period ending November 29, 2005, and to the extent necessary, reimburse the Funds, in order to limit the Funds from exceeding certain expense limitations as follows:

                                  FIDUCIARY    CLASS A      CLASS B     CLASS C
                                   SHARES      SHARES       SHARES      SHARES
                                 ----------   ----------   ---------   ---------
Large Cap Growth................    0.97%        1.22%        n/a        n/a
Value Momentum..................    0.97         1.22         n/a        n/a
Large Cap Value.................    0.95         1.20         n/a        n/a
Core Equity.....................    0.95         1.20         n/a        n/a
Balanced........................    0.97         1.22         n/a        n/a
Small Cap Growth................    1.52         1.77         n/a        n/a
Small Cap Value.................    1.37         1.62         n/a        n/a
California Intermediate
   Tax-Free Bond................    0.52         0.77        1.52%      1.27%
National Intermediate
   Tax-Free Bond................    0.30         0.55         n/a       1.05
Bond............................    0.77         1.02         n/a        n/a
Short Term Bond.................    0.68         0.93         n/a        n/a


                                  FIDUCIARY    CLASS A      CLASS B     CLASS C
                                   SHARES      SHARES       SHARES      SHARES
                                 ----------   ----------   ---------   ---------
100% U.S. Treasury Money Market     0.55%        0.80%        n/a         n/a
U.S. Government Money Market ...    0.55         0.80         n/a         n/a
Diversified Money Market........    0.55         0.80         n/a         n/a
California Tax-Free Money Market    0.55         0.80         n/a         n/a
Capital Growth Allocation.......     n/a         1.23         n/a         n/a
Growth & Income Allocation......     n/a         1.23         n/a         n/a
Income Plus Allocation..........     n/a         1.23         n/a         n/a

Effective October 1, 2001, the Adviser and Waddell & Reed Investment Management Company ("Waddell & Reed") entered into an investment sub-advisory agreement relating to the Large Cap Growth Fund. Waddell & Reed is entitled to receive a fee at the annual rate of 0.30% of the average daily net assets of the Large Cap Growth Fund. Waddell & Reed is paid by the Adviser.

Effective October 1, 2001, the Adviser and LSV Asset Management ("LSV") entered into an investment sub-advisory agreement relating to the Small Cap Value Fund. LSV is entitled to receive a fee at the annual rate of 0.65% of the average daily net assets on the first $50 million, 0.55% of the average daily net assets on the next $50 million and 0.50% on the average daily net assets over $100 million of the Small Cap Value Fund. LSV is paid by the Adviser.

Effective March 31, 2003, the Adviser and Aronson+Johnson+Ortiz, LP ("AJO") entered into an investment sub-advisory agreement relating to the Large Cap Value Fund. AJO is entitled to receive a fee at the annual rate of 0.30% of the average daily net assets of the Large Cap Value Fund. AJO is paid by the Adviser.

Effective April 29, 2003, the Adviser and Chartwell Investment Partners L.P. ("Chartwell") entered into an investment sub-advisory agreement relating to the Small Cap Growth Fund. Chartwell is entitled to receive a fee at the annual rate of 0.65% of the average daily net assets on the first $100 million and 0.60% on the average daily net assets over $100 million of the Small Cap Growth Fund. Chartwell is paid by the Adviser.

The Administrator and HighMark are parties to an Administration Agreement (the "Agreement") dated February 15, 1997, under which the Administrator provides the Funds with management and administrative services for an annual fee of 0.20% of the average daily net assets of each of the Funds possibly subject to certain minimum fees. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator, to the extent necessary to limit the total operating expenses of a Fund. For the six month period ended January 31, 2005, the Administrator voluntarily waived 0.025% of its fee for all the Funds.

The Administrator has agreed to absorb certain transfer agency related and legal expenses on behalf of the Funds. For any new Funds or classes of shares which commence operations after October 1, 2004, such new Funds or classes of shares will be charged all transfer agency related expenses

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and all such expenses shall be allocated pro rata amongst all of the then existing Funds based on their respective net assets. These expenses are reflected on the statements of operations as "Reduction of Expenses".

Certain officers of HighMark are also officers of the Adviser, the Adviser's parent and the Administrator. Such officers are paid no fees by HighMark for serving as officers of HighMark.

The independent Trustees of HighMark receive quarterly retainer fees and fees and expenses for each meeting of the Board attended. Compensation of independent Trustees is paid by the Funds.

Pursuant to a separate agreement with the Administrator, the Adviser performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of up to 0.10% of the average daily net assets of the Funds. Currently, the Administrator pays the Adviser a fee at an annual rate of 0.075% of the average daily net assets of the Funds for the Adviser's sub-administration services. For the six month period ended January 31, 2005, the Adviser received sub-administration fees in the amount of $2,681,049.

State Street Bank and Trust Company ("State Street") serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for HighMark. State Street has sub-contracted such services to its affiliate, Boston Financial Data Services.

SEI Investments Distribution Co. (the "Distributor") and HighMark are parties to a distribution agreement dated February 15, 1997. No compensation is paid to the Distributor for services rendered to the Fiduciary Shares under this agreement. HighMark has adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B, Class C and Class S Shares that allow each Fund to pay distribution and service fees. The Distributor, as compensation for its services under the Plans, receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.25% of the average daily net assets attributable to each Fund's Class A Shares, 0.75% of the average daily net assets attributable to each Fund's Class B Shares, 1.00% of the average daily net assets attributable to each Fund's Class C Shares (0.75% of the average daily net assets of the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the Bond Fund and the Short Term Bond Fund) and 0.55% of the average daily net assets attributable to each Fund's Class S Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities. The Distributor has voluntarily agreed to waive up to 0.55% for the Class S shares of the 100% U.S. Treasury Money Market Fund, up to 0.75% for the Class B shares of the U.S. Government Money Market Fund, up to 0.55% for the Class S shares of the U.S. Government Money Market Fund, up to 0.55% for the Class S shares of the Diversified Money Market Fund, and up to 0.55% of the Class S shares of the California Tax-Free Money Market Fund beginning April 17, 2003, November 8, 2002, June 20, 2003, July 2, 2003, and December 6, 2002,
respectively. Each waiver is voluntary and may be terminated at any time. Prior to January 1, 2003 and December 1, 2002, the California Intermediate Tax-Free Bond Fund and Bond Fund waived all Class A distribution fees, respectively.

HighMark has also adopted Shareholder Service Plans permitting payment of compensation to service providers, that may include Union Bank of California, N.A., or its affiliates, that have agreed to provide certain shareholder support services for its customers who own Fiduciary, Class A, or Class B Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of the average daily net assets of the applicable class or classes of shares of the Funds listed below. The service providers voluntarily agreed to waive a portion of their fees for all Funds for the six month period ended January 31, 2005. Any such waiver is voluntary and may be terminated at any time. For the six month period ended January 31, 2005, Union Bank of California, N.A. or its affiliates received shareholder servicing fees, net of waivers, from the Funds in the amount of approximately $712,000.

For the year ended July 31, 2004, the HighMark Large Cap Growth Fund failed to impose $674,248 in redemption fees at the time of the shareholders transactions. During the reporting period, the Fund's Administrator contributed the full amount of the uncollected redemption fees to the Fund. Additionally, the Adviser made a contribution of $99,244 to the Fund to account for potential lost performance while the redemption fees were uncollected. The Fund's Administrator subsequently reimbursed the Adviser for such amount. The Fund reimbursed shareholders that received materially understated redemption proceeds as a result of the failure to impose the redemption fee.

The following fees were payable (receivable) as of January 31, 2005:

                         INVESTMENT  ADMINIS-  SHAREHOLDER
                           ADVISER   TRATIVE    SERVICING   CUSTODIAN  TRUSTEES
                         ----------  --------  -----------  ---------  --------
Large Cap Growth........ $   80,015  $ 26,692  $    14,455  $   1,336  $    644
Value Momentum..........    229,989    67,078       39,428      3,837     1,225
Large Cap Value.........     75,506    22,024       12,793      1,259       260
Core Equity.............     57,616    16,806        9,983        961       (20)
Balanced................     62,035    18,102       10,841      1,038       468
Small Cap Growth........     31,382     4,820        2,700        275       102
Small Cap Value.........    158,694    27,753       16,361      1,414       375
California Intermediate
   Tax-Free Bond........     40,133    27,744        1,499      1,589       337
National Intermediate ..
   Tax-Free Bond........      2,408    15,421           --        880       367
Bond....................    215,198    75,440       10,305      4,118     1,797
Short Term Bond.........      4,956        (5)          --        132       191
100% U.S. Treasury
   Money Market.........    197,999   115,474           --      6,608     3,196
U.S. Government
   Money Market.........     97,330    56,840          267      3,258     2,368

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)

                          INVESTMENT  ADMINIS-  SHAREHOLDER
                            ADVISER    TRATIVE   SERVICING   CUSTODIAN  TRUSTEES
                          ----------  --------  -----------  ---------  --------
Diversified Money
   Market.............    $  813,369  $474,695  $        --  $  27,179  $ 12,205
California Tax-Free
   Money Market.......       112,206    80,404           --      5,602     2,227
Capital Growth
   Allocation Fund....           326       (12)          --         31       293
Growth & Income
   Allocation Fund....           345         3           --         33       294
Income Plus
   Allocation Fund....        (1,583)       --           --          2       302

HighMark had entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Funds. Such amount is included as a reduction of interest income on the statements of operations. Effective October 24, 2003, this agreement was discontinued.

A sales charge is imposed on purchases of Class A Shares and, prior to February 25, 2004, Class C Shares, at the following rates:

                                            CLASS A      CLASS C
                                            SHARES*      SHARES**
                                          -----------   ----------
Large Cap Growth......................       5.50%        1.00%
Value Momentum........................       5.50         1.00
Large Cap Value.......................       5.50         1.00
Core Equity...........................       5.50         1.00
Balanced..............................       5.50         1.00
Small Cap Growth......................       5.50         1.00
Small Cap Value.......................       5.50         1.00
California Intermediate Tax-Free Bond.       2.25          n/a
National Intermediate Tax-Free Bond...       2.25          n/a
Bond..................................       3.25          n/a
Short Term Bond.......................       3.25          n/a
Capital Growth Allocation.............       5.50          n/a
Growth & Income Allocation............       5.50          n/a
Income Plus Allocation................       4.50          n/a

 * Maximum sales charge as a percentage of offering price. Lower sales charges apply based on amount invested.
** Effective February 25, 2004 the front-end sales charge on Class C Shares of the Large Cap Growth, Value Momentum, Large Cap Value, Core Equity, Balanced, Small Cap Growth and Small Cap Value Funds was discontinued.

A contingent deferred sales charge (CDSC) is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the purchase of Class B Shares until the redemption of such shares.


         YEARS SINCE              CONTINGENT DEFERRED
        PURCHASE MADE                SALES CHARGE
        ---------------------------------------------
            First.......................  5%
            Second......................  4%
            Third.......................  3%
            Fourth......................  3%
            Fifth.......................  2%
            Sixth.......................  1%
            Seventh and Following....... None

A CDSC of 1% is imposed when Class C Shares are sold within the first year of purchase.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian, as compensation for its services, receives a fee at the annual rate of 0.01% of each Fund's average daily net assets. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

4. INVESTMENT TRANSACTIONS

The purchases and sales (including maturities) of investment securities by the Non-Money Market Funds, excluding short-term investments and U.S. government securities, for the six month period ended January 31, 2005 are as follows:

                                                          INVESTMENT SECURITIES
                                                         -----------------------
                                                          PURCHASES     SALES
                                                            (000)       (000)
                                                         ----------   ----------
Large Cap Growth......................................   $   66,449   $   88,345
Value Momentum........................................       25,105       34,234
Large Cap Value.......................................       63,916       53,143
Core Equity...........................................       52,946       56,406
Balanced..............................................       42,033       40,560
Small Cap Growth......................................       29,578       33,822
Small Cap Value.......................................       26,005       22,722
California Intermediate Tax-Free Bond.................        3,895       11,226
National Intermediate Tax-Free Bond...................        2,441        4,450
Bond..................................................       21,443       18,961
Short Term Bond.......................................        6,899           --
Capital Growth Allocation.............................        5,529        1,237
Growth & Income Allocation............................        6,080        1,365
Income Plus Allocation................................          513          245

The purchases and sales (including maturities) of U.S. government securities by the Non-Money Market Funds for the six month period ended January 31, 2005 are as follows:

                                                          PURCHASES     SALES
                                                            (000)       (000)
                                                         ----------   ----------
Balanced............................. ...............    $    2,350   $    1,780
Bond................................. ...............        15,699       28,048
Short Term Bond...................... ...............        10,452           83

5. FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Certain Funds may be subject to taxes imposed by countries in which it invests with respect to investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. These Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in

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accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. These reclassifications have no effect on net assets or net asset value per share.

The tax character of dividends and distributions paid on a tax basis during the years ended July 31, 2004 and July 31, 2003 are as follows:

                                TAX-EXEMPT            ORDINARY             LONG-TERM             RETURN
                                  INCOME               INCOME             CAPITAL GAIN         OF CAPITAL            TOTAL
                                   (000)                (000)                (000)                (000)              (000)
                               -------------        -------------        -------------        ------------        ------------
Large Cap Growth
 2004 .....................    $          --        $          --        $          --        $         --        $         --
 2003 .....................               --                   --                   --                 116                 116
Value Momentum
 2004 .....................               --                5,355               18,925                  --              24,280
 2003 .....................               --                5,208               17,129                  --              22,337
Large Cap Value
 2004 .....................               --                1,053                   --                  --               1,053
 2003 .....................               --                1,109                   --                  --               1,109
Core Equity
 2004 .....................               --                  488                   --                  --                 488
 2003 .....................               --                  991                   --                  --                 991
Balanced
 2004 .....................               --                1,681                   --                  --               1,681
 2003 .....................               --                3,591                   --                  --               3,591
Small Cap Growth
 2004 .....................               --                  413                   28                  --                 441
 2003 .....................               --                   --                   --                  --                  --
Small Cap Value
 2004 .....................               --                  423                2,079                  --               2,502
 2003 .....................               --                  144                   --                  --                 144
California
  Intermediate
  Tax-Free Bond
 2004 .....................            7,849                   26                  422                  --               8,297
 2003 .....................            8,510                    1                  270                  --               8,781
National
  Intermediate
  Tax-Free Bond
 2004 .....................            4,223                   50                   10                  --               4,283
 2003 .....................            2,210                   --                   --                  --               2,210


                                TAX-EXEMPT            ORDINARY             LONG-TERM             RETURN
                                  INCOME               INCOME             CAPITAL GAIN         OF CAPITAL            TOTAL
                                   (000)                (000)                (000)                (000)              (000)
                               -------------        -------------        -------------        ------------        ------------
Bond
 2004 .....................    $          --        $      25,296        $          --        $         --        $     25,296
 2003 .....................               --               29,606                   --                  --              29,606
100% U.S. Treasury
  Money Market
 2004 .....................               --                3,051                   --                  --               3,051
 2003 .....................               --                8,649                   --                  --               8,649
U.S. Government
  Money Market
 2004 .....................               --                2,740                   --                  --               2,740
 2003 .....................               --                5,391                   --                  --               5,391
Diversified Money
  Market
 2004 .....................               --               15,271                   --                  --              15,271
 2003 .....................               --               34,642                   --                  --              34,642
California Tax-Free
  Money Market
 2004 .....................            2,116                   --                   --                  --               2,116
 2003 .....................            4,194                   --                   --                  --               4,194

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)

As of July 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis are as follows:

                                                                                                                            TOTAL
                                                                                                                       DISTRIBUTABLE
                        UNDISTRIBUTED UNDISTRIBUTED UNDISTRIBUTED    CAPITAL       POST-      UNREALIZED     OTHER       EARNINGS
                          ORDINARY     TAX-EXEMPT     LONG-TERM       LOSS        OCTOBER    APPRECIATION  TEMPORARY    (ACCUMULATED
                           INCOME       INCOME      CAPITAL GAIN   CARRYFORWARD   LOSSES    (DEPRECIATION) DIFFERENCES     LOSSES)
                            (000)        (000)          (000)         (000)        (000)         (000)       (000)         (000)
                        ------------- ------------- ------------- ------------- ----------- ------------- ------------- ------------
Large Cap Growth .......     $   --      $   --        $    --     $(166,694)       $   --    $   9,528     $    --   $  (157,166)
Value Momentum .........        367          --         32,953             --           --      122,743        (106)      155,957
Large Cap Value ........         53          --             --       (50,526)           --       16,867          --       (33,606)
Core Equity ............          3          --             --       (30,816)           --        5,474          --       (25,339)
Balanced ...............         50          --             --        (3,891)           --        4,385          --           544
Small Cap Growth .......         --          --             48             --           --         (989)         --          (941)
Small Cap Value ........         --          --         10,861             --           --       29,303          --        40,164
California Intermediate
 Tax-Free Bond .........         --         154          1,666             --           --        8,593          --        10,413
National Intermediate
 Tax-Free Bond .........         --         129            702             --           --        5,249          --         6,080
Bond ...................        521          --             --       (12,919)           --       20,366          33         8,001
100% U.S. Treasury
 Money Market ..........        306          --             --          (199)           --           (1)       (305)         (199)
U.S. Government
 Money Market ..........        261          --             --           (33)           (1)          --        (262)          (35)
Diversified Money Market      1,906          --             --          (131)           --           --      (1,907)          132
California Tax-Free
 Money Market ..........         --         221             --           (10)           --           --        (218)           (7)

Post-October losses represent losses realized on investment transactions from November 1, 2003 through July 31, 2004, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For
Federal income tax purposes, capital loss carryforwards may be carried forward for a maximum of eight years and applied against future capital gains.

At July 31, 2004, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated
expiration dates:

                                                                           EXPIRING JULY 31,
                                         -------------------------------------------------------------------------------------
                                          2005     2006     2007     2008      2009       2010     2011       2012     TOTAL
                                          (000)    (000)    (000)    (000)     (000)     (000)     (000)     (000)     (000)
                                         ------   ------   ------   ------   --------   -------   -------   -------   --------
Large Cap Growth..............           $   --   $   --   $   --   $   --      $  --  $127,669   $39,025   $    --  $166,694
Large Cap Value...............               --       --       --       --         --    17,712    32,814        --    50,526
Core Equity...................               --       --       --       --         --     4,038    11,151    15,627    30,816
Balanced......................               --       --       --       --         --        --     3,891        --     3,891
Bond..........................            2,394       --       --    2,585        137        --     1,692     6,111    12,919
100% U.S. Treasury Money Market              --       --       --       --         --        --       199        --       199
U.S. Government Money Market..               --       --       --       --         --        18        15        --        33
Diversified Money Market......               --       --      122       --          8        --         1        --       131
California Tax-Free Money Market             --        9       --       --         --        --        --         1        10

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During the year ended July 31, 2004, capital loss carryforwards that were utilized to offset gains are as follows:

                                                          (000)
                                                      ------------
Large Cap Growth..................................      $ 2,798
Large Cap Value...................................        3,303
Balanced..........................................        9,090
Small Cap Value...................................          400
100% U.S. Treasury Money Market...................           20
U.S. Government Money Market......................            1
Diversified Money Market..........................            7

The Bond Fund had a permanent book/tax difference due to the expiration of a capital loss carryforward. The Bond Fund had $800,387 of capital losses which have expired as of July 31, 2004.

At January 31, 2005, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds were as follows:

                          FEDERAL TAX
                             COST       APPRECIATION  DEPRECIATION   TOTAL
                             (000)         (000)         (000)       (000)
                          ------------  ------------  ------------ ---------
Large Cap Growth ......   $ 156,787     $  21,915     $ (3,777)    $  18,138
Value Momentum ........     355,331       157,356      (11,225)      146,131
Large Cap Value .......     147,894        28,478       (2,100)       26,378
Core Equity ...........     108,011        12,270       (2,005)       10,265
Balanced ..............     124,903        10,749       (1,598)        9,151
Small Cap Growth ......      27,322         4,499         (535)        3,964
Small Cap Value .......     177,735        52,664       (4,592)       48,072
California Intermediate
   Tax-Free Bond ......     173,551        10,123         (113)       10,010
National Intermediate
   Tax-Free Bond ......      94,017         5,219          (10)        5,209
Bond ..................     567,382        27,321       (2,297)       25,024
Short Term Bond .......      17,952             1          (75)          (74)
Capital Growth
   Allocation .........       4,291            35          (64)          (29)
Growth & Income
   Allocation .........       4,714            26          (49)          (23)
Income Plus
   Allocation .........         269             1           (2)           (1)

6. SECURITIES LENDING

The Custodian serves as the Funds' securities lending agent. Certain Funds lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. The Custodian rebates to the brokers certain negotiated amounts if cash is received as collateral for securities on loan. Additionally, the Custodian receives fees for administering the securities lending program for the Funds. For the six month period ended January 31, 2005, these fees totaled $67,849. Such fees and the rebates reduce the overall income the Funds earned on securities purchased with cash collateral, which is shown as securities lending income in the statement of operations. Collateral currently is maintained at not less than 102% of the value of loaned securities. The Fund's anticipate maintaining collateral at not less than 100% of the value of loaned securities during the next reporting period. If cash collateral is received, a related liability is shown on the statement of net assets. Although the risk of lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. The market value of the securities on loan and collateral at January 31, 2005, and the income generated from the program during the six month period ended January 31, 2005, with respect to such loans are as follows:

                           MARKET VALUE OF    MARKET    INCOME RECEIVED
                             SECURITIES      VALUE OF   FROM SECURITIES
                               LOANED       COLLATERAL      LENDING
                                (000)          (000)         (000)
                           ---------------  ----------  ---------------
Large Cap Growth.            $ 16,759       $ 17,181          $ 25
Value Momentum..........       47,805         49,640            42
Large Cap Value.........       21,264         21,978            19
Core Equity.............        4,551          4,694             7
Balanced................       11,765         12,035             7
Small Cap Value.........       33,615         35,036            69
Bond....................       84,869         86,666            32

7. CONCENTRATION OF CREDIT RISK

The California Intermediate Tax-Free Bond Fund and the California Tax-Free Money Market Fund invest in debt securities in the State of California. The ability of the issuers of the securities held by these Funds to meet their obligations may be affected by economic and political developments in that state.

8. OPTION CONTRACTS

Transactions in written covered call options and purchased put options during the six month period ended January 31, 2005 are summarized as follows:

                                            VALUE MOMENTUM
                                        ----------------------
                                        NUMBER OF
  WRITTEN OPTION TRANSACTIONS           CONTRACTS     PREMIUM
-------------------------------         ---------     --------
Option written and outstanding at
  beginning of period..............          --       $     --
Call option written during period .       2,100        498,193
Call option exercised during period          --             --
Call option expired during period .          --             --
Call option closed during period ..          --             --
                                         ------       --------
Options written and outstanding at
  end of period ...................       2,100       $498,193
                                         ======       ========

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NOTES TO FINANCIAL STATEMENTS (continued)
JANUARY 31, 2005 (UNAUDITED)

                                            VALUE MOMENTUM
                                        ----------------------
                                        NUMBER OF
 PURCHASE OPTION TRANSACTIONS           CONTRACTS     PREMIUM
------------------------------          ---------     --------
Purchased put option outstanding at
  beginning of period .............          --       $     --
Put option purchased during period        2,000        329,980
Put option sold during period .....        (200)       (64,603)
Put option expired during period ..          --            --
Put option exercised during period           --            --
                                         ------       --------
Purchased put option outstanding at
  end of period  ..................       1,800       $265,377
                                         ======       ========

9. FUND MERGERS

On September 19, 2003 the UBOC Municipal Bond Fund, an unregistered common trust fund of Union Bank of California, was converted into the HighMark National Intermediate Tax-Free Bond Fund. The assets, which consisted of securities and related receivables less liabilities, were converted on a tax-free basis. The HighMark National Intermediate Tax-Free Bond Fund issued 4,027,945 Fiduciary Shares valued at $47,618,371 (including $3,868,594 of unrealized appreciation) immediately before the conversion. One share of the UBOC Municipal Bond Fund was exchanged for 0.6392 shares of the HighMark National Intermediate Tax-Free Bond Fund.

10. OTHER

At January 31, 2005, the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares outstanding for each Fund is as follows:

                                          NO. OF          %
                                       SHAREHOLDERS   OWNERSHIP
Large Cap Growth..................          3             78%
Value Momentum....................          2             80
Large Cap Value...................          3             59
Core Equity.......................          2             81
Balanced..........................          1             81
Small Cap Growth..................          2             68
Small Cap Value...................          2             49
California Intermediate
   Tax-Free Bond..................          1             48
National Intermediate
   Tax-Free Bond..................          1             90
Bond..............................          3             83
Short Term Bond...................          3             95
100% U.S. Treasury Money Market...          3             98
U.S. Government Money Market......          1             80
Diversified Money Market..........          4            100
California Tax-Free Money Market..          2             93
Capital Growth Allocation.........          1             24
Growth & Income Allocation........          1             21
Income Plus Allocation............          3             43

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)

11. SHARES ISSUED AND REDEEMED (000):

Transactions in Fund Shares are as follows for the six month period ended January 31, 2005 and the year or period ended July 31, 2004

                                                 LARGE CAP GROWTH               VALUE MOMENTUM               LARGE CAP VALUE
                                                       FUND                          FUND                         FUND
                                            ---------------------------   --------------------------   ---------------------------
                                             08/01/04       08/01/03        08/01/04      08/01/03       08/01/04      08/01/03
                                            TO 01/31/05    TO 07/31/04    TO 01/31/05   TO 07/31/04    TO 01/31/05    TO 07/31/04
                                            ---------------------------   --------------------------   ---------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued ...............................          894          3,691          1,256         3,380            811          2,418
    Issued in Lieu of Cash Distributions .           35             --          1,425           917             34             47
    Redeemed .............................       (3,362)        (7,584)        (1,774)       (3,934)          (906)        (1,566)
                                            -----------    -----------    -----------   -----------    -----------    -----------
      Total Fiduciary Share Transactions..       (2,433)        (3,893)           907           363            (61)           899
                                            -----------    -----------    -----------   -----------    -----------    -----------
  Class A Shares:
    Issued ...............................           87            690             83           231          1,182            433
    Issued in Lieu of Cash Distributions .            2             --             96            68             18             24
    Redeemed .............................         (361)          (776)          (176)         (351)          (312)          (565)
                                            -----------    -----------    -----------   -----------    -----------    -----------
      Total Class A Share Transactions ...         (272)           (86)             3           (52)           888           (108)
                                            -----------    -----------    -----------   -----------    -----------    -----------
  Class B Shares:
    Issued ...............................            9            169              4            51             18            148
    Issued in Lieu of Cash Distributions .           --             --             32            20              1              1
    Redeemed .............................         (150)          (287)           (31)          (55)           (18)           (27)
                                            -----------    -----------    -----------   -----------    -----------    -----------
      Total Class B Share Transactions....         (141)          (118)             5            16              1            122
                                            -----------    -----------    -----------   -----------    -----------    -----------
  Class C Shares (1):
    Issued ...............................           20             86              8             9            125            154
    Issued in Lieu of Cash Distributions..           --             --              3             1              1             --
    Redeemed .............................          (27)           (45)            (2)          (13)           (12)            (1)
                                            -----------    -----------    -----------   -----------    -----------    -----------
      Total Class C Share Transactions ...           (7)            41              9            (3)           114            153
                                            -----------    -----------    -----------   -----------    -----------    -----------
    Net Increase (Decrease) in Share
      Transactions                               (2,853)        (4,056)           924           324            942          1,066
                                            ===========    ===========    ===========   ===========    ===========    ===========


                                                                           CALIFORNIA INTERMEDIATE        NATIONAL INTERMEDIATE
                                                                                TAX-FREE BOND                 TAX-FREE BOND
                                                                                     FUND                         FUND
                                                                          --------------------------   ---------------------------
                                                                           08/01/04      08/01/03       08/01/04       08/01/03
                                                                          TO 01/31/05   TO 07/31/04    TO 01/31/05    TO 07/31/04
                                                                          --------------------------   ---------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued from the conversion of the UBOC Municipal Bond Fund (2) .....           --            --             --          4,028
    Issued .............................................................          841         2,075            188            401
    Issued in Lieu of Cash Distributions ...............................          123            99             61              2
    Redeemed ...........................................................       (1,268)       (3,939)          (388)        (2,216)
                                                                          -----------   -----------    -----------    -----------
      Total Fiduciary Share Transactions ...............................         (304)       (1,765)          (139)         2,215
                                                                          -----------   -----------    -----------    -----------
  Class A Shares:
    Issued .............................................................          289           765             64            318
    Issued in Lieu of Cash Distributions ...............................          116           198              6              6
    Redeemed ...........................................................         (656)       (3,747)           (76)          (146)
                                                                          -----------   -----------    -----------    -----------
      Total Class A Share Transactions .................................         (251)       (2,784)            (6)           178
                                                                          -----------   -----------    -----------    -----------
  Class B Shares:
    Issued .............................................................           --            44             --             --
    Issued in Lieu of Cash Distributions ...............................           13            18             --             --
    Redeemed ...........................................................          (65)         (274)            --             --
                                                                          -----------   -----------    -----------    -----------
      Total Class B Share Transactions .................................          (52)         (212)            --             --
                                                                          -----------   -----------    -----------    -----------
  Class C Shares (1):
    Issued .............................................................            9            53             --             --
    Issued in Lieu of Cash Distributions ...............................            2            --             --             --
    Redeemed ...........................................................           --            --             --             --
                                                                          -----------   -----------    -----------    -----------
      Total Class C Share Transactions .................................           11            53             --             --
                                                                          -----------   -----------    -----------    -----------
  Class S Shares:
    Issued .............................................................           --            --             --             --
    Issued in Lieu of Cash Distributions ...............................           --            --             --             --
    Redeemed ...........................................................           --            --             --             --
                                                                          -----------   -----------    -----------    -----------
      Total Class S Share Transactions .................................           --            --             --             --
                                                                          -----------   -----------    -----------    -----------
    Net Increase (Decrease) in Share Transactions ......................         (596)       (4,708)          (145)         2,393
                                                                          ===========   ===========    ===========    ===========

    AMOUNTS DESIGNATED AS "--" ARE EITHER 0 OR HAVE BEEN ROUNDED TO 0.
    (1) CLASS C SHARES COMMENCED OPERATIONS ON NOVEMBER 28, 2003 FOR THE CORE EQUITY, CALIFORNIA INTERMEDIATE TAX-FREE BOND,
        NATIONAL INTERMEDIATE TAX FREE BOND AND BOND FUNDS. CLASS C SHARES COMMENCED OPERATIONS ON NOVEMBER 30, 2004 FOR THE SHORT
        TERM BOND FUND.
    (2) CONVERTED ON SEPTEMBER 19, 2003.
    (3) COMMENCEMENT OF OPERATIONS.

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
                                                    CORE EQUITY                    BALANCED
                                                       FUND                          FUND
                                            ---------------------------   --------------------------
                                             08/01/04        08/01/03       08/01/04      08/01/03
                                            TO 01/31/05    TO 07/31/04    TO 01/31/05   TO 07/31/04
                                            ---------------------------   --------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued ...............................          604          2,660            515         1,965
    Issued in Lieu of Cash Distributions .           28             18             98           120
    Redeemed .............................       (2,304)        (4,362)        (1,617)       (2,402)
                                            -----------    -----------    -----------   -----------
      Total Fiduciary Share Transactions .       (1,672)        (1,684)        (1,004)         (317)
                                            -----------    -----------    -----------   -----------
  Class A Shares:
    Issued ...............................           20            192             14            76
    Issued in Lieu of Cash Distributions .            3              1              6             6
    Redeemed .............................         (139)          (175)           (40)         (128)
                                            -----------    -----------    -----------   -----------
      Total Class A Share Transactions ...         (116)            18            (20)          (46)
                                            -----------    -----------    -----------   -----------
  Class B Shares:
    Issued ...............................            1             42              6            33
    Issued in Lieu of Cash Distributions .            2             --              2             2
    Redeemed .............................          (32)           (58)           (50)          (46)
                                            -----------    -----------    -----------   -----------
      Total Class B Share Transactions ...          (29)           (16)           (42)          (11)
                                            -----------    -----------    -----------   -----------
  Class C Shares (1):
    Issued ...............................            1             38              3            16
    Issued in Lieu of Cash Distributions .           --             --             --            --
    Redeemed .............................           --             --             (1)           (2)
                                            -----------    -----------    -----------   -----------
      Total Class C Share Transactions ...            1             38              2            14
                                            -----------    -----------    -----------   -----------
    Net Increase (Decrease) in Share
      Transactions .......................       (1,816)        (1,644)        (1,064)         (360)
                                            ===========    ===========    ===========   ===========


                                                 SMALL CAP GROWTH              SMALL CAP VALUE
                                                       FUND                          FUND
                                            ---------------------------   --------------------------
                                             08/01/04       08/01/03       08/01/04      08/01/03
                                            TO 01/31/05    TO 07/31/04    TO 01/31/05   TO 07/31/04
                                            ---------------------------   --------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued ...............................          175          2,001          1,077         1,983
    Issued in Lieu of Cash Distributions .            3             24            352            88
    Redeemed .............................         (526)          (358)          (975)       (1,593)
                                            -----------    -----------    -----------   -----------
      Total Fiduciary Share Transactions .         (348)         1,667            454           478
                                            -----------    -----------    -----------   -----------
  Class A Shares:
    Issued ...............................           19            181            431         1,386
    Issued in Lieu of Cash Distributions .           --              6            118            28
    Redeemed .............................          (35)          (226)          (383)         (883)
                                            -----------    -----------    -----------   -----------
      Total Class A Share Transactions ...          (16)           (39)           166           531
                                            -----------    -----------    -----------   -----------
  Class B Shares:
    Issued ...............................           --             40             11           178
    Issued in Lieu of Cash Distributions .           --             --             50            13
    Redeemed .............................           (6)            (4)           (65)         (147)
                                            -----------    -----------    -----------   -----------
      Total Class B Share Transactions ...           (6)            36             (4)           44
                                            -----------    -----------    -----------   -----------
  Class C Shares (1):
    Issued ...............................            6             45            225           544
    Issued in Lieu of Cash Distributions .           --              1             41
    Redeemed .............................          (11)            (4)           (43)          (37)
                                            -----------    -----------    -----------   -----------
      Total Class C Share Transactions ...           (5)            42            223           512
                                            -----------    -----------    -----------   -----------
    Net Increase (Decrease) in Share
      Transactions .......................         (375)         1,706            839         1,565
                                            ===========    ===========    ===========   ===========


                                                                                                       SHORT TERM
                                                                                     BOND                 BOND
                                                                                     FUND                 FUND
                                                                          --------------------------   ------------
                                                                           08/01/04      08/01/03      11/02/04 (3)
                                                                          TO 01/31/05   TO 07/31/04    TO 01/31/05
                                                                          --------------------------   ------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued from the conversion of the UBOC Municipal Bond Fund (2) .....           --            --             --
    Issued .............................................................        3,068         6,951          1,885
    Issued in Lieu of Cash Distributions ...............................          497         1,034              1
    Redeemed ...........................................................       (4,157)      (13,010)           (13)
                                                                          -----------   -----------    -----------
      Total Fiduciary Share Transactions ...............................         (592)       (5,025)         1,873
                                                                          -----------   -----------    -----------
  Class A Shares:
    Issued .............................................................          243           703             10
    Issued in Lieu of Cash Distributions ...............................           67           141             --
    Redeemed ...........................................................         (351)       (1,729)            --
                                                                          -----------   -----------    -----------
      Total Class A Share Transactions .................................          (41)         (885)            10
                                                                          -----------   -----------    -----------
  Class B Shares:
    Issued .............................................................           12            66             --
    Issued in Lieu of Cash Distributions ...............................           13            29             --
    Redeemed ...........................................................          (99)         (334)            --
                                                                          -----------   -----------    -----------
      Total Class B Share Transactions .................................          (74)         (239)            --
                                                                          -----------   -----------    -----------
  Class C Shares (1):
    Issued .............................................................            1             3             --
    Issued in Lieu of Cash Distributions ...............................           --            --             --
    Redeemed ...........................................................           --            (2)            --
                                                                          -----------   -----------    -----------
      Total Class C Share Transactions .................................            1             1             --
                                                                          -----------   -----------    -----------
  Class S Shares:
    Issued .............................................................           --            --             --
    Issued in Lieu of Cash Distributions ...............................           --            --             --
    Redeemed ...........................................................           --            --             --
                                                                          -----------   -----------    -----------
      Total Class S Share Transactions .................................           --            --             --
                                                                          -----------   -----------    -----------
    Net Increase (Decrease) in Share Transactions ......................         (706)       (6,148)         1,883
                                                                          ===========   ===========    ===========



                                                                              100% U.S. TREASURY
                                                                                 MONEY MARKET                U.S. GOVERNMENT
                                                                                     FUND                   MONEY MARKET FUND
                                                                          --------------------------   --------------------------
                                                                            08/01/04    08/01/03        08/01/04      08/01/03
                                                                          TO 01/31/05   TO 07/31/04    TO 01/31/05    TO 07/31/04
                                                                          --------------------------   --------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued from the conversion of the UBOC Municipal Bond Fund (2) .....           --            --             --             --
    Issued .............................................................    1,553,657     2,040,049      1,356,862      2,781,841
    Issued in Lieu of Cash Distributions ...............................          115           105             59             52
    Redeemed ...........................................................   (1,597,629)   (2,153,114)    (1,423,200)    (2,966,230)
                                                                          -----------   -----------    -----------    -----------
      Total Fiduciary Share Transactions ...............................      (43,857)     (112,960)       (66,279)      (184,337)
                                                                          -----------   -----------    -----------    -----------
  Class A Shares:
    Issued .............................................................      182,826       457,861         20,728         53,832
    Issued in Lieu of Cash Distributions ...............................          748           445            199            123
    Redeemed ...........................................................     (188,660)     (480,928)       (28,220)       (46,334)
                                                                          -----------   -----------    -----------    -----------
      Total Class A Share Transactions .................................       (5,086)      (22,622)        (7,293)         7,621
                                                                          -----------   -----------    -----------    -----------
  Class B Shares:
    Issued .............................................................           --            --            154            671
    Issued in Lieu of Cash Distributions ...............................           --            --              2              1
    Redeemed ...........................................................           --            --           (608)        (1,243)
                                                                          -----------   -----------    -----------    -----------
      Total Class B Share Transactions .................................           --            --           (452)          (571)
                                                                          -----------   -----------    -----------    -----------
  Class C Shares (1):
    Issued .............................................................           --            --             --             --
    Issued in Lieu of Cash Distributions ...............................           --            --             --             --
    Redeemed ...........................................................           --            --             --             --
                                                                          -----------   -----------    -----------    -----------
      Total Class C Share Transactions .................................           --            --             --             --
                                                                          -----------   -----------    -----------    -----------
  Class S Shares:
    Issued .............................................................      440,625     1,047,322        149,927        296,462
    Issued in Lieu of Cash Distributions ...............................          800           249            135             28
    Redeemed ...........................................................     (453,625)   (1,165,831)      (147,654)      (324,807)
                                                                          -----------   -----------    -----------    -----------
      Total Class S Share Transactions .................................      (12,200)     (118,260)         2,408        (28,317)
                                                                          -----------   -----------    -----------    -----------
    Net Increase (Decrease) in Share Transactions ......................      (61,143)     (253,842)       (71,616)      (205,604)
                                                                          ===========   ===========    ===========    ===========

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NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
JANUARY 31, 2005 (UNAUDITED)

11. SHARES ISSUED AND REDEEMED (000):

Transactions in Fund Shares are as follows for the six month period ended January 31, 2005 and the year or period ended July 31, 2004

                                                                                  DIVERSIFIED             CALIFORNIA TAX-FREE
                                                                                 MONEY MARKET                MONEY MARKET
                                                                                     FUND                        FUND
                                                                          --------------------------   --------------------------
                                                                            08/01/04     08/01/03       08/01/04      08/01/03
                                                                           TO 01/31/05  TO 07/31/04    TO 01/31/05   TO 07/31/04
                                                                          --------------------------   --------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued .............................................................    2,688,769     4,737,665        262,985        338,586
    Issued in Lieu of Cash Distributions ...............................        2,771         2,530             --             --
    Redeemed ...........................................................   (2,499,886)   (4,580,627)      (249,335)      (386,378)
                                                                          -----------   -----------    -----------    -----------
      Total Fiduciary Share Transactions ...............................      191,654       159,568         13,650        (47,792)
                                                                          -----------   -----------    -----------    -----------
  Class A Shares:
    Issued .............................................................      271,668       458,464        172,106        392,111
    Issued in Lieu of Cash Distributions ...............................        3,138         2,263          1,185            833
    Redeemed ...........................................................     (298,624)     (551,831)      (166,454)      (389,632)
                                                                          -----------   -----------    -----------    -----------
      Total Class A Share Transactions .................................      (23,818)      (91,104)         6,837          3,312
                                                                          -----------   -----------    -----------    -----------
  Class B Shares:
    Issued .............................................................           --            --             --             --
    Issued in Lieu of Cash Distributions ...............................           --            --             --             --
    Redeemed ...........................................................           --            --             --             --
                                                                          -----------   -----------    -----------    -----------
      Total Class B Share Transactions .................................           --            --             --             --
                                                                          -----------   -----------    -----------    -----------
  Class C Shares (1):
    Issued .............................................................           --            --             --             --
    Issued in Lieu of Cash Distributions ...............................           --            --             --             --
    Redeemed ...........................................................           --            --             --             --
                                                                          -----------   -----------    -----------    -----------
      Total Class C Share Transactions .................................           --            --             --             --
                                                                          -----------   -----------    -----------    -----------
  Class S Shares:
    Issued .............................................................    1,353,342     2,518,055         77,984        211,746
    Issued in Lieu of Cash Distributions ...............................        3,138           728             99             30
    Redeemed ...........................................................   (1,467,867)   (2,753,599)       (75,415)      (222,556)
                                                                          -----------   -----------    -----------    -----------
      Total Class S Share Transactions .................................     (111,387)     (234,816)         2,668        (10,780)
                                                                          -----------   -----------    -----------    -----------
    Net Increase (Decrease) in Share Transactions ......................       56,449      (166,352)        23,155        (55,260)
                                                                          ===========   ===========    ===========    ===========


                                                                          CAPITAL GROWTH     GROWTH & INCOME      INCOME PLUS
                                                                            ALLOCATION          ALLOCATION        ALLOCATION
                                                                               FUND                FUND              FUND
                                                                          ------------       ---------------      -----------
                                                                          10/12/04 (1)         10/12/04 (1)       10/12/04 (1)
                                                                          TO 01/31/05           TO 01/31/05        TO 01/31/05
                                                                          ------------       ---------------      -----------
Shares Issued and Redeemed:
  Class A Shares:
    Issued .............................................................        152                    160                14
    Issued in Lieu of Cash Distributions ...............................         --                     --                --
    Redeemed ...........................................................         --                     --                --
                                                                           --------              ---------          --------
      Total Fiduciary Share Transactions ...............................        152                    160                14
                                                                           --------              ---------          --------
  Class C Shares:
    Issued .............................................................         52                     69                 1
    Issued in Lieu of Cash Distributions ...............................         --                     --                --
    Redeemed ...........................................................         --                     --                --
                                                                           --------              ---------          --------
      Total Class C Share Transactions .................................         52                     69                 1
                                                                           --------              ---------          --------
    Net Increase (Decrease) in Share Transactions                               204                    229                15
                                                                           ========              =========          ========

    AMOUNTS DESIGNATED AS "--" ARE EITHER 0 OR HAVE BEEN ROUNDED TO 0.
    (1) COMMENCEMENT OF OPERATIONS.

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114                               1.800.433.6884

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HIGHMARK FUND INFORMATION

HighMark Funds is committed to managing our mutual funds in the best interests of our shareholders. The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to the Adviser. The Board has authorized the Adviser to delegate proxy voting authority with respect to a Fund to that Fund's sub-adviser. A description of the proxy voting guidelines and policies that the Funds use to determine how to vote proxies relating to portfolio securities, is available, (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the HighMark Funds' website at http://www.highmarkfunds.com. Information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the HighMark Funds' website at http://www.highmarkfunds.com. Beginning with the fiscal quarter ended October 31, 2004, the Trust will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available (i) without charge upon request by calling our investors services desk at 1-800-433-6884; (ii) on the Commission's web site at http://www.sec.gov; (iii) on the HighMark Funds' website at http://www.highmarkfunds.com; and (iv) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                                               FIDUCIARY SHARES INFORMATION

FUND                                                  CUSIP                            TICKER                      FUND #
Large Cap Growth                                    431114818                           HMGRX                        492
Value Momentum                                      431114677                           HMVMX                        871
Large Cap Value                                     431114206                           HMIEX                        490
Core Equity                                         431112788                           HMCFX                       1627
Balanced                                            431114792                           HMBAX                        491
Small Cap Growth                                    431112739                           HSRFX                       1204
Small Cap Value                                     431112101                           HMSCX                        148
CA Intermediate Tax-Free Bond                       431114644                           HMITX                        847
National Intermediate Tax-Free Bond                 431112655                           HMNTX                       1600
Bond                                                431114305                           HMBDX                        489
Short Term Bond                                     431112549                           HMSFX                       1506
100% U.S. Treasury Money Market                     431114503                           HMTXX                        486
U.S. Government Money Market                        431114701                           HMGXX                        485
Diversified Money Market                            431114883                           HMDXX                        484
CA Tax-Free Money Market                            431114842                           HMCXX                        487

                                               RETAIL SHARES INFORMATION

Large Cap Growth
     Class A Shares                                 431114768                           HMRGX                        481
     Class B Shares                                 431114511                           HMGBX                        455
     Class C Shares                                 431112879                           HGRCX                       1755

Value Momentum
     Class A Shares                                 431114628                           HMVLX                        870
     Class B Shares                                 431114529                           HVMBX                        456
     Class C Shares                                 431112812                           HVMCX                       1753

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
                                          RETAIL SHARES INFORMATION (CONTINUED)

FUND                                                  CUSIP                            TICKER                      FUND #
Large Cap Value
     Class A Shares                                 431114784                           HMERX                        479
     Class B Shares                                 431114537                           HIEBX                        457
     Class C Shares                                 431112861                           HIECX                       1754
Core Equity
     Class A Shares                                 431112770                           HCEAX                       1626
     Class B Shares                                 431112762                           HCEBX                       1628
     Class C Shares                                 431112754                           HCECX                       1632
Balanced
     Class A Shares                                 431114776                           HMBRX                        480
     Class B Shares                                 431114545                           HMBBX                        452
     Class C Shares                                 431112887                           HMBCX                       1760
Small Cap Growth
     Class A Shares                                 431112713                           HSRAX                       1201
     Class B Shares                                 431112697                           HSRBX                       1202
     Class C Shares                                 431112689                           HSRCX                       1203
Small Cap Value
     Class A Shares                                 431112200                           HASVX                         41
     Class B Shares                                 431112309                           HBSVX                        123
     Class C Shares                                 431112820                           HSVCX                       1756
CA Intermediate Tax-Free Bond
     Class A Shares                                 431114578                           HMCIX                        846
     Class B Shares                                 431112796                           HCABX                       1761
     Class C Shares                                 431112630                           HCTCX                       1491
National Intermediate Tax-Free Bond
     Class A Shares                                 431112663                           HMNFX                       1598
     Class C Shares                                 431112622                           HNTCX                       1490
Bond
     Class A Shares                                 431114743                           HMRBX                        478
     Class B Shares                                 431112747                           HBDBX                       1090
     Class C Shares                                 431112648                           HBDCX                       1492
Short Term Bond
     Class A Shares                                 431112523                           HMSAX                       1505
     Class C Shares                                 431112515                           HBTCX                       1470
100% U.S. Treasury Money Market
     Class A Shares                                 431114404                           HMRXX                        475
U.S. Government Money Market
     Class A Shares                                 431114602                           HMUXX                        474
     Class B Shares                                 431114495                           HGBXX                        450
Diversified Money Market
     Class A Shares                                 431114800                           HMVXX                        473

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116                              1.800.433.6884

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
                                         RETAIL SHARES INFORMATION (CONTINUED)

FUND                                                CUSIP                               TICKER                      FUND #
CA Tax-Free Money Market
     Class A Shares                                 431114859                           HMAXX                        476
Capital Growth Allocation Fund
     Class A Shares                                 431112564                           HMAAX                       1494
     Class C Shares                                 431112556                           HBACX                       1497
Growth & Income Allocation Fund
     Class A Shares                                 431112580                           HMRAX                       1493
     Class C Shares                                 431112572                           HBRCX                       1496
Income Plus Allocation Fund
     Class A Shares                                 431112614                           HMPAX                       1495
     Class C Shares                                 431112598                           HBPCX                       1498

                                               CLASS S SHARES INFORMATION

100% U.S. Treasury Money Market
     Class S Shares                                 431112606                           HUSXX                       1730
U.S. Government Money Market
     Class S Shares                                 431112507                           HGSXX                       1729
Diversified Money Market
     Class S Shares                                 431112408                           HDSXX                       1728
CA Tax-Free Money Market
     Class S Shares                                 431112705                           HCSXX                       1727

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NOTES

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118                              1.800.433.6884

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NOTES

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SERVICE PROVIDERS &
BOARD OF TRUSTEES

INVESTMENT ADVISER
HighMark Capital Management, Inc.
475 Sansome Street
San Francisco, CA 94111

SUB-ADVISERS
Large Cap Growth Fund:
Waddell & Reed Investment Management Company
6300 Lamar Avenue
Shawnee Mission, KS 66202

Large Cap Value Fund:
Aronson+Johnson+Ortiz, LP
230 South Broad Street, 20th Floor
Philadelphia, PA 19102

Small Cap Growth Fund:
Chartwell Investment Partners L.P.
1235 Westlakes Drive, Suite 400
Berwyn, PA 19312

Small Cap Value Fund:
LSV Asset Management
One North Wacker Drive, Suite 4000
Chicago, IL 60606

CUSTODIAN
Union Bank of California, N.A.
475 Sansome Street
San Francisco, CA 94111

ADMINISTRATOR & DISTRIBUTOR
SEI Investments Global Funds Services
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
Ropes & Gray LLP
One Embarcadero Center, Suite 2200
San Francisco, CA 94111

AUDITORS
Deloitte & Touche LLP
350 South Grand Avenue, Suite 200
Los Angeles, CA 90071

TRANSFER AGENT
State Street Bank & Trust Co.
PO Box 8416
Boston, MA 02266

BOARD OF TRUSTEES
Joseph C. Jaeger, Chairman
Thomas L. Braje, Vice Chairman
David Benkert
David A. Goldfarb
Michael L. Noel
Robert M. Whitler

--------------------------------------------------------------------------------

120                              1.800.433.6884

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

                        To learn more about HighMark, visit us at www.highmarkfunds.com or call:

                        INVESTOR SERVICES DESK
                        1.800.433.6884

                        INVESTMENT PROFESSIONAL SUPPORT DESK
                        1.800.455.5609



                        THANK YOU
                        FOR YOUR INVESTMENT.

                        [HIGHMARK FUNDS LOGO OMITTED]




                        ------------------------------
                          Mutual Funds:
                          o are not FDIC insured
                          o have no bank guarantee
                          o may lose value
                        ------------------------------

[HIGHMARK FUNDS LOGO OMITTED]


445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071




WWW.HIGHMARKFUNDS.COM

HMK-SA-001-0400
84808 (01/05)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                      HighMark Funds


By (Signature and Title)*                         /s/ James F. Volk
                                                  -----------------
                                                  James F. Volk, President

Date March 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                         /s/ James F. Volk
                                                  -----------------
                                                  James F. Volk, President

Date March 28, 2005


By (Signature and Title)*                         /s/ Peter Golden
                                                  ----------------
                                                  Peter Golden, Controller & CFO

Date March 28, 2005
* Print the name and title of each signing officer under his or her signature.